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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05629

ING Investors Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING AllianceBernstein Mid Cap Growth Portfolio
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio
ING BlackRock Inflation Protected Bond Portfolio
ING BlackRock Large Cap Growth Portfolio
ING BlackRock Large Cap Value Portfolio
ING Capital Guardian U.S. Equities Portfolio
ING Disciplined Small Cap Value Portfolio
ING EquitiesPlus Portfolio
ING Evergreen Health Sciences Portfolio
ING Evergreen Omega Portfolio
ING FMRSM Diversified Mid Cap Portfolio
ING FMRSM Large Cap Growth Portfolio
ING FMRSM Mid Cap Growth Portfolio
ING Focus 5 Portfolio
ING Franklin Income Portfolio
ING Franklin Mutual Shares Portfolio
ING Franklin Templeton Founding Strategy Portfolio
ING Global Real Estate Portfolio
ING Global Resources Portfolio
ING Global Technology Portfolio
ING International Growth Opportunities Portfolio
ING Janus Contrarian Portfolio
ING JPMorgan Emerging Markets Equity Portfolio
ING JPMorgan Small Cap Core Equity Portfolio
ING JPMorgan Value Opportunities Portfolio
ING Julius Baer Foreign Portfolio
ING Legg Mason Value Portfolio
ING LifeStyle Aggressive Growth Portfolio
ING LifeStyle Growth Portfolio
ING LifeStyle Moderate Portfolio
ING LifeStyle Moderate Growth Portfolio
ING Limited Maturity Bond Portfolio
ING Liquid Assets Portfolio
ING Lord Abbett Affiliated Portfolio
ING MarketPro Portfolio
ING MarketStyle Growth Portfolio
ING MarketStyle Moderate Portfolio
ING MarketStyle Moderate Growth Portfolio
ING Marisco Growth Portfolio
ING Marisco International Opportunities Portfolio
ING MFS Total Return Portfolio
ING MFS Utilities Portfolio
ING Oppenheimer Main Street Portfolio®
ING PIMCO Core Bond Portfolio
ING PIMCO High Yield Portfolio
ING Pioneer Equity Income Portfolio
ING Pioneer Fund Portfolio
ING Pioneer Mid Cap Value Portfolio
ING Stock Index Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING T. Rowe Price Equity Income Portfolio
ING Templeton Global Growth Portfolio
ING UBS U.S. Allocation Portfolio
ING Van Kampen Capital Growth Portfolio
ING Van Kampen Global Franchise Portfolio
ING Van Kampen Growth and Income Portfolio
ING Van Kampen Real Estate Portfolio
ING VP Index Plus International Equity Portfolio
ING Wells Fargo Disciplined Value Portfolio
ING Wells Fargo Small Cap Disciplined Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING AllianceBernstein Mid Cap Growth Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 99.3%
		Airlines: 2.6%
488,520	@	Continental Airlines, Inc.	$16,135,816
			16,135,816
		Biotechnology: 7.8%
402,670	@, L	Affymetrix, Inc.	10,215,738
878,718	@, L	Applera Corp. - Celera Genomics Group	12,354,775
103,490	@, L	Celgene Corp.	7,379,872
1,152,450	@, @@, L	Compugen Ltd.	2,823,503
45,900	@, L	Illumina, Inc.	2,381,292
117,930	@, L	Myriad Genetics, Inc.	6,150,050
365,680	@, @@, L	Qiagen NV	7,097,849
			48,403,079
		Commercial Services: 4.9%
209,280	@	Apollo Group, Inc. - Class A	12,588,192
371,800	@, L	Quanta Services, Inc.	9,834,110
222,810	@, L	Vistaprint Ltd.	8,326,410
			30,748,712
		Computers: 3.0%
698,031	@, L	Network Appliance, Inc.	18,784,014
			18,784,014
		Cosmetics/Personal Care: 1.4%
206,275	@, L	Bare Escentuals, Inc.	5,130,059
83,600		Estee Lauder Cos., Inc.	3,549,656
			8,679,715
		Diversified Financial Services: 8.2%
24,065		CME Group, Inc.	14,134,578
296,200	@, L	Interactive Brokers Group, Inc.	7,778,212
509,560	@, L	Nasdaq Stock Market, Inc.	19,200,221
551,770	@, L	TD Ameritrade Holding Corp.	10,053,249
			51,166,260
		Electric: 2.7%
483,540	@	AES Corp.	9,690,142
147,830		ITC Holdings Corp.	7,324,977
			17,015,119
		Electronics: 3.4%
101,020	@, L	Itron, Inc.	9,401,931
121,000	@	Thomas & Betts Corp.	7,095,440
121,000	@	Trimble Navigation Ltd.	4,744,410
			21,241,781
		Energy — Alternate Sources: 1.1%
59,600	@, L	First Solar, Inc.	7,017,304
			7,017,304
		Hand/Machine Tools: 1.8%
276,735		Baldor Electric Co.	11,055,563
			11,055,563
		Healthcare — Products: 7.4%
895,610	@, L	Cepheid, Inc.	20,419,908
1,462,215	@, L	Cerus Corp.	12,765,137
462,390	@, @@, L	Given Imaging Ltd.	12,724,973
			45,910,018
		Internet: 6.4%
760,298	@	Audible, Inc.	9,883,874
166,620	@@	Ctrip.com International Ltd. ADR	8,630,916
3,267,252	@, L	Move, Inc.	9,017,616
336,350	@, @@, L	Shanda Interactive Entertainment Ltd. ADR	12,515,584
			40,047,990
		Lodging: 3.9%
121,600	@, W, L	Gaylord Entertainment Co.	6,471,552
206,600		Wyndham Worldwide Corp.	6,768,216
68,490	@, L	Wynn Resorts Ltd.	10,791,284
			24,031,052
		Machinery — Diversified: 1.0%
84,700		Flowserve Corp.	6,452,446
			6,452,446
		Mining: 0.9%
520,900	@	USEC, Inc.	5,339,225
			5,339,225
		Oil & Gas: 1.9%
165,200		Chesapeake Energy Corp.	5,824,952
141,100	@	Denbury Resources, Inc.	6,305,759
			12,130,711
		Oil & Gas Services: 1.0%
112,740	@	FMC Technologies, Inc.	6,500,588
			6,500,588

PORTFOLIO OF INVESTMENTS
ING AllianceBernstein Mid Cap Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals: 0.4%
81,700	@, L	Alnylam Pharmaceuticals, Inc.	$2,677,309
			2,677,309
		Pipelines: 1.1%
387,700		El Paso Corp.	6,579,269
			6,579,269
		Retail: 0.8%
86,050	@, L	Under Armour, Inc.	5,147,511
			5,147,511
		Semiconductors: 16.8%
1,704,248	@	Advanced Micro Devices, Inc.	22,496,071
275,960	@, L	International Rectifier Corp.	9,103,920
234,304		KLA-Tencor Corp.	13,069,477
305,578	@	Lam Research Corp.	16,275,084
103,400	@	MEMC Electronic Materials, Inc.	6,086,124
435,710	@, L	Netlogic Microsystems, Inc.	15,733,488
174,970	@	Nvidia Corp.	6,340,913
368,288	@, L	Silicon Laboratories, Inc.	15,379,707
			104,484,784
		Software: 11.3%
446,350	@	Activision, Inc.	9,636,697
156,177	@	Navteq Corp.	12,177,121
442,000	@, L	Nuance Communications, Inc.	8,535,020
912,645	@, L	Red Hat, Inc.	18,134,256
360,156	@, L	Salesforce.com, Inc.	18,483,206
29,700	@	THQ, Inc.	741,906
33,600	@, L	VMware, Inc.	2,856,000
			70,564,206
		Telecommunications: 9.5%
195,200	@, L	Ciena Corp.	7,433,216
277,400	@, L	Infinera Corp.	5,589,610
1,638,131	@, L	JDS Uniphase Corp.	24,506,440
468,702	@	Juniper Networks, Inc.	17,159,180
1,008,795	@, L	Level 3 Communications, Inc.	4,690,897
			59,379,343
		Total Common Stock
		(Cost $555,208,361)	619,491,815

Principal Amount				Value
SHORT-TERM INVESTMENTS: 27.8%
		U.S. Government Agency Obligations: 0.7%
$4,138,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07		$4,137,563

		Total U.S. Government Agency Obligations
		(Cost $4,137,563)		4,137,563

		Securities Lending Collateralcc: 27.1%
169,070,473		Bank of New York Mellon Corp. Institutional Cash Reserves		169,070,473

		Total Securities Lending Collateral
		(Cost $169,070,473)		169,070,473

		Total Short-Term Investments
		(Cost $173,208,036)		173,208,036

		Total Investments in Securities (Cost $728,416,397)	127.1%	$792,699,851
		Other Assets and Liabilities — Net	(27.1)	(169,005,916)
		Net Assets	100.0%	$623,693,935

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $752,035,433.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$72,704,634
	Gross Unrealized Depreciation	(32,040,216)
	Net Unrealized Appreciation	$40,664,418

PORTFOLIO OF INVESTMENTS
ING American Funds Growth Portfolio	as of September 30, 2007 (Unaudited)

Shares (Amounts in Thousands)			Value (Amounts in Thousands)
AFFILIATED INVESTMENT COMPANIES: 100.0%
35,731	American Funds Growth Fund - Class 2 Shares		$2,476,164

	Total Investments in Securities
	(Cost $1,915,776)*	100.0%	$2,476,164
	Other Assets and Liabilities — Net	(0.0)	(1,153)
	Net Assets	100.0%	$2,475,011

*	Cost for federal income tax purposes is $1,839,297.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$560,388
	Gross Unrealized Depreciation	—
	Net Unrealized Appreciation	$560,388

PORTFOLIO OF INVESTMENTS
ING American Funds Growth-Income Portfolio	as of September 30, 2007 (Unaudited)

Shares (Amounts in Thousands)			Value (Amounts in Thousands)
AFFILIATED INVESTMENT COMPANIES: 100.0%
36,904	American Funds Growth-Income Fund - Class 2 Shares		$1,667,348

	Total Investments in Securities
	(Cost $1,360,834)*	100.0%	$1,667,348
	Other Assets and Liabilities — Net	(0.0)	(770)
	Net Assets	100.0%	$1,666,578

*	Cost for federal income tax purposes is the same as for financial statement purposes.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$306,514
	Gross Unrealized Depreciation	—
	Net Unrealized Appreciation	$306,514

PORTFOLIO OF INVESTMENTS
ING American Funds International Portfolio	as of September 30, 2007 (Unaudited)

Shares (Amounts in Thousands)			Value (Amounts in Thousands)
AFFILIATED INVESTMENT COMPANIES: 100.0%
59,036	American Funds International Fund - Class 2 Shares		$1,454,046

	Total Investments in Securities
	(Cost $1,071,403)*	100.0%	$1,454,046
	Other Assets and Liabilities — Net	(0.0)	(658)
	Net Assets	100.0%	$1,453,388

*	Cost for federal income tax purposes is the same as for financial statement purposes.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$382,643
	Gross Unrealized Depreciation	—
	Net Unrealized Appreciation	$382,643

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2007 (Unaudited)

	Principal Amount				Value
CORPORATE BONDS/NOTES: 0.3%
			Diversified Financial Services: 0.3%
$800,000			SLM Corp., 4.480%, due 01/31/14		$613,944
			Total Corporate Bonds/Notes (Cost $692,460)		613,944
U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.7%
			Federal National Mortgage Corporation: 6.7%
	9,000,000	W	5.500%, due 10/15/35		8,815,779
	3,313,146		5.500%, due 04/01/37		3,245,738
	660,744		5.500%, due 05/01/37		647,301
			Total U.S. Government Agency Obligations (Cost $12,669,131)		12,708,818
U.S. TREASURY OBLIGATIONS: 50.9%
			U.S. Treasury Bonds: 0.1%
	280,000		4.625%, due 11/15/16		281,466
					281,466
			Treasury Inflation Indexed Protected Securities: 50.8%
	8,365,000		0.875%, due 04/15/10		8,894,980
	1,820,000		1.875%, due 07/15/13		2,031,867
	6,205,000		1.875%, due 07/15/15		6,470,969
	8,515,000		2.000%, due 01/15/14		9,464,147
	510,000		2.375%, due 04/15/11		538,852
	22,015,000		2.375%, due 01/15/17		22,909,861
	8,555,000		2.375%, due 01/15/25		9,540,119
	20,875,000		2.375%, due 01/15/27		21,831,331
	225,000		3.000%, due 07/15/12		271,374
	3,840,000		3.375%, due 04/15/32		5,505,453
	1,205,000		3.500%, due 01/15/11		1,505,477
	1,830,000		3.625%, due 04/15/28		2,871,595
	1,725,000		3.875%, due 01/15/09		2,236,489
	1,500,000		4.250%, due 01/15/10		1,945,464
					96,017,978
			Total U.S. Treasury Obligations (Cost $94,310,582)		96,299,444
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.9%
	905,000	C	GMAC Commercial Mortgage Securities, Inc., 4.547%, due 12/10/41		885,198
	775,000	C	Wachovia Bank Commercial Mortgage Trust, 5.928%, due 05/15/43		790,502
			Total Collateralized Mortgage Obligations (Cost $1,637,124)		1,675,700
OTHER BONDS: 13.1%
			Foreign Government Bonds: 13.1%
EUR	6,916,276	@@	Deutschland Inflation Linked Bond, 1.500%, due 04/15/16		9,378,724
EUR	7,120,540	@@	France Government International Bond OAT, 1.800%, due 07/25/40		9,156,589
EUR	4,459,518	@@	Italy Buoni Poliennali Del Tesoro, 0.950%, due 09/15/10		6,161,122
			Total Other Bonds (Cost $23,757,229)		24,696,435
			Total Long-Term Investments (Cost $133,066,526)		135,994,341
SHORT-TERM INVESTMENTS: 20.2%
			U.S. Government Agency Obligations: 20.2%
$38,300,000		Z	Federal Home Loan Bank, 3.900%, due 10/01/07		38,295,851
			Total Short-Term Investments (Cost $38,295,851)		38,295,851
			Total Investments in Securities (Cost $171,362,377)	92.1%	$ 174,290,192
			Other Assets and Liabilities — Net	7.9	14,908,776
			Net Assets	100.0%	$ 189,198,968
		@@	Foreign Issuer
		C	Bond may be called prior to maturity date.
		W	When-issued or delayed delivery security
		Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2007 (Unaudited) (continued)

EUR	EU Euro

*	Cost for federal income tax purposes is $171,380,124.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$ 3,128,366
	Gross Unrealized Depreciation	(218,298)
	Net Unrealized Appreciation	$ 2,910,068

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2007 (Unaudited)(continued)

At September 30, 2007 the following forward currency contracts were outstanding for the ING BlackRock Inflation Protected Bond Portfolio:

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
				USD
EURO
EUR	318,107	Buy	10/17/07	452,599	453,808	$1,209
						$1,209
EURO
EUR	13,128,000	Sell	10/17/07	18,001,022	18,728,266	$(727,244)

EURO
EUR	4,283,000	Sell	10/17/07	5,873,274	6,110,083	(236,809)

EURO
EUR	265,000	Sell	10/17/07	367,130	378,046	(10,916)

British Pound Sterling
GBP	10,600	Sell	10/17/07	21,492	21,679	(187)
						$(975,156)

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2007 (Unaudited)(continued)

ING BlackRock Inflation Protected Bond Portfolio Open Futures Contracts on September 30, 2007

Contract Description	Number of Contracts	Notional Market Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro-Bund	24	$3,856,208	12/06/07	$(25,630)
Long Gilt	8	1,750,389	12/27/07	(3,194)
U.S. Treasury 2-Year Note	71	14,700,328	12/31/07	25,767
U.S. Treasury 5-Year Note	6	642,188	12/31/07	3,104
				$47
Short Contracts
U.S. Treasury 10-Year Note	226	(24,697,563)	12/19/07	(64,320)
U.S. Treasury Long Bond	78	(8,684,813)	12/19/07	49,814
				$(14,506)

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2007 (Unaudited)(continued)

ING BlackRock Inflation Protected Bond Portfolio Written Options Open on September 30, 2007:

Description/Name of Issuer	Exercise Price		Expiration Date	# of Contracts	Premium Received	Value
Put Option CBOT
US Treasury 10-Year Note Future 12/07	USD	108	11/20/07	23	$11,436	$(10,062)
Call Option CBOT
US Treasury 10-Year Note Future 12/07	USD	110	11/20/07	23	14,430	(15,094)
					$25,866	$(25,156)

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2007 (Unaudited)(continued)

ING BlackRock Inflation Protected Bond Portfolio Total Return Swap Agreements Outstanding on September 30, 2007:

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive total return on Barclays UG Government Inflation Linked Bond All Maturities Index. Pay a floating rate based on 3-month USD-LIBOR minus 4.5 bps and, if negative, the absolute value of the total return on the index. Counterparty: Barclay’s Bank PLC	01/31/08	USD	35,000,000	$264,236
				$264,236

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 99.9%
		Advertising: 1.0%
94,000		Omnicom Group	$4,520,460
			4,520,460
		Aerospace/Defense: 3.6%
48,000	L	L-3 Communications Holdings, Inc.	4,902,720
57,000		Lockheed Martin Corp.	6,183,930
92,000		Raytheon Co.	5,871,440
			16,958,090
		Airlines: 0.9%
133,000	@, L	Continental Airlines, Inc.	4,392,990
			4,392,990
		Biotechnology: 2.1%
76,000	@	Biogen Idec, Inc.	5,041,080
60,000	@, L	Invitrogen Corp.	4,903,800
			9,944,880
		Chemicals: 1.0%
68,000	L	Sherwin-Williams Co.	4,468,280
			4,468,280
		Commercial Services: 4.5%
153,000	@@	Accenture Ltd.	6,158,250
16,000	@	Apollo Group, Inc. - Class A	962,400
141,000	@	Hewitt Associates, Inc.	4,942,050
44,000	@	ITT Educational Services, Inc.	5,354,360
61,000		McKesson Corp.	3,586,190
			21,003,250
		Computers: 13.0%
221,000	@, L	Cadence Design Systems, Inc.	4,903,990
302,000	@	Dell, Inc.	8,335,200
60,000	@	DST Systems, Inc.	5,148,600
225,000		Electronic Data Systems Corp.	4,914,000
362,000	@	EMC Corp.	7,529,600
249,000		Hewlett-Packard Co.	12,397,710
105,000	L	International Business Machines Corp.	12,369,000
185,000	@	Synopsys, Inc.	5,009,800
			60,607,900
		Diversified Financial Services: 1.1%
181,000	L	Janus Capital Group, Inc.	5,118,680
			5,118,680
		Electrical Components & Equipment: 1.1%
48,000	@	Energizer Holdings, Inc.	5,320,800
			5,320,800
		Electronics: 5.3%
90,000	@	Agilent Technologies, Inc.	3,319,200
125,000	@	Avnet, Inc.	4,982,500
52,000	@	Mettler Toledo International, Inc.	5,304,000
32,000		PerkinElmer, Inc.	934,720
88,000	@	Thomas & Betts Corp.	5,160,320
75,000	@	Waters Corp.	5,019,000
			24,719,740
		Engineering & Construction: 1.2%
40,000		Fluor Corp.	5,759,200
			5,759,200
		Environmental Control: 1.0%
358,000	@	Allied Waste Industries, Inc.	4,564,500
			4,564,500
		Food: 2.1%
101,000		HJ Heinz Co.	4,666,200
185,000		Kroger Co.	5,276,200
			9,942,400
		Healthcare — Products: 1.7%
84,000	@, L	Kinetic Concepts, Inc.	4,727,520
40,000	@	Zimmer Holdings, Inc.	3,239,600
			7,967,120
		Healthcare — Services: 7.7%
117,000		Aetna, Inc.	6,349,590
88,000	@	Coventry Health Care, Inc.	5,474,480
80,000	@	Humana, Inc.	5,590,400
60,000	@, L	Laboratory Corp. of America Holdings	4,693,800
161,000		UnitedHealth Group, Inc.	7,797,230
76,000	@	WellPoint, Inc.	5,997,920
			35,903,420
		Housewares: 1.0%
80,000		Toro Co.	4,706,400
			4,706,400

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Insurance: 2.4%
97,000	L	CNA Financial Corp.	$3,814,040
60,000	@@	PartnerRe Ltd.	4,739,400
28,000		Transatlantic Holdings, Inc.	1,969,240
8,000	@@	XL Capital Ltd.	633,600
			11,156,280
		Internet: 1.8%
92,000	@	eBay, Inc.	3,589,840
141,000	@	McAfee, Inc.	4,916,670
			8,506,510
		Machinery — Construction & Mining: 0.7%
37,000	@	Terex Corp.	3,293,740
			3,293,740
		Machinery — Diversified: 2.2%
113,000		Manitowoc Co., Inc.	5,003,640
76,000		Rockwell Automation, Inc.	5,282,760
			10,286,400
		Media: 1.4%
185,000		Walt Disney Co.	6,362,150
			6,362,150
		Mining: 1.2%
44,000	L	Southern Copper Corp.	5,448,520
			5,448,520
		Miscellaneous Manufacturing: 1.5%
121,000		Honeywell International, Inc.	7,195,870
			7,195,870
		Office Furnishings: 0.8%
221,000		Steelcase, Inc.	3,973,580
			3,973,580
		Oil & Gas: 6.7%
92,000		ENSCO International, Inc.	5,161,200
70,000		ExxonMobil Corp.	6,479,200
109,000		Frontier Oil Corp.	4,538,760
76,000		Holly Corp.	4,547,080
97,000	L	Tesoro Petroleum Corp.	4,463,940
92,000		Valero Energy Corp.	6,180,560
			31,370,740
		Oil & Gas Services: 0.2%
36,000	@	Global Industries Ltd.	927,360
			927,360
		Packaging & Containers: 3.2%
185,000	@	Crown Holdings, Inc.	4,210,600
129,000	@	Owens-Illinois, Inc.	5,347,050
181,000		Packaging Corp. of America	5,261,670
			14,819,320
		Pharmaceuticals: 5.3%
51,160		AmerisourceBergen Corp.	2,319,083
20,000		Eli Lilly & Co.	1,138,600
101,000	@	Express Scripts, Inc.	5,637,820
72,000	@	Medco Health Solutions, Inc.	6,508,080
70,945		Pfizer, Inc.	1,733,186
241,000		Schering-Plough Corp.	7,622,830
			24,959,599
		Retail: 5.6%
36,000	@	Autozone, Inc.	4,181,040
169,000	@, L	Big Lots, Inc.	5,042,960
117,000	@, L	Dollar Tree Stores, Inc.	4,743,180
153,000		Family Dollar Stores, Inc.	4,063,680
71,000		Men’s Wearhouse, Inc.	3,586,920
217,000	L	RadioShack Corp.	4,483,220
			26,101,000
		Semiconductors: 5.9%
306,000		Applied Materials, Inc.	6,334,200
277,000	@	Integrated Device Technology, Inc.	4,287,960
40,000		Intersil Corp.	1,337,200
92,000	L	KLA-Tencor Corp.	5,131,760
149,000	@, L	Novellus Systems, Inc.	4,061,740
175,000	@	Nvidia Corp.	6,342,000
			27,494,860
		Software: 7.2%
161,000	@	BMC Software, Inc.	5,028,030
201,000	L	CA, Inc.	5,169,720
475,000	@	Compuware Corp.	3,809,500
362,000		Microsoft Corp.	10,664,520
422,000	@	Oracle Corp.	9,136,300
			33,808,070
		Telecommunications: 4.5%
471,000	@	Cisco Systems, Inc.	15,594,810
153,000	@, L	Juniper Networks, Inc.	5,601,330
			21,196,140

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares				Value
		Transportation: 1.0%
76,000	L	Tidewater, Inc.		$4,775,840
				4,775,840
		Total Common Stock (Cost $441,497,518)		467,574,089

Principal Amount				Value
SHORT-TERM INVESTMENTS: 15.4%
		U.S. Government Agency Obligations: 0.0%
$208,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07		$207,978
		Total U.S. Government Agency Obligations (Cost $207,978)		207,978
		Securities Lending Collateralcc: 15.4%
72,050,855		Bank of New York Mellon Corp. Institutional Cash Reserves		72,050,855
		Total Securities Lending Collateral (Cost $72,050,855)		72,050,855
		Total Short-Term Investments (Cost $72,258,833)		72,258,833
		Total Investments in Securities (Cost $513,756,351)	115.3%	$539,832,922
		Other Assets and Liabilities — Net	(15.3)	(71,782,264)
		Net Assets	100.0%	$468,050,658

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $514,331,793.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$36,858,550
	Gross Unrealized Depreciation	(11,357,421)
	Net Unrealized Appreciation	$25,501,129

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Value Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 99.4%
		Aerospace/Defense: 3.5%
5,000		DRS Technologies, Inc.	$275,600
21,000	L	L-3 Communications Holdings, Inc.	2,144,940
23,000		Northrop Grumman Corp.	1,794,000
35,000		Raytheon Co.	2,233,700
			6,448,240
		Banks: 1.0%
35,000		Bank of America Corp.	1,759,450
			1,759,450
		Beverages: 0.6%
9,000		Pepsi Bottling Group, Inc.	334,530
21,000		PepsiAmericas, Inc.	681,240
			1,015,770
		Biotechnology: 2.3%
34,000	@	Biogen Idec, Inc.	2,255,220
23,000	@, L	Invitrogen Corp.	1,879,790
			4,135,010
		Chemicals: 1.8%
10,000		EI DuPont de Nemours & Co.	495,600
20,000		FMC Corp.	1,040,400
2,000		Lubrizol Corp.	130,120
26,000		Sherwin-Williams Co.	1,708,460
			3,374,580
		Commercial Services: 2.1%
5,000	@	Hewitt Associates, Inc.	175,250
17,000		Manpower, Inc.	1,093,950
30,000		McKesson Corp.	1,763,700
15,000		RR Donnelley & Sons Co.	548,400
16,000		Service Corp. International	206,400
			3,787,700
		Computers: 7.0%
91,000	@, L	Cadence Design Systems, Inc.	2,019,290
38,000	@	Computer Sciences Corp.	2,124,200
71,000		Electronic Data Systems Corp.	1,550,640
96,000	@	EMC Corp.	1,996,800
35,000		Hewlett-Packard Co.	1,742,650
22,000	L	International Business Machines Corp.	2,591,600
31,000	@	Synopsys, Inc.	839,480
			12,864,660
		Diversified Financial Services: 8.3%
53,000		Citigroup, Inc.	2,473,510
14,000		Goldman Sachs Group, Inc.	3,034,360
69,000	L	Janus Capital Group, Inc.	1,951,320
113,000		JPMorgan Chase & Co.	5,177,660
40,000	L	Lehman Brothers Holdings, Inc.	2,469,200
			15,106,050
		Electric: 0.7%
78,000	L	CMS Energy Corp.	1,311,960
			1,311,960
		Electrical Components & Equipment: 0.8%
14,000	@, L	Energizer Holdings, Inc.	1,551,900
			1,551,900
		Electronics: 1.3%
48,000	@	Avnet, Inc.	1,913,280
14,000		PerkinElmer, Inc.	408,940
			2,322,220
		Food: 4.5%
41,000		HJ Heinz Co.	1,894,200
11,000		JM Smucker Co.	587,620
69,000		Kroger Co.	1,967,880
62,000		Safeway, Inc.	2,052,820
93,000		Tyson Foods, Inc.	1,660,050
			8,162,570
		Forest Products & Paper: 1.2%
62,000	L	International Paper Co.	2,223,940
			2,223,940
		Gas: 0.6%
55,000	L	NiSource, Inc.	1,052,700
			1,052,700
		Healthcare — Products: 0.9%
29,000	@, L	Kinetic Concepts, Inc.	1,632,120
			1,632,120
		Healthcare — Services: 4.1%
37,000		Aetna, Inc.	2,007,990

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Value Portfolio	as of September 30, 2007 (Unaudited)(continued)

Shares			Value
		Healthcare — Services(continued)
32,000	@	Coventry Health Care, Inc.	$1,990,720
4,000	@, L	Health Net, Inc.	216,200
12,000	@	Humana, Inc.	838,560
31,000	@	WellPoint, Inc.	2,446,520
			7,499,990
		Home Builders: 0.3%
1,000	@, L	NVR, Inc.	470,250
			470,250
		Insurance: 14.0%
1,000		AMBAC Financial Group, Inc.	62,910
18,000	L	American Financial Group, Inc.	513,360
70,000		American International Group, Inc.	4,735,500
49,000		AON Corp.	2,195,690
33,000		Chubb Corp.	1,770,120
32,000		Cigna Corp.	1,705,280
15,000	L	CNA Financial Corp.	589,800
3,000	@@	Everest Re Group Ltd.	330,720
12,000		Loews Corp.	580,200
31,000	L	Metlife, Inc.	2,161,630
10,000	@@, L	PartnerRe Ltd.	789,900
23,000		Prudential Financial, Inc.	2,244,340
23,000		Safeco Corp.	1,408,060
52,000		Travelers Cos., Inc.	2,617,680
69,000	L	UnumProvident Corp.	1,688,430
28,000	@@, L	XL Capital Ltd.	2,217,600
			25,611,220
		Internet: 1.0%
51,000	@	McAfee, Inc.	1,778,370
			1,778,370
		Iron/Steel: 1.2%
20,000		United States Steel Corp.	2,118,800
			2,118,800
		Machinery — Diversified: 1.2%
11,000	@, L	AGCO Corp.	558,470
6,000		Deere & Co.	890,520
18,000	@	Gardner Denver, Inc.	702,000
			2,150,990
		Media: 1.5%
81,000		Walt Disney Co.	2,785,590
			2,785,590
		Metal Fabricate/Hardware: 0.3%
15,000		Commercial Metals Co.	474,750
			474,750
		Miscellaneous Manufacturing: 5.4%
131,000		General Electric Co.	5,423,400
35,000		Honeywell International, Inc.	2,081,450
7,000		Pall Corp.	272,300
22,000		SPX Corp.	2,036,320
1,000		Teleflex, Inc.	77,920
			9,891,390
		Office/Business Equipment: 1.1%
119,000	@	Xerox Corp.	2,063,460
			2,063,460
		Oil & Gas: 16.5%
71,000		Chevron Corp.	6,644,180
23,000		ConocoPhillips	2,018,710
33,000		ENSCO International, Inc.	1,851,300
124,000		ExxonMobil Corp.	11,477,440
43,000		Frontier Oil Corp.	1,790,520
51,000		Marathon Oil Corp.	2,908,020
2,000	L	Sunoco, Inc.	141,560
29,000	L	Tesoro Petroleum Corp.	1,334,580
30,000		Valero Energy Corp.	2,015,400
			30,181,710
		Packaging & Containers: 1.0%
42,000	@	Owens-Illinois, Inc.	1,740,900
			1,740,900
		Pharmaceuticals: 4.5%
39,000		AmerisourceBergen Corp.	1,767,870
35,000		Eli Lilly & Co.	1,992,550
101,000	@	King Pharmaceuticals, Inc.	1,183,720
21,000	@	Medco Health Solutions, Inc.	1,898,190
58,000		Pfizer, Inc.	1,416,940
			8,259,270
		Retail: 2.6%
41,000	@	Dollar Tree Stores, Inc.	1,662,140
52,000	L	Family Dollar Stores, Inc.	1,381,120
84,000	L	RadioShack Corp.	1,735,440
			4,778,700
		Semiconductors: 1.8%
31,000	@	Integrated Device Technology, Inc.	479,880

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Value Portfolio	as of September 30, 2007 (Unaudited)(continued)

Shares				Value
		Semiconductors (continued)
5,000		Intersil Corp.		$167,150
16,000	L	KLA-Tencor Corp.		892,480
62,000	@, L	Novellus Systems, Inc.		1,690,120
				3,229,630
		Software: 1.8%
36,000	@	BMC Software, Inc.		1,124,280
47,000		CA, Inc.		1,208,840
119,000	@	Compuware Corp.		954,380
5,000	@	Novell, Inc.		38,200
				3,325,700
		Telecommunications: 2.6%
61,000	L	AT&T, Inc.		2,580,910
247,000	@, L	Qwest Communications International, Inc.		2,262,520
				4,843,430
		Toys/Games/Hobbies: 0.9%
62,000	L	Hasbro, Inc.		1,728,560
				1,728,560
		Transportation: 1.0%
29,000	L	Tidewater, Inc.		1,822,360
				1,822,360
		Total Common Stock
		(Cost $167,743,712)		181,503,940

Principal Amount				Value
SHORT-TERM INVESTMENTS: 20.3%
		U.S. Government Agency Obligations: 0.3%
$466,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07		$465,951
		Total U.S. Government Agency Obligations (Cost $465,951)		465,951
		Securities Lending Collateralcc: 20.0%
36,504,500		Bank of New York Mellon Corp. Institutional Cash Reserves		36,504,500
		Total Securities Lending Collateral (Cost $36,504,500)		36,504,500
		Total Short-Term Investments (Cost $36,970,451)		36,970,451
		Total Investments in Securities (Cost $204,714,163)	119.7%	$218,474,391
		Other Assets and Liabilities — Net	(19.7)	(35,958,061)
		Net Assets	100.0%	$182,516,330

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $204,869,973.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$18,107,327
	Gross Unrealized Depreciation	(4,502,909)
	Net Unrealized Appreciation	$13,604,418

PORTFOLIO OF INVESTMENTS
ING Capital Guardian U.S. Equities Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 97.6%
		Advertising: 0.3%
3,700	@, L	Getty Images, Inc.	$103,008
32,000	L	Omnicom Group	1,538,880
			1,641,888
		Aerospace/Defense: 1.6%
700	@, L	Alliant Techsystems, Inc.	76,510
28,200		Boeing Co.	2,960,718
71,700		United Technologies Corp.	5,770,416
			8,807,644
		Agriculture: 1.1%
91,300		Altria Group, Inc.	6,348,089
			6,348,089
		Apparel: 0.6%
18,400	@	Coach, Inc.	869,768
88,012	@, L	Hanesbrands, Inc.	2,469,617
			3,339,385
		Auto Manufacturers: 0.9%
361,100	@, L	Ford Motor Co.	3,065,739
48,500	L	General Motors Corp.	1,779,950
			4,845,689
		Auto Parts & Equipment: 0.4%
21,100		Johnson Controls, Inc.	2,492,121
			2,492,121
		Banks: 4.0%
32,900	L	Capital One Financial Corp.	2,185,547
71,100		Fifth Third Bancorp.	2,408,868
24,600		SunTrust Bank	1,861,482
202,109	L	Wachovia Corp.	10,135,766
151,800		Wells Fargo & Co.	5,407,116
			21,998,779
		Beverages: 2.2%
19,800		Anheuser-Busch Cos., Inc.	989,802
53,400		Coca-Cola Co.	3,068,898
111,200		PepsiCo, Inc.	8,146,512
			12,205,212
		Biotechnology: 1.6%
87,900	@, L	Genentech, Inc.	6,857,958
176,200	@, L	Millennium Pharmaceuticals, Inc.	1,788,430
			8,646,388
		Building Materials: 0.3%
29,400		American Standard Cos., Inc.	1,047,228
31,700	@, L	Owens Corning, Inc.	794,085
			1,841,313
		Chemicals: 0.9%
46,800	@@	Potash Corp. of Saskatchewan	4,946,760
			4,946,760
		Coal: 0.4%
62,400	L	Arch Coal, Inc.	2,105,376
			2,105,376
		Commercial Services: 0.2%
21,700	L	Moody’s Corp.	1,093,680
			1,093,680
		Computers: 5.1%
22,100	@	Affiliated Computer Services, Inc.	1,110,304
399,700	@, L	Brocade Communications Systems, Inc.	3,421,432
12,000	@	Cognizant Technology Solutions Corp.	957,240
149,700	@	Dell, Inc.	4,131,720
41,500		Hewlett-Packard Co.	2,066,285
91,100	@, @@, L	Qimonda AG ADR	1,029,430
168,300	@, L	Sandisk Corp.	9,273,330
201,900	@@, L	Seagate Technology, Inc.	5,164,602
196,300	@	Sun Microsystems, Inc.	1,101,243
			28,255,586
		Cosmetics/Personal Care: 0.2%
34,100	@, L	Bare Escentuals, Inc.	848,067
			848,067
		Diversified Financial Services: 5.4%
58,300	@, L	AmeriCredit Corp.	1,024,914
55,900		Fannie Mae	3,399,279
43,900		Freddie Mac	2,590,539
15,900		Goldman Sachs Group, Inc.	3,446,166
98,300	L	IndyMac Bancorp., Inc.	2,320,863
202,360		JPMorgan Chase & Co.	9,272,135
38,600	L	Lehman Brothers Holdings, Inc.	2,382,778

PORTFOLIO OF INVESTMENTS
ING Capital Guardian U.S. Equities Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
107,700		SLM Corp.	$5,349,459
			29,786,133
		Electric: 1.2%
45,200	@	AES Corp.	905,808
20,300	@	Allegheny Energy, Inc.	1,060,878
98,000	L	CMS Energy Corp.	1,648,360
54,900		Edison International	3,044,205
			6,659,251
		Electrical Components & Equipment: 0.4%
25,800		Emerson Electric Co.	1,373,076
10,000	@, L	Energizer Holdings, Inc.	1,108,500
			2,481,576
		Electronics: 1.2%
39,000	@	Agilent Technologies, Inc.	1,438,320
197,400	@, @@, L	Flextronics International Ltd.	2,206,932
128,700	L	Jabil Circuit, Inc.	2,939,508
			6,584,760
		Engineering & Construction: 1.2%
47,700	L	Fluor Corp.	6,867,846
			6,867,846
		Food: 2.6%
25,300		Campbell Soup Co.	936,100
121,781		Kraft Foods, Inc.	4,202,662
340,600		Sara Lee Corp.	5,684,614
24,300		Sysco Corp.	864,837
86,800	@@	Unilever NV ADR	2,677,780
			14,365,993
		Healthcare — Products: 1.9%
117,100		Baxter International, Inc.	6,590,388
5,200	@, L	Kyphon, Inc.	364,000
64,500		Medtronic, Inc.	3,638,445
			10,592,833
		Healthcare — Services: 1.7%
56,500	@	DaVita, Inc.	3,569,670
120,600		UnitedHealth Group, Inc.	5,840,658
			9,410,328
		Home Builders: 0.1%
27,100	L	Lennar Corp.	613,815
			613,815
		Hotels: 0.1%
17,386		Host Hotels & Resorts, Inc.	390,142
			390,142
		Household Products/Wares: 0.2%
30,100	@, L	Jarden Corp.	931,294
			931,294
		Insurance: 4.5%
28,600		Aflac, Inc.	1,631,344
61,200	L	AMBAC Financial Group, Inc.	3,850,092
90,300		American International Group, Inc.	6,108,795
24	@, L	Berkshire Hathaway, Inc. - Class A	2,844,240
158,600		Marsh & McLennan Cos., Inc.	4,044,300
47,800		MBIA, Inc.	2,918,190
63,100	L	Progressive Corp.	1,224,771
25,800	@@	RenaissanceRe Holdings Ltd.	1,687,578
10,700	@@, L	XL Capital Ltd.	847,440
			25,156,750
		Internet: 4.3%
163,800	@	eBay, Inc.	6,391,476
23,536	@	Google, Inc. - Class A	13,351,267
146,900	@, L	Yahoo!, Inc.	3,942,796
			23,685,539
		Investment Companies: 0.3%
44,700	L	American Capital Strategies Ltd.	1,910,031
			1,910,031
		Iron/Steel: 0.1%
4,600		Allegheny Technologies, Inc.	505,770
			505,770
		Leisure Time: 0.2%
19,100	L	Carnival Corp.	925,013
			925,013
		Lodging: 0.8%
26,100	@, L	Las Vegas Sands Corp.	3,482,262
14,300		Starwood Hotels & Resorts Worldwide, Inc.	868,725
			4,350,987
		Machinery — Construction & Mining: 0.2%
14,200		Caterpillar, Inc.	1,113,706
			1,113,706
		Media: 2.5%
77,500	L	CBS Corp. - Class B	2,441,250
12,725		Citadel Broadcasting Corp.	52,936
79,500	@, L	Comcast Corp. – Class A	1,922,310

PORTFOLIO OF INVESTMENTS
ING Capital Guardian U.S. Equities Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Media (continued)
32,400	@	Time Warner Cable, Inc.	$1,062,720
73,050		Time Warner, Inc.	1,341,198
33,400	@, L	Viacom - Class B	1,301,598
165,700	L	Walt Disney Co.	5,698,423
			13,820,435
		Mining: 1.5%
43,400		Alcoa, Inc.	1,697,808
83,900	@@	Barrick Gold Corp.	3,379,492
12,700		Freeport-McMoRan Copper & Gold, Inc.	1,332,103
42,700	L	Newmont Mining Corp.	1,909,971
			8,319,374
		Miscellaneous Manufacturing: 5.7%
31,000	L	Cooper Industries Ltd.	1,583,790
55,300		Danaher Corp.	4,573,863
373,800		General Electric Co.	15,475,320
105,200		Illinois Tool Works, Inc.	6,274,128
61,600	L	Leggett & Platt, Inc.	1,180,256
17,500	@@, L	Siemens AG ADR	2,401,875
			31,489,232
		Office Property: 0.1%
31,600		Douglas Emmett, Inc.	781,468
			781,468
		Oil & Gas: 3.7%
12,700		Anadarko Petroleum Corp.	682,625
22,032		Chevron Corp.	2,061,755
20,500		ConocoPhillips	1,799,285
11,400		EOG Resources, Inc.	824,562
53,400		ExxonMobil Corp.	4,942,704
98,300	@@	Royal Dutch Shell PLC ADR	8,078,294
26,053	@@	Royal Dutch Shell PLC ADR	2,138,951
			20,528,176
		Oil & Gas Services: 3.8%
43,300	L	Baker Hughes, Inc.	3,913,021
119,100		BJ Services Co.	3,162,105
91,900		Schlumberger Ltd.	9,649,500
67,800	@, L	Weatherford International Ltd.	4,554,804
			21,279,430
		Pharmaceuticals: 7.1%
88,900	L	Allergan, Inc.	5,731,383
150,400	@@	AstraZeneca PLC ADR	7,530,528
93,600		Bristol-Myers Squibb Co.	2,697,552
165,300	@	Forest Laboratories, Inc.	6,164,037
101,000	@, L	ImClone Systems, Inc.	4,175,340
128,400		Pfizer, Inc.	3,136,812
99,200	@@	Sanofi-Aventis ADR	4,208,064
62,800	@, L	Sepracor, Inc.	1,727,000
54,200	@@, L	Teva Pharmaceutical Industries Ltd. ADR	2,410,274
40,700		Wyeth	1,813,185
			39,594,175
		Regional Malls: 0.2%
18,100	L	General Growth Properties, Inc.	970,522
			970,522
		Retail: 6.0%
108,000		Best Buy Co., Inc.	4,970,160
13,900	L	Costco Wholesale Corp.	853,043
70,800	L	Home Depot, Inc.	2,296,752
298,900		Lowe’s Cos., Inc.	8,375,178
36,500		McDonald’s Corp.	1,988,155
92,300	@, L	Starbucks Corp.	2,418,260
181,000		Target Corp.	11,506,170
52,600	@, L	Urban Outfitters, Inc.	1,146,680
			33,554,398
		Savings & Loans: 2.3%
283,500	L	Hudson City Bancorp., Inc.	4,360,230
236,600	L	Washington Mutual, Inc.	8,354,346
			12,714,576
		Semiconductors: 5.5%
99,800	L	Altera Corp.	2,403,184
332,800		Applied Materials, Inc.	6,888,960
230,900		Intel Corp.	5,971,074
114,900	L	KLA-Tencor Corp.	6,409,122
25,000	@, L	Lam Research Corp.	1,331,500
31,150	L	Linear Technology Corp.	1,089,939
139,400	@, L	Micron Technology, Inc.	1,547,340
30,500	@, L	Silicon Laboratories, Inc.	1,273,680
134,900	L	Xilinx, Inc.	3,526,286
			30,441,085
		Software: 3.7%
18,700	@, L	Cerner Corp.	1,118,447
452,700		Microsoft Corp.	13,336,542
41,300	L	Paychex, Inc.	1,693,300

PORTFOLIO OF INVESTMENTS
ING Capital Guardian U.S. Equities Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares				Value
		Software (continued)
47,900	@@, L	SAP AG ADR		$2,810,293
32,400	@, L	Verifone Holdings, Inc.		1,436,292
				20,394,874
		Telecommunications: 7.4%
47,400	@, L	American Tower Corp.		2,063,796
96,100		AT&T, Inc.		4,065,991
510,600	@	Cisco Systems, Inc.		16,905,966
78,100		Corning, Inc.		1,925,165
674,600	@, L	Level 3 Communications, Inc.		3,136,890
29,200	@	Polycom, Inc.		784,312
146,200		Qualcomm, Inc.		6,178,412
146,500	@, L	Time Warner Telecom, Inc.		3,218,605
64,900		Verizon Communications, Inc.		2,873,772
				41,152,909
		Transportation: 1.9%
15,600		FedEx Corp.		1,634,100
115,500	L	United Parcel Service, Inc. - Class B		8,674,050
				10,308,150
		Total Common Stock
		(Cost $444,736,094)		541,096,548
PREFERRED STOCK: 0.2%
		Pharmaceuticals: 0.2%
4,300		Schering-Plough Corp.		1,191,100
		Total Preferred Stock
		(Cost $1,075,000)		1,191,100

Principal Amount				Value
CONVERTIBLE BONDS: 0.3%
		Auto Manufacturers: 0.3%
$1,415,000	C	Ford Motor Co., 4.250%, due 12/15/36		$1,660,856
		Total Convertible Bonds
		(Cost $1,423,672)		1,660,856
		Total Long-Term Investments
		(Cost $447,234,766)		543,948,504
SHORT-TERM INVESTMENTS: 24.6%
		U.S. Government Agency Obligations: 0.9%
5,198,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07		5,197,451
		Total U.S. Government Agency Obligations
		(Cost $5,197,451)		5,197,451
		Securities Lending Collateralcc: 23.7%
131,105,753		Bank of New York Mellon Corp. Institutional Cash Reserves		131,105,753
		Total Securities Lending Collateral
		(Cost $131,105,753)		131,105,753
		Total Short-Term Investments
		(Cost $136,303,204)		136,303,204
		Total Investments in Securities
		(Cost $583,537,970)	122.7%	$680,251,708
		Other Assets and Liabilities — Net	(22.7)	(125,699,534)
		Net Assets	100.0%	$554,552,174

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $584,076,618.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$112,556,612
	Gross Unrealized Depreciation	(16,381,522)
	Net Unrealized Appreciation	$96,175,090

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 94.8%
		Aerospace/Defense: 0.4%
11,000		Kaman Corp.	$380,160
2,100	@	Sequa Corp.	348,138
			728,298
		Agriculture: 0.9%
7,400		Andersons, Inc.	355,348
29,500		Universal Corp.	1,444,025
			1,799,373
		Airlines: 1.1%
36,300	@, L	JetBlue Airways Corp.	334,686
41,700	@	Republic Airways Holdings, Inc.	882,789
37,100		Skywest, Inc.	933,807
			2,151,282
		Auto Parts & Equipment: 2.1%
13,700		American Axle & Manufacturing Holdings, Inc.	345,925
74,100		ArvinMeritor, Inc.	1,246,362
36,200	@, L	Commercial Vehicle Group, Inc.	464,446
46,100	@, L	Exide Technologies	299,650
13,800	@, L	Lear Corp.	442,980
14,200		Modine Manufacturing Co.	378,004
28,000		Superior Industries International	607,320
9,900	@, L	Tenneco, Inc.	306,999
			4,091,686
		Banks: 8.8%
71,700	@@	Banco Latinoamericano de Exportaciones SA	1,303,506
21,200		Capitol Bancorp., Ltd.	526,396
13,300	L	Cathay General Bancorp.	428,393
11,300		Central Pacific Financial Corp.	329,960
14,000		Chemical Financial Corp.	339,500
21,800	L	Citizens Banking Corp.	351,198
82,500		Community Bank System, Inc.	1,610,400
7,300		Community Banks, Inc.	217,467
11,700		Community Trust Bancorp., Inc.	351,468
24,000	L	Corus Bankshares, Inc.	312,480
34,700		First Community Bancorp., Inc.	1,898,437
18,100	L	Fremont General Corp.	70,590
15,900		Greater Bay Bancorp.	438,840
33,000		Independent Bank Corp.	364,650
49,100		Irwin Financial Corp.	541,082
37,200	L	Macatawa Bank Corp.	503,316
28,724		MainSource Financial Group, Inc.	506,404
22,800		Midwest Banc Holdings, Inc.	336,756
17,400		NBT Bancorp., Inc.	378,276
20,858		Omega Financial Corp.	550,860
46,500	@@, L	Oriental Financial Group	534,750
11,000		Prosperity Bancshares, Inc.	364,760
12,300		Provident Bankshares Corp.	385,359
14,200		Sterling Financial Corp.	382,122
93,700	L	Susquehanna Bancshares, Inc.	1,883,370
17,200		Trustmark Corp.	482,288
20,000		UCBH Holdings, Inc.	349,600
23,000		Umpqua Holdings Corp.	460,230
13,600		WesBanco, Inc.	339,728
8,700		Wintrust Financial Corp.	371,403
			16,913,589
		Biotechnology: 0.6%
27,900	@, L	Applera Corp. - Celera Genomics Group	392,274
4,900	@	Bio-Rad Laboratories, Inc.	443,450
13,400	@	Martek Biosciences Corp.	389,002
			1,224,726
		Building Materials: 0.4%
4,200		Texas Industries, Inc.	329,700
56,800	@, L	US Concrete, Inc.	374,312
			704,012
		Chemicals: 3.2%
10,600		CF Industries Holdings, Inc.	804,646
16,500		HB Fuller Co.	489,720
7,200		Minerals Technologies, Inc.	482,400
8,000		NewMarket Corp.	395,040
27,700	@	OM Group, Inc.	1,462,837
11,400	@	Rockwood Holdings, Inc.	408,462
42,100		Sensient Technologies Corp.	1,215,427
25,100		Spartech Corp.	428,206
17,000	@, L	WR Grace & Co.	456,620
			6,143,358

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Commercial Services: 2.3%
41,900	@, L	Albany Molecular Research, Inc.	$632,690
37,700		Kelly Services, Inc.	746,837
68,000	@	MPS Group, Inc.	758,200
15,200	@	Pharmanet Development Group	441,256
14,414	@	PHH Corp.	378,800
19,800	@	Rent-A-Center, Inc.	358,974
20,700	@	SAIC, Inc.	397,233
85,700	@	Spherion Corp.	707,882
			4,421,872
		Computers: 3.2%
57,800		Agilysys, Inc.	976,820
7,800	@	CACI International, Inc.	398,502
165,800	@	Ciber, Inc.	1,294,898
65,800		Imation Corp.	1,614,074
25,300	@, L	Palm, Inc.	411,631
24,300	@	Perot Systems Corp.	410,913
52,000	@	Radisys Corp.	647,400
128,300	@	Silicon Storage Technology, Inc.	413,126
			6,167,364
		Diversified: 0.6%
7,400		Entertainment Properties Trust	375,920
27,700	L	Franklin Street Properties Corp.	477,825
18,200		Lexington Corporate Properties Trust	364,182
			1,217,927
		Diversified Financial Services: 1.1%
38,500		Friedman Billings Ramsey Group, Inc.	177,485
31,800	@	Knight Capital Group, Inc.	380,328
1		Merrill Lynch & Co., Inc.	48
6,700		National Financial Partners Corp.	354,966
40,300	@, L	Ocwen Financial Corp.	380,029
9,000	@	Piper Jaffray Cos.	482,400
18,700		SWS Group, Inc.	330,803
			2,106,059
		Electric: 5.1%
8,400		Allete, Inc.	375,984
110,900	@	Aquila, Inc.	444,709
19,000		Avista Corp.	386,650
21,400		Black Hills Corp.	877,828
13,000		CH Energy Group, Inc.	621,400
49,600		Cleco Corp.	1,253,392
17,400	@	El Paso Electric Co.	402,462
30,300		Empire District Electric Co.	684,477
11,900		Idacorp, Inc.	389,606
12,100		NorthWestern Corp.	328,757
70,700		PNM Resources, Inc.	1,645,896
13,100	L	Unisource Energy Corp.	391,559
86,400		Westar Energy, Inc.	2,121,984
			9,924,704
		Electrical Components & Equipment: 0.4%
44,900	@	EnerSys	797,873
			797,873
		Electronics: 2.2%
17,000	@	Benchmark Electronics, Inc.	405,790
8,500		Brady Corp.	304,980
16,700	@	Coherent, Inc.	535,736
161,800	@, L	Kemet Corp.	1,189,230
13,500	@	Multi-Fineline Electronix, Inc.	200,205
52,000	L	Watts Water Technologies, Inc.	1,596,400
			4,232,341
		Engineering & Construction: 0.6%
13,800	@	EMCOR Group, Inc.	432,768
7,500	@	Washington Group International, Inc.	658,575
			1,091,343
		Entertainment: 0.4%
65,400	@	Bluegreen Corp.	506,850
13,000	@	Pinnacle Entertainment, Inc.	353,990
			860,840
		Environmental Control: 0.2%
8,100		Mine Safety Appliances Co.	381,591
			381,591
		Food: 2.2%
24,400	@	Chiquita Brands International, Inc.	386,252
9,700	@, L	Hain Celestial Group, Inc.	311,661
14,800	L	Imperial Sugar Co.	386,724
16,100		Nash Finch Co.	641,263
21,800	@	Performance Food Group Co.	656,834
10,500		Ruddick Corp.	352,170
29,200	@	TreeHouse Foods, Inc.	789,860
8,600		Weis Markets, Inc.	367,134

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Food (continued)
21,000	@, L	Winn-Dixie Stores, Inc.	$393,120
			4,285,018
		Forest Products & Paper: 1.1%
26,200	L	Bowater, Inc.	390,904
65,200	@, L	Mercer International, Inc.	616,140
19,500		Rock-Tenn Co.	563,550
21,200		Schweitzer-Mauduit International, Inc.	493,960
			2,064,554
		Gas: 2.4%
11,700		Laclede Group, Inc.	377,676
7,900		New Jersey Resources Corp.	391,761
12,400		Nicor, Inc.	531,960
9,900		Northwest Natural Gas Co.	452,430
21,600		Piedmont Natural Gas Co.	541,944
14,100		Southwest Gas Corp.	398,889
57,700		WGL Holdings, Inc.	1,955,453
			4,650,113
		Health Care: 0.6%
49,200		LTC Properties, Inc.	1,164,564
			1,164,564
		Healthcare — Products: 0.8%
27,700	@	Conmed Corp.	775,323
10,900		Datascope Corp.	368,529
7,400	@	Inverness Medical Innovations, Inc.	409,368
			1,553,220
		Healthcare — Services: 2.8%
17,700	@	AMERIGROUP Corp.	610,296
35,600	@	Amsurg Corp.	821,292
22,000	@, L	Apria Healthcare Group, Inc.	572,220
17,700	@	Gentiva Health Services, Inc.	340,017
62,900	@	Kindred Healthcare, Inc.	1,126,539
8,400	@	Magellan Health Services, Inc.	340,872
71,400	@	Res-Care, Inc.	1,630,776
			5,442,012
		Holding Companies — Diversified: 0.5%
57,200	L	Compass Diversified Trust	918,632
			918,632
		Home Builders: 0.8%
27,000		M/I Homes, Inc.	375,030
25,500	@, L	Meritage Homes Corp.	360,060
53,000	L	Monaco Coach Corp.	743,590
			1,478,680
		Home Furnishings: 0.2%
32,800		Kimball International, Inc.	373,264
			373,264
		Hotels: 1.6%
128,000		Ashford Hospitality Trust, Inc.	1,286,400
18,900		DiamondRock Hospitality Co.	329,049
65,200		Hersha Hospitality Trust	645,480
11,000		LaSalle Hotel Properties	462,880
15,700		Sunstone Hotel Investors, Inc.	402,548
			3,126,357
		Household Products/Wares: 1.8%
79,200		American Greetings Corp.	2,090,880
34,100	@, @@	Helen of Troy Ltd.	658,471
60,900	@	Prestige Brands Holdings, Inc.	668,682
			3,418,033
		Insurance: 7.1%
39,800		American Equity Investment Life Holding Co.	423,870
27,100	@@, L	Aspen Insurance Holdings Ltd.	756,361
18,400	@@	Assured Guaranty Ltd.	499,928
18,900	@	CNA Surety Corp.	333,207
18,100		Commerce Group, Inc.	533,407
11,650		Delphi Financial Group	470,893
14,300		EMC Insurance Group, Inc.	371,657
10,500		FBL Financial Group, Inc.	414,645
18,300	@	Fpic Insurance Group, Inc.	787,815
15,800		Harleysville Group, Inc.	505,284
19,400		Horace Mann Educators Corp.	382,374
18,300		Infinity Property & Casualty Corp.	736,026
14,400	@@	IPC Holdings Ltd.	415,440
9,600		Landamerica Financial Group, Inc.	374,208
35,700	@	Meadowbrook Insurance Group, Inc.	321,657
12,200	@	Navigators Group, Inc.	661,850
14,300		NYMAGIC, Inc.	397,683
11,700		Odyssey Re Holdings Corp.	434,187
98,100		Phoenix Cos., Inc.	1,384,191
18,300	@@	Platinum Underwriters Holdings Ltd.	658,068
11,700		Safety Insurance Group, Inc.	420,498
24,500	@	SeaBright Insurance Holdings, Inc.	418,215
38,000		Selective Insurance Group	808,640

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
12,200		State Auto Financial Corp.	$356,850
9,400		Stewart Information Services Corp.	322,138
10,400		Zenith National Insurance Corp.	466,856
			13,655,948
		Internet: 1.3%
17,800	@	Avocent Corp.	518,336
394,700	@	CMGI, Inc.	536,792
26,100	@	Infospace, Inc.	458,316
57,800	@	Secure Computing Corp.	562,394
51,800	@	TIBCO Software, Inc.	382,802
			2,458,640
		Investment Companies: 4.0%
53,414		Apollo Investment Corp.	1,111,011
121,706		Ares Capital Corp.	1,980,157
2,700	L	Capital Southwest Corp.	331,452
95,200		Hercules Technology Growth Capital, Inc.	1,263,304
135,100		MCG Capital Corp.	1,944,089
21,500		MVC Capital, Inc.	398,395
47,909		Patriot Capital Funding, Inc.	640,543
			7,668,951
		Iron/Steel: 1.1%
16,700	L	Olympic Steel, Inc.	453,572
36,200		Ryerson, Inc.	1,221,388
6,300	L	Schnitzer Steel Industries, Inc.	461,727
			2,136,687
		Leisure Time: 0.2%
19,900	L	Callaway Golf Co.	318,599
			318,599
		Machinery — Diversified: 0.7%
14,300	L	Briggs & Stratton Corp.	360,074
35,600	@	Gerber Scientific, Inc.	386,260
5,100		Nacco Industries, Inc.	527,748
			1,274,082
		Media: 2.6%
119,100		Belo Corp.	2,067,576
74,800		Citadel Broadcasting Corp.	311,168
97,500	@	Cox Radio, Inc.	1,272,375
25,700		Lee Enterprises, Inc.	400,149
16,000		Media General, Inc.	440,160
13,500	@, L	Scholastic Corp.	470,610
			4,962,038
		Metal Fabricate/Hardware: 0.6%
24,300	L	Mueller Water Products, Inc.	301,077
8,700		Quanex Corp.	408,726
20,200	L	Worthington Industries	475,912
			1,185,715
		Mining: 0.3%
60,000	@, L	USEC, Inc.	615,000
			615,000
		Miscellaneous Manufacturing: 1.3%
12,200		Aptargroup, Inc.	462,014
29,200	@, L	Griffon Corp.	440,920
92,200		Tredegar Corp.	1,590,450
			2,493,384
		Mortgage: 1.2%
50,600		Gramercy Capital Corp.	1,273,602
19,500		Newcastle Investment Corp.	343,590
30,400		Northstar Realty Finance Corp.	301,872
10,400		Redwood Trust, Inc.	345,488
			2,264,552
		Office Property: 0.7%
55,800		BioMed Realty Trust, Inc.	1,344,780
			1,344,780
		Office/Business Equipment: 1.0%
157,500		IKON Office Solutions, Inc.	2,023,875
			2,023,875
		Oil & Gas: 2.9%
15,000	@	Encore Acquisition Co.	474,750
47,700	@, L	PetroHawk Energy Corp.	783,234
64,800	@	Rosetta Resources, Inc.	1,188,432
38,900	@	Swift Energy Co.	1,591,788
36,000	@	Whiting Petroleum Corp.	1,600,200
			5,638,404
		Oil & Gas Services: 2.3%
15,332	@	Exterran Holdings, Inc.	1,231,773
12,500	@, L	Hornbeck Offshore Services, Inc.	458,750
28,300	@	Oil States International, Inc.	1,366,890
33,500	@, L	Trico Marine Services, Inc.	998,300
28,100	@	Union Drilling, Inc.	409,698
			4,465,411

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals: 0.3%
15,700	L	Alpharma, Inc.	$335,352
35,700	@	Neurocrine Biosciences, Inc.	357,000
			692,352
		Real Estate: 0.4%
15,400	@, L	Avatar Holdings, Inc.	768,922
			768,922
		Regional Malls: 0.2%
10,900		Pennsylvania Real Estate Investment Trust	424,446
			424,446
		Retail: 3.6%
43,700	L	Asbury Automotive Group, Inc.	865,697
12,200	L	Bob Evans Farms, Inc.	368,196
19,300		Casey’s General Stores, Inc.	534,610
131,600	@, L	Charming Shoppes, Inc.	1,105,440
14,800	@	Collective Brands, Inc.	326,488
11,100		Group 1 Automotive, Inc.	372,627
13,300	@	Insight Enterprises, Inc.	343,273
70,200		O’Charleys, Inc.	1,064,232
12,700		Regis Corp.	405,257
31,000	L	Sonic Automotive, Inc.	742,140
32,500	@	West Marine, Inc.	375,375
16,600	@, L	Zale Corp.	384,124
			6,887,459
		Savings & Loans: 2.7%
28,900		Brookline Bancorp., Inc.	334,951
12,300	L	Downey Financial Corp.	710,940
108,800		First Niagara Financial Group, Inc.	1,539,520
28,400		First Place Financial Corp.	502,680
10,700	@, L	FirstFed Financial Corp.	530,185
30,000		Flagstar Bancorp., Inc.	291,900
39,800		Partners Trust Financial Group, Inc.	484,366
31,000		Provident Financial Services, Inc.	507,470
51,300		United Community Financial Corp.	370,386
			5,272,398
		Semiconductors: 4.4%
249,600	@	Applied Micro Circuits Corp.	788,736
83,300	@	Axcelis Technologies, Inc.	425,663
113,200	@	Brooks Automation, Inc.	1,611,968
23,900	@	DSP Group, Inc.	378,337
161,900	@	Entegris, Inc.	1,405,292
39,200	@	Exar Corp.	511,952
65,200	@	MKS Instruments, Inc.	1,240,104
62,100	@	Photronics, Inc.	708,561
68,000	@, L	Zoran Corp.	1,373,600
			8,444,213
		Single Tenant: 0.5%
20,300		National Retail Properties, Inc.	494,914
15,900		Realty Income Corp.	444,405
			939,319
		Software: 1.2%
13,300	@, L	Avid Technology, Inc.	360,164
33,600	@	Lawson Software, Inc.	336,336
24,000	@	Sybase, Inc.	555,120
50,200	@	SYNNEX Corp.	1,032,112
			2,283,732
		Storage: 0.2%
8,200		Sovran Self Storage, Inc.	375,888
			375,888
		Telecommunications: 2.4%
149,700	@	3Com Corp.	739,518
42,100	@	Andrew Corp.	583,085
9,200		Black Box Corp.	393,392
59,900	@	Ditech Networks, Inc.	315,673
43,400	L	IDT Corp.	363,258
30,000	@	Oplink Communications, Inc.	409,800
195,700	@, L	RF Micro Devices, Inc.	1,317,061
28,400	@, L	USA Mobility, Inc.	479,108
			4,600,895
		Textiles: 0.3%
15,300		Unifirst Corp.	573,138
			573,138
		Toys/Games/Hobbies: 0.5%
37,200	@, L	Jakks Pacific, Inc.	993,612
			993,612
		Transportation: 2.0%
9,800		Arkansas Best Corp.	320,068
28,000	@, L	Bristow Group, Inc.	1,223,880
6,000	L	Genco Shipping & Trading Ltd.	393,180
17,800	@, L	Gulfmark Offshore, Inc.	866,148
21,100	@	Saia, Inc.	348,783
44,700	L	Werner Enterprises, Inc.	766,605
			3,918,664

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Trucking & Leasing: 0.2%
5,100	@, L	Amerco, Inc.	$323,646
			323,646
		Warehouse/Industrial: 0.2%
12,300		First Industrial Realty Trust, Inc.	478,101
			478,101
		Total Common Stock
		(Cost $194,871,051)	182,915,536
EXCHANGE-TRADED FUNDS: 4.6%
		Exchange-Traded Funds: 4.6%
115,000	L	iShares Russell 2000 Value Index Fund	8,820,500
		Total Exchange-Traded Funds
		(Cost $8,806,149)	8,820,500
RIGHTS: 0.0%
		Electronics: 0.0%
44,500		Exide Technologies	—
		Total Rights
		(Cost $-)	—
		Total Long-Term Investments
		(Cost $203,677,200)	191,736,036

Principal Amount			Value
SHORT-TERM INVESTMENTS: 17.1%
	Repurchase Agreement: 2.2%
$4,196,000	Morgan Stanley Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $4,197,713 to be received upon repurchase (Collateralized by $4,295,000 Federal National Mortgage Association, Discount Note, Market Value $4,279,968, due 10/26/07)		$4,196,000
	Total Repurchase Agreement
	(Cost $4,196,000)		4,196,000
	Securities Lending Collateralcc: 14.9%
28,868,349	Bank of New York Mellon Corp. Institutional Cash Reserves		28,868,349
	Total Securities Lending Collateral
	(Cost $28,868,349)		28,868,349
	Total Short-Term Investments
	(Cost $33,064,349)		33,064,349
	Total Investments in Securities
	(Cost $236,741,549)	116.5%	$224,800,385
	Other Assets and Liabilities — Net	(16.5)	(31,855,690)
	Net Assets	100.0%	$192,944,695

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.

*	Cost for federal income tax purposes is $239,298,363.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$3,360,261
	Gross Unrealized Depreciation	(17,858,239)
	Net Unrealized Depreciation	$(14,497,978)

PORTFOLIO OF INVESTMENTS
ING EquitiesPlus Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
EXCHANGE-TRADED FUNDS: 6.5%
		Exchange-Traded Funds: 6.5%
50,000		SPDR Trust Series 1	$7,629,000
		Total Exchange-Traded Funds
		(Cost $6,301,250)	7,629,000
PREFERRED STOCK: 0.3%
		Diversified Financial Services: 0.3%
15,625	P	Merrill Lynch & Co., Inc.	358,594
		Total Preferred Stock
		(Cost $390,625)	358,594

Principal Amount			Value
CORPORATE BONDS/NOTES: 32.5%
		Banks: 4.5%
$2,800,000	@@, #	Glitnir Banki HF, 5.830%, due 01/18/12	$2,726,626
2,500,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	2,485,143
			5,211,769
		Diversified Financial Services: 9.9%
3,000,000	@@, #, C	Aiful Corp., 4.450%, due 02/16/10	2,881,740
1,500,000	C	Goldman Sachs Capital III, 6.350%, due 12/31/49	1,364,070
550,000		International Lease Finance Corp., 4.875%, due 09/01/10	546,615
2,265,000	@@, #	Mantis Reef Ltd., 4.799%, due 11/03/09	2,259,854
2,000,000	#, C	Twin Reefs Pass-Through Trust, 6.122%, due 12/10/49	1,587,480
3,000,000	#, C	ZFS Finance USA Trust III, 6.844%, due 12/15/65	2,850,627
			11,490,386
		Electric: 2.6%
3,000,000	C	Entergy Gulf States, Inc., 5.120%, due 08/01/10	2,977,134
			2,977,134
		Environmental Control: 2.1%
2,500,000	#	Oakmont Asset Trust, 4.514%, due 12/22/08	2,484,218
			2,484,218
		Food: 0.5%
575,000		Kraft Foods, Inc., 5.625%, due 08/11/10	584,598
			584,598
		Gas: 2.2%
2,500,000		Southern Union Co., 6.150%, due 08/16/08	2,509,520
			2,509,520
		Insurance: 1.7%
2,000,000	@@, #	Nippon Life Insurance, 4.875%, due 08/09/10	1,983,272
			1,983,272
		Media: 3.2%
750,000	C	Comcast Cable Communications Holdings, Inc., 6.750%, due 01/30/11	778,474
3,000,000	#, C	COX Enterprises, Inc., 4.375%, due 05/01/08	2,981,748
			3,760,222
		Real Estate: 1.7%
2,000,000	C	Duke Realty LP, 5.625%, due 08/15/11	1,996,014
			1,996,014
		Telecommunications: 1.9%
575,000	C	AT&T, Inc., 5.300%, due 11/15/10	580,499
1,000,000	@@, C	Telecom Italia Capital SA, 4.000%, due 01/15/10	974,140
575,000	@@, C	Telefonica Europe BV, 7.750%, due 09/15/10	614,389
			2,169,028
		Transportation: 2.2%
2,500,000	C	Union Pacific Corp., 7.375%, due 09/15/09	2,612,413
			2,612,413
		Total Corporate Bonds/Notes
		(Cost $38,438,445)	37,778,574
U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.9%
		Federal National Mortgage Corporation: 3.9%
16,983,812	^	5.500%, due 01/01/36	4,489,116

		Total U.S. Government Agency Obligations
		(Cost $4,692,403)	4,489,116
U.S. TREASURY OBLIGATIONS: 1.6%
		U.S. Treasury Notes: 1.6%
1,803,000		4.125%, due 08/31/12	1,796,241
60,000		4.500%, due 05/15/10	60,773
		Total U.S. Treasury Obligations
		(Cost $1,846,484)	1,857,014

PORTFOLIO OF INVESTMENTS
ING EquitiesPlus Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
ASSET-BACKED SECURITIES: 14.1%
		Automobile Asset-Backed Securities: 1.1%
692,467	C	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	690,102
580,970	C	Morgan Stanley Auto Loan Trust, 3.240%, due 03/15/12	575,546
			1,265,648
		Home Equity Asset-Backed Securities: 4.4%
5,000,000	C	GSAA Trust, 6.040%, due 07/25/36	5,071,982
			5,071,982
		Other Asset-Backed Securities: 8.6%
4,821,879	C	Bear Stearns Asset-Backed Securities, Inc., 5.511%, due 06/25/36	4,339,691
2,500,000	@@, #, C	Franklin CLO Ltd., 6.560%, due 05/09/12	2,500,000
2,250,000	@@, #, C	Harbourview CLO IV Ltd, 6.860%, due 10/25/13	2,216,250
1,000,000	@@, #, C	TCW Select Loan Fund Ltd., Inc., 6.060%, due 10/10/13	985,000
			10,040,941
		Total Asset-Backed Securities
		(Cost $16,849,437)	16,378,571

COLLATERALIZED MORTGAGE OBLIGATIONS: 23.1%
318,005	C	Citigroup Mortgage Loan Trust, Inc., 5.616%, due 04/25/37	312,987
2,016,751	C	Countrywide Alternative Loan Trust, 5.831%, due 09/25/36	2,017,364
3,975,347	C	Credit Suisse Mortgage Capital Certificates, 5.831%, due 08/25/36	3,970,001
723,000	C	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	724,781
573,000	C	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	574,438
4,000,000		Residential Capital Corp., 6.224%, due 06/09/08	3,685,000
460,234	C	Residential Funding Mortgage Security I, 5.531%, due 04/25/18	458,763
4,950,467	C	Residential Funding Mortgage Security I, 6.000%, due 06/25/36	4,977,166
1,217,653	C	Washington Mutual Mortgage Pass-Through Certificates, 5.693%, due 06/25/37	1,213,580
3,368,076	C	Washington Mutual Mortgage Pass-Through Certificates, 5.731%, due 07/25/36	3,357,791
2,619,901	C	Washington Mutual Mortgage Pass-Through Certificates, 5.777%, due 05/25/46	2,616,532
2,993,659	C	Washington Mutual Mortgage Pass-Through Certificates, 5.816%, due 10/25/36	2,981,200

		Total Collateralized Mortgage Obligations
		(Cost $27,192,589)	26,889,603

		Total Long-Term Investments
		(Cost $95,711,233)	95,380,472

Shares			Value
SHORT-TERM INVESTMENTS: 17.5%
		Mutual Fund: 13.1%
15,200,000	**	ING Institutional Prime Money Market Fund	$15,200,000

		Total Mutual Fund
		(Cost $15,200,000)	15,200,000

Principal Amount			Value
	U.S. Treasury Bills: 4.3%
$5,000,000	3.410%, due 10/18/07		$4,991,481

	Total U.S. Treasury Bills
	(Cost $4,991,481)		4,991,481

	Repurchase Agreement: 0.1%
124,000	Goldman Sachs Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $124,051 to be received upon repurchase (Collateralized by $128,000 Federal National Mortgage Association, 5.100%, Market Value plus accrued interest $126,726, due 03/10/15)		124,000

	Total Repurchase Agreement
	(Cost $124,000)		124,000

	Total Short-Term Investments
	(Cost $20,315,481)		20,315,481

	Total Investments in Securities
	(Cost $116,026,714)	99.5%	$115,695,953
	Other Assets and Liabilities — Net	0.5	629,160
	Net Assets	100.0%	$116,325,113

@@	Foreign Issuer
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established

PORTFOLIO OF INVESTMENTS
ING EquitiesPlus Portfolio	as of September 30, 2007 (Unaudited) (continued)

	by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
**	Investment in affiliate
^	Interest Only (IO) Security

*	Cost for federal income tax purposes is $116,028,913.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$1,630,240
	Gross Unrealized Depreciation	(1,963,200)
	Net Unrealized Depreciation	$(332,960)

PORTFOLIO OF INVESTMENTS
ING EquitiesPlus Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING Equities Plus Portfolio Open Futures Contracts on September 30, 2007

				Unrealized
	Number	Notional		Appreciation/
Contract Description	of Contracts	Market Value	Expiration Date	(Depreciation)
Long Contracts
S&P 500	100	$38,452,500	12/20/07	$1,005,850
S&P 500 E-Mini	913	70,214,265	12/21/07	1,828,613
U.S. Treasury 5-Year Note	30	3,210,938	12/31/07	6,956
U.S. Treasury Long Bond	89	9,909,594	12/19/07	(25,254)
				$2,816,165
Short Contracts
U.S. Treasury 2-Year Note	79	(16,356,704)	12/31/07	(56,979)
				$(56,979)

PORTFOLIO OF INVESTMENTS
ING EquitiesPlus Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING Equities Plus Portfolio Interest Rate Swap Agreements Outstanding on September 30, 2007:

		Notional		Unrealized
	Termination	Principal		Appreciation/
	Date	Amount		(Depreciation)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.110% Counterparty: UBS AG	09/25/08	USD	3,500,000	$(9,078)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.235% Counterparty: UBS AG	08/24/09	USD	5,500,000	(53,084)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.246% Counterparty: UBS AG	08/30/09	USD	5,500,000	(54,598)
				$(116,760)

PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 91.2%
		Biotechnology: 13.7%
49,069	@	Alexion Pharmaceuticals, Inc.	$3,196,845
58,497	@	AMAG Pharmaceuticals, Inc.	3,346,028
59,080	@	Amgen, Inc.	3,342,156
72,251	@	Applera Corp. - Celera Genomics Group	1,015,849
109,775	@	Arqule, Inc.	782,696
31,431	@	Biogen Idec, Inc.	2,084,818
20,436	@	Bio-Rad Laboratories, Inc.	1,849,458
19,235	@	Celgene Corp.	1,371,648
211,000	@	Enzo Biochem, Inc.	2,394,850
27,767	@	Genentech, Inc.	2,166,381
42,976	@	Genzyme Corp.	2,662,793
119,818	@	Human Genome Sciences, Inc.	1,232,927
169,721	@	Incyte Corp.	1,213,505
191,592	@	Orchid Cellmark, Inc.	1,070,999
247,871	@	Panacos Pharmaceuticals, Inc.	396,594
29,000	@, @@	Qiagen NV	562,890
58,363	@	Regeneron Pharmaceuticals, Inc.	1,038,861
			29,729,298
		Chemicals: 6.2%
142,486	@@	Bayer AG	11,304,949
9,000		Monsanto Co.	771,660
7,000	@@	Syngenta AG	1,514,455
			13,591,064
		Commercial Services: 1.9%
36,000		McKesson Corp.	2,116,440
55,500		Pharmaceutical Product Development, Inc.	1,966,920
			4,083,360
		Electronics: 3.0%
55,500		Applera Corp. - Applied Biosystems Group	1,922,520
78,417	@	Thermo Electron Corp.	4,526,229
			6,448,749
		Healthcare — Products: 19.4%
74,417	@	Abiomed, Inc.	925,003
22,000		Beckman Coulter, Inc.	1,622,720
80,000	@	Boston Scientific Corp.	1,116,000
87,515	@	Cepheid, Inc.	1,995,342
30,000	@, @@	Covidien Ltd.	1,245,000
30,000		CR Bard, Inc.	2,645,700
134,500	@	ev3, Inc.	2,208,490
65,593	@	Gen-Probe, Inc.	4,367,182
71,500	@	Helicos BioSciences Corp.	624,910
19,500		Hillenbrand Industries, Inc.	1,072,890
30,000	@	Hologic, Inc.	1,830,000
60,000		Invacare Corp.	1,402,800
59,000	@	Inverness Medical Innovations, Inc.	3,263,880
39,000		Medtronic, Inc.	2,199,990
139,084	@	NMT Medical, Inc.	1,108,499
137,274	@@	Smith & Nephew PLC	1,675,208
97,459	@, @@	Sorin S.p.A.	202,539
49,205	@	St. Jude Medical, Inc.	2,168,464
14,500	@@	Synthes, Inc.	1,622,588
105,000	@	Thoratec Corp.	2,172,450
52,500	@	TomoTherapy, Inc.	1,219,575
39,000	@	Varian Medical Systems, Inc.	1,633,710
23,571		Vital Signs, Inc.	1,228,992
100,000	@	Zoll Medical Corp.	2,592,000
			42,143,932
		Healthcare — Services: 6.4%
12,000		Brookdale Senior Living, Inc.	477,720
113,000	@	Emeritus Corp.	3,062,300
27,331	@@	Fresenius AG	2,087,733
19,887	@@	Fresenius Medical Care AG & Co. KGaA	1,056,471
35,000		Universal Health Services, Inc.	1,904,700
67,214	@	WellPoint, Inc.	5,304,529
			13,893,453
		Pharmaceuticals: 38.2%
96,107		Abbott Laboratories	5,153,257
73,000	@	Adams Respiratory Therapeutics, Inc.	2,813,420
53,000	@	Altus Pharmaceuticals, Inc.	555,970
1,086,500	@, @@	Antisoma PLC	861,273
36,000	@	Array Biopharma, Inc.	404,280
102,000	@	Auxilium Pharmaceuticals, Inc.	2,150,160
100,740	@	BioMarin Pharmaceuticals, Inc.	2,508,426

PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares				Value
		Pharmaceuticals (continued)
89,146		Bristol-Myers Squibb Co.		$2,569,188
31,000		Cardinal Health, Inc.		1,938,430
38,500	@	Cephalon, Inc.		2,812,810
93,200	@@	Chugai Pharmaceutical Co., Ltd.		1,535,272
30,266	@	Cubist Pharmaceuticals, Inc.		639,521
34,000	@	Endo Pharmaceuticals Holdings, Inc.		1,054,340
95,835	@, @@	Eurand NV		1,547,735
60,000	@	Forest Laboratories, Inc.		2,237,400
45,842	@	Hospira, Inc.		1,900,151
171,379	@	Indevus Pharmaceuticals, Inc.		1,184,229
75,000	@	Inspire Pharmaceuticals, Inc.		402,750
74,976	@@	Ipsen		4,327,446
159,127	@	Isis Pharmaceuticals, Inc.		2,382,131
89,973	@	Medarex, Inc.		1,274,018
14,000	@	Medco Health Solutions, Inc.		1,265,460
162,483		Merck & Co., Inc.		8,398,746
25,504	@@	Merck KGaA		3,108,982
79,924		Mylan Laboratories		1,275,587
39,843	@@	Novartis AG ADR		2,189,771
28,000	@@	Novo-Nordisk A/S		3,386,261
61,071	@	OSI Pharmaceuticals, Inc.		2,075,803
23,408	@@	Roche Holding AG		4,238,535
183,183		Schering-Plough Corp.		5,794,081
55,000	@	Sepracor, Inc.		1,512,500
157,000	@@	Shire PLC		3,848,239
29,725	@	Sirtris Pharmaceuticals, Inc.		507,703
170,126	@	Spectrum Pharmaceuticals, Inc.		717,932
331,000	@, @@	Theratechnologies, Inc.		3,613,995
19,000	@	Xenoport, Inc.		893,950
				83,079,752
		Retail: 2.4%
129,559		CVS Caremark Corp.		5,134,423
				5,134,423
		Software: 0.0%
96,390	@, @@	Medipattern Corp.		93,032
				93,032
		Total Common Stock
		(Cost $170,720,237)		198,197,063

Principal Amount				Value
SHORT-TERM INVESTMENTS: 7.2%
$15,727,000	Z	U.S. Government Agency Obligations: 7.2%
		Federal Home Loan Bank, 3.800%, due 10/01/07		$15,725,340
		Total Short-Term Investments
		(Cost $15,725,340)		15,725,340
		Total Investments in Securities
		(Cost $186,445,577)	98.4%	$213,922,403
		Other Assets and Liabilities — Net	1.6	3,455,648
		Net Assets	100.0%	$217,378,051

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $186,706,261.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$34,680,683
	Gross Unrealized Depreciation	(7,464,541)
	Net Unrealized Appreciation	$27,216,142

PORTFOLIO OF INVESTMENTS
ING Evergreen Omega Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 99.2%
		Advertising: 2.4%
104,008		Omnicom Group	$5,001,745
			5,001,745
		Apparel: 2.0%
226,350	@	Timberland Co.	4,291,596
			4,291,596
		Beverages: 2.9%
106,487		Coca-Cola Co.	6,119,808
			6,119,808
		Biotechnology: 7.1%
153,487	@	Amgen, Inc.	8,682,760
95,936	@	Biogen Idec, Inc.	6,363,435
			15,046,195
		Commercial Services: 5.4%
188,800	@	Apollo Group, Inc. - Class A	11,356,320
			11,356,320
		Computers: 3.0%
229,164	@	Dell, Inc.	6,324,926
			6,324,926
		Cosmetics/Personal Care: 2.3%
68,003		Procter & Gamble Co.	4,783,331
			4,783,331
		Diversified Financial Services: 4.7%
94,800		Citigroup, Inc.	4,424,316
65,900		Legg Mason, Inc.	5,554,711
			9,979,027
		Food: 1.6%
57,600		McCormick & Co., Inc.	2,071,872
24,800		Whole Foods Market, Inc.	1,214,208
			3,286,080
		Healthcare — Products: 6.1%
97,721		Medtronic, Inc.	5,512,442
45,954	@	St. Jude Medical, Inc.	2,025,193
65,562	@	Zimmer Holdings, Inc.	5,309,866
			12,847,501
		Healthcare — Services: 0.9%
23,550	@	WellPoint, Inc.	1,858,566
			1,858,566
		Household Products/Wares: 1.3%
44,350		Clorox Co.	2,704,907
			2,704,907
		Insurance: 2.0%
166,131		Marsh & McLennan Cos., Inc.	4,236,341
			4,236,341
		Internet: 15.2%
181,482	@	Amazon.com, Inc.	16,905,048
212,686	@	eBay, Inc.	8,299,008
12,465	@	Google, Inc. - Class A	7,071,021
			32,275,077
		Leisure Time: 1.0%
45,743		Carnival Corp.	2,215,333
			2,215,333
		Miscellaneous Manufacturing: 1.0%
49,174	@@	Tyco International Ltd.	2,180,375
			2,180,375
		Oil & Gas: 1.4%
16,550		Chevron Corp.	1,548,749
17,074		ConocoPhillips	1,498,585
			3,047,334
		Pharmaceuticals: 5.3%
97,568		Bristol-Myers Squibb Co.	2,811,910
117,350	@@	Novartis AG ADR	6,449,556
80,693		Pfizer, Inc.	1,971,330
			11,232,796
		Retail: 5.0%
53,909		Best Buy Co., Inc.	2,480,892
37,700		Home Depot, Inc.	1,222,988
28,263		Target Corp.	1,796,679
117,506		Wal-Mart Stores, Inc.	5,129,137
			10,629,696
		Semiconductors: 8.7%
404,528		Altera Corp.	9,741,033
206,045		Intel Corp.	5,328,324
22,821		KLA-Tencor Corp.	1,272,955
58,621		Texas Instruments, Inc.	2,144,942
			18,487,254

PORTFOLIO OF INVESTMENTS
ING Evergreen Omega Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares				Value
		Software: 8.9%
40,780		Automatic Data Processing, Inc.		$1,873,025
44,000	@	Avid Technology, Inc.		1,191,520
234,906		Microsoft Corp.		6,920,331
410,642	@	Oracle Corp.		8,890,399
				18,875,275
		Telecommunications: 6.5%
226,070	@	Cisco Systems, Inc.		7,485,178
146,562		Qualcomm, Inc.		6,193,710
				13,678,888
		Textiles: 2.2%
127,600		Cintas Corp.		4,733,960
				4,733,960
		Transportation: 2.3%
82,550		Expeditors International Washington, Inc.		3,904,615
13,550		United Parcel Service, Inc. - Class B		1,017,605
				4,922,220
		Total Common Stock
		(Cost $174,980,083)		210,114,551

Principal Amount				Value
SHORT-TERM INVESTMENTS: 0.0%
		U.S. Government Agency Obligations: 0.0%
$ 129,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07		$128,987
		Total Short-Term Investments (Cost $128,987)		128,987
		Total Investments in Securities
		(Cost $175,109,070)	99.2%	$210,243,538
		Other Assets and Liabilities — Net	0.8	1,600,502
		Net Assets	100.0%	$211,844,040

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $175,157,409.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$39,690,936
	Gross Unrealized Depreciation	(4,604,807)
	Net Unrealized Appreciation	$35,086,129

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 95.3%
		Advertising: 1.2%
14,000	@, @@	Clear Media Ltd.	$15,488
354,600		Omnicom Group	17,052,714
5,100	@@, X	Trader Classified Media NV	873
			17,069,075
		Airlines: 0.2%
51,104	@	Republic Airways Holdings, Inc.	1,081,872
40,000	@@, L	Tam SA ADR	1,096,000
			2,177,872
		Apparel: 2.1%
883,000	@@	Asics Corp.	13,588,254
1,274,000	@@	China Ting Group Holdings Ltd.	324,950
49,300	L	Columbia Sportswear Co.	2,726,783
7,900	@	Deckers Outdoor Corp.	867,420
10,150	@	DHB Industries, Inc.	44,559
47,000		Liz Claiborne, Inc.	1,613,510
200	@	Phoenix Footwear Group, Inc.	630
20,300		Polo Ralph Lauren Corp.	1,578,325
500	@@	Ports Design Ltd.	1,732
3,200	@, L	Quiksilver, Inc.	45,760
45,400	@	Skechers USA, Inc.	1,003,340
9,306	@	Steven Madden Ltd.	176,349
81,917		VF Corp.	6,614,798
557,200	@@, L	Yue Yuen Industrial Holdings	1,666,377
			30,252,787
		Auto Manufacturers: 0.0%
417,500	@@	Great Wall Motor Co. Ltd.	614,331
313	@@	Hyundai Motor Co.	25,211
			639,542
		Auto Parts & Equipment: 0.4%
70,775	@, L	Amerigon, Inc.	1,225,115
1,212	@@	Automotive Axles Ltd.	16,375
73,790	@, L	Fuel Systems Solutions, Inc.	1,317,889
9,390,000	@@	Geely Automobile Holdings Ltd.	1,116,226
203,550	@@	Hota Industrial Manufacturing Co. Ltd.	276,430
68,000	@@	Jinheng Automotive Safety Technology Holdings Ltd.	13,996
584,000	@@	Minth Group Ltd.	887,718
1,184,500	@, @@	New Focus Auto Tech Holdings Ltd.	341,308
			5,195,057
		Banks: 1.1%
190,076	@@	Allahabad Bank	513,595
16,300	@@, L	Banco Itau Holding Financeira SA ADR	825,106
137,100	@@	Bank of Baroda	1,119,294
120,734	L	Capitol Bancorp., Ltd.	2,997,825
38,339	@@	Corp Bank	371,877
1,100	@@	Erste Bank der Oesterreichischen Sparkassen AG	83,842
18,800		FirstMerit Corp.	371,488
45,552		Frontier Financial Corp.	1,062,728
286,000	@, @@	Fukuoka Financial Group, Inc.	1,667,269
9,800		Fulton Financial Corp.	140,924
1,300	@@	Hypo Real Estate Holding AG	74,078
2,000	@@	Hypo Real Estate Holding AG ADR	113,772
44	@@	Jammu & Kashmir Bank Ltd.	862
37,729	@@	Julius Baer Holding AG - Reg	2,816,655
192,000	@@	Juroku Bank Ltd.	1,065,682
20,010	@@	Oriental Bank of Commerce	121,198
212,000	@@	Sumitomo Trust & Banking Co., Ltd.	1,596,170
155,254	@@	UCO Bank	186,128
3,000	@@	Uniao de Bancos Brasileiros SA GDR	394,650
			15,523,143
		Beverages: 0.6%
6,508	@, L	Boston Beer Co., Inc.	316,679
17,300	@@	CCL Products India Ltd.	122,779
9,900	@@	Fomento Economico Mexicano SA de CV ADR	370,260
309	@	Green Mountain Coffee Roasters, Inc.	10,256
15,500	@@	Grupo Modelo SA	74,401
5,185	@, L	Jones Soda Co.	62,531
78,250		Molson Coors Brewing Co.	7,799,178
			8,756,084
		Biotechnology: 2.9%
6,100	@, @@	3SBio, Inc. ADR	88,023
100	@, L	Applera Corp. - Celera Genomics Group	1,406
4,840	@, @@	Basilea Pharmaceutica - REG	1,100,595
159,434	@, L	BioCryst Pharmaceuticals, Inc.	1,151,113

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
500	@	BioMimetic Therapeutics, Inc.	$6,670
73	@	Bio-Rad Laboratories, Inc.	6,607
73,800	@, L	Charles River Laboratories International, Inc.	4,143,870
46,900	@, L	CuraGen Corp.	64,722
52,077	@, @@, L	deCODE genetics, Inc.	180,707
23	@	Exelixis, Inc.	244
61	@, L	Genomic Health, Inc.	1,171
297,471	@	Harvard Bioscience, Inc.	1,338,620
330,256	@, L	Human Genome Sciences, Inc.	3,398,334
120	@	Invitrogen Corp.	9,808
64,994	@, L	Millipore Corp.	4,926,545
11,100	@, L	Momenta Pharmaceuticals, Inc.	126,429
164,620	@	Orchid Cellmark, Inc.	920,226
715,900	@, @@, L	Qiagen NV	13,895,619
526,387	@, L	Sangamo Biosciences, Inc.	7,427,321
41,014	@, L	Seattle Genetics, Inc.	460,997
36,901	@, L	Sequenom, Inc.	265,318
101,826	@	Third Wave Technologies, Inc.	878,758
			40,393,103
		Building Materials: 0.0%
22,510	@@	Lloyd Electric & Engineering	102,584
			102,584
		Chemicals: 1.7%
64,186	@@	Asian Paints Ltd.	1,588,431
188,900	L	Ecolab, Inc.	8,916,080
65,700	@@	JSR Corp.	1,604,241
26,900		Lubrizol Corp.	1,750,114
127,110		Sensient Technologies Corp.	3,669,666
12,400	@@	Syngenta AG ADR	537,292
9,382	L	Terra Nitrogen Co. LP	1,189,919
341,000	@@, L	Tokuyama Corp.	5,144,934
13,900		Valspar Corp.	378,219
			24,778,896
		Coal: 0.4%
780,537	@, L	International Coal Group, Inc.	3,465,584
54,600	@	Penn Virginia Resource Partners LP	1,496,040
			4,961,624
		Commercial Services: 0.6%
26,700	L	Administaff, Inc.	969,210
6,600	@	Apollo Group, Inc. - Class A	396,990
8,900	@, L	Capella Education Co.	497,599
119,619	@, L	DynCorp International, Inc.	2,764,395
49,663	@	Hooper Holmes, Inc.	117,205
16	@@	Intertek Group PLC	309
70,277	@, L	Kenexa Corp.	2,163,126
42,611	@, L	Korn/Ferry International	703,508
24,000	@@, L	Raffles Education Corp., Ltd.	37,029
15,500	@@	Randstad Holdings NV	839,046
2,650	@, L	SAIC, Inc.	50,854
100		Strayer Education, Inc.	16,863
1,200	@, L	Vistaprint Ltd.	44,844
			8,600,978
		Computers: 2.4%
1,565,315	@@	Acer, Inc.	2,757,698
34,549	@	Apple, Inc.	5,304,653
5,700	@@, L	Capgemini SA	350,644
22,000	@	Cognizant Technology Solutions Corp.	1,754,940
107	@, L	Echelon Corp.	2,676
165,000	@@	Foxconn Technology Co., Ltd.	1,903,716
60,600	@@	Ingenico	1,759,475
814,000		Lenovo Group Ltd.	620,612
93,754	@	Lexmark International, Inc.	3,893,604
243,011	@, L	LivePerson, Inc.	1,496,948
176,400	@, @@, L	Logitech International	5,212,620
28,025	@, @@	Logitech International SA	832,001
49,462	@, L	Maxwell Technologies, Inc.	575,243
1,227,700	@, L	Sun Microsystems, Inc.	6,887,397
			33,352,227
		Cosmetics/Personal Care: 0.9%
286,050		Avon Products, Inc.	10,735,457
1,900		Colgate-Palmolive Co.	135,508
4,600	@@	Kalina ADR	163,530
111	@@	Kose Corp.	2,941
18,700	@@	Natura Cosmeticos SA	223,931
34,500	@@	Shiseido Co., Ltd. ADR	764,900
			12,026,267
		Distribution/Wholesale: 0.4%
180,200	@@	ABC-Mart, Inc.	3,898,092
2,171,000	@@	Digital China Holdings Ltd.	1,257,536
			5,155,628

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Diversified: 0.1%
246	@@	British Land Co. PLC	$5,886
2	L	CapitalSource, Inc.	40
25,000	@@	Land Securities Group PLC	858,326
			864,252
		Diversified Financial Services: 4.8%
273,000	@@	Acta Holding ASA	1,231,604
253,600	@	AllianceBernstein Holding LP	22,334,552
357,741		Ameriprise Financial, Inc.	22,577,035
374,800	@@	Charlemagne Capital Ltd.	497,294
77,078	L	Janus Capital Group, Inc.	2,179,766
671	@@	Kenedix, Inc.	1,162,913
66,770	@@	Korea Investment Holdings Co., Ltd.	4,366,561
81,627	@@	Man Group PLC	924,690
256,200	@@, L	Marusan Securities Co., Ltd.	2,358,191
33,094	@@, L	Mirae Asset Securities Co., Ltd.	3,145,447
11,200	@@	MPC Muenchmeyer Petersen Capital AG	959,030
44,600	@@	New Star Asset Management Group Ltd.	328,982
100	@@	Petrobras Energia Participaciones SA ADR	1,005
2,024	@@, L	Sparx Group Co., Ltd.	836,126
100,472	L	T. Rowe Price Group, Inc.	5,595,286
			68,498,482
		Electric: 1.7%
343,801	@	AES Corp.	6,889,772
65,700		American Electric Power Co., Inc.	3,027,456
134,502		Black Hills Corp.	5,517,272
64,658	L	CH Energy Group, Inc.	3,090,652
98,046		CMS Energy Corp.	1,649,134
100		Entergy Corp.	10,829
4,368	@@	Kalpataru Power Transmission Ltd.	175,262
55,900		PG&E Corp.	2,672,020
11,100	@, L	Pike Electric Corp.	208,236
33,400		Wisconsin Energy Corp.	1,504,002
			24,744,635
		Electrical Components & Equipment: 0.5%
40,000	@@	Dongfang Electrical Machinery Co., Ltd.	364,518
16,200	@, L	Greatbatch, Inc.	430,758
74,000	@@	Harbin Power Equipment	184,982
2,064,000	@, @@	Neo-Neon Holdings Ltd.	2,676,100
2,900	@@	Nexans SA	476,201
179,495	@, L	PowerSecure International, Inc.	2,236,508
13,700	@, @@	PRYSMIAN S.p.A.	390,963
13,387	@, L	Universal Display Corp.	237,218
			6,997,248
		Electronics: 4.7%
195,800	@	Agilent Technologies, Inc.	7,221,104
311,919	@@	Asustek Computer, Inc.	947,455
1,180,449		Gentex Corp.	25,308,820
754,000	@@	Gold Circuit Electronics Ltd.	653,153
27,600	@@	HON HAI Precision Industry Co., Ltd.	207,894
641,550	@@	I-Chiun Precision Industry Co., Ltd.	1,015,166
14,023	@, L	Itron, Inc.	1,305,121
31,726	@, L	Measurement Specialties, Inc.	885,155
82,865	@	Mettler Toledo International, Inc.	8,452,230
52,700	@@	Nichicon Corp.	666,912
99,000	@@	Nippon Electric Glass Co., Ltd.	1,584,614
222	@@	Seoul Semiconductor Co. Ltd.	7,926
11,600		Tektronix, Inc.	321,784
239,579	@	Thermo Electron Corp.	13,828,500
46,900	@	Varian, Inc.	2,983,309
17,600	@	Waters Corp.	1,177,792
			66,566,935
		Energy - Alternate Sources: 0.8%
10,730	@, L	Comverge, Inc.	352,588
206,975	@, L	Evergreen Energy, Inc.	1,055,573
100	@, L	First Solar, Inc.	11,774
35,162	@@	Motech Industries, Inc.	381,972
4,600	@, @@	Q-Cells AG	469,683
59,200	@, @@	Renewable Energy Corp. AS	2,724,505
4,100	@, @@	Schmack Biogas AG	102,238
67,400	@@	Solarworld AG	3,898,486
21,000	@, L	Sunpower Corp.	1,739,220
			10,736,039
		Engineering & Construction: 0.6%
1,300	@, @@	Babis Vovos International Technical Co.	44,631
2,922,000	@@	China EnerSave Ltd.	294,661
8,100		Fluor Corp.	1,166,238
4,940	@@	GS Engineering & Construction Corp.	853,846
132,829	@@	IVRCL Infrastructures & Projects Ltd.	1,404,719
39,800	@	Jacobs Engineering Group, Inc.	3,008,084
1,100	@, @@	Manz Automation AG	201,128
19,090	@@	Nagarjuna Construction Co.	120,901

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Engineering & Construction (continued)
19,711	@	Shaw Group, Inc.	$1,145,209
81,000	@@	Taihei Dengyo Kaisha Ltd.	593,271
			8,832,688
		Entertainment: 0.2%
17,951	@@	Cinemax India Ltd.	62,930
148,400	@, @@	Eros International PLC	1,373,905
778,000	@, @@	Global Digital Creations Holdings Ltd.	284,850
44,253	@@	Inox Leisure Ltd.	133,265
60,032	@@	PVR Ltd.	309,772
			2,164,722
		Environmental Control: 0.9%
710,200	@, L	Allied Waste Industries, Inc.	9,055,050
108,380	@@	Bio-Treat Technology Ltd.	66,284
20,900	@, L	Fuel Tech, Inc.	461,681
300,000	@, @@	Sinomem Technology Ltd.	269,011
93,427	@, L	Waste Connections, Inc.	2,967,242
2,630	@@	Woongjin Coway Co., Ltd.	86,019
			12,905,287
		Food: 2.7%
4,180	@@	Britannia Industries Ltd.	152,646
32,800	@@	Cermaq ASA	611,004
63,900	@, L	Chiquita Brands International, Inc.	1,011,537
368,183		Corn Products International, Inc.	16,888,554
8,600	@@	Daikokutenbussan Co., Ltd.	63,379
27,200	@@	Groupe Danone ADR	427,056
4,332,400	@, @@	Heng Tai Consumables Group Ltd.	691,113
161,501		Hormel Foods Corp.	5,778,506
1,600	@@	Iaws Group PLC	35,597
168,598	@	Performance Food Group Co.	5,079,858
74,757		Safeway, Inc.	2,475,204
756		Seaboard Corp.	1,481,760
117,700	@@	Valor Co., Ltd.	1,272,681
131		Whole Foods Market, Inc.	6,414
15,600	@@	Wimm-Bill-Dann Foods OJSC ADR	1,705,704
16,800		WM Wrigley Jr. Co.	1,079,064
			38,760,077
		Forest Products & Paper: 0.4%
221,900	@@, L	Gunns Ltd.	547,778
600	@, @@	International Forest Products - Class A	4,295
790,000	@@, L	Lee & Man Paper Manufacturing Ltd.	3,420,451
71,900	@@, L	Votorantim Celulose e Papel SA ADR	2,057,778
			6,030,302
		Gas: 1.9%
257,400		AGL Resources, Inc.	10,198,188
278,587		Sempra Energy	16,191,476
			26,389,664
		Hand/Machine Tools: 0.4%
13,611	@@	Shanthi Gears Ltd.	26,889
99,929		Stanley Works	5,609,015
			5,635,904
		Health Care: 0.5%
301,327	L	Senior Housing Properties Trust	6,647,274
			6,647,274
		Healthcare — Products: 3.5%
100	@	Angiodynamics, Inc.	1,885
164,000		Becton Dickinson & Co.	13,456,200
18,200	@, L	Cepheid, Inc.	414,960
34,800		Densply International, Inc.	1,449,072
199,972	@, L	Edwards Lifesciences Corp.	9,860,619
4,373	@	Haemonetics Corp.	216,114
1,597,044	@@, L	Hengan International Group Co., Ltd.	5,990,194
39,700	@	Henry Schein, Inc.	2,415,348
43,115	@	Insulet Corp.	937,751
158,480		Medtronic, Inc.	8,939,857
22,400	@@, L	Mindray Medical International Ltd. ADR	962,080
8,419	@, L	NuVasive, Inc.	302,495
34,400	@	Patterson Cos., Inc.	1,328,184
10,600	@@	Q-Med AB	151,652
124,766	@, L	Quidel Corp.	2,440,423
185,369	@, L	ThermoGenesis Corp.	413,373
			49,280,207
		Healthcare — Services: 1.4%
900	@	American Dental Partners, Inc.	25,209
20,600	@	AMERIGROUP Corp.	710,288
29,900	@, L	athenahealth, Inc.	1,013,909
35,000	L	Brookdale Senior Living, Inc.	1,393,350
28,200	@	Centene Corp.	606,582
38,700	@	Health Net, Inc.	2,091,735
26,600	@	Humana, Inc.	1,858,808
77,300	@	Laboratory Corp. of America Holdings	6,047,179
161,677	@	Lincare Holdings, Inc.	5,925,462

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare — Services (continued)
30,000	@, @@	Medial Saude SA	$371,522
			20,044,044
		Holding Companies — Diversified: 0.1%
17,957	@@	REI Agro Ltd.	264,512
155,000	@@	Shanghai Industrial Holdings Ltd.	770,946
			1,035,458
		Home Builders: 0.2%
51,500	@@	Boot (Henry) PLC	237,098
813	@@	Maisons France Confort	70,191
43,058	L	Monaco Coach Corp.	604,104
103,200	@@	Sekisui House Ltd.	1,296,509
			2,207,902
		Home Furnishings: 0.1%
11,911		Bassett Furniture Industries, Inc.	123,636
120,600	@@	Lewis Group Ltd.	989,037
			1,112,673
		Household Products/Wares: 0.0%
25,469	@@	Godrej Consumer Products Ltd.	89,830
			89,830
		Insurance: 1.4%
598,400	@@	Admiral Group PLC	10,982,759
400		AMBAC Financial Group, Inc.	25,164
34,094	@, L	eHealth, Inc.	944,404
60	@	Penn Treaty American Corp.	350
37,000	@@	Ping An Insurance Group Co. of China Ltd.	510,656
28,900		Principal Financial Group, Inc.	1,823,301
143,100	L	Radian Group, Inc.	3,331,368
30,100		Reinsurance Group of America	1,706,369
3,745	@	Universal American Financial Corp.	85,423
			19,409,794
		Internet: 3.0%
74,758	@, L	Authorize.Net Holdings, Inc.	1,317,984
616,800	@, @@	Blinkx PLC	369,126
832	@@, L	Cyber Communications, Inc.	317,821
109	@@	DA Consortium, Inc.	39,018
98	@, L	DealerTrack Holdings, Inc.	4,104
345,035	@, L	Emdeon Corp.	4,889,146
35	@@	F@N Communications, Inc.	28,332
220,800	@, @@	Fun Technologies, Inc.	674,842
93,679	@	Health Grades, Inc.	552,706
173,385	@, L	Internap Network Services Corp.	2,456,865
8,800	@, @@	LBI International AB	59,812
9,380	@@	LG Dacom Corp.	283,543
59,809	@, L	LoopNet, Inc.	1,228,477
8,100	@, @@	Open Business Club AG	436,595
233,548	@, L	Priceline.com, Inc.	20,727,385
51,600	@, @@	Radware Ltd.	809,604
206	@, @@, L	Rediff.Com India Ltd. ADR	3,675
64,300	@, @@, L	Sify Ltd. ADR	546,550
308,000	@@	Tencent Holdings Ltd.	1,981,572
165,451	@, L	Trizetto Group	2,897,047
81,450	@, L	Valueclick, Inc.	1,829,367
89	@, @@	ValueCommerce Co. Ltd.	23,625
20,606	@, L	WebMD Health Corp.	1,073,573
			42,550,769
		Leisure Time: 0.1%
591,000	@@	Giant Manufacturing Co., Ltd.	1,538,107
13,000	@@	Mizuno Corp.	72,470
			1,610,577
		Lodging: 0.2%
50,600		Starwood Hotels & Resorts Worldwide, Inc.	3,073,950
49,544	@@	TAJ GVK Hotels & Resorts Ltd.	174,834
			3,248,784
		Machinery — Construction & Mining: 0.3%
52,000	@@	China Infrastructure Machinery Holdings Ltd.	120,093
47,700	@, L	Terex Corp.	4,246,254
			4,366,347
		Machinery — Diversified: 4.2%
607,003	@	AGCO Corp.	30,817,542
134,700		Deere & Co.	19,992,174
626,000	@@	Haitian International Holdings Ltd.	409,129
9,300	@@	Hexagon AB	188,479
150		IDEX Corp.	5,459
28,450	@	Kadant, Inc.	796,600
25,100	@@	MAN AG	3,656,683
56,422	L	Rockwell Automation, Inc.	3,921,893
46,000	@, @@	Uzel Makina Sanayii AS	91,655
			59,879,614
		Media: 0.0%
1,500		McGraw-Hill Cos., Inc.	76,365
8,837	@	Salem Communications Corp.	70,696

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Media (continued)
4,300	@	Voyager Learning Co.	$35,389
			182,450
		Metal Fabricate/Hardware: 0.4%
40,480		CIRCOR International, Inc.	1,838,197
8,300	@@	Delachaux SA	783,863
11,100	@	Hawk Corp.	153,957
7,394	@@	Maharashtra Seamless Ltd.	113,466
218,750	@@	Shin Zu Shing Co. Ltd	1,660,557
411,000	@@	Unisteel Technology Ltd.	593,661
			5,143,701
		Mining: 5.5%
5,800	@@	Agnico-Eagle Mines Ltd.	287,653
27,000	@@, L	Agnico-Eagle Mines Ltd.	1,344,600
469,100	@, @@	Alamos Gold, Inc.	2,961,794
7,100	@@	Aquarius Platinum Ltd.	259,478
5,000	@@	Barrick Gold Corp.	200,824
336,500	@@	Barrick Gold Corp.	13,554,220
1,283,300	@, @@	Eldorado Gold Corp.	7,921,844
43,700	@, @@, L	Eldorado Gold Corp.	264,385
12,977		Freeport-McMoRan Copper & Gold, Inc.	1,361,158
1,442,800	@, @@	High River Gold Mines Ltd.	4,380,693
650,700	@@	Iamgold Corp.	5,658,830
298,000	@, @@, L	Kinross Gold Corp.	4,464,040
472,400	@, @@	Kinross Gold Corp.	7,057,622
372,767	@, @@	Lihir Gold Ltd.	1,325,279
144,300	@, @@, L	Lihir Gold Ltd. ADR	5,199,129
156,618	@, @@	Lundin Mining Corp.	2,001,322
6,100	@	Meridian Gold, Inc.	201,910
162,500	@, @@	Miramar Mining Corp	767,858
191,025	@@	Newcrest Mining Ltd.	4,750,835
246,000		Newmont Mining Corp.	11,003,580
17,300	@@	Randgold Resources Ltd. ADR	575,052
74,231		Royal Gold, Inc.	2,431,065
130,000	@, @@	Shore Gold, Inc.	394,712
11,000	@@	Yamana Gold, Inc.	129,945
			78,497,828
		Miscellaneous Manufacturing: 3.1%
58,400	L	Acuity Brands, Inc.	2,948,032
6,400		Brink’s Co.	357,632
29,770	@, L	Ceradyne, Inc.	2,254,780
350,888		Cooper Industries Ltd.	17,926,868
166,734		Crane Co.	7,998,230
30,200	L	Parker Hannifin Corp.	3,377,266
88,000		SPX Corp.	8,145,280
20,400		Teleflex, Inc.	1,589,568
			44,597,656
		Office Property: 0.0%
11	@@	DA Office Investment Corp.	71,921
123,000	@, @@, L	K-Real Estate Investment Trust Asia	222,277
			294,198
		Office/Business Equipment: 0.0%
7,400	@@	Canon, Inc. ADR	401,746
			401,746
		Oil & Gas: 4.6%
7,900	@, L	Atwood Oceanics, Inc.	604,824
21,700	@@	Canadian Natural Resources Ltd.	1,648,471
266,000	@@	Cosmo Oil Co., Ltd.	1,259,286
49,400		ENSCO International, Inc.	2,771,340
10,700		EOG Resources, Inc.	773,931
117,400		Hess Corp.	7,810,622
13,900		Holly Corp.	831,637
236,800	@, @@, L	Nabors Industries Ltd.	7,286,336
31,300	@	Newfield Exploration Co.	1,507,408
123,000	@@	Nippon Oil Corp.	1,135,365
55,400		Noble Energy, Inc.	3,880,216
1,257,919	@, L	Parker Drilling Co.	10,214,302
9,900	@@, L	Petroleo Brasileiro SA ADR	747,450
34,100	@, L	Plains Exploration & Production Co.	1,507,902
188,010	@	Pride International, Inc.	6,871,766
73,800	L	Sunoco, Inc.	5,223,564
35,400		Tesoro Petroleum Corp.	1,629,108
109,616	@, L	Toreador Resources Corp.	1,296,757
131,880		Valero Energy Corp.	8,859,698
			65,859,983
		Oil & Gas Services: 5.9%
360,617		BJ Services Co.	9,574,381
59,200	@	Cameron International Corp.	5,463,568
336,151	@	Dresser-Rand Group, Inc.	14,357,009
192,089	@	Global Industries Ltd.	4,948,213
70,800	@, L	Helix Energy Solutions Group, Inc.	3,006,168
215,027	@, L	ION Geophysical Corp.	2,973,823

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services (continued)
53,497	@	National Oilwell Varco, Inc.	$7,730,317
1,148,132	@, L	Newpark Resources	6,153,988
12,228	@, L	Oil States International, Inc.	590,612
16,600	@@	Saipem S.p.A.	707,700
274,400	@	Weatherford International Ltd.	18,434,192
133,475	@, L	W-H Energy Services, Inc.	9,843,781
			83,783,752
		Packaging & Containers: 0.0%
179,804	@@	Essel Propack Ltd.	270,425
			270,425
		Pharmaceuticals: 1.6%
90,692	@, L	Akorn, Inc.	679,283
12,700	@, L	Alnylam Pharmaceuticals, Inc.	416,179
206	@, L	Array Biopharma, Inc.	2,313
20,243	@, L	CytRx Corp.	70,041
308,372	@, L	Discovery Laboratories, Inc.	829,521
514,777	@, L	Endo Pharmaceuticals Holdings, Inc.	15,963,235
1,350	@, L	Infinity Pharmaceuticals, Inc.	12,231
158,388	@, L	Insmed, Inc.	107,862
11,100	@, L	King Pharmaceuticals, Inc.	130,092
7,907	@, L	MGI Pharma, Inc.	219,656
97,700		Mylan Laboratories	1,559,292
55,700	@	NBTY, Inc.	2,261,420
9,100	@@	Wockhardt Ltd.	94,853
			22,345,978
		Pipelines: 0.1%
35,000		Spectra Energy Corp.	856,800
			856,800
		Real Estate: 1.9%
2,433,480	@@	Ayala Land, Inc.	873,207
88,100	@@	Capital & Regional PLC	1,323,082
23,700	@, L	CB Richard Ellis Group, Inc.	659,808
68,000	@, @@	Cyrela Commercial Properties SA Empreendimentos e Participacoes	86,438
97,000	@@	Daito Trust Construction Co., Ltd.	4,667,927
114,000	@@	Fabege AB	1,356,578
1,396,000	@@, L	Hopson Development Holdings Ltd.	4,626,559
2,200	@@	Joint Corp.	58,419
163,000	@@, L	Keppel Land Ltd.	908,905
1,018,207	@@, L	Kerry Properties Ltd.	7,815,563
1,285,000	@@	Megaworld Corp.	97,522
6,600	@, @@	Mirland Development Corp. PLC	70,537
1,540,000	@@, L	New World China Land Ltd.	1,469,048
43,700	@@	Nihon Eslead Corp.	576,792
135,500	@@, L	Patrizia Immobilien AG	1,952,917
557,000	@@	Robinsons Land Corp.	203,093
248,000	@@	Shun TAK Holdings Ltd.	398,074
98,400	@@	Songbird Estates PLC	432,850
579		WP Carey & Co., LLC	18,239
			27,595,558
		Regional Malls: 0.1%
24,900		General Growth Properties, Inc.	1,335,138
			1,335,138
		Retail: 3.6%
73,680		Brown Shoe Co., Inc.	1,429,392
24,062	@, L	Buffalo Wild Wings, Inc.	907,619
13,700	@, L	Build-A-Bear Workshop, Inc.	243,312
183,100		CVS Caremark Corp.	7,256,253
62,700	@, L	DSW, Inc.	1,578,159
800	@	Einstein Noah Restaurant Group, Inc.	15,000
111,700	@	GameStop Corp.	6,294,295
61,100	@@	Inditex SA	4,130,016
350,300	@@	Jollibee Foods Corp.	410,554
42,886	@, L	Krispy Kreme Doughnuts, Inc.	171,544
775,000	@@	Lifestyle International Holdings Ltd.	2,183,281
4,600	@, @@, L	Lululemon Athletica, Inc.	193,338
166,714	@@	N Brown Group PLC	922,618
200	@@	Nafco Co., Ltd.	4,940
30,700	@@	Nitori Co., Ltd.	1,449,755
102,679	L	Nordstrom, Inc.	4,814,618
4,600	@@	Otsuka Kagu Ltd.	107,778
8,100	@@	Plant Co., Ltd.	22,875
70	@, L	Red Robin Gourmet Burgers, Inc.	3,003
17,300		Regis Corp.	552,043
199,583		Ross Stores, Inc.	5,117,308
57,130	L	Ruby Tuesday, Inc.	1,047,764
9,400	@@	Ryohin Keikaku Co., Ltd.	540,193
260,133	@	Sonic Corp.	6,087,112
80,200	@@, L	St. Marc Holdings Co., Ltd.	3,079,254
10,500	@@	Tsuruha Holdings, Inc.	350,327
20,710	@@	Yamada Denki Co., Ltd.	2,039,599
332	@@	Yoshinoya D&C Co., Ltd.	536,281
			51,488,231

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Savings & Loans: 0.2%
131,585	L	Bankunited Financial Corp.	$2,044,831
17,600	@, L	FirstFed Financial Corp.	872,080
9,975		KNBT Bancorp., Inc.	164,987
			3,081,898
		Semiconductors: 6.5%
1,489,070	L	Altera Corp.	35,856,806
51,034	@, L	Anadigics, Inc.	922,695
20,100	@, @@	ASML Holding NV	663,226
245,500	@@, L	ASML Holding NV	8,067,130
127,728	@	ATMI, Inc.	3,799,908
90,463	@	Credence Systems Corp.	279,531
139,215	@, L	Cree, Inc.	4,329,587
1,210,793	@@	Epistar Corp.	5,921,172
307,946	@@	Everlight Electronics Co., Ltd.	1,344,867
10,350	@@	Global Mixed Mode Technology, Inc.	77,333
427,009	@	Integrated Device Technology, Inc.	6,610,099
315,577		Intersil Corp.	10,549,739
28,900	@	Lam Research Corp.	1,539,214
110,250	@@	MediaTek, Inc.	1,981,889
32,100		National Semiconductor Corp.	870,552
1,389,000	@, @@	Opto Technology Corp.	1,207,692
190,900	@@	Powertech Technology, Inc.	770,032
263,350	@@	Richtek Technology Corp.	3,134,241
800	@, @@, L	Saifun Semiconductors Ltd.	7,968
6,800	@, @@	Silicon-On-Insulator Technologies	127,121
217,916	@@, L	Siliconware Precision Industries Co. ADR	2,636,784
145,500	@	Teradyne, Inc.	2,007,900
91,900	@@	Zetex PLC	143,222
			92,848,708
		Shipbuilding: 0.0%
12,400	@@	Hamworthy KSE	146,205
			146,205
		Shopping Centers: 0.1%
18,600		Regency Centers Corp.	1,427,550
			1,427,550
		Software: 4.6%
148,100	@, L	Adobe Systems, Inc.	6,466,046
17,100	@, L	Allscripts Healthcare Solutions, Inc.	462,213
636,200	@, @@	Autonomy Corp. PLC	11,171,355
86,200	@, @@, L	Business Objects SA ADR	3,867,794
13,900	@, L	Cerner Corp.	831,359
2,700	@, @@	Cognos, Inc.	111,567
32,800	@, @@	Cognos, Inc.	1,362,184
85,707	@, L	Eclipsys Corp.	1,998,687
33,159	@	Electronic Arts, Inc.	1,856,572
148,600		IMS Health, Inc.	4,553,104
578,000	@@	Kingdee International Software Group Co., Ltd.	453,930
63,300	L	Mastercard, Inc.	9,366,501
438,200	@@	Nomura Research Institute Ltd.	14,868,875
30,047	@, L	Omniture, Inc.	911,025
22,507	L	Quality Systems, Inc.	824,431
20,200	@, L	Salary.com, Inc.	236,542
1,700	@, @@	Tele Atlas NV	49,229
28,600	@, @@, L	The9 Ltd. ADR	986,414
52,400	@, L	THQ, Inc.	1,308,952
61,700	@, @@, L	UbiSoft Entertainment	4,219,873
			65,906,653
		Telecommunications: 6.4%
234,200	@, L	ADC Telecommunications, Inc.	4,592,662
185,500	@, L	Airspan Networks, Inc.	463,750
100	@, @@	Alvarion Ltd.	1,452
199,185	@, @@	Amdocs Ltd.	7,407,690
9,800	@, L	Aruba Networks, Inc.	196,000
737,563	@	Cisco Systems, Inc.	24,420,711
119,627	@	CPI International, Inc.	2,274,109
79,900	@	Globecomm Systems, Inc.	1,059,474
1,210,079	@, L	Juniper Networks, Inc.	44,300,992
82,031		Plantronics, Inc.	2,341,985
26,000	@, @@	RRSat Global Communications Network Ltd.	637,000
293,700	@, @@	Sandvine Corp.	1,984,280
13,700	@@, L	SK Telecom Co., Ltd. ADR	406,890
5,700		Sprint Nextel Corp.	108,300
142,922	@@	Zyxel Communications Corp.	256,979
			90,452,274
		Textiles: 0.0%
14,000	@@	Kuraray Co., Ltd.	176,830
			176,830
		Toys/Games/Hobbies: 0.2%
28,800		Hasbro, Inc.	802,944

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Toys/Games/Hobbies (continued)
97,700	@, L	Marvel Entertainment, Inc.	$2,290,088
			3,093,032
		Transportation: 0.8%
51,500	L	Con-way, Inc.	2,369,000
56,300		CSX Corp.	2,405,699
8,870	@@	Panalpina Welttransport Holding AG	1,477,957
83,500		Tidewater, Inc.	5,247,140
			11,499,796
		Venture Capital: 0.1%
7,900	@@	Jafco Co., Ltd.	291,253
152,000	@@	Japan Asia Investment Co., Ltd.	749,349
			1,040,602
		Total Common Stock
		(Cost $1,198,497,820)	1,351,921,367

Principal Amount				Value
SHORT-TERM INVESTMENTS: 21.8%
		U.S. Government Agency Obligations: 7.0%
$98,897,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07		$98,886,561
		Total U.S. Government Agency Obligations
		(Cost $98,886,561)		98,886,561
		Securities Lending Collateralcc: 14.8%
209,958,633		Bank of New York Mellon Corp. Institutional Cash Reserves		209,958,633
		Total Securities Lending Collateral
		(Cost $209,958,633)		209,958,633
		Total Short-Term Investments
		(Cost $308,845,194)		308,845,194
		Total Investments in Securities
		(Cost $1,507,343,014)	117.1%	$ 1,660,766,561
		Other Assets and Liabilities — Net	(17.1)	(242,600,527)
		Net Assets	100.0%	$ 1,418,166,034

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $1,511,954,090.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$189,544,865
	Gross Unrealized Depreciation	(40,732,394)
	Net Unrealized Appreciation	$148,812,471

PORTFOLIO OF INVESTMENTS
ING FMRSM Large Cap Growth Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 99.2%
		Aerospace/Defense: 3.6%
58,300	@	BE Aerospace, Inc.	$2,421,199
82,200		Lockheed Martin Corp.	8,917,878
159,100		Raytheon Co.	10,153,762
			21,492,839
		Agriculture: 3.2%
278,900		Altria Group, Inc.	19,391,917
			19,391,917
		Airlines: 4.1%
555,800	@	AMR Corp.	12,388,782
163,900	@	Continental Airlines, Inc.	5,413,617
268,400	@	US Airways Group, Inc. - NEW	7,045,500
			24,847,899
		Apparel: 2.9%
204,000	@	Coach, Inc.	9,643,080
138,800		Nike, Inc.	8,142,008
			17,785,088
		Biotechnology: 0.6%
35,800	@	Biogen Idec, Inc.	2,374,614
23,500	@	Charles River Laboratories International, Inc.	1,319,525
			3,694,139
		Chemicals: 0.5%
33,900		Monsanto Co.	2,906,586
			2,906,586
		Commercial Services: 1.7%
114,300		McKesson Corp.	6,719,697
95,816		Pharmaceutical Product Development, Inc.	3,395,719
			10,115,416
		Computers: 13.9%
175,800	@	Apple, Inc.	26,992,332
583,400	@	Brocade Communications Systems, Inc.	4,993,904
592,200	@	EMC Corp.	12,317,760
342,616		Hewlett-Packard Co.	17,058,851
13,500		International Business Machines Corp.	1,590,300
1,247,600	@	Sun Microsystems, Inc.	6,999,036
561,990	@	Western Digital Corp.	14,229,587
			84,181,770
		Diversified Financial Services: 0.6%
57,100		Ameriprise Financial, Inc.	3,603,581
			3,603,581
		Electric: 1.8%
129,100		Constellation Energy Group, Inc.	11,075,489
			11,075,489
		Electrical Components & Equipment: 0.5%
127,337	@	Energy Conversion Devices, Inc.	2,893,097
			2,893,097
		Electronics: 1.7%
24,910	@	Cymer, Inc.	956,295
309,500		PerkinElmer, Inc.	9,040,495
			9,996,790
		Food: 3.8%
399,500		ConAgra Foods, Inc.	10,438,935
209,200		Kroger Co.	5,966,384
207,900		Safeway, Inc.	6,883,569
			23,288,888
		Healthcare — Products: 1.9%
206,700		Baxter International, Inc.	11,633,076
			11,633,076
		Healthcare — Services: 2.1%
48,200		Aetna, Inc.	2,615,814
53,100		UnitedHealth Group, Inc.	2,571,633
94,800	@	WellPoint, Inc.	7,481,616
			12,669,063
		Home Builders: 0.5%
239,100		D.R. Horton, Inc.	3,062,871
			3,062,871
		Home Furnishings: 0.6%
40,800		Whirlpool Corp.	3,635,280
			3,635,280
		Household Products/Wares: 0.4%
34,500		Kimberly-Clark Corp.	2,423,970
			2,423,970
		Insurance: 4.7%
71,700	@@	ACE Ltd.	4,342,869

PORTFOLIO OF INVESTMENTS
ING FMRSM Large Cap Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
132,200		Allstate Corp.	$7,560,518
216,700		Chubb Corp.	11,623,788
102,320		Travelers Cos., Inc.	5,150,789
			28,677,964
		Internet: 2.2%
335,200	@	eBay, Inc.	13,079,504
			13,079,504
		Iron/Steel: 3.5%
124,100		Allegheny Technologies, Inc.	13,644,795
70,300		Nucor Corp.	4,180,741
31,500		United States Steel Corp.	3,337,110
			21,162,646
		Lodging: 1.2%
170,200		Marriott International, Inc.	7,398,594
			7,398,594
		Machinery — Construction & Mining: 2.1%
143,785	@	Terex Corp.	12,799,741
			12,799,741
		Machinery — Diversified: 4.1%
173,200	@	AGCO Corp.	8,793,364
20,100		Deere & Co.	2,983,242
290,200		Manitowoc Co., Inc.	12,850,056
			24,626,662
		Media: 2.0%
131,041	@	EchoStar Communications Corp.	6,134,029
178,775		Walt Disney Co.	6,148,072
			12,282,101
		Metal Fabricate/Hardware: 0.3%
11,900		Precision Castparts Corp.	1,760,962
			1,760,962
		Mining: 1.0%
75,882	@	RTI International Metals, Inc.	6,014,407
			6,014,407
		Oil & Gas: 5.2%
61,700		ExxonMobil Corp.	5,710,952
161,000		Frontier Oil Corp.	6,704,040
95,700		GlobalSantaFe Corp.	7,275,114
76,100		Holly Corp.	4,553,063
29,000	@	Transocean, Inc.	3,278,450
94,900		Western Refining, Inc.	3,851,042
			31,372,661
		Oil & Gas Services: 3.1%
66,900	@	Cameron International Corp.	6,174,201
87,500	@	National Oilwell Varco, Inc.	12,643,750
			18,817,951
		Pharmaceuticals: 7.3%
19,700	@	Adams Respiratory Therapeutics, Inc.	759,238
83,200	@	Amylin Pharmaceuticals, Inc.	4,160,000
202,400	@	Express Scripts, Inc.	11,297,968
288,700	@	Gilead Sciences, Inc.	11,799,169
432,800		Schering-Plough Corp.	13,689,464
99,744	@	Theravance, Inc.	2,602,321
			44,308,160
		Retail: 3.7%
64,900		Best Buy Co., Inc.	2,986,698
277,100		Burger King Holdings, Inc.	7,063,279
108,500		JC Penney Co., Inc.	6,875,645
87,843		OfficeMax, Inc.	3,010,380
53,900		Wal-Mart Stores, Inc.	2,352,735
			22,288,737
		Semiconductors: 5.1%
623,932		Applied Materials, Inc.	12,915,392
90,700	@	Cypress Semiconductor Corp.	2,649,347
46,100		Intel Corp.	1,192,146
74,600	@, @@	Marvell Technology Group Ltd.	1,221,202
121,400	@	MEMC Electronic Materials, Inc.	7,145,604
163,800		Texas Instruments, Inc.	5,993,442
			31,117,133
		Software: 2.8%
286,900	@	Activision, Inc.	6,194,171
312,100		Microsoft Corp.	9,194,466
104,641	@	Take-Two Interactive Software, Inc.	1,787,268
			17,175,905
		Telecommunications: 6.5%
75,200	@	American Tower Corp.	3,274,208
125,800		AT&T, Inc.	5,322,598
732,100	@	Cisco Systems, Inc.	24,239,830
18,800	@	NII Holdings, Inc.	1,544,420
101,500	@	Polycom, Inc.	2,726,290
53,300		Qualcomm, Inc.	2,252,458
			39,359,804
		Total Common Stock
		(Cost $566,809,501)	600,940,691

PORTFOLIO OF INVESTMENTS
ING FMRSM Large Cap Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 0.3%
		U.S. Government Agency Obligations: 0.3%
$1,754,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07		$1,753,815
		Total Short-Term Investments
		(Cost $1,753,815)		1,753,815
		Total Investments in Securities
		(Cost $568,563,316)	99.5%	$602,694,506
		Other Assets and Liabilities — Net	0.5	3,073,523
		Net Assets	100.0%	$605,768,029

@	Non-income producing security
@@	Foreign Issuer
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $573,765,673.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$49,693,729
	Gross Unrealized Depreciation	(20,764,896)
	Net Unrealized Appreciation	$28,928,833

PORTFOLIO OF INVESTMENTS
ING FMRSM Mid Cap Growth Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 97.6%
		Advertising: 1.4%
119,600	@, L	R.H. Donnelley Corp.	$6,699,992
			6,699,992
		Aerospace/Defense: 2.6%
269,970	@, L	BE Aerospace, Inc.	11,211,854
41,000	@	Spirit Aerosystems Holdings, Inc.	1,596,540
			12,808,394
		Airlines: 4.3%
540,000	@, L	AMR Corp.	12,036,600
41,000	@, L	Continental Airlines, Inc.	1,354,230
274,500	@, L	US Airways Group, Inc. - NEW	7,205,625
			20,596,455
		Apparel: 3.2%
245,100	@	Coach, Inc.	11,585,877
49,880		Polo Ralph Lauren Corp.	3,878,170
			15,464,047
		Banks: 2.8%
98,400		Northern Trust Corp.	6,520,968
278,100		People’s United Financial, Inc.	4,805,568
83,900		Synovus Financial Corp.	2,353,395
			13,679,931
		Beverages: 0.2%
20,800	@, L	Central European Distribution Corp.	996,528
			996,528
		Biotechnology: 1.1%
21,632	@	Biogen Idec, Inc.	1,434,851
68,200	@, L	Charles River Laboratories International, Inc.	3,829,430
			5,264,281
		Building Materials: 0.6%
21,300	L	Martin Marietta Materials, Inc.	2,844,615
			2,844,615
		Commercial Services: 2.1%
111,500	@, L	Corinthian Colleges, Inc.	1,773,965
17,400		McKesson Corp.	1,022,946
213,177	L	Pharmaceutical Product Development, Inc.	7,554,993
			10,351,904
		Computers: 9.2%
20,300	@	Apple, Inc.	3,116,862
948,100	@, L	Brocade Communications Systems, Inc.	8,115,736
119,300	@, L	Cadence Design Systems, Inc.	2,647,267
96,500	@	Cognizant Technology Solutions Corp.	7,697,805
112,356	L	Diebold, Inc.	5,103,210
74,800	@@, L	Seagate Technology, Inc.	1,913,384
818,700	@	Sun Microsystems, Inc.	4,592,907
453,200	@	Western Digital Corp.	11,475,022
			44,662,193
		Cosmetics/Personal Care: 0.7%
130,100		Alberto-Culver Co.	3,225,179
			3,225,179
		Diversified Financial Services: 0.5%
84,675	@, @@, L	MF Global Ltd.	2,455,575
			2,455,575
		Electric: 2.6%
122,364	@	AES Corp.	2,452,175
28,700	@	Allegheny Energy, Inc.	1,499,862
61,500		Constellation Energy Group, Inc.	5,276,085
67,100		PPL Corp.	3,106,730
			12,334,852
		Electrical Components & Equipment: 2.8%
76,734	@, L	Advanced Energy Industries, Inc.	1,158,683
194,396	@, L	Energy Conversion Devices, Inc.	4,416,677
116,800	@, L	General Cable Corp.	7,839,616
			13,414,976
		Electronics: 4.1%
13,400	@, L	Agilent Technologies, Inc.	494,192
54,200	@, L	Arrow Electronics, Inc.	2,304,584
96,227	@, L	Cymer, Inc.	3,694,155
157,000	@	Thermo Electron Corp.	9,062,040
64,800	@	Waters Corp.	4,336,416
			19,891,387
		Energy — Alternate Sources: 1.2%
72,800	@, L	Sunpower Corp.	6,029,296
			6,029,296

PORTFOLIO OF INVESTMENTS
ING FMRSM Mid Cap Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Engineering & Construction: 0.8%
4,000	L	Fluor Corp.	$575,920
26,200	@, L	Foster Wheeler Ltd.	3,439,536
			4,015,456
		Food: 1.6%
27,400		Campbell Soup Co.	1,013,800
41,200		Corn Products International, Inc.	1,889,844
96,400		McCormick & Co., Inc.	3,467,508
604		Seaboard Corp.	1,183,840
			7,554,992
		Healthcare — Products: 0.7%
6,500	@, L	Henry Schein, Inc.	395,460
77,200	@, L	Immucor, Inc.	2,759,900
			3,155,360
		Healthcare — Services: 1.7%
8,300	@	Coventry Health Care, Inc.	516,343
54,100	@, L	Health Net, Inc.	2,924,105
72,200	@	Pediatrix Medical Group, Inc.	4,723,324
2,400	@	WellCare Health Plans, Inc.	253,032
			8,416,804
		Home Builders: 0.7%
273,400	L	D.R. Horton, Inc.	3,502,254
			3,502,254
		Home Furnishings: 2.1%
115,300	L	Whirlpool Corp.	10,273,230
			10,273,230
		Insurance: 2.5%
41,500	L	Assurant, Inc.	2,220,250
74,661		Chubb Corp.	4,004,816
86,900	L	CNA Financial Corp.	3,416,908
85,900		HCC Insurance Holdings, Inc.	2,460,176
2,400	@, L	Philadelphia Consolidated Holding Co.	99,216
			12,201,366
		Internet: 0.1%
16,000	@, L	Expedia, Inc.	510,080
			510,080
		Iron/Steel: 3.9%
130,792		Allegheny Technologies, Inc.	14,380,580
78,100		Nucor Corp.	4,644,607
			19,025,187
		Lodging: 0.4%
24,784	@, W, L	Gaylord Entertainment Co.	1,319,004
8,000		Starwood Hotels & Resorts Worldwide, Inc.	486,000
			1,805,004
		Machinery — Construction & Mining: 1.8%
97,734	@	Terex Corp.	8,700,281
			8,700,281
		Machinery — Diversified: 1.5%
53,500	@, L	AGCO Corp.	2,716,195
97,044		Manitowoc Co., Inc.	4,297,108
			7,013,303
		Media: 2.6%
7,100	@	Cablevision Systems Corp.	248,074
353,026	@	Discovery Holding Co.	10,184,800
20,700	@	EchoStar Communications Corp.	968,967
23,500	L	EW Scripps Co.	987,000
			12,388,841
		Mining: 2.2%
131,424	@, L	RTI International Metals, Inc.	10,416,666
			10,416,666
		Oil & Gas: 7.8%
82,100	L	Diamond Offshore Drilling	9,301,109
79,300		ENSCO International, Inc.	4,448,730
143,829		Frontier Oil Corp.	5,989,040
94,500		Holly Corp.	5,653,935
70,600	@	Southwestern Energy Co.	2,954,610
27,600		Tesoro Petroleum Corp.	1,270,152
23,800	@, L	Transocean, Inc.	2,690,590
132,375		Western Refining, Inc.	5,371,778
			37,679,944
		Oil & Gas Services: 3.1%
23,800	@, L	Cameron International Corp.	2,196,502
9,800	@, L	Grant Prideco, Inc.	534,296
75,221	@, L	National Oilwell Varco, Inc.	10,869,435
18,500	L	Smith International, Inc.	1,320,900
			14,921,133
		Pharmaceuticals: 5.4%
219,814	@, L	Amylin Pharmaceuticals, Inc.	10,990,700
26,200	@, L	Cephalon, Inc.	1,914,172
8,500	@	Endo Pharmaceuticals Holdings, Inc.	263,585
33,100	@, L	Express Scripts, Inc.	1,847,642
127,838	@	Gilead Sciences, Inc.	5,224,739
222,200	@, L	Theravance, Inc.	5,797,198
			26,038,036

PORTFOLIO OF INVESTMENTS
ING FMRSM Mid Cap Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares				Value
		Retail: 4.7%
8,200	L	Abercrombie & Fitch Co.		$661,740
217,660		Advance Auto Parts, Inc.		7,304,670
20,800	@	Autozone, Inc.		2,415,712
185,300		Burger King Holdings, Inc.		4,723,297
7,100		Darden Restaurants, Inc.		297,206
14,300	L	Family Dollar Stores, Inc.		379,808
33,300	@	GameStop Corp.		1,876,455
135,200		OfficeMax, Inc.		4,633,304
21,200	L	Ross Stores, Inc.		543,568
				22,835,760
		Savings & Loans: 0.0%
6,900	L	Provident Financial Services, Inc.		112,953
				112,953
		Semiconductors: 5.3%
32,400	@, L	Broadcom Corp.		1,180,656
78,000	@, L	Cypress Semiconductor Corp.		2,278,380
22,400	@	Integrated Device Technology, Inc.		346,752
51,000	@, L	Lam Research Corp.		2,716,260
519,100	@, @@, L	Marvell Technology Group Ltd.		8,497,667
159,200	@	MEMC Electronic Materials, Inc.		9,370,512
39,200	L	Xilinx, Inc.		1,024,688
				25,414,915
		Software: 4.0%
256,900	@, L	Activision, Inc.		5,546,471
90,300	@	Autodesk, Inc.		4,512,291
15,800		Mastercard, Inc.		2,337,926
100,500		SEI Investments Co.		2,741,640
114,609	@, L	Take-Two Interactive Software, Inc.		1,957,522
51,500	@, L	Verifone Holdings, Inc.		2,282,995
				19,378,845
		Telecommunications: 5.2%
186,700	@	American Tower Corp.		8,128,918
46,600	@, L	Ciena Corp.		1,774,528
18,200	@, L	CommScope, Inc.		914,368
97,900	@, L	Foundry Networks, Inc.		1,739,683
29,000		Harris Corp.		1,675,910
64,600	@, L	NII Holdings, Inc.		5,306,890
214,300	@	Polycom, Inc.		5,756,098
				25,296,395
		Transportation: 0.1%
10,300	L	Tidewater, Inc.		647,252
				647,252
		Total Common Stock
		(Cost $463,596,969)		472,023,662

Principal Amount				Value
SHORT-TERM INVESTMENTS: 28.6%
		U.S. Government Agency Obligations: 1.8%
$8,552,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07		$8,551,097
		Total U.S. Government Agency Obligations
		(Cost $8,551,097)		8,551,097
		Securities Lending Collateral: 26.8%
129,504,511		Bank of New York Mellon Corp. Institutional Cash Reserves		129,504,511
		Total Securities Lending Collateral
		(Cost $129,504,511)		129,504,511
		Total Short-Term Investments
		(Cost $138,055,608)		138,055,608
		Total Investments in Securities
		(Cost $601,652,577)	126.2%	$610,079,270
		Other Assets and Liabilities — Net	(26.2)	(126,587,484)
		Net Assets	100.0%	$483,491,786

PORTFOLIO OF INVESTMENTS
ING FMRSM Mid Cap Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $604,361,420.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$ 34,213,903
	Gross Unrealized Depreciation	(28,496,053)
	Net Unrealized Appreciation	$ 5,717,850

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 95.8%
		Aerospace/Defense: 1.5%
8,500	@@	BAE Systems PLC	$ 85,417
4,770		EDO Corp.	267,168
1,260	@@	Thales SA	73,829
			426,414
		Agriculture: 2.1%
1,130	@@	Altadis SA	78,880
7,880		Altria Group, Inc.	547,896
			626,776
		Airlines: 0.2%
23,000	@@	Cathay Pacific Airways Ltd.	62,890
			62,890
		Apparel: 2.6%
9,620		Nike, Inc.	564,309
2,620		VF Corp.	211,565
			775,874
		Auto Manufacturers: 3.0%
830	@@	DaimlerChrysler AG	83,239
17,360		General Motors Corp.	637,109
950	@@	Peugeot SA	78,549
3,220	@@	Scania AB - B Shares	78,235
			877,132
		Auto Parts & Equipment: 2.9%
3,740	@@	Autoliv, Inc.	223,465
610	@@	Continental AG	84,581
4,650		Johnson Controls, Inc.	549,212
			857,258
		Beverages: 0.3%
2,950	@@	SABMiller PLC	83,869
			83,869
		Biotechnology: 0.8%
15,980	@, @@	American Oriental Bioengineering, Inc.	178,177
6,100	@	CryoLife, Inc.	57,645
			235,822
		Building Materials: 0.9%
660	@@	Cie de Saint-Gobain	68,916
590	@@	Geberit AG - Reg	77,334
410	@@	Lafarge SA	63,543
1,960	@@	Travis Perkins PLC	61,825
			271,618
		Chemicals: 6.2%
620	@@	Air Liquide	82,907
1,050	@@	Akzo Nobel NV	86,532
3,270		Eastman Chemical Co.	218,207
10,970		EI DuPont de Nemours & Co.	543,673
6,470	@	ICO, Inc.	91,098
5,780	@@	Innospec, Inc.	131,668
2,180	@@	Johnson Matthey PLC	74,293
1,360	@@	Koninklijke DSM NV	73,269
2,960		PPG Industries, Inc.	223,628
4,000		Rohm & Haas Co.	222,680
590	@@	Solvay SA	85,567
			1,833,522
		Commercial Services: 2.2%
2,550	@@	Abertis Infraestructuras SA	79,910
5,410	@@	Bunzl PLC	76,847
3,730	@	Exponent, Inc.	93,586
3,700	@	Kendle International, Inc.	153,661
6,190		RR Donnelley & Sons Co.	226,306
			630,310
		Computers: 4.1%
10,880		Hewlett-Packard Co.	541,715
4,600		International Business Machines Corp.	541,880
7,620	@	Radiant Systems, Inc.	120,625
			1,204,220
		Cosmetics/Personal Care: 0.5%
5,200	@	Elizabeth Arden, Inc.	140,192
			140,192
		Distribution/Wholesale: 0.8%
4,370		Genuine Parts Co.	218,500
6,000	@@	Li & Fung Ltd.	25,366
			243,866
		Diversified Financial Services: 4.2%
10,820		Citigroup, Inc.	504,969
11,090		JPMorgan Chase & Co.	508,144

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
3,740	@	Stifel Financial Corp.	$216,322
			1,229,435
		Electric: 3.6%
6,230		Constellation Energy Group, Inc.	534,472
8,720		FPL Group, Inc.	530,874
			1,065,346
		Electronics: 1.5%
2,760	@	Axsys Technologies, Inc.	85,450
6,670		Cubic Corp.	281,274
1,860	@@	Koninklijke Philips Electronics NV	83,699
			450,423
		Engineering & Construction: 0.9%
8,350	@@	Balfour Beatty PLC	80,878
1,110	@@	Bouygues SA	95,779
2,000	@@	Leighton Holdings Ltd.	90,939
			267,596
		Entertainment: 0.3%
6,670	@@	Aristocrat Leisure Ltd.	82,072
			82,072
		Environmental Control: 0.8%
5,800		Waste Management, Inc.	218,892
			218,892
		Food: 4.0%
6,540	@@	Cadbury Schweppes PLC	76,061
1,150	@@	Carrefour SA	80,501
8,380		ConAgra Foods, Inc.	218,969
3,750		General Mills, Inc.	217,538
60	@@	Nestle SA	26,897
4,750	@@	Orkla ASA	84,718
13,350		Sara Lee Corp.	222,812
8,510	@@	Tesco PLC	76,279
2,520	@@	Unilever NV	77,723
3,210	@@	Woolworths Ltd.	84,434
			1,165,932
		Food Service: 0.3%
1,190	@@	Sodexho Alliance SA	82,270
			82,270
		Forest Products & Paper: 1.5%
11,850	@	Buckeye Technologies, Inc.	179,409
7,120		MeadWestvaco Corp.	210,254
9,000	@@	OJI Paper Co., Ltd.	43,521
			433,184
		Gas: 0.3%
1,890		EnergySouth, Inc.	95,294
			95,294
		Hand/Machine Tools: 0.3%
3,750	@@	Sandvik AB	80,354
			80,354
		Healthcare — Products: 2.3%
3,400		Johnson & Johnson	223,380
3,860	@	Medical Action Industries, Inc.	91,328
9,620		Meridian Bioscience, Inc.	291,678
10,650	@	Microtek Medical Holdings, Inc.	65,817
			672,203
		Healthcare — Services: 1.9%
10,350		Aetna, Inc.	561,695
			561,695
		Holding Companies — Diversified: 0.1%
3,000	@@	Hutchison Whampoa Ltd.	32,040
			32,040
		Home Builders: 1.4%
18,890	@	Champion Enterprises, Inc.	207,412
8,900		Lennar Corp.	201,585
			408,997
		Home Furnishings: 0.6%
3,180	@@	Electrolux AB	67,438
3,690	@	Universal Electronics, Inc.	119,925
			187,363
		Household Products/Wares: 1.8%
3,920		Avery Dennison Corp.	223,518
5,800	@@	Husqvarna AB - B Shares	74,766
3,110		Kimberly-Clark Corp.	218,509
			516,793
		Internet: 1.2%
27,480	@, @@	CDC Corp. - Class A	201,428
6,800	@	Perficient, Inc.	148,716
			350,144
		Iron/Steel: 0.9%
2,540	@@, S	Ssab Svenskt Stal AB	93,613
1,250	@@	ThyssenKrupp AG	79,338
1,050	@@	Voestalpine AG	90,783
			263,734

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Lodging: 0.5%
1,030	@@	Accor SA	$91,381
2,950	@@	Intercontinental Hotels Group PLC	58,518
			149,899
		Machinery — Construction & Mining: 0.5%
4,730	@@	Atlas Copco AB	81,490
4,880	@@	Atlas Copco AB - Class B	77,759
			159,249
		Machinery — Diversified: 3.6%
4,150		Deere & Co.	615,943
3,220		Gorman-Rupp Co.	106,775
1,170	@@	Kone OYJ	85,199
1,850		Robbins & Myers, Inc.	105,987
1,490		Twin Disc, Inc.	86,718
2,190	@@	Zardoya-Otis SA	67,987
			1,068,609
		Media: 1.5%
5,320	@@	British Sky Broadcasting PLC	75,672
4,870		Gannett Co., Inc.	212,819
950	@@	Lagardere SCA	80,918
2,540	@@	Wolters Kluwer NV	75,237
			444,646
		Metal Fabricate/Hardware: 1.9%
3,530	@@	Assa Abloy AB	73,180
2,750	@	LB Foster Co.	119,515
1,970	@@	Norsk Hydro ASA	85,535
5,360	@	RBC Bearings, Inc.	205,556
3,760	@@	SKF AB - B Shares	79,034
			562,820
		Mining: 3.5%
1,340	@@	Anglo American PLC	89,764
5,100	@	Brush Engineered Materials, Inc.	264,639
6,450		Freeport-McMoRan Copper & Gold, Inc.	676,541
			1,030,944
		Miscellaneous Manufacturing: 4.6%
18,980		General Electric Co.	785,772
9,480		Honeywell International, Inc.	563,776
			1,349,548
		Office/Business Equipment: 0.7%
4,760		Pitney Bowes, Inc.	216,199
			216,199
		Oil & Gas: 2.7%
3,730	@	Arena Resources, Inc.	244,315
2,350		Chevron Corp.	219,913
1,190	@@	OMV AG	79,576
9,580	@@	Origin Energy Ltd.	87,201
1,900	@@	Repsol YPF SA	67,610
2,730	@@	Statoil ASA	93,158
			791,773
		Oil & Gas Services: 0.3%
1,890	@@	SBM Offshore NV	74,284
			74,284
		Packaging & Containers: 1.5%
7,340		Bemis Co.	213,667
7,090		Sonoco Products Co.	213,976
			427,643
		Pharmaceuticals: 5.4%
1,400	@@	Eisai Co., Ltd.	66,087
3,800		Eli Lilly & Co.	216,334
10,650		Merck & Co., Inc.	550,499
3,545	@	Neogen Corp.	84,087
1,320	@@	Novartis AG	72,618
21,910		Pfizer, Inc.	535,261
1,210	@@	UCB SA	71,264
			1,596,150
		Retail: 2.0%
6,130	@@	Enterprise Inns PLC	74,041
8,940	@@	Home Retail Group	67,916
9,490		Limited Brands, Inc.	217,226
6,670	@	PC Connection, Inc.	83,375
400	@@	PPR	75,241
2,240	@@	Whitbread PLC	74,424
			592,223
		Software: 3.1%
14,970	@	Actuate Corp.	96,557
3,930	@	Applix, Inc.	69,875
7,350	@	EPIQ Systems, Inc.	138,327
3,790	@, @@	Fundtech Ltd.	66,477
4,230	@	Interactive Intelligence, Inc.	80,370
2,910	@	Moldflow Corp.	56,047
10,400	@	Phase Forward, Inc.	208,104
4,590	@	SPSS, Inc.	188,833
			904,590

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Telecommunications: 6.2%
13,400		AT&T, Inc.	$566,954
3,800		Atlantic Tele-Network, Inc.	138,130
2,650	@@	Elisa OYJ	82,393
2,070	@@	Hellenic Telecommunications Organization SA	76,904
27,900	@@	Singapore Telecommunications Ltd.	75,369
12,650	@	Sirenza Microdevices, Inc.	218,719
4,120	@, @@	Telenor ASA	82,254
13,030		Verizon Communications, Inc.	576,968
			1,817,691
		Toys/Games/Hobbies: 0.7%
9,160		Mattel, Inc.	214,894
			214,894
		Transportation: 1.1%
6,010	@@	Firstgroup PLC	84,131
28,500	@@	MTR Corp.	84,715
1,800	@@	TNT NV	75,408
6,590	@@	Toll Holdings Ltd.	76,457
		Total Common Stock	320,711
		(Cost $26,892,383)
			28,155,403
EXCHANGE-TRADED FUNDS: 3.1%
		Exchange — Traded Funds: 3.1%
2,600		Diamonds Trust Series I	361,166
2,200		iShares MSCI EAFE Index Fund	181,698
2,500		iShares S&P SmallCap 600 Index Fund	174,325
1,200		SPDR Trust Series 1	183,096
		Total Exchange-Traded Funds
		(Cost $901,507)	900,285
		Total Long-Term Investments
		(Cost $27,793,890)	29,055,688

Principal Amount				Value
SHORT-TERM INVESTMENTS: 11.8%
		Repurchase Agreement: 11.8%
$3,471,000	S

Deutsche Bank Repurchase Agreement dated 09/28/07, 4.850%, due 10/01/07, $3,472,403 to be received upon repurchase (Collateralized by $3,475,000 Federal Home Loan Bank, 5.120%, Market Value plus accrued interest $3,549,346, due 11/02/10)

				$ 3,471,000
		Total Short-Term Investments
		(Cost $3,471,000)		3,471,000
		Total Investments in Securities
		(Cost $31,264,890)	110.7%	$32,526,688
		Other Assets and Liabilities — Net	(10.7)	(3,156,346)
		Net Assets	100.0%	$29,370,342

@	Non-income producing security
@@	Foreign Issuer
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.

*	Cost for federal income tax purposes is $31,267,069.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$ 1,381,629
	Gross Unrealized Depreciation	(122,010)
	Net Unrealized Appreciation	$ 1,259,619

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 33.3%
		Banks: 4.0%
200,000		Bank of America Corp.	$ 10,054,000
200,000	@@	HSBC Holdings PLC	3,693,497
100,000		Wachovia Corp.	5,015,000
			18,762,497
		Chemicals: 1.1%
75,000		Dow Chemical Co.	3,229,500
40,000		Lyondell Chemical Co.	1,854,000
			5,083,500
		Diversified: 0.1%
29,200		CapitalSource, Inc.	591,008
			591,008
		Diversified Financial Services: 1.6%
110,000		Citigroup, Inc.	5,133,700
50,000		JPMorgan Chase & Co.	2,291,000
			7,424,700
		Electric: 9.6%
40,000		Ameren Corp.	2,100,000
50,000		Centerpoint Energy, Inc.	801,500
100,000		Consolidated Edison, Inc.	4,630,000
32,000		Dominion Resources, Inc.	2,697,600
240,000		Duke Energy Corp.	4,485,600
16,300		Exelon Corp.	1,228,368
10,900		FirstEnergy Corp.	690,406
17,000		FPL Group, Inc.	1,034,960
60,000		PG&E Corp.	2,868,000
75,000		Pinnacle West Capital Corp.	2,963,250
100,000		Portland General Electric Co.	2,780,000
25,000		Progress Energy, Inc.	1,171,250
53,700		Public Service Enterprise Group, Inc.	4,725,063
104,800		Southern Co.	3,802,144
125,000		TECO Energy, Inc.	2,053,750
100,000		TXU Corp.	6,847,000
			44,878,891
		Gas: 0.9%
40,000		AGL Resources, Inc.	1,584,800
100,000		Atmos Energy Corp.	2,832,000
			4,416,800
		Healthcare — Products: 1.7%
120,000		Johnson & Johnson	7,884,000
			7,884,000
		Home Builders: 0.5%
70,600		KB Home	1,769,236
25,000		Lennar Corp.	566,250
			2,335,486
		Mining: 0.5%
2,400	@@	Anglogold Ashanti Ltd. ADR	112,536
50,000	@@	Barrick Gold Corp.	2,014,000
			2,126,536
		Miscellaneous Manufacturing: 0.8%
40,000		3M Co.	3,743,200
			3,743,200
		Oil & Gas: 2.0%
30,000	@@	BP PLC ADR	2,080,500
40,000	@@	Canadian Oil Sands Trust	1,327,100
35,000		Chesapeake Energy Corp.	1,234,100
20,000		Chevron Corp.	1,871,600
35,000		ConocoPhillips	3,071,950
			9,585,250
		Oil & Gas Services: 0.3%
40,000		Halliburton Co.	1,536,000
			1,536,000
		Pharmaceuticals: 2.1%
11,500		Merck & Co., Inc.	594,435
350,000		Pfizer, Inc.	8,550,500
24,712		Schering-Plough Corp.	781,641
			9,926,576
		Pipelines: 1.2%
122,400		Spectra Energy Corp.	2,996,352
75,000	@@	TransCanada Corp.	2,749,962
			5,746,314
		Retail: 0.7%
27,555		CVS Caremark Corp.	1,092,005
70,000		Home Depot, Inc.	2,270,800
			3,362,805

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Savings & Loans: 1.9%
250,000		Washington Mutual, Inc.	$8,827,500
			8,827,500
		Semiconductors: 1.3%
200,000		Maxim Integrated Products	5,870,000
			5,870,000
		Telecommunications: 2.7%
220,000		AT&T, Inc.	9,308,200
50,000		Verizon Communications, Inc.	2,214,000
34,000	@@	Vodafone Group PLC ADR	1,234,200
			12,756,400
		Transportation: 0.3%
20,000		United Parcel Service, Inc. - Class B	1,502,000
			1,502,000
		Total Common Stock
		(Cost $147,682,406)	156,359,463
PREFERRED STOCK: 6.3%
		Banks: 0.5%
30,000		Credit Suisse	2,218,800
			2,218,800
		Chemicals: 0.3%
30,000		Huntsman Corp.	1,487,700
			1,487,700
		Diversified Financial Services: 4.1%
70,000		Citigroup Funding, Inc.	2,324,420
100,000		E*Trade Financial Corp.	1,853,000
200,000	#	Goldman Sachs Group, Inc.	2,648,000
55,000	#	Goldman Sachs Group, Inc.	2,548,645
40,000	#	Lehman Brothers Holdings, Inc.	2,964,400
60,000	#	Morgan Stanley	2,739,000
80,000	#	Morgan Stanley	1,924,000
80,000	#	Morgan Stanley	2,158,400
			19,159,865
		Electric: 0.1%
10,000		PNM Resources, Inc.	444,500
			444,500
		Mining: 0.4%
12,000		Freeport-McMoRan Copper & Gold, Inc. - Non Voting	1,861,200
			1,861,200
		Oil & Gas: 0.4%
7,200		Chesapeake Energy Corp.	2,049,336
			2,049,336
		Pharmaceuticals: 0.5%
7,500		Schering-Plough Corp.	2,077,500
			2,077,500
		Total Preferred Stock
		(Cost $27,238,488)	29,298,901

Principal Amount			Value
CONVERTIBLE BONDS: 1.7%
		Biotechnology: 0.3%
$1,500,000		Amgen, Inc., 0.375%, due 02/01/13	$1,370,625
			1,370,625
		Semiconductors: 0.9%
4,000,000	#	Advanced Micro Devices, Inc., 5.750%, due 08/15/12	4,130,000
			4,130,000
		Telecommunications: 0.5%
2,700,000	@@, C	Nortel Networks Corp., 4.250%, due 09/01/08	2,662,875
			2,662,875
		Total Convertible Bonds
		(Cost $7,777,192)	8,163,500
CORPORATE BONDS/NOTES: 57.3%
		Advertising: 1.4%
1,000,000	C	Lamar Media Corp., 6.625%, due 08/15/15	970,000
1,900,000	C	R.H. Donnelley Corp., 6.875%, due 01/15/13	1,805,000
400,000	C	R.H. Donnelley Corp., 8.875%, due 01/15/16	409,500
3,100,000	#, C	RH Donnelley Corp., 8.875%, due 10/15/17	3,162,000
			6,346,500
		Aerospace/Defense: 0.8%
1,325,000	C	DRS Technologies, Inc., 6.625%, due 02/01/16	1,315,063
2,000,000	C	L-3 Communications Corp., 5.875%, due 01/15/15	1,930,000
700,000	C	L-3 Communications Corp., 6.375%, due 10/15/15	691,250
			3,936,313
		Agriculture: 0.1%
500,000	C	Reynolds American, Inc., 7.250%, due 06/01/13	530,354
			530,354

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

	Principal Amount			Value
			Auto Manufacturers: 0.3%
	$1,500,000		Ford Motor Co., 7.450%, due 07/16/31	$1,185,000
	500,000	C	General Motors Corp., 8.375%, due 07/15/33	440,625
				1,625,625
			Auto Parts & Equipment: 0.6%
	1,500,000		Allison Transmission, Inc., 8.520%, due 08/07/14	1,440,000
	1,400,000	#, C	TRW Automotive, Inc., 7.250%, due 03/15/17	1,372,000
				2,812,000
			Biotechnology: 0.1%
	500,000	#, C	Amgen, Inc., 5.850%, due 06/01/17	496,138
				496,138
			Chemicals: 1.7%
	1,000,000	C	Chemtura Corp., 6.875%, due 06/01/16	955,000
EUR	1,400,000	@@, #, C	Ineos Group Holdings PLC, 7.875%, due 02/15/16	1,876,542
$700,000		C	Johnsondiversey, Inc., 9.625%, due 05/15/12	714,000
	1,900,000	C	Lyondell Chemical Co., 6.875%, due 06/15/17	2,071,000
	2,000,000	C	Lyondell Chemical Co., 8.000%, due 09/15/14	2,210,000
				7,826,542
			Coal: 0.5%
	1,000,000	C	Massey Energy Co., 6.875%, due 12/15/13	937,500
	1,500,000	C	Peabody Energy Corp., 7.375%, due 11/01/16	1,590,000
				2,527,500
			Commercial Services: 0.5%
	2,000,000	C	Hertz Corp., 8.875%, due 01/01/14	2,070,000
	400,000	C	Rental Service Corp., 9.500%, due 12/01/14	384,000
				2,454,000
			Computers: 1.0%
	3,300,000	@@, C	Seagate Technology HDD Holdings, 6.375%, due 10/01/11	3,258,750
	800,000	C	Sungard Data Systems, Inc., 9.125%, due 08/15/13	836,000
	800,000	C	SunGard Data Systems, Inc., 10.250%, due 08/15/15	840,000
				4,934,750
			Diversified Financial Services: 7.9%
	3,000,000	@@, #, C	CEVA Group PLC, 10.000%, due 09/01/14	3,015,000
	1,000,000		Ford Motor Credit Co., 7.250%, due 10/25/11	937,914
	8,500,000		Ford Motor Credit Co., 7.375%, due 10/28/09	8,338,644
	2,000,000		Ford Motor Credit Co., 7.875%, due 06/15/10	1,956,212
	2,000,000		Ford Motor Credit Co., 9.875%, due 08/10/11	2,027,336
	2,000,000		General Motors Acceptance Corp., 5.625%, due 05/15/09	1,947,838
	1,300,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	1,238,207
	2,800,000		General Motors Acceptance Corp., 6.875%, due 08/28/12	2,629,015
	5,700,000		General Motors Acceptance Corp., 7.750%, due 01/19/10	5,656,543
	400,000	#, C	Hawker Beechcraft Acquisition Co., LLC, 8.500%, due 04/01/15	410,000
	4,400,000		Lehman Brothers Holdings, Inc., 6.200%, due 09/26/14	4,423,619
	5,000,000	C	Residential Capital Corp., 7.375%, due 06/30/10	4,152,425
	400,000	+, C	Vanguard Health Holding Co. I, LLC, 12.310%, due 10/01/15	301,000
				37,033,753
			Electric: 2.0%
	2,500,000	@@, #, C	Intergen NV, 9.000%, due 06/30/17	2,637,500
	1,900,000	C	NRG Energy, Inc., 7.250%, due 02/01/14	1,909,500
	2,100,000	C	Reliant Energy, Inc., 7.625%, due 06/15/14	2,126,250
	1,100,000	C	Reliant Energy, Inc., 7.875%, due 06/15/17	1,112,375
	1,900,000	C	TXU Corp., 5.550%, due 11/15/14	1,541,869
				9,327,494
			Electronics: 1.6%
	2,000,000	@@, C	Flextronics International Ltd., 6.250%, due 11/15/14	1,880,000
	1,250,000	@@, C	NXP BV/NXP Funding, LLC, 9.500%, due 10/15/15	1,168,750
	2,050,000	C	Sanmina-SCI Corp., 6.750%, due 03/01/13	1,773,250
	1,000,000	C	Sanmina-SCI Corp., 8.125%, due 03/01/16	870,000
	2,100,000	#, C	Sanmina-SCI Corp., 8.444%, due 06/15/14	2,016,000
				7,708,000
			Environmental Control: 1.7%
	1,350,000	C	Allied Waste North America, Inc., 6.375%, due 04/15/11	1,360,125
	1,000,000	C	Allied Waste North America, Inc., 6.500%, due 11/15/10	1,012,500
	2,500,000	C	Allied Waste North America, Inc., 6.875%, due 06/01/17	2,525,000
	900,000	C	Allied Waste North America, Inc., 7.125%, due 05/15/16	924,750
	2,000,000	C	Allied Waste North America, Inc., 7.375%, due 04/15/14	2,020,000
				7,842,375
			Food: 0.3%
	1,300,000	+, C	Dole Food Co., Inc., 8.625%, due 05/01/09	1,309,750
				1,309,750
			Healthcare — Services: 5.7%
	2,500,000	#, C	Community Health Systems, Inc., 8.875%, due 07/15/15	2,581,250
	2,200,000	C	DaVita, Inc., 6.625%, due 03/15/13	2,194,500
	4,000,000	C	DaVita, Inc., 7.250%, due 03/15/15	4,030,000
	2,000,000	C	HCA, Inc., 6.500%, due 02/15/16	1,710,000
	1,300,000	#, C	HCA, Inc., 9.250%, due 11/15/16	1,384,500
	4,500,000	C	Tenet Healthcare Corp., 6.375%, due 12/01/11	3,960,000
	2,500,000	C	Tenet Healthcare Corp., 7.375%, due 02/01/13	2,131,250
	5,500,000	C	Tenet Healthcare Corp., 9.250%, due 02/01/15	4,881,250
	1,000,000	C	United Surgical Partners International, Inc., 8.875%, due 05/01/17	1,015,000
	3,000,000	&, #, C	US Oncology Holdings, Inc., 10.759%, due 03/15/12	2,685,000
				26,572,750

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
		Home Builders: 1.8%
$1,250,000	C	Beazer Homes USA, Inc., 6.875%, due 07/15/15	$931,250
1,200,000	C	Beazer Homes USA, Inc., 8.125%, due 06/15/16	942,000
1,500,000	C	D.R. Horton, Inc., 5.625%, due 01/15/16	1,262,438
1,000,000	C	DR Horton, Inc., 6.500%, due 04/15/16	877,274
1,000,000	C	K Hovnanian Enterprises, Inc., 7.500%, due 05/15/16	800,000
2,500,000	C	KB Home, 5.750%, due 02/01/14	2,125,000
1,500,000	C	KB Home, 6.250%, due 06/15/15	1,288,125
			8,226,087
		Hotels: 0.3%
1,400,000	C	Host Marriott LP, 6.375%, due 03/15/15	1,375,500
			1,375,500
		Household Products/Wares: 0.3%
1,500,000	+, C	Johnsondiversey Holdings, Inc., 10.670%, due 05/15/13	1,522,500
			1,522,500
		Lodging: 0.8%
1,700,000	C	MGM Mirage, 6.625%, due 07/15/15	1,621,375
2,000,000	C	MGM Mirage, 6.750%, due 04/01/13	1,965,000
			3,586,375
		Machinery — Diversified: 0.2%
1,000,000	C	Case New Holland, Inc., 7.125%, due 03/01/14	1,030,000
			1,030,000
		Media: 3.6%
1,100,000	C	Cablevision Systems Corp., 8.000%, due 04/15/12	1,072,500
4,000,000	+, C	CCH I Holdings, LLC, 11.750%, due 05/15/14	3,720,000
1,500,000	+, C	CCH I Holdings, LLC, 13.500%, due 01/15/14	1,477,500
3,000,000	C	CCH I, LLC, 11.000%, due 10/01/15	3,052,500
600,000	C	Charter Communications Holdings II, LLC, 10.250%, due 09/15/10	616,500
500,000	C	Clear Channel Communications, Inc., 5.500%, due 09/15/14	393,116
1,000,000	C	Clear Channel Communications, Inc., 5.750%, due 01/15/13	837,891
500,000		CSC Holdings, Inc., 7.625%, due 04/01/11	503,750
2,000,000	@@, #, C	Quebecor Media, Inc., 7.750%, due 03/15/16	1,917,500
2,000,000	&, #, C	Univision Communications, Inc., 9.750%, due 03/15/15	1,960,000
400,000	C	Viacom, Inc., 6.250%, due 04/30/16	401,712
900,000	C	Xm Satellite Radio, Inc., 9.750%, due 05/01/14	906,750
			16,859,719
		Mining: 0.2%
1,000,000	C	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	1,095,000
			1,095,000
		Miscellaneous Manufacturing: 0.6%
1,000,000	C	RBS Global, Inc. and Rexnord Corp., 8.875%, due 09/01/16	1,010,000
2,000,000		Rexnord Corp., 12.360%, due 02/20/13	1,905,000
			2,915,000
		Multi — National: 10.3%
48,130,000	@@, Z	World Bank Discount Notes, 4.100%, due 10/01/07	48,124,518
			48,124,518
		Oil & Gas: 5.0%
1,000,000	C	Callon Petroleum Co., 9.750%, due 12/08/10	987,500
4,000,000	C	Chesapeake Energy Corp., 6.250%, due 01/15/18	3,880,000
1,700,000	C	Mariner Energy, Inc., 7.500%, due 04/15/13	1,657,500
2,000,000	C	Newfield Exploration Co., 6.625%, due 04/15/16	1,965,000
2,500,000	@@, #, C	OPTI Canada, Inc., 7.875%, due 12/15/14	2,512,500
1,900,000	C	Pioneer Natural Resources Co., 6.875%, due 05/01/18	1,793,528
400,000	C	Pogo Producing Co., 7.875%, due 05/01/13	416,000
2,000,000	C	Sabine Pass LNG LP, 7.250%, due 11/30/13	1,980,000
2,500,000	C	Sabine Pass LNG LP, 7.500%, due 11/30/16	2,475,000
3,000,000	#, C	Tesoro Corp., 6.500%, due 06/01/17	2,992,500
3,000,000	#, C	W&T Offshore, Inc., 8.250%, due 06/15/14	2,902,500
			23,562,028
		Oil & Gas Services: 0.8%
700,000	@@, C	Compagnie Generale de Geophysique-Veritas, 7.500%, due 05/15/15	724,500
1,000,000	@@, C	Compagnie Generale de Geophysique-Veritas, 7.750%, due 05/15/17	1,035,000
2,000,000	C	Sesi, LLC, 6.875%, due 06/01/14	1,950,000
			3,709,500
		Packaging & Containers: 1.0%
1,500,000	C	Berry Plastics Holding Corp., 8.875%, due 09/15/14	1,541,250
1,500,000		Berry Plastics Holding Corp., 11.610%, due 06/15/14	1,365,000
1,700,000	C	Jefferson Smurfit Corp., 8.250%, due 10/01/12	1,712,750
			4,619,000
		Pharmaceuticals: 0.3%
1,200,000	C	Mylan Laboratories, Inc., 6.375%, due 08/15/15	1,294,500
			1,294,500
		Pipelines: 1.4%
600,000	C	Dynegy Holdings, Inc., 6.875%, due 04/01/11	592,500
2,500,000	#	Dynegy Holdings, Inc., 7.750%, due 06/01/19	2,403,125
2,000,000	C	El Paso Corp., 6.750%, due 05/15/09	2,020,210
1,500,000	C	El Paso Corp., 7.750%, due 01/15/32	1,530,663
			6,546,498
		Retail: 1.5%
5,000,000	#, C	Dollar General Corp., 10.625%, due 07/15/15	4,725,000

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount				Value
		Retail (continued)
$2,500,000	&, #, C	Dollar General Corp., 11.875%, due 07/15/17		$2,187,500
				6,912,500
		Semiconductors: 1.5%
3,500,000	C	Freescale Semiconductor, Inc., 8.875%, due 12/15/14		3,395,000
4,000,000	C	Freescale Semiconductor, Inc., 10.125%, due 12/15/16		3,740,000
				7,135,000
		Software: 0.8%
4,000,000		First Data Corp., 0.500%, due 10/01/14		3,862,500
				3,862,500
		Telecommunications: 0.7%
2,500,000	@@, #, C	Digicel Group Ltd., 8.875%, due 01/15/15		2,356,250
800,000	C	Qwest Capital Funding, Inc., 7.250%, due 02/15/11		808,000
				3,164,250
		Total Corporate Bonds/Notes
		(Cost $270,050,271)		268,824,319
U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.3%
		Federal Home Loan Mortgage Corporation: 2.0%
4,692,041		5.000%, due 10/01/36		4,477,662
4,983,885		5.500%, due 06/01/37		4,880,927
				9,358,589
		Federal National Mortgage Corporation: 1.3%
1,329,963		6.000%, due 03/01/36		1,332,385
4,977,579		6.000%, due 07/01/37		4,985,802
				6,318,187
		Total U.S. Government Agency Obligations
		(Cost $15,608,516)		15,676,776
		Total Long-Term Investments
		(Cost $468,356,873)		478,322,959
SHORT-TERM INVESTMENTS: 0.7%
		Foreign Government Securities: 0.7%
40,000	@@, #	Deutsche Bank AG, 10.000%, due 10/03/07		3,088,400
		Total Short-Term Investments
		(Cost $3,088,400)		3,088,400
		Total Investments in Securities
		(Cost $471,445,273)	102.6%	$ 481,411,359
		Other Assets and Liabilities — Net	(2.6)	(12,074,898)
		Net Assets	100.0%	$ 469,336,461

@@	Foreign Issuer
&	Payment-in-kind
ADR	American Depositary Receipt
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
EUR	EU Euro

*	Cost for federal income tax purposes is the same as for financial statement purposes.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$ 20,014,530
	Gross Unrealized Depreciation	(10,048,444)
	Net Unrealized Appreciation	$ 9,966,086

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 89.5%
		Advertising: 0.4%
85,498	@@	WPP Group PLC	$1,153,595
			1,153,595
		Aerospace/Defense: 0.1%
20,779	@	Gencorp, Inc.	248,517
			248,517
		Agriculture: 7.8%
38,513	@@	Altadis SA	2,688,400
56,356		Altria Group, Inc.	3,918,433
155,191	@@	British American Tobacco PLC	5,554,247
82	@@	British American Tobacco PLC ADR	5,902
84,986	@@	Imperial Tobacco Group PLC	3,885,754
372	@@	Japan Tobacco, Inc.	2,040,145
25,012	@@	KT&G Corp.	1,951,465
53,448		Reynolds American, Inc.	3,398,758
			23,443,104
		Airlines: 0.5%
30,204	@, @@	ACE Aviation Holdings, Inc.	807,748
565	@, @@, #	ACE Aviation Holdings, Inc.	15,127
31,315	@	Northwest Airlines Corp.	557,407
			1,380,282
		Apartments: 0.2%
11,900		Archstone-Smith Trust	715,666
			715,666
		Auto Manufacturers: 2.0%
17,562	@@	DaimlerChrysler AG	1,761,264
1,017,500		ESCROW FOR DAIM CHRYS	1,168,945
82,210		General Motors Corp.	3,017,107
			5,947,316
		Auto Parts & Equipment: 0.3%
25,212	@	Lear Corp.	809,305
			809,305
		Banks: 8.2%
24,213	@@	ABN Amro Holding NV	1,272,457
400	@@	ABN AMRO Holding NV ADR	21,000
50,885	@, @@	Banco Popolare Scarl	1,139,904
47,924	@	Centennial Bank Holdings, Inc.	306,714
62,741	@@	Danske Bank A/S	2,551,412
97,417	@@	Fortis	2,872,248
248,799	@@	Intesa Sanpaolo S.p.A.	1,918,139
121,000	@@	Mitsubishi UFJ Financial Group, Inc.	1,056,571
11,719	@@	Societe Generale	1,971,831
152	@@	Sumitomo Mitsui Financial Group, Inc.	1,179,247
40,066	@@	Swedbank AB	1,337,724
12,640		UnionBanCal Corp.	738,302
198,450		US Bancorp.	6,455,579
33,375		Wachovia Corp.	1,673,756
			24,494,884
		Beverages: 1.9%
8,996		Brown-Forman Corp.	673,890
145		Brown-Forman Corp.	11,310
96,790		Coca-Cola Enterprises, Inc.	2,344,254
12,857	@@	Pernod-Ricard SA	2,796,658
			5,826,112
		Building Materials: 0.4%
1,702	@	Armstrong World Industries, Inc.	69,084
41,014	@	Owens Corning, Inc.	1,027,401
			1,096,485
		Chemicals: 0.9%
16,728	@@	Koninklijke DSM NV	901,205
15,172	@@	Linde AG	1,893,396
			2,794,601
		Commercial Services: 0.7%
18,259	@	Alliance Data Systems Corp.	1,413,977
35,770		H&R Block, Inc.	757,609
			2,171,586
		Computers: 1.5%
123,050	@	Dell, Inc.	3,396,180
30,166	@	Lexmark International, Inc.	1,252,794
			4,648,974
		Diversified Financial Services: 2.6%
4,939		Bear Stearns Cos., Inc.	606,559
65,511		Citigroup, Inc.	3,057,398
8,680		Legg Mason, Inc.	731,637

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
71,603		SLM Corp.	$3,556,521
29	@@	Takefuji Corp.	576
			7,952,691
		Electric: 4.9%
41,337		Constellation Energy Group, Inc.	3,546,301
20,355	@@	E.ON AG	3,751,278
34,754		Energy East Corp.	940,096
7,354		Exelon Corp.	554,197
8,450		NorthWestern Corp.	229,587
15,980	@@	RWE AG	2,004,131
18,230	@@	Suez SA	1,071,305
40,603		TXU Corp.	2,780,087
			14,876,982
		Electronics: 1.3%
39,728	@@	Koninklijke Philips Electronics NV	1,787,732
61,156		Tyco Electronics Ltd.	2,166,757
			3,954,489
		Food: 7.1%
249,668	@@	Cadbury Schweppes PLC	2,903,678
32,631	@@	Carrefour SA	2,284,211
12,491		General Mills, Inc.	724,603
16,689	@@	Groupe Danone	1,313,786
68,928		Kraft Foods, Inc.	2,378,705
57,142		Kroger Co.	1,629,690
8,140	@@	Nestle SA	3,649,085
298,282	@@	Orkla ASA	5,319,980
13,527	@@	Royal Numico NV	1,048,182
			21,251,920
		Forest Products & Paper: 4.5%
112,399	@, @@	Domtar Corp.	921,672
116,314		International Paper Co.	4,172,183
44,523		MeadWestvaco Corp.	1,314,764
787	@@	Mondi Ltd.	7,814
1,074	@, @@	Mondi Ltd.	10,630
4,656	@@	Mondi PLC	44,297
866		Potlatch Corp.	38,996
49,607		Temple-Inland, Inc.	2,610,816
59,349		Weyerhaeuser Co.	4,290,933
			13,412,105
		Health Care: 0.2%
11,714		Ventas, Inc.	484,960
			484,960
		Healthcare — Products: 1.3%
50,104	@, @@	Covidien Ltd.	2,079,316
11,203		Dade Behring Holdings, Inc.	855,349
17,859		Hillenbrand Industries, Inc.	982,602
			3,917,267
		Healthcare — Services: 1.7%
45,305	@	Community Health Systems, Inc.	1,424,389
3,241	@	Kindred Healthcare, Inc.	58,046
26,564	@@	MDS, Inc.	573,931
32,679		Quest Diagnostics	1,887,866
311,069	@	Tenet Healthcare Corp.	1,045,192
			4,989,424
		Holding Companies — Diversified: 0.6%
196,683	@@	Keppel Corp., Ltd.	1,903,195
			1,903,195
		Home Builders: 0.1%
20,345		Beazer Homes USA, Inc.	167,846
			167,846
		Insurance: 8.7%
4,285	@	Alleghany Corp.	1,739,710
7,809	@@	Allianz AG	1,818,960
27,706		American International Group, Inc.	1,874,311
2	@	Berkshire Hathaway, Inc. - Class A	237,020
2,398	@	Berkshire Hathaway, Inc. - Class B	9,476,896
51,907	@	Conseco, Inc.	830,512
9,377		Hartford Financial Services Group, Inc.	867,841
3,950		Nationwide Financial Services	212,589
79,642		Old Republic International Corp.	1,492,491
11,909		Prudential Financial, Inc.	1,162,080
17,053		Travelers Cos., Inc.	858,448
9,013		White Mountains Insurance Group Ltd.	4,684,507
2,740	@@	Zurich Financial Services AG	821,383
			26,076,748
		Internet: 0.3%
22,800	@	Checkfree Corp.	1,061,112
			1,061,112
		Iron/Steel: 0.8%
33,306	@@	ArcelorMittal	2,555,095
			2,555,095

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Lodging: 1.3%
67,767		Hilton Hotels Corp.	$3,150,488
7,227	@	Trump Entertainment Resorts, Inc.	46,614
23,351		Wyndham Worldwide Corp.	764,979
			3,962,081
		Media: 5.6%
31,805	@	Cablevision Systems Corp.	1,111,267
88,207	@	Comcast Corp. – Special Class A	2,113,440
16,700		Dow Jones & Co., Inc.	996,990
15,375	@	Liberty Media Corp. - Capital Shares A	1,919,261
186,246		News Corp. - Class A	4,095,550
16,420		Sun-Times Media Group, Inc.	37,273
25,820	@	Time Warner Cable, Inc.	846,896
186,329		Time Warner, Inc.	3,421,000
59,305	@	Viacom - Class B	2,311,116
			16,852,793
		Mining: 1.4%
20,251	@@	Alcan, Inc.	2,026,720
11,677		Alcoa, Inc.	456,804
26,236	@@	Anglo American PLC	1,757,501
			4,241,025
		Miscellaneous Manufacturing: 1.8%
41,101		Federal Signal Corp.	631,311
25,698	@@	Siemens AG	3,518,369
30,550	@@	Tyco International Ltd.	1,354,587
			5,504,267
		Oil & Gas: 3.1%
130,303	@@	BP PLC	1,507,257
97	@@	BP PLC ADR	6,727
72,377	@@	Royal Dutch Shell PLC	2,981,821
71,978	@, @@	SeaDrill Ltd. ADR	1,616,352
18,762	@@	Total SA	1,520,340
14,498	@	Transocean, Inc.	1,638,999
			9,271,496
		Pharmaceuticals: 3.1%
45,859		Bristol-Myers Squibb Co.	1,321,656
30,066	@@	Novartis AG	1,654,030
143,402		Pfizer, Inc.	3,503,311
1,186	@	PharMerica Corp.	17,695
24,109	@@	Sanofi-Aventis	2,043,184
43,183	@	Valeant Pharmaceuticals International	668,473
			9,208,349
		Real Estate: 0.1%
13,253		St. Joe Co.	445,433
			445,433
		Retail: 3.2%
83,140		CVS Caremark Corp.	3,294,838
105,063		Home Depot, Inc.	3,408,244
66,008		Wal-Mart Stores, Inc.	2,881,249
			9,584,331
		Savings & Loans: 1.6%
158,399		Hudson City Bancorp., Inc.	2,436,177
53,992		Sovereign Bancorp., Inc.	920,024
37,550		Washington Mutual, Inc.	1,325,891
			4,682,092
		Semiconductors: 0.6%
244,813	@	LSI Logic Corp.	1,816,512
			1,816,512
		Shopping Centers: 0.2%
213,449	@@	Link Real Estate Investment Trust	469,209
			469,209
		Single Tenant: 0.5%
3,906	@	Alexander’s, Inc.	1,505,763
			1,505,763
		Software: 1.3%
133,962		Microsoft Corp.	3,946,521
			3,946,521
		Telecommunications: 4.6%
23,327		Alltel Corp.	1,625,425
4,380	@@	Chunghwa Telecom Co., Ltd. ADR	80,942
17,657		Embarq Corp.	981,729
234,782		Motorola, Inc.	4,350,510
37,248	@@	Royal KPN NV	645,492
51,817	@@	Telefonica SA	1,447,669
41,956		Verizon Communications, Inc.	1,857,812
112,779		Virgin Media, Inc.	2,737,146
			13,726,725
		Toys/Games/Hobbies: 0.8%
102,997		Mattel, Inc.	2,416,310
			2,416,310

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Transportation: 1.3%
185	@@	AP Moller - Maersk A/S	$2,540,068
43,008	@@	Deutsche Post AG	1,247,605
			3,787,673
		Total Common Stock
		(Cost $263,630,142)	268,754,841

# of Contracts			Value
PURCHASED OPTIONS: 0.2%
		Purchased Options: 0.2%
506		Put Option - OTC
		DJ Euro Stoxx 50 Index
		Strike @ 4,088.73-Exp 06/20/08	$82,463
11		Call Option - OTC
		Kindred Healthcare Inc.
		Strike @ 18.15-Exp 07/17/11	54
3		Call Option - OTC
		Kindred Healthcare Inc.
		Strike @ 19.87-Exp 01/01/12	13
3		Call Option - OTC
		Kindred Healthcare Inc.
		Strike @ 6.94-Exp 01/01/13	36
2		Call Option - OTC
		Kindred Healthcare Inc.
		Strike @ 19.87-Exp 01/01/14	8
1		Call Option - OTC
		Kindred Healthcare Inc.
		Strike @ 21.33-Exp 01/10/15	4
8,834	X	Call Option - OTC
		Meadwestvaco Corp.
		Zero Strike-Exp 10/05/07	260,868
43		Put Option - CBOE
		S&P 500 Index
		Strike @ 1250-Exp 06/21/08	87,290
29		Put Option - CBOE
		S&P 500 Index
		Strike @ 1375-Exp 06/21/08	107,010

		Total Purchased Options
		(Cost $702,986)	537,746

Shares			Value
RIGHTS: 0.2%
		Banks: 0.2%
94,405	@, @@	Fortis	$500,772

		Total Rights
		(Cost $-)	500,772
WARRANTS: 0.0%
		Transportation: 0.0%
3,127	@, @@	Groupe Eurotunnel SA	1,026

		Total Warrants
		(Cost $759)	1,026

Principal Amount				Value
CONVERTIBLE BONDS: 0.2%
			Airlines: 0.0%
$24,000		@@, #, C	ACE Aviation Holdings, Inc., 4.250%, due 06/01/35	$25,667
				25,667
			Transportation: 0.2%
EUR	47,000	@@	Eurotunnel Group UK PLC, 3.000%, due 07/28/10	149,460
GBP	31,986	@@	Eurotunnel Group UK PLC, 3.000%, due 07/28/10	141,259
GBP	84,977	@@, C	Eurotunnel Group UK PLC, 6.000%, due 07/28/10	226,021
EUR	109,000	@@, C	Eurotunnel Group UK PLC, 6.000%, due 07/28/10	207,496
				724,236
			Total Convertible Bonds
			(Cost $728,126)	749,903
CORPORATE BONDS/NOTES: 0.6%
			Auto Manufacturers: 0.4%
1,017,500			ESCRW DAI CHR 12% 7/31/12, 12.000%, due 07/31/14	1,168,945
				1,168,945
			Auto Parts & Equipment: 0.1%
179,000		C	Dana Corp., 5.850%, due 01/15/15	142,305
37,000		±, C	Dana Corp., 6.500%, due 03/01/09	30,710

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount				Value
		Auto Parts & Equipment (continued)
$7,000	±, C	Dana Corp., 7.000%, due 03/15/28		$5,705
29,000	±, C	Dana Corp., 7.000%, due 03/01/29		23,635
				202,355
		Electric: 0.1%
97,000	#, C	Calpine Corp., 8.500%, due 07/15/10		105,245
49,000	#, C	Calpine Corp., 8.750%, due 07/15/13		53,655
33,000	#, ±	Calpine Corp., 9.875%, due 12/01/11		35,310
				194,210
		Lodging: 0.0%
190,000	C	Trump Entertainment Resorts, Inc., 8.500%, due 06/01/15		159,125
				159,125
		Stock Funds: 0.0%
715,000		NWA CLAIM 1 2/20/49, Discount Note, due 02/20/49		73,288
				73,288
		Total Corporate Bonds/Notes
		(Cost $1,694,408)		1,797,923
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
		Federal Home Loan Bank: 0.0%
95,000	C	5.220%, due 11/14/07		95,016

		Total U.S. Government Agency Obligations
		(Cost $95,040)		95,016

		Total Long-Term Investments
		(Cost $266,851,461)		272,437,227
SHORT-TERM INVESTMENTS: 9.4%
		U.S. Government Agency Obligations: 9.1%
10,700,000	Z	Federal Home Loan Bank, 4.000%, due 10/01/07		10,698,811
191,000	Z	Federal Home Loan Bank, 4.400%, due 01/09/08		188,673
191,000	Z	Federal Home Loan Bank, 4.400%, due 01/11/08		188,627
191,000	Z	Federal Home Loan Bank, 4.410%, due 01/23/08		188,348
3,000,000	Z	Federal Home Loan Bank, 4.410%, due 01/31/08		2,955,420
1,500,000	Z	Federal Home Loan Bank, 4.420%, due 02/22/08		1,473,750
2,000,000	Z	Federal Home Loan Bank, 4.430%, due 12/07/07		1,983,418
191,000	Z	Federal Home Loan Bank, 4.430%, due 12/12/07		189,298
191,000	Z	Federal Home Loan Bank, 4.530%, due 10/31/07		190,258
3,000,000	Z	Federal Home Loan Bank, 4.580%, due 11/16/07		2,982,183
6,000,000	Z	Federal Home Loan Bank, 4.600%, due 10/09/07		5,993,115
118,000	Z	Federal Home Loan Bank, 4.780%, due 10/04/07		117,937
191,000	Z	Federal Home Loan Bank, 4.780%, due 10/05/07		190,874

		Total U.S. Government Agency Obligations
		(Cost $27,340,712)		27,340,712

		U.S. Treasury Bills: 0.3%
957,000		3.710%, due 11/01/07		953,858

		Total U.S. Treasury Bills
		(Cost $953,858)		953,858

		Total Short-Term Investments
		(Cost $28,294,570)		28,294,570

		Total Investments in Securities
		(Cost $295,146,031)	100.1%	$300,731,797
		Other Assets and Liabilities — Net	(0.1)	(319,836)
		Net Assets	100.0%	$300,411,961

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
EUR	EU Euro
GBP	British Pound

*	Cost for federal income tax purposes is $295,292,462.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$11,918,755
	Gross Unrealized Depreciation	(6,479,420)
	Net Unrealized Appreciation	$5,439,335

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2007 (Unaudited) (continued)

At September 30, 2007 the following forward currency contracts were outstanding for the ING Franklin Mutual Shares Portfolio:

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
				USD
Canada Dollars
CAD	1,025,741	Sell	3/26/08	1,026,151	1,032,654	$(6,503)
Switzerland Francs
CHF	600,000	Sell	12/7/07	501,756	517,931	(16,175)
Switzerland Francs
CHF	350,588	Sell	12/17/07	293,134	302,834	(9,700)
Switzerland Francs
CHF	600,000	Sell	12/7/07	503,356	517,931	(14,575)
Switzerland Francs
CHF	133,850	Sell	12/7/07	115,197	115,542	(345)
Denmark Kroner
DKK	2,109,208	Sell	10/23/07	386,649	403,681	(17,032)
Denmark Kroner
DKK	1,300,000	Sell	10/23/07	235,907	248,807	(12,900)
Denmark Kroner
DKK	666,130	Sell	10/23/07	123,653	127,491	(3,838)
Denmark Kroner
DKK	1,292,775	Sell	10/23/07	234,559	247,425	(12,866)
Denmark Kroner
DKK	561,704	Sell	10/23/07	103,981	107,505	(3,524)
EURO
EUR	273,978	Sell	3/13/08	383,141	391,522	(8,381)
EURO
EUR	194,545	Sell	3/13/08	272,142	278,012	(5,870)
EURO
EUR	183,141	Sell	3/13/08	258,441	261,714	(3,273)
EURO
EUR	23,421,662	Sell	3/13/08	33,059,676	33,470,277	(410,601)
EURO
EUR	163,541	Sell	3/13/08	230,738	233,705	(2,967)
EURO
EUR	180,326	Sell	3/13/08	254,492	257,691	(3,199)
EURO
EUR	122,316	Sell	3/13/08	173,307	174,793	(1,486)
EURO
EUR	400,000	Sell	3/13/08	566,706	571,612	(4,906)
EURO
EUR	1,787,500	Sell	3/13/08	2,534,997	2,554,393	(19,396)
EURO
EUR	267,647	Sell	3/13/08	379,523	382,475	(2,952)
EURO
EUR	418,698	Sell	3/13/08	593,835	598,332	(4,497)
British Pound Sterling
GBP	1,888,101	Sell	10/10/07	3,819,629	3,862,201	(42,572)
British Pound Sterling
GBP	76,972	Sell	10/10/07	155,634	157,450	(1,816)
British Pound Sterling
GBP	85,374	Sell	10/10/07	172,530	174,637	(2,107)
British Pound Sterling
GBP	86,456	Sell	10/10/07	174,155	176,851	(2,696)
British Pound Sterling
GBP	86,514	Sell	10/10/07	175,126	176,968	(1,842)
Japanese Yen
JPY	189,615,562	Sell	3/19/08	1,683,975	1,682,977	998
Korea (South) Won
KRW	160,142,500	Sell	3/27/08	175,000	175,996	(996)
Korea (South) Won
KRW	330,120,000	Sell	3/27/08	360,000	362,800	(2,800)
Korea (South) Won
KRW	22,881,250	Sell	3/27/08	25,000	25,146	(146)
Korea (South) Won
KRW	36,624,000	Sell	3/27/08	40,000	40,250	(250)
Korea (South) Won
KRW	27,438,600	Sell	3/27/08	30,000	30,155	(155)
Norway Krone
NOK	4,049,989	Sell	11/16/07	700,690	750,924	(50,234)
Norway Krone
NOK	3,000,000	Sell	11/16/07	518,726	556,241	(37,515)
Norway Krone
NOK	1,060,223	Sell	11/16/07	183,931	196,580	(12,649)
Norway Krone
NOK	604,848	Sell	11/16/07	105,292	112,147	(6,855)
Norway Krone
NOK	622,647	Sell	11/16/07	111,685	115,447	(3,762)
Norway Krone
NOK	627,597	Sell	11/16/07	114,798	116,365	(1,567)
Singapore Dollars
SGD	75,735	Sell	1/24/08	50,761	51,408	(647)
Singapore Dollars
SGD	1,230,000	Sell	1/24/08	822,908	834,905	(11,997)
						$(744,594)

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING Franklin Mutual Shares Portfolio Written Options Open on September 30, 2007:

	Strike	Expiration	# of	Premium
Description/Name of Issuer	Price	Date	Contracts	Received	Value
Call Option LIFFE - Anglo American PLC	$34.000	12/21/07	1,400	$7,104	$(4,698)
				$7,104	$(4,698)

PORTFOLIO OF INVESTMENTS
ING Franklin Templeton Founding Strategy Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 102.0%
7,274,925	ING Franklin Income Portfolio - Class I		$84,170,885
8,505,067	ING Franklin Mutual Shares Portfolio - Class I		84,455,319
5,778,802	ING Templeton Global Growth Portfolio - Class I		85,468,475

	Total Investments in Securities
	(Cost $253,966,859)*	102.0%	$254,094,679
	Other Assets and Liabilities — Net	(2.0)	(5,004,735)
	Net Assets	100.0%	$249,089,944

*	Cost for federal income tax purposes is $254,283,952.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$354,435
	Gross Unrealized Depreciation	(543,708)
	Net Unrealized Depreciation	$(189,273)

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 45.2%
		Holding Companies — Diversified: 0.6%
339,800	@@	Wharf Holdings Ltd.	$1,664,331
			1,664,331
		Lodging: 0.4%
195,300	@@	Mandarin Oriental International Ltd.	438,501
181,900	@@	Shangri-La Asia Ltd.	611,593
			1,050,094
		Real Estate: 43.3%
1,281,100	@@	Agile Property Holdings Ltd.	2,685,907
176,500	@@	Allgreen Properties Ltd.	227,257
683,600	@@	Ascott Group Ltd.	749,764
86,250		Brookfield Properties Co. (U.S. Denominated Security)	2,147,625
1,007,800	@@	CapitaLand Ltd.	5,519,083
40,800	@@	Castellum AB	506,979
124,516	@@	Centro Properties Group	812,235
669,600	@@	CFS Retail Property Trust	1,414,396
356,600	@@	Cheung Kong Holdings Ltd.	5,870,880
382,800	@@	Citycon OYI	2,429,221
117,600	@, @@	Conwert Immobilien Invest AG	2,179,068
277,800	@@	DB Rreef Trust	494,485
21,250	@@	DIC Asset AG	741,675
596,000	@@	GPT Group	2,683,751
232,900	@@	Greentown China Holdings Ltd.	542,167
401,100	@@	Guangzhou R&F Properties Co., Ltd.	1,890,501
518,000	@@	Hang Lung Group Ltd.	2,942,876
648,900	@@	Hang Lung Properties Ltd.	2,897,155
21,900	@, @@	Hirco PLC	165,115
258,100	@@	Hongkong Land Holdings Ltd.	1,164,744
90,200	@@	Keppel Land Ltd.	502,965
395,200	@@	Kerry Properties Ltd.	3,033,480
1,030,300	@@	Macquarie CountryWide Trust	1,812,951
543,300	@@	Macquarie DDR Trust	564,976
915,500	@@	Macquarie Goodman Group	5,582,636
549,000	@@	Mirvac Group	2,645,530
415,400	@@	Mitsubishi Estate Co., Ltd.	11,839,735
531,600	@@	Mitsui Fudosan Co., Ltd.	14,678,057
90,600	@@	Norwegian Property ASA	1,094,601
553	@@	NTT Urban Development Corp.	1,139,259
479,600	@@	Shimao Property Holdings Ltd.	1,456,065
1,792,000	@@	Shui On Land Ltd.	2,174,375
119,900	@@	Sponda OYJ	1,663,204
524,900	@@	Stockland	4,178,255
181,200	@@	Sumitomo Realty & Development Co., Ltd.	6,343,338
618,300	@@	Sun Hung Kai Properties Ltd.	10,401,491
1,757,175	@@	Valad Property Group	3,107,712
768,030	@@	Westfield Group	14,749,228
287,200	@@	Wing Tai Holdings Ltd.	744,644
			125,777,386
		Storage/Warehousing: 0.9%
713,400	@@	Safestore Holdings Ltd.	2,674,440
			2,674,440
		Total Common Stock
		(Cost $ 108,743,461)	131,166,251

REAL ESTATE INVESTMENT TRUSTS: 52.7%
		Apartments: 5.8%
37,300		AvalonBay Communities, Inc.	4,403,638
52,000		BRE Properties, Inc.	2,908,360
29,700		Camden Property Trust	1,908,225
44,000		Equity Residential	1,863,840
44,300		Home Properties, Inc.	2,311,574
273	@@	New City Residence Investment Corp.	1,492,257
133	@@	Nippon Accommodations Fund, Inc.	788,474
27,700		Post Properties, Inc.	1,071,990
			16,748,358

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Diversified: 12.2%
133,900	@@	British Land Co. PLC	$3,203,807
65,000	@@	Brixton PLC	482,253
33,540	@@	Corio NV	2,855,310
20,780	@@	Eurocommercial Properties NV	1,152,603
146,600	@@	Hammerson PLC	3,496,373
128	@@	Kenedix Realty Investment Corp.	887,734
41,300	@@	Klepierre	2,363,565
142,310	@@	Land Securities Group PLC	4,885,938
42,330	@@	Mercialys	1,632,272
125	@@	Nomura Real Estate Residential Fund, Inc.	726,061
31,760	@@	Unibail	8,163,725
50,800		Vornado Realty Trust	5,554,980
			35,404,621
		Health Care: 3.6%
32,200		HCP, Inc.	1,068,074
123,900		Nationwide Health Properties, Inc.	3,733,107
93,400		Omega Healthcare Investors, Inc.	1,450,502
104,200		Ventas, Inc.	4,313,880
			10,565,563
		Hotels: 2.2%
44,200		FelCor Lodging Trust, Inc.	880,906
176,344		Host Hotels & Resorts, Inc.	3,957,159
18,500		LaSalle Hotel Properties	778,480
30,100		Strategic Hotel Capital, Inc.	619,759
			6,236,304
		Office Property: 10.4%
56,600		BioMed Realty Trust, Inc.	1,364,060
66,200		Boston Properties, Inc.	6,878,180
26,000		Corporate Office Properties Trust SBI MD	1,082,380
112,200	@@	Derwent Valley Holdings PLC	3,850,317
48,300		Douglas Emmett, Inc.	1,194,459
128,200	@@	Great Portland Estates PLC	1,565,625
49,900		Highwoods Properties, Inc.	1,829,833
22,900		Kilroy Realty Corp.	1,388,427
218	@@	Nippon Building Fund, Inc.	3,156,008
46,600		SL Green Realty Corp.	5,441,482
6,490	@@	Societe de la Tour Eiffel	1,136,516
8,560	@@	Societe Immobiliere de Location pour l’Industrie et le Commerce	1,438,038
			30,325,325
		Regional Malls: 7.0%
96,300		General Growth Properties, Inc.	5,163,606
42,200		Macerich Co.	3,695,876
97,300		Simon Property Group, Inc.	9,729,993
33,500		Taubman Centers, Inc.	1,834,125
			20,423,600
		Shopping Centers: 7.8%
8,300	@, @@, #	Calloway Real Estate Investment Trust	206,864
32,600	@@	Calloway Real Estate Investment Trust	812,501
944,600	@, @@	CapitaMall Trust	2,475,968
31,300		Equity One, Inc.	851,360
50,900		Federal Realty Investment Trust	4,509,740
270	@@	Japan Retail Fund Investment Corp.	2,338,734
32,300		Kimco Realty Corp.	1,460,283
743,200	@@	Link Real Estate Investment Trust	1,633,721
54,600		Regency Centers Corp.	4,190,550
107,800	@@	RioCan Real Estate Investment Trust	2,693,239
35,100		Tanger Factory Outlet Centers, Inc.	1,424,709
			22,597,669
		Storage: 0.6%
43,500		Extra Space Storage, Inc.	669,465
14,378		Public Storage, Inc.	1,130,830
			1,800,295
		Warehouse/Industrial: 3.1%
14,700		AMB Property Corp.	879,207
201	@@	Japan Logistics Fund, Inc.	1,544,089
100,800		Prologis	6,688,080
			9,111,376
		Total Real Estate Investment Trusts
		(Cost $ 148,141,313)	153,213,111

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares				Value
RIGHTS: 0.0%
		Real Estate: 0.0%
356,800	@, @@	Citycon OYJ - Rights		$63,234

		Total Rights
		(Cost $ -)		63,234

WARRANTS: 0.0%
		Real Estate Operation/Development: 0.0%
30,358	@, @@	China Overseas Land & Investment Ltd.		24,954

		Total Warrants
		(Cost $ -)		24,954

		Total Investments in Securities
		(Cost $256,884,774)	97.9%	$284,467,550
		Other Assets and Liabilities — Net	2.1	6,147,069
		Net Assets	100.0%	$290,614,619

@	Non-income producing security
@@	Foreign Issuer
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $262,921,072.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$31,462,709
	Gross Unrealized Depreciation	(3,879,933)
	Net Unrealized Appreciation	$27,582,776

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 97.7%
		Building Materials: 0.5%
592,800	@@	Norbord, Inc.	$4,767,908
			4,767,908
		Coal: 0.5%
109,300		Consol Energy, Inc.	5,093,380
			5,093,380
		Electric: 0.8%
67,331	@	Mirant Corp.	2,739,025
118,100	@	NRG Energy, Inc.	4,994,449
			7,733,474
		Energy — Alternate Sources: 0.1%
207,400	@	Biofuel Energy Corp	1,200,846
			1,200,846
		Engineering & Construction: 3.8%
6,330,400	@, @@	Boart Longyear Group	13,361,927
44,400	@	Foster Wheeler Ltd.	5,828,832
341,900	@	McDermott International, Inc.	18,489,952
			37,680,711
		Iron/Steel: 3.7%
84,500		Allegheny Technologies, Inc.	9,290,775
72,200	@@	Arcelor Mittal	5,657,592
1,879,800	@, @@	Consolidated Thompson Iron Mines Ltd.	12,038,733
165,900		Nucor Corp.	9,866,073
			36,853,173
		Metal Fabricate/Hardware: 0.7%
89,900	@@	Tenaris SA ADR	4,730,538
51,600	@@, #	TMK OAO GDR	2,131,080
			6,861,618
		Mining: 21.1%
90,500	@@	Agnico-Eagle Mines Ltd.	4,506,900
399,500		Alcoa, Inc.	15,628,440
189,626	@@	Aquarius Platinum Ltd.	6,666,296
384,900	@@	Barrick Gold Corp.	15,503,772
2,280,600	@, @@	Breakwater Resources Ltd.	6,924,458
110,120	@@	Cameco Corp.	5,079,481
300,392	@@	Cia Vale do Rio Doce ADR	10,192,301
719,900	@, @@	Eldorado Gold Corp.	4,443,961
1,777,400	@, @@	European Goldfields Limited	10,471,587
91,000	@@	First Quantum Minerals Ltd.	8,929,372
529,000	@, @@	First Uranium Corp.	5,036,576
295,000	@, @@	FNX Mining Co., Inc.	9,790,328
189,080		Freeport-McMoRan Copper & Gold, Inc.	19,832,601
365,496	@@	GoldCorp, Inc.	11,169,558
289,200	@, @@	Kinross Gold Corp.	4,332,216
624,800	@, @@	Mag Silver Corp.	8,787,968
184,900	@, @@	Major Drilling Group International	9,867,282
8,945,800	@, @@	Merafe Resources Ltd.	2,208,127
90,300	@	Meridian Gold, Inc.	2,988,930
218,000		Newmont Mining Corp.	9,751,140
301,400	@@	Perilya Ltd.	1,065,466
292,700	@@	Randgold Resources Ltd. ADR	9,729,348
15,900	@@	Rio Tinto PLC ADR	5,460,060
1,917,700	@, @@	Shore Gold, Inc.	5,822,605
373,100	@, @@	Silver Wheaton Corp.	5,230,862
1,687,901	@@	Solid Resources Ltd.	1,696,980
123,600	@@	Xstrata PLC	8,208,177
			209,324,792
		Oil & Gas: 49.9%
367,500	@	American Oil & Gas, Inc.	2,142,525
139,200	@	BPZ Energy, Inc.	1,085,760
310,200		Cabot Oil & Gas Corp.	10,906,632
809,689	@	Cano Petroleum, Inc.	6,007,892
498,100	@	Concho Resources, Inc.	7,376,861
857,900		ConocoPhillips	75,297,883
114,158	@	Continental Resources, Inc.	2,070,826
87	@	Delta Petroleum Corp.	1,562
110,300	@	Denbury Resources, Inc.	4,929,307
175,400		Devon Energy Corp.	14,593,280
376,700	@@	Encana Corp.	23,298,895
654,100	@, @@	Energy XXI Acquisition Corp. Bermuda Ltd.	3,466,730
162,300		EOG Resources, Inc.	11,739,159
601,092	@	EXCO Resources, Inc.	9,942,062
714,500		ExxonMobil Corp.	66,134,120
122,900		GlobalSantaFe Corp.	9,342,858

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
160,800		Hess Corp.	$10,698,024
202,300	@, @@	InterOil Corp.	6,392,680
778,885	@	Kodiak Oil & Gas Corp.	2,570,321
373,700		Marathon Oil Corp.	21,308,374
71,100	@@	Niko Resources Ltd.	6,951,666
444,600		Occidental Petroleum Corp.	28,489,966
284,451	@	Parallel Petroleum Corp.	4,832,822
266,369	@	PetroHawk Energy Corp.	4,373,779
633,600	@@	Petroleo Brasileiro SA	23,906,043
556,559	@	Petroquest Energy, Inc.	5,971,878
203,700	@	Plains Exploration & Production Co.	9,007,614
121,780	@	Quicksilver Resources, Inc.	5,729,749
155,800		Range Resources Corp.	6,334,828
297,100	@	Rex Energy Corp.	2,391,655
170,700	@@	Royal Dutch Shell PLC ADR	14,028,126
297,000	@	Southwestern Energy Co.	12,429,450
58,800	@@	Total SA ADR	4,764,564
164,500	@	Transocean, Inc.	18,596,725
232,500	@, @@	Triangle Petroleum Corp.	330,150
416,100		Valero Energy Corp.	27,953,598
42,700		Western Refining, Inc.	1,732,766
29,553	@	Whiting Petroleum Corp.	1,313,631
443,443		XTO Energy, Inc.	27,422,515
			495,867,276
		Oil & Gas Services: 14.4%
400,450	@	Allis-Chalmers Energy, Inc.	7,584,523
80,300		Baker Hughes, Inc.	7,256,711
69,200	@	Cameron International Corp.	6,386,468
383,000	@	Geokinetics, Inc.	8,943,050
85,800	@	Grant Prideco, Inc.	4,677,816
155,000		Halliburton Co.	5,952,000
257,490	@	Hercules Offshore, Inc.	6,723,064
325,028	@	Key Energy Services, Inc.	5,525,476
98,300	@	National Oilwell Varco, Inc.	14,204,350
806,100	@	Particle Drilling Technologies, Inc.	2,660,130
553,600		Schlumberger Ltd.	58,128,000
110,000	@	Superior Energy Services	3,898,400
166,500	@	Weatherford International Ltd.	11,185,470
			143,125,458
		Pipelines: 1.1%
113,000	@	Quicksilver Gas Services LP	2,803,530
178,100	@	Semgroup Energy Partners LP	5,163,119
83,200		Targa Resources Partners LP	2,412,800
			10,379,449
		Transportation: 1.1%
114,300	@@	Nordic American Tanker Shipping	4,485,132
362,400	@@	Stealthgas, Inc.	6,244,152
			10,729,284
		Total Common Stock
		(Cost $ 803,400,231)	969,617,369

SHORT-TERM INVESTMENTS: 2.3%
		Mutual Fund: 2.3%
22,600,000	**	ING Institutional Prime Money Market Fund	$22,600,000

		Total Mutual Fund
		(Cost $ 22,600,000)	22,600,000

Principal Amount			Value
	Repurchase Agreement: 0.0%
$593,000	Morgan Stanley Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $593,242 to be received upon repurchase (Collateralized by $610,000 Federal National Mortgage Association, Discount Note, Market Value $607,865, due 10/26/07)		$593,000

	Total Repurchase Agreement
	(Cost $593,000)		593,000

	Total Short-Term Investments
	(Cost $23,193,000)		23,193,000

	Total Investments in Securities
	(Cost $826,593,231)	100.0%	$992,810,369
	Other Assets and Liabilities — Net	0.0	95,972
	Net Assets	100.0%	$992,906,341

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of September 30, 2007 (Unaudited) (continued)

#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

**	Investment in affiliate

*	Cost for federal income tax purposes is $828,367,328.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$180,948,180
	Gross Unrealized Depreciation	(16,505,139)
	Net Unrealized Appreciation	$164,443,041

PORTFOLIO OF INVESTMENTS
ING Global Technology Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 95.4%
		Aerospace/Defense: 2.6%
28,700		Lockheed Martin Corp.	$3,113,663
			3,113,663
		Computers: 18.5%
27,700	@	Apple, Inc.	4,253,058
39,200	@	Cognizant Technology Solutions Corp.	3,126,984
130,300	@	Dell, Inc.	3,596,280
24,500	L	Factset Research Systems, Inc.	1,679,475
215,510	@@	Foxconn Technology Co., Ltd.	2,486,484
73,900		Hewlett-Packard Co.	3,679,481
136,600	@@, L	Seagate Technology, Inc.	3,494,228
			22,315,990
		Distribution/Wholesale: 2.4%
193,200	@	Brightpoint, Inc.	2,899,932
			2,899,932
		Electronics: 7.6%
107,000		Amphenol Corp.	4,254,320
84,000		AVX Corp.	1,352,400
474,360	@@	HON HAI Precision Industry Co., Ltd.	3,573,064
			9,179,784
		Energy — Alternate Sources: 0.7%
26,400	@, L	Comverge, Inc.	867,504
			867,504
		Healthcare — Products: 0.9%
24,600	@	St. Jude Medical, Inc.	1,084,122
			1,084,122
		Internet: 7.0%
52,100	@, L	Akamai Technologies, Inc.	1,496,833
8,310	@	Google, Inc. - Class A	4,714,014
29,700	@, L	Valueclick, Inc.	667,062
45,300	@, L	VeriSign, Inc.	1,528,422
			8,406,331
		Iron/Steel: 0.9%
9,600		Allegheny Technologies, Inc.	1,055,520
			1,055,520
		Machinery — Diversified: 1.1%
35,700	@, L	Zebra Technologies Corp.	1,302,693
			1,302,693
		Media: 2.1%
474,700	@, L	Sirius Satellite Radio, Inc.	1,656,703
59,700	@, L	XM Satellite Radio Holdings, Inc.	845,949
			2,502,652
		Retail: 1.0%
21,200	@	GameStop Corp.	1,194,620
			1,194,620
		Semiconductors: 20.3%
96,700	L	Altera Corp.	2,328,536
176,500		Intel Corp.	4,564,290
35,100		Linear Technology Corp.	1,228,149
76,000	@, @@	Marvell Technology Group Ltd.	1,244,120
162,100		Maxim Integrated Products	4,757,635
88,200	@@	MediaTek, Inc.	1,585,511
35,900	L	Microchip Technology, Inc.	1,303,888
58,650	@	Nvidia Corp.	2,125,476
2,000	@@	Samsung Electronics Co., Ltd.	1,251,478
400,099	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,049,002
			24,438,085
		Software: 15.2%
100,700	@, L	Activision, Inc.	2,174,113
91,900	@, L	Adobe Systems, Inc.	4,012,354
28,200	@	Electronic Arts, Inc.	1,578,918
40,800	@@	Infosys Technologies Ltd. ADR	1,974,312
141,300		Microsoft Corp.	4,162,698
202,100	@	Oracle Corp.	4,375,465
			18,277,860
		Telecommunications: 13.6%
82,300	@	ADC Telecommunications, Inc.	1,613,903
127,800	@, L	Arris Group, Inc.	1,578,330
25,300	@, L	Ciena Corp.	963,424
110,500	@	Cisco Systems, Inc.	3,658,655
47,600	@, L	CommScope, Inc.	2,391,424
63,800	@, L	Juniper Networks, Inc.	2,335,718
91,680		Qualcomm, Inc.	3,874,397
			16,415,851

PORTFOLIO OF INVESTMENTS
ING Global Technology Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Toys/Games/Hobbies: 1.5%
3,400	@@	Nintendo Co., Ltd.	$1,755,434
			1,755,434
		Total Common Stock
		(Cost $ 104,681,330)	114,810,041

SHORT-TERM INVESTMENTS: 21.6%
		Mutual Fund: 4.5%
5,450,000	**	ING Institutional Prime Money Market Fund	5,450,000

		Total Mutual Fund
		(Cost $ 5,450,000)	5,450,000

Principal Amount			Value
	Repurchase Agreement: 0.1%
$118,000	Goldman Sachs Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $118,048 to be received upon repurchase (Collateralized by $122,000 Federal National Mortgage Association, 5.100%, Market Value plus accrued interest $120,786, due 03/10/15)		$118,000

	Total Repurchase Agreement
	(Cost $ 118,000)		118,000

	Securities Lending Collateralcc: 17.0%
20,378,070	Bank of New York Mellon Corp. Institutional Cash Reserves		20,378,070

	Total Securities Lending Collateral
	(Cost $ 20,378,070)		20,378,070

	Total Short-Term Investments
	(Cost $ 25,946,070)		25,946,070

	Total Investments in Securities
	(Cost $ 130,627,400)	117.0%	$140,756,111
	Other Assets and Liabilities — Net	(17.0)	(20,405,502)
	Net Assets	100.0%	$120,350,609

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
**	Investment in affiliate

*	Cost for federal income tax purposes is $130,628,291.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$12,609,837
	Gross Unrealized Depreciation	(2,482,017)
	Net Unrealized Appreciation	$10,127,820

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 97.8%
		Belgium: 1.7%
34,251		InBev NV	$3,101,585
			3,101,585
		Canada: 3.7%
77,200		Barrick Gold Corp.	3,109,616
115,500	L	GoldCorp, Inc.	3,529,680
			6,639,296
		China: 2.1%
18,548	L	PetroChina Co., Ltd. ADR	3,433,420
196,500	@	Sino-Ocean Land Holdings Ltd.	278,048
			3,711,468
		France: 1.7%
16,555		PPR	3,114,055
			3,114,055
		Germany: 6.8%
13,067		Allianz AG	3,043,712
72,560		Lanxess	3,433,766
32,654		Merck KGaA	3,980,580
20,290		Wincor Nixdorf AG	1,685,055
			12,143,113
		Greece: 2.0%
55,041		National Bank of Greece SA	3,511,164
			3,511,164
		Hong Kong: 6.8%
1,564,000		China Unicom Ltd.	3,235,092
1,170,000		Li & Fung Ltd.	4,946,445
1,396,000		New World Development Ltd.	3,844,420
			12,025,957
		India: 1.8%
55,579		Reliance Industries Ltd.	3,195,401
			3,195,401
		Ireland: 1.7%
74,996		CRH PLC	2,967,548
			2,967,548
		Italy: 4.0%
116,221		Finmeccanica S.p.A.	3,375,896
439,400		UniCredito Italiano S.p.A.	3,761,605
			7,137,501
		Japan: 14.2%
42,700	@, L	Elpida Memory, Inc.	1,558,081
70,000		Itochu Techno-Solutions Corp.	2,460,450
4,929	L	Monex Beans Holdings, Inc.	3,226,079
38,100		Murata Manufacturing Co., Ltd.	2,731,622
48,100		Nidec Corp.	3,353,284
161,000		Nippon Electric Glass Co., Ltd.	2,576,998
64,500		Nitto Denko Corp.	2,987,030
516,000		Sumitomo Metal Industries Ltd.	2,991,322
8,671		Yahoo! Japan Corp.	3,269,917
			25,154,783
		Netherlands: 1.6%
168,700		Royal KPN NV	2,923,501
			2,923,501
		Russia: 2.1%
48,966	L	OAO Gazprom ADR	2,150,097
855,826		TNK-BP Holding	1,536,208
			3,686,305
		South Korea: 5.3%
34,053		Hyundai Development Co.	3,167,199
6,767		Lotte Shopping Co., Ltd.	2,877,461
5,335		Samsung Electronics Co., Ltd.	3,338,317
			9,382,977
		Sweden: 3.3%
88,437		Assa Abloy AB	1,833,372
1,002,000		Telefonaktiebolaget LM Ericsson	3,988,981
			5,822,353
		Switzerland: 5.8%
127,336		ABB Ltd.	3,340,355
60,300		Xstrata PLC	4,004,475
9,600		Zurich Financial Services AG	2,877,837
			10,222,667
		Taiwan: 3.2%
483,840		HON HAI Precision Industry Co., Ltd.	3,644,471
1,087,409		Taiwan Semiconductor Manufacturing Co., Ltd.	2,096,117
			5,740,588

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Turkey: 1.8%
525,200		Turkiye Is Bankasi	$3,159,153
			3,159,153
		United Kingdom: 24.6%
119,449	S	Anglo American PLC	8,001,669
1,110,955		ARM Holdings PLC	3,490,830
193,241		Capita Group PLC	2,857,394
511,908	L	Carphone Warehouse Group	3,649,897
212,200		Diageo PLC	4,652,762
58,336		Imperial Tobacco Group PLC	2,667,255
436,803		Inmarsat PLC	4,047,249
485,988		International Power PLC	4,485,813
82,112		Reckitt Benckiser PLC	4,813,830
120,953		Wolseley PLC	2,042,063
218,666		WPP Group PLC	2,950,384
			43,659,146
		United States: 3.6%
69,500		Alcoa, Inc.	2,718,840
43,700		Monsanto Co.	3,746,838
			6,465,678
		Total Common Stock
		(Cost $ 149,752,860)	173,764,239

EQUITY-LINKED SECURITIES: 1.5%
		India: 1.5%
472,166		Hindustan Lever Ltd.	2,607,626

		Total Equity-Linked Securities
		(Cost $2,661,568)	2,607,626

		Total Long-Term Investments
		(Cost $152,414,428)	176,371,865

SHORT-TERM INVESTMENTS: 9.2%
		Mutual Funds: 0.0%
5,000	**, S	ING Institutional Prime Money Market Fund	5,000

		Total Mutual Funds
		(Cost $5,000)	5,000

Principal Amount				Value
		Securities Lending Collateralcc: 9.2%
$16,336,461		Bank of New York Mellon Corp. Institutional Cash Reserves		$16,336,461

		Total Securities Lending Collateral
		(Cost $16,336,461)		16,336,461

		Total Short-Term Investments
		(Cost $16,341,461)		16,341,461

		Total Investments in Securities
		(Cost $168,755,889)	108.5%	$192,713,326
		Other Assets and Liabilities — Net	(8.5)	(15,147,220)
		Net Assets	100.0%	$177,566,106

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities
		and forward currency exchange contracts.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
	**	Investment in affiliate

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$29,520,897
		Gross Unrealized Depreciation		(5,563,460)
		Net Unrealized Appreciation		$23,957,437

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Portfolio	as of September 30, 2007 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	1.7%
Aerospace/Defense	1.9
Agriculture	1.5
Banks	5.9
Beverages	4.4
Building Materials	1.7
Chemicals	5.7
Commercial Services	1.6
Computers	2.3
Distribution/Wholesale	3.9
Electric	2.5
Electronics	6.9
Engineering & Construction	1.9
Home Builders	1.8
Household Products/Wares	4.2
Insurance	3.3
Internet	3.7
Iron/Steel	1.7
Metal Fabricate/Hardware	1.0
Mining	12.0
Oil & Gas	5.8
Pharmaceuticals	2.3
Real Estate	2.3
Retail	5.4
Semiconductors	5.9
Telecommunications	8.0
Short-Term Investments	9.2
Other Assets and Liabilities - Net	(8.5)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 97.8%
		Auto Manufacturers: 0.7%
259,135	@@	Tata Motors Ltd.	$5,014,526
			5,014,526
		Banks: 5.1%
331,864	@@	ICICI Bank Ltd.	8,789,364
318,125	@@, L	ICICI Bank Ltd. ADR	16,771,550
880,000	@@	Mitsubishi UFJ Financial Group, Inc.	7,684,151
821	@@	Mizuho Financial Group, Inc.	4,637,031
			37,882,096
		Biotechnology: 1.5%
193,505	@	Amgen, Inc.	10,946,578
			10,946,578
		Building Materials: 4.9%
478,879	@, @@	Cemex SA de CV ADR	14,328,060
2,224,170	@@	Gujarat Ambuja Cements Ltd.	8,045,328
316,990		Masco Corp.	7,344,658
196,585	@, L	USG Corp.	7,381,767
			37,099,813
		Computers: 3.8%
826,760	@	Ceridian Corp.	28,721,640
			28,721,640
		Distribution/Wholesale: 1.1%
2,008,775	@@	Li & Fung Ltd.	8,492,564
			8,492,564
		Diversified: 1.6%
112,760		Vornado Realty Trust	12,330,306
			12,330,306
		Diversified Financial Services: 1.6%
139,448	@, L	E*Trade Financial Corp.	1,821,191
94,155	@@	Housing Development Finance Corp.	5,956,959
56,080		Merrill Lynch & Co., Inc.	3,997,382
			11,775,532
		Electric: 7.9%
3,920,452	@@	Datang International Power Generation Co., Ltd.	4,485,589
468,000	@, L	NRG Energy, Inc.	19,791,720
2,603,988	@@	NTPC Ltd.	12,647,284
8,005,110	@@	Tenaga Nasional BHD	22,166,724
			59,091,317
		Engineering & Construction: 1.6%
115,680	@@	Larsen & Toubro Ltd.	8,127,159
1,041,794	@@	Macquarie Airports Management Ltd.	4,009,004
			12,136,163
		Food: 0.8%
497,394	@@	Cadbury Schweppes PLC	5,784,771
			5,784,771
		Forest Products & Paper: 5.1%
1,369,790	@@	Ballarpur Industries Ltd.	4,707,817
400,285	L	Plum Creek Timber Co., Inc.	17,916,757
214,268		Weyerhaeuser Co.	15,491,576
			38,116,150
		Healthcare - Services: 4.4%
505,680	@	Coventry Health Care, Inc.	31,458,353
23,740	L	Manor Care, Inc.	1,528,856
			32,987,209
		Household Products/Wares: 1.2%
153,713	@@	Reckitt Benckiser PLC	9,011,451
			9,011,451
		Insurance: 1.1%
2,026	@	Berkshire Hathaway, Inc. - Class B	8,006,752
			8,006,752
		Internet: 1.1%
424,275	@, L	Liberty Media Corp. - Interactive - Class A	8,150,323
			8,150,323
		Investment Companies: 1.6%
2,414,574	@@	Australian Infrastructure Fund	6,764,392
1,847,105	@@	Macquarie Infrastructure Group	5,097,428
			11,861,820
		Machinery - Diversified: 0.1%
20,960	L	Graco, Inc.	819,746
			819,746
		Media: 13.8%
1,017,745	@@	British Sky Broadcasting PLC	14,476,386
223,560	@	DIRECTV Group, Inc.	5,428,037
933,331	@, L	Liberty Global, Inc.	38,285,238

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Media (continued)
207,301	@, L	Liberty Global, Inc. - Series C	$8,014,257
109,975	@	Liberty Media Corp. - Capital Shares A	13,728,179
664,090		News Corp. - Class A	14,603,339
162,400	@, L	Playboy Enterprises, Inc.	1,744,176
392,366	@@	Publishing & Broadcasting Ltd.	6,845,395
			103,125,007
		Metal Fabricate/Hardware: 0.7%
688,790	@@	Bharat Forge Ltd.	4,927,821
			4,927,821
		Mining: 2.6%
398,180	@@, L	Cia Vale do Rio Doce ADR	13,510,247
439,820	@, @@, L	Ivanhoe Mines Ltd.	5,739,651
			19,249,898
		Oil & Gas: 7.0%
138,910		Chesapeake Energy Corp.	4,897,967
265,665	@, L	Forest Oil Corp.	11,434,222
201,643	@, L	Mariner Energy, Inc.	4,176,027
441,490	@@	Reliance Industries Ltd.	25,382,568
29,727	@, @@	SK Energy Co., Ltd.	5,197,028
16,550	@@	Suncor Energy, Inc.	1,569,106
			52,656,918
		Oil & Gas Services: 1.9%
539,695	L	BJ Services Co.	14,328,902
			14,328,902
		Packaging & Containers: 5.9%
1,060,525	@, L	Owens-Illinois, Inc.	43,958,761
			43,958,761
		Pharmaceuticals: 1.0%
174,855	@@, L	Sanofi-Aventis ADR	7,417,349
			7,417,349
		Pipelines: 2.7%
281,081	@@	Enbridge, Inc.	10,297,684
213,342	@	Kinder Morgan Management, LLC	9,973,739
			20,271,423
		Real Estate: 8.4%
3,384,000	@@	CapitaLand Ltd.	18,532,026
467,520	@@	Mitsubishi Estate Co., Ltd.	13,325,259
3,119,000	@@	New World Development Ltd.	8,589,360
663,885		St. Joe Co.	22,313,175
			62,759,820
		Retail: 4.8%
307,410		JC Penney Co., Inc.	19,480,572
626,300	@@	Pantaloon Retail India Ltd.	8,441,031
83,180	@@	Yamada Denki Co., Ltd.	8,191,879
			36,113,482
		Semiconductors: 0.8%
211,430	@, L	Cypress Semiconductor Corp.	6,175,870
			6,175,870
		Software: 0.3%
97,110	L	CA, Inc.	2,497,669
			2,497,669
		Transportation: 0.4%
224,900	@@, #, L	All America Latina Logistica SA GDR	3,160,812
			3,160,812
		Warehouse/Industrial: 2.3%
262,020	L	Prologis	17,385,027
			17,385,027
		Total Common Stock
		(Cost $668,681,487)	732,257,516

# of Contracts		Value
PURCHASED OPTIONS: 0.0%
57	Call Option - CBOE
	The St. Joe Co.
	Strike @ $60.00-Exp 01/19/08	$570
	Total Purchased Options
	(Cost $18,981)	570

Principal Amount			Value
CORPORATE BONDS/NOTES: 0.0%
Retail: 0.0%
$25,000	±, C, X	Ames Department Stores, Inc., 10.000%, due 04/15/06	$—
Total Corporate Bonds/Notes
		(Cost $11,111)	—

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
	Total Long-Term Investments
	(Cost $668,711,579)		$732,258,086
SHORT-TERM INVESTMENTS: 22.1%
	Commercial Paper: 2.4%
17,900,000	Giro Balanced Funding Corp., 5.900%, due 10/01/07		17,897,066
	Total Commercial Paper
	(Cost $17,897,066)		17,897,066
	Securities Lending Collateralcc: 19.7%
147,439,913	Bank of New York Mellon Corp. Institutional Cash Reserves		147,439,913
	Total Securities Lending Collateral
	(Cost $147,439,913)		147,439,913
	Total Short-Term Investments
	(Cost $165,336,979)		165,336,979
	Total Investments in Securities
	(Cost $834,048,558)	119.9%	$897,595,065
	Other Assets and Liabilities — Net	(19.9)	(148,927,080)
	Net Assets	100.0%	$748,667,985

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $834,580,816.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$100,618,592
	Gross Unrealized Depreciation	(37,604,913)
	Net Unrealized Appreciation	$63,013,679

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of September 30, 2007 (Unaudited) (continued)

At September 30, 2007 the following forward currency contracts were outstanding for the ING Janus Contrarian Portfolio:

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
				USD
British Pound Sterling
GBP	1,800,000	Buy	10/17/07	3,687,660	3,681,424	$(6,236)
Korea (South) Won
KRW	1,500,000,000	Buy	10/17/07	1,604,089	1,640,052	35,963
Singapore Dollars
SGD	2,500,000	Buy	10/18/07	1,640,528	1,685,217	44,689
						$74,416
Australia Dollars
AUD	5,000,000	Sell	10/18/07	4,137,149	4,433,192	$(296,043)
Australia Dollars
AUD	15,500,000	Sell	10/18/07	12,730,770	13,742,895	(1,012,125)
British Pound Sterling
GBP	2,835,000	Sell	10/17/07	5,471,550	5,798,242	(326,692)
British Pound Sterling
GBP	11,000,000	Sell	10/17/07	21,894,235	22,497,589	(603,354)
British Pound Sterling
GBP	1,000,000	Sell	10/17/07	2,007,615	2,045,235	(37,620)
Korea (South) Won
KRW	1,378,400,000	Sell	10/17/07	1,460,556	1,507,098	(46,542)
Korea (South) Won
KRW	3,500,000,000	Sell	10/17/07	3,789,519	3,826,788	(37,269)
Korea (South) Won
KRW	65,000,000	Sell	2/15/08	70,384	71,363	(979)
Singapore Dollars
SGD	8,000,000	Sell	10/18/07	5,348,380	5,392,695	(44,315)
Singapore Dollars
SGD	11,400,000	Sell	10/18/07	7,625,928	7,684,591	(58,663)
						$(2,463,602)

ING Janus Contrarian Portfolio Written Options Open on September 30, 2007:

Description/Name of Issuer	Strike Price ($)	Expiration Date	# of Contracts	Premium Received	Value

Call Option CBOE - The St. Joe Co.	70.000	01/19/08	57	$5,814	$(570)

				$5,814	$(570)

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 93.2%
		Argentina: 0.4%
150,304	L	Banco Macro SA ADR	$4,420,441
			4,420,441
		Austria: 1.1%
93,400		Raiffeisen International Bank Holding AG	13,660,418
			13,660,418
		Brazil: 13.9%
159,650	L	Cia de Bebidas das Americas ADR	11,675,205
2,512,200	L	Cia Vale do Rio Doce ADR	71,472,090
228,235	L	Gol Linhas Aereas Inteligentes SA ADR	5,477,640
348,200		Perdigao SA	7,596,573
1,072,338	L	Petroleo Brasileiro SA ADR	69,380,269
			165,601,777
		Cayman Islands: 0.5%
2,984,000		Agile Property Holdings Ltd.	6,256,145
			6,256,145
		Chile: 0.8%
180,950	L	Banco Santander Chile SA ADR	9,150,642
			9,150,642
		China: 4.5%
2,090,000		Anhui Conch Cement Co., Ltd.	18,024,746
4,190,000		China National Building Material Co., Ltd.	13,728,775
5,384,500		Shimao Property Holdings Ltd.	16,347,335
1,536,000	L	Tsingtao Brewery Co., Ltd.	5,576,592
			53,677,448
		Egypt: 3.2%
188,000		Orascom Construction Industries	15,869,393
1,699,550		Orascom Telecom Holding SAE	22,059,761
			37,929,154
		Hong Kong: 7.0%
3,046,000		China Mobile Ltd.	49,979,909
1,180,700		Esprit Holdings Ltd.	18,708,343
4,793,000	L	GOME Electrical Appliances Holdings Ltd.	9,383,508
1,755,500	L	Yue Yuen Industrial Holdings	5,250,044
			83,321,804
		Hungary: 1.4%
114,665	L	OTP Bank Nyrt GDR	12,403,611
21,624	L	Richter Gedeon Nyrt GDR	4,600,506
			17,004,117
		India: 11.2%
295,000		ACC Ltd. GDR	8,863,364
1,483,884		Ambuja Cements Ltd. GDR	5,312,305
348,620		HDFC Bank Ltd. ADR	37,347,661
464,100	@, #	Indiabulls Real Estate Ltd. GDR	7,981,406
421,780		Infosys Technologies Ltd. ADR	20,409,934
24,579	@, #, L	Reliance Capital Ltd. GDR	976,806
524,798	#, L, X	Reliance Communication Ltd. GDR	7,750,446
12,289	#, L	Reliance Energy Ltd. GDR	1,115,331
369,699	#, L	Reliance Industries - Spons GDR	42,330,536
245,199	@, #, L, X	Reliance Natural Resources Ltd. GDR	1,111,511
1		Tata Motors Ltd. ADR	19
			133,199,319
		Indonesia: 2.0%
10,997,500		Bank Rakyat Indonesia	7,924,779
236,270	L	Telekomunikasi Indonesia Tbk PT ADR	11,534,701
5,993,500		Unilever Indonesia Tbk PT	4,454,655
			23,914,135
		Israel: 1.8%
484,800	L	Teva Pharmaceutical Industries Ltd. ADR	21,559,056
			21,559,056
		Luxembourg: 0.9%
209,075	L	Tenaris SA ADR	11,001,527
			11,001,527
		Malaysia: 0.6%
574,500		British American Tobacco Malaysia Bhd	6,952,520
			6,952,520
		Mexico: 7.4%
763,700	L	America Movil SA de CV ADR	48,876,800
218,700		Fomento Economico Mexicano SA de CV ADR	8,179,380
1		Grupo Aeroportuario del Sureste SA de CV ADR	50
3,684,200		Grupo Financiero Banorte SA de CV	14,585,355
4,474,260		Wal-Mart de Mexico SA de CV	16,404,066
			88,045,651

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Russia: 4.5%
234,067	L	OAO Gazprom ADR	$10,277,881
5,175,000		Sberbank RF	21,563,713
108,000	@	Unified Energy System GDR	13,154,400
332,900		Vimpel-Communications OAO ADR	9,001,616
			53,997,610
		South Africa: 10.7%
2,360,117	L	African Bank Investments Ltd.	10,742,464
2,346,538		FirstRand Ltd.	7,527,621
719,696	L	Impala Platinum Holdings Ltd.	25,083,096
171,832		Imperial Holdings Ltd.	3,218,181
832,884		Massmart Holdings Ltd.	10,078,554
1,654,800		MTN Group Ltd.	25,088,223
4,513,400	@	Network Healthcare Holdings Ltd.	7,809,919
1,204,798		RMB Holdings Ltd.	5,849,420
513,700		Sasol Ltd.	22,056,892
3,825,238	@	Steinhoff International Holdings Ltd.	10,810,797
			128,265,167
		South Korea: 13.4%
112,790		Hyundai Mobis	11,937,900
159,090		Hyundai Motor Co.	12,814,040
272,146		Kookmin Bank	22,446,545
472,249	#, L	KT&G Corp. GDR	18,448,218
47,850		Posco	34,626,231
52,373		Samsung Electronics Co., Ltd.	32,771,824
39,130		Shinsegae Co., Ltd.	27,157,117
			160,201,875
		Taiwan: 4.8%
4,138,077		HON HAI Precision Industry Co., Ltd.	31,169,608
885,000		President Chain Store Corp.	2,489,167
1,385,893		Taiwan Semiconductor Manufacturing Co., Ltd.	2,671,482
2,026,784		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	20,511,054
			56,841,311
		Turkey: 2.3%
702,764		Akbank TAS	5,335,662
982,413		Anadolu Efes Biracilik Ve Malt Sanayii AS	10,260,120
705,753		Migros Turk TAS	12,244,108
			27,839,890
		United Kingdom: 0.8%
137,859		Anglo American PLC	9,234,921
			9,234,921
		Total Common Stock
		(Cost $662,393,659)	1,112,074,928
PREFERRED STOCK: 2.7%
		Brazil: 2.7%
625,150		Banco Itau Holding Financeira SA	31,581,500

		Total Preferred Stock
		(Cost $15,692,771)	31,581,500

RIGHTS: 0.0%
		Austria: 0.0%
93,400	@	Raiffeisen International Bank - Holdings AG - Rights	—

		Total Rights
		(Cost $-)	—

		Total Long-Term Investments
		(Cost $678,086,430)	1,143,656,428

Principal Amount				Value
SHORT-TERM INVESTMENTS: 21.8%
		U.S. Government Agency Obligations: 3.5%
$ 42,282,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07		$ 42,277,537
		Total U.S. Government Agency Obligations
		(Cost $ 42,277,537)		42,277,537
		Securities Lending Collateralcc: 18.3%
217,916,832		Bank of New York Mellon Corp. Institutional Cash Reserves		217,916,832
		Total Securities Lending Collateral
		(Cost $ 217,916,832)		217,916,832
		Total Short-Term Investments
		(Cost $ 260,194,369)		260,194,369

		Total Investments in Securities
		(Cost $ 938,280,799)	117.7%	$1,403,850,797
		Other Assets and Liabilities — Net	(17.7)	(210,831,160)
		Net Assets	100.0%	$1,193,019,637

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of September 30, 2007 (Unaudited) (continued)

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $946,879,239.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$459,244,583
	Gross Unrealized Depreciation	(2,273,025)
	Net Unrealized Appreciation	$456,971,558

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 97.0%
		Advertising: 0.6%
22,500	@	inVentiv Health, Inc.	$985,950
30,600	@	R.H. Donnelley Corp.	1,714,212
			2,700,162
		Aerospace/Defense: 2.9%
26,500	@	Alliant Techsystems, Inc.	2,896,450
7,500		Curtiss-Wright Corp.	356,250
25,500	@	Esterline Technologies Corp.	1,454,775
6,600		Heico Corp.	325,776
13,700		Kaman Corp.	473,472
40,450	@	Moog, Inc.	1,777,373
8,100	@	Orbital Sciences Corp.	180,144
107,400	@	TransDigm Group, Inc.	4,909,250
3,900		Triumph Group, Inc.	318,669
4,900		United Industrial Corp.	368,774
			13,060,933
		Agriculture: 0.4%
203,900	@	Alliance One International, Inc.	1,333,506
7,300		Universal Corp.	357,335
			1,690,841
		Airlines: 0.6%
12,300	@	Allegiant Travel Co.	372,936
44,600	@	ExpressJet Holdings, Inc.	137,814
56,100	@	Republic Airways Holdings, Inc.	1,187,637
37,300		Skywest, Inc.	938,841
			2,637,228
		Apartments: 0.7%
47,100		GMH Communities Trust	365,025
7,600		Home Properties, Inc.	396,568
45,400		Mid-America Apartment Communities, Inc.	2,263,190
8,900		Post Properties, Inc.	344,430
			3,369,213
		Apparel: 2.1%
31,200		Columbia Sportswear Co.	1,725,672
8,300	@	Deckers Outdoor Corp.	911,340
41,100	@	Gymboree Corp.	1,448,364
74,900	@	Iconix Brand Group, Inc.	1,781,871
26,800		Kellwood Co.	456,940
62,100	@	Maidenform Brands, Inc.	986,148
3,100		Oxford Industries, Inc.	111,972
38,000	@	Perry Ellis International, Inc.	1,052,980
22,200	@	Skechers USA, Inc.	490,620
14,900	@	Steven Madden Ltd.	282,355
			9,248,262
		Auto Manufacturers: 0.5%
37,100		Oshkosh Truck Corp.	2,299,087
			2,299,087
		Auto Parts & Equipment: 0.8%
16,300	@	Accuride Corp.	197,393
20,900	@	Aftermarket Technology Corp.	663,366
5,000		American Axle & Manufacturing Holdings, Inc.	126,250
16,000		ArvinMeritor, Inc.	269,120
16,200	@	Lear Corp.	520,020
5,600	@	Miller Industries, Inc.	95,872
30,800		Standard Motor Products, Inc.	289,520
39,100	@	Tenneco, Inc.	1,212,491
			3,374,032
		Banks: 4.8%
3,100		1st Source Corp.	70,990
12,000		Ameris Bancorp.	216,960
1,440		Associated Banc-Corp.	42,667
1,600		Bancfirst Corp.	71,792
12,600	@@	Banco Latinoamericano de Exportaciones SA	229,068
2,960		Capital Corp. of the West	54,523
7,300		Center Financial Corp.	101,543
11,700		Central Pacific Financial Corp.	341,640
4,907		Citizens Banking Corp.	79,052
14,450		City Bank	415,004
13,000		City Holding Co.	473,330
7,700		Columbia Banking System, Inc.	245,014
6,300	@	Community Bancorp.	158,382
18,300		Community Bank System, Inc.	357,216
4,770		Community Trust Bancorp., Inc.	143,291
54,500		Corus Bankshares, Inc.	709,590
47,900	@@	First Bancorp.	455,050

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Banks (Continued)
29,800		First Community Bancorp., Inc.	$1,630,358
6,800		First Community Bancshares, Inc.	246,364
10,900	@	First Regional Bancorp.	267,377
1,600		FNB Corp.	48,144
9,825		Glacier Bancorp., Inc.	221,259
3,800		Great Southern Bancorp., Inc.	94,392
12,800		Greater Bay Bancorp.	353,280
6,000		Greene County Bancshares, Inc.	218,700
49,900		Hancock Holding Co.	1,999,992
53,900		Hanmi Financial Corp.	834,911
4,800		Heritage Commerce Corp.	101,616
3,300		Horizon Financial Corp.	66,924
22,025		IBERIABANK Corp.	1,159,616
4,500		Imperial Capital Bancorp., Inc.	127,125
17,819		Independent Bank Corp.	196,900
13,530		International Bancshares Corp.	293,601
7,200		Lakeland Financial Corp.	166,392
2,800		MainSource Financial Group, Inc.	49,364
46,700		Nara Bancorp., Inc.	729,454
7,200		NBT Bancorp., Inc.	156,528
10,800		Pacific Capital Bancorp.	284,040
7,100		Peoples Bancorp., Inc.	185,878
2,000	@, @@	R&G Financial Corp.	3,100
2,300		Renasant Corp.	49,749
1,257		Republic Bancorp., Inc.	19,911
2,300	@@	Santander Bancorp.	29,532
1,000		Sierra Bancorp.	28,660
3,800		Simmons First National Corp.	100,092
18,100		Southwest Bancorp., Inc.	340,642
55,350		Sterling Bancshares, Inc.	631,544
17,600		Sterling Financial Corp.	473,616
60,235		SY Bancorp., Inc.	1,628,754
7,700		Taylor Capital Group, Inc.	215,061
1,000		TCF Financial Corp.	26,180
3,900		Trico Bancshares	86,853
70,400		United Bankshares, Inc.	2,142,976
85,354	@@	W Holding Co., Inc.	191,193
17,300		West Coast Bancorp.	491,493
18,400		Westamerica Bancorp.	916,504
8,200	@	Western Alliance Bancorp.	193,274
10,500		Wilshire Bancorp., Inc.	115,185
			21,281,646
		Biotechnology: 2.3%
10,900	@	Alexion Pharmaceuticals, Inc.	710,135
5,700	@	AMAG Pharmaceuticals, Inc.	326,040
26,300	@, @@	American Oriental Bioengineering, Inc.	293,245
20,700	@	Arena Pharmaceuticals, Inc.	226,665
9,000	@	Barrier Therapeutics, Inc.	54,360
2,500	@	Bio-Rad Laboratories, Inc.	226,250
14,100	@	Cell Genesys, Inc.	53,862
79,800	@	Exelixis, Inc.	845,082
14,000	@	GTx, Inc.	227,920
17,900	@	Illumina, Inc.	928,652
9,900	@	Integra LifeSciences Holdings Corp.	480,942
12,100	@	InterMune, Inc.	231,473
18,900	@	Keryx Biopharmaceuticals, Inc.	187,866
22,400	@	Lifecell Corp.	841,568
9,900	@	Martek Biosciences Corp.	287,397
18,200	@	Medivation, Inc.	364,910
57,600	@	Myriad Genetics, Inc.	3,003,840
40,400	@	Nektar Therapeutics	356,732
23,300	@	Regeneron Pharmaceuticals, Inc.	414,740
18,500	@	Savient Pharmaceuticals, Inc.	269,175
10,900	@	Telik, Inc.	31,719
			10,362,573
		Building Materials: 1.8%
270,200		Comfort Systems USA, Inc.	3,836,840
41,300	@	Goodman Global, Inc.	986,244
56,300	@	NCI Building Systems, Inc.	2,432,723
16,200		Universal Forest Products, Inc.	484,380
21,700	@	US Concrete, Inc.	143,003
			7,883,190
		Chemicals: 3.7%
60,000		Airgas, Inc.	3,097,800
36,100		Albemarle Corp.	1,595,620
5,700		Balchem Corp.	116,337
53,400		CF Industries Holdings, Inc.	4,053,594
27,900		HB Fuller Co.	828,072
36,800		Hercules, Inc.	773,536
5,400		Kronos Worldwide, Inc.	101,952
20,600		Spartech Corp.	351,436
115,700	@	Terra Industries, Inc.	3,616,782

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Chemicals (Continued)
29,910		UAP Holding Corp.	$937,978
32,400	@	WR Grace & Co.	870,264
			16,343,371
		Commercial Services: 4.3%
21,800		Advance America Cash Advance Centers, Inc.	232,606
152,800	@	AMN Healthcare Services, Inc.	2,861,944
11,700		Chemed Corp.	727,272
19,600	@	Consolidated Graphics, Inc.	1,230,684
79,000		Deluxe Corp.	2,910,360
43,528	@	Dollar Financial Corp.	1,241,854
8,400	@	Emergency Medical Services Corp.	254,100
13,600	@	Gartner, Inc.	332,656
31,100	@	Geo Group, Inc.	920,871
12,300	@	Heidrick & Struggles International, Inc.	448,335
92,200	@	Hudson Highland Group, Inc.	1,173,706
9,500	@	ICF International, Inc.	262,010
77,200		Interactive Data Corp.	2,177,040
3,700	@	Kendle International, Inc.	153,661
52,600	@	Kforce, Inc.	676,436
21,200	@	Korn/Ferry International	350,012
23,200	@	Labor Ready, Inc.	429,432
10,200	@	Morningstar, Inc.	626,280
8,400	@	Navigant Consulting, Inc.	106,344
63,400	@	Rent-A-Center, Inc.	1,149,442
35,000	@	TeleTech Holdings, Inc.	836,850
9,800	@	Valassis Communications, Inc.	87,416
			19,189,311
		Computers: 1.9%
4,900	@	Ansoft Corp.	161,602
39,600	@	CACI International, Inc.	2,023,164
38,600	@	Ciber, Inc.	301,466
10,100	@	COMSYS IT Partners, Inc.	169,781
1,900	@	Echelon Corp.	47,519
3,900	@	Electronics for Imaging	104,754
26,100	@	Gateway, Inc.	49,068
16,400		Imation Corp.	402,292
3,900	@	InterVoice, Inc.	36,621
11,500	@	Magma Design Automation, Inc.	161,805
5,100	@	Manhattan Associates, Inc.	139,791
17,300	@	Mentor Graphics Corp.	261,230
48,500	@	Micros Systems, Inc.	3,155,895
19,000	@	Palm, Inc.	309,130
26,400	@	Perot Systems Corp.	446,424
46,400	@	Quantum Corp.	157,760
4,600	@	Radisys Corp.	57,270
20,400	@	Silicon Storage Technology, Inc.	65,688
7,700	@	Synaptics, Inc.	367,752
			8,419,012
		Cosmetics/Personal Care: 0.1%
12,500	@	Elizabeth Arden, Inc.	337,000
			337,000
		Distribution/Wholesale: 1.2%
20,800		BlueLinx Holdings, Inc.	146,432
23,100	@	MWI Veterinary Supply, Inc.	872,025
52,800		Pool Corp.	1,318,944
34,200	@	Scansource, Inc.	961,362
7,200	@	United Stationers, Inc.	399,744
32,300		Watsco, Inc.	1,499,689
			5,198,196
		Diversified: 1.6%
15,200		Cousins Properties, Inc.	446,272
75,400		Digital Realty Trust, Inc.	2,970,006
90,000		Franklin Street Properties Corp.	1,552,500
97,900		Lexington Corporate Properties Trust	1,958,979
4,700		PS Business Parks, Inc.	267,195
			7,194,952
		Diversified Financial Services: 1.2%
3,000	@	Accredited Home Lenders Holding Co.	35,010
12,850		Advanta Corp.	352,347
6,600		Asta Funding, Inc.	252,912
5,200		Calamos Asset Management, Inc.	146,796
11,800	@	CompuCredit Corp.	256,178
6,900	@	Encore Capital Group, Inc.	81,420
4,500	@	eSpeed, Inc.	38,385
6,100		Federal Agricultural Mortgage Corp.	179,096
15,700	@	KBW, Inc.	451,846
37,300	@	Knight Capital Group, Inc.	446,108
2,300	@	Marlin Business Services Corp.	32,959
1,669		Merrill Lynch & Co., Inc.	118,966
7,400		National Financial Partners Corp.	392,052
11,500		Nelnet, Inc.	209,760
41,600	@	Ocwen Financial Corp.	392,288

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
6,000		OptionsXpress Holdings, Inc.	$156,840
2,800	@	Piper Jaffray Cos.	150,080
34,900		SWS Group, Inc.	617,381
4,000	@	TradeStation Group, Inc.	46,680
1,200		US Global Investors, Inc.	22,824
23,500		Waddell & Reed Financial, Inc.	635,205
17,500	@	World Acceptance, Corp.	578,900
			5,594,033
		Electric: 1.2%
7,800		Black Hills Corp.	319,956
36,200	@	El Paso Electric Co.	837,306
20,600		ITC Holdings Corp.	1,020,730
33,600		PNM Resources, Inc.	782,208
46,900		Portland General Electric Co.	1,303,820
1,933		UIL Holdings Corp.	60,890
46,300		Westar Energy, Inc.	1,137,128
			5,462,038
		Electrical Components & Equipment: 1.1%
21,200	@	Advanced Energy Industries, Inc.	320,120
42,700	@	General Cable Corp.	2,866,024
8,800	@	GrafTech International Ltd.	156,992
36,300	@	Greatbatch, Inc.	965,217
44,000		Insteel Industries, Inc.	675,400
7,700	@	Power-One, Inc.	39,270
			5,023,023
		Electronics: 0.9%
5,700		Bel Fuse, Inc.	197,562
25,550	@	Benchmark Electronics, Inc.	609,879
9,400	@	Checkpoint Systems, Inc.	248,066
18,200		CTS Corp.	234,780
11,400	@	Itron, Inc.	1,060,998
9,700		Methode Electronics, Inc.	145,985
14,500	@	Plexus Corp.	397,300
3,500	@	Rofin-Sinar Technologies, Inc.	245,735
14,500		Technitrol, Inc.	390,775
28,500	@	TTM Technologies, Inc.	329,745
7,200		Watts Water Technologies, Inc.	221,040
			4,081,865
		Energy - Alternate Sources: 0.1%
14,300	@	Evergreen Solar, Inc.	127,699
8,400	@	Headwaters, Inc.	124,992
			252,691
		Engineering & Construction: 0.3%
21,600	@	Perini Corp.	1,208,088
			1,208,088
		Entertainment: 0.6%
118,600	@	Cinemark Holdings, Inc.	2,201,216
5,550		Dover Downs Gaming & Entertainment, Inc.	57,665
4,800	@	Macrovision Corp.	118,224
5,400	@	Steinway Musical Instruments	159,948
			2,537,053
		Environmental Control: 1.2%
21,800		Metal Management, Inc.	1,181,560
133,250	@	Waste Connections, Inc.	4,232,020
			5,413,580
		Food: 1.0%
168,900		B&G Foods, Inc.	2,161,920
27,200		Nash Finch Co.	1,083,376
32,200		Spartan Stores, Inc.	725,466
34,300	@	Winn-Dixie Stores, Inc.	642,096
			4,612,858
		Forest Products & Paper: 0.0%
6,700		Rock-Tenn Co.	193,630
			193,630
		Gas: 1.3%
33,500		Atmos Energy Corp.	948,720
13,100		New Jersey Resources Corp.	649,629
13,500		Nicor, Inc.	579,150
60,800		Northwest Natural Gas Co.	2,778,560
11,200		South Jersey Industries, Inc.	389,760
14,400		WGL Holdings, Inc.	488,016
			5,833,835
		Hand/Machine Tools: 0.3%
30,700		Regal-Beloit Corp.	1,470,223
			1,470,223
		Health Care: 0.4%
60,600		Nationwide Health Properties, Inc.	1,825,878
			1,825,878
		Healthcare — Products: 3.3%
34,200	@	Arthrocare Corp.	1,911,438
29,500	@	Conmed Corp.	825,705
800	@	Haemonetics Corp.	39,536

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare — Products (Continued)
14,000	@	Hologic, Inc.	$854,000
18,600	@	Idexx Laboratories, Inc.	2,038,374
23,550	@	Immucor, Inc.	841,913
4,800	@	Inverness Medical Innovations, Inc.	265,536
6,700	@	Kyphon, Inc.	469,000
7,900		LCA-Vision, Inc.	232,181
10,300	@	Medical Action Industries, Inc.	243,698
6,000		Mentor Corp.	276,300
14,200	@	Neurometrix, Inc.	123,966
4,600	@	Palomar Medical Technologies, Inc.	131,054
9,800		PolyMedica Corp.	514,696
191,600	@	PSS World Medical, Inc.	3,665,308
32,900	@	Quidel Corp.	643,524
36,700		Steris Corp.	1,003,011
4,900	@	SurModics, Inc.	240,149
26,400	@	Thoratec Corp.	546,216
			14,865,605
		Healthcare — Services: 1.7%
35,300	@	Alliance Imaging, Inc.	319,818
2,000	@	American Dental Partners, Inc.	56,020
21,500	@	AMERIGROUP Corp.	741,320
16,400	@	Apria Healthcare Group, Inc.	426,564
4,100	@	athenahealth, Inc.	139,031
23,500	@	Centene Corp.	505,485
34,400	@	Five Star Quality Care, Inc.	282,768
55,400	@	Gentiva Health Services, Inc.	1,064,234
60,500	@	LifePoint Hospitals, Inc.	1,815,605
5,800	@	Magellan Health Services, Inc.	235,364
3,000	@	Molina Healthcare, Inc.	108,810
14,400	@	Psychiatric Solutions, Inc.	565,632
14,100	@	Res-Care, Inc.	322,044
32,700	@	Sunrise Senior Living, Inc.	1,156,599
			7,739,294
		Holding Companies — Diversified: 0.1%
15,800		Walter Industries, Inc.	425,020
			425,020
		Home Builders: 1.1%
31,600	@	Champion Enterprises, Inc.	346,968
136,100	@	Williams Scotsman International, Inc.	3,771,331
34,200		Winnebago Industries	816,696
			4,934,995
		Home Furnishings: 0.5%
61,500		Tempur-Pedic International, Inc.	2,198,625
			2,198,625
		Hotels: 1.1%
25,000		Ashford Hospitality Trust, Inc.	251,250
34,200		Equity Inns, Inc.	772,236
117,600		FelCor Lodging Trust, Inc.	2,343,768
4,800		LaSalle Hotel Properties	201,984
49,400		Sunstone Hotel Investors, Inc.	1,266,616
			4,835,854
		Household Products/Wares: 2.0%
174		CSS Industries, Inc.	6,259
10,700		Ennis, Inc.	235,828
25,900	@, @@	Helen of Troy Ltd.	500,129
102,381	@	Jarden Corp.	3,167,668
50,200		Scotts Miracle-Gro Co.	2,146,050
89,900		Tupperware Corp.	2,830,951
			8,886,885
		Insurance: 4.1%
66,700		American Physicians Capital, Inc.	2,598,632
7,391	@, @@	Argo Group International Holdings Ltd.	321,582
20,300	@@	Aspen Insurance Holdings Ltd.	566,573
15,600		Commerce Group, Inc.	459,732
35,100		Delphi Financial Group	1,418,742
26,615	@	eHealth, Inc.	737,236
9,900		Landamerica Financial Group, Inc.	385,902
13,500	@@	Max Re Capital Ltd.	378,540
33,300	@	Meadowbrook Insurance Group, Inc.	300,033
500	@	Navigators Group, Inc.	27,125
8,500		Odyssey Re Holdings Corp.	315,435
16,200	@@	Platinum Underwriters Holdings Ltd.	582,552
61,500	@	PMA Capital Corp.	584,250
87,000	@	ProAssurance Corp.	4,686,690
42,400		RLI Corp.	2,404,928
19,500		Safety Insurance Group, Inc.	700,830
19,100		Selective Insurance Group	406,448
32,700		Zenith National Insurance Corp.	1,467,903
			18,343,133
		Internet: 3.6%
15,700	@	Ariba, Inc.	169,246
8,900	@	Art Technology Group, Inc.	26,878

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Internet (continued)
12,100	@, @@	AsiaInfo Holdings, Inc.	$109,626
26,300	@	Authorize.Net Holdings, Inc.	463,669
15,000	@	Avocent Corp.	436,800
11,700	@	Chordiant Software, Inc.	162,162
107,100	@	CMGI, Inc.	145,656
51,500	@	CNET Networks, Inc.	383,675
171,800	@	Dice Holdings, Inc.	1,766,104
9,200	@	Digital River, Inc.	411,700
30,000		FTD Group, Inc.	446,400
9,000	@	i2 Technologies, Inc.	137,250
6,200		Imergent, Inc.	139,066
16,900	@	Interwoven, Inc.	240,487
6,100	@	Ipass, Inc.	25,620
17,500	@	j2 Global Communications, Inc.	572,775
3,500	@	Lionbridge Technologies	13,965
157,341	@	Liquidity Services, Inc.	1,729,178
36,300	@	Priceline.com, Inc.	3,221,625
8,100	@	Secure Computing Corp.	78,813
26,500	@	Sourcefire, Inc.	240,620
12,300	@	TIBCO Software, Inc.	90,897
95,948	@	Travelzoo, Inc.	2,202,007
43,700	@	Trizetto Group	765,187
114,300		United Online, Inc.	1,715,643
21,400	@	Valueclick, Inc.	480,644
			16,175,693
		Investment Companies: 0.2%
11,136		Kohlberg Capital Corp.	167,708
12,800		MCG Capital Corp.	184,192
5,500		Patriot Capital Funding, Inc.	73,535
35,900		Technology Investment Capital Corp.	479,983
			905,418
		Iron/Steel: 0.5%
20,500		Olympic Steel, Inc.	556,780
40,700		Ryerson, Inc.	1,373,218
1,400		Schnitzer Steel Industries, Inc.	102,606
			2,032,604
		Lodging: 0.5%
7,400	@	Monarch Casino & Resort, Inc.	210,530
37,700	@@	Orient-Express Hotels Ltd.	1,932,879
			2,143,409
		Machinery - Construction & Mining: 0.2%
15,100	@	Astec Industries, Inc.	867,495
			867,495
		Machinery - Diversified: 1.7%
89,575		Applied Industrial Technologies, Inc.	2,761,597
9,800		Cascade Corp.	638,666
10,100	@	Intevac, Inc.	153,520
27,600		Manitowoc Co., Inc.	1,222,128
5,400	@	Middleby Corp.	348,516
5,300		Nacco Industries, Inc.	548,444
46,200		Wabtec Corp.	1,730,652
			7,403,523
		Media: 1.6%
11,600		Belo Corp.	201,376
99,500	@	Charter Communications, Inc.	256,710
88,400		Entercom Communications Corp.	1,708,772
141,200		Lee Enterprises, Inc.	2,198,484
14,500	@	Lin TV Corp.	188,645
13,800	@	Scholastic Corp.	481,068
188,000		Sinclair Broadcast Group, Inc.	2,263,520
			7,298,575
		Metal Fabricate/Hardware: 2.2%
8,200		CIRCOR International, Inc.	372,362
88,300		Commercial Metals Co.	2,794,695
38,600		Kaydon Corp.	2,006,814
33,450		Quanex Corp.	1,571,481
61,991	@	RBC Bearings, Inc.	2,377,355
8,100		Valmont Industries, Inc.	687,285
			9,809,992
		Mining: 0.8%
8,200	@	Century Aluminum Co.	431,730
81,400		Compass Minerals International, Inc.	2,770,856
18,900	@	USEC, Inc.	193,725
			3,396,311
		Miscellaneous Manufacturing: 3.0%
13,500		Acuity Brands, Inc.	681,480
7,600		AO Smith Corp.	333,488
78,900		Aptargroup, Inc.	2,987,943
36,300		Barnes Group, Inc.	1,158,696
40,100	@	Ceradyne, Inc.	3,037,174
31,700	@	EnPro Industries, Inc.	1,287,020
5,000		Freightcar America, Inc.	191,000

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
42,100		Myers Industries, Inc.	$834,422
93,400		Reddy Ice Holdings, Inc.	2,462,958
16,100	@	Sturm Ruger & Co., Inc.	288,351
			13,262,532
		Mortgage: 0.3%
33,000		Anthracite Capital, Inc.	300,300
14,600		Gramercy Capital Corp.	367,482
28,600		MFA Mortgage Investments, Inc.	230,230
36,500		Northstar Realty Finance Corp.	362,445
9,600		RAIT Investment Trust	79,008
			1,339,465
		Office Furnishings: 0.3%
24,900		Herman Miller, Inc.	675,786
29,800		Knoll, Inc.	528,652
			1,204,438
		Office Property: 0.4%
15,400		Alexandria Real Estate Equities, Inc.	1,482,404
5,600		BioMed Realty Trust, Inc.	134,960
			1,617,364
		Office/Business Equipment: 0.2%
67,100		IKON Office Solutions, Inc.	862,235
			862,235
		Oil & Gas: 1.3%
23,100		Alon USA Energy, Inc.	780,318
3,700	@	ATP Oil & Gas Corp.	174,011
19,400	@	FX Energy, Inc.	144,530
63,300	@	Grey Wolf, Inc.	414,615
10,500	@	Gulfport Energy Corp.	248,430
28,500	@	Mariner Energy, Inc.	590,235
40,100	@	Parker Drilling Co.	325,612
9,300		Penn Virginia Corp.	409,014
16,980	@	PetroHawk Energy Corp.	278,812
23,500	@	Southwestern Energy Co.	983,475
26,000		St. Mary Land & Exploration Co.	927,420
9,900	@	Swift Energy Co.	405,108
29,700	@	Vaalco Energy, Inc.	135,729
			5,817,309
		Oil & Gas Services: 2.4%
27,500	@	Allis-Chalmers Energy, Inc.	520,850
7,500	@	Basic Energy Services, Inc.	157,650
47,615	@	Exterran Holdings, Inc.	3,825,389
47,000	@	FMC Technologies, Inc.	2,710,020
15,800	@	Hercules Offshore, Inc.	412,538
15,600	@	ION Geophysical Corp.	215,748
5,800		Lufkin Industries, Inc.	319,116
6,800	@	Matrix Service Co.	142,460
6,800	@	Newpark Resources	36,448
13,900	@	Oil States International, Inc.	671,370
17,800		RPC, Inc.	252,938
7,400	@	T-3 Energy Services, Inc.	315,536
34,600	@	Trico Marine Services, Inc.	1,031,080
11,800	@	Union Drilling, Inc.	172,044
			10,783,187
		Packaging & Containers: 1.4%
5,600	@	AEP Industries, Inc.	237,104
8,200		Greif, Inc.	497,576
100,000		Silgan Holdings, Inc.	5,375,000
			6,109,680
		Pharmaceuticals: 1.9%
19,200	@	Acadia Pharmaceuticals, Inc.	288,960
14,400	@	Adams Respiratory Therapeutics, Inc.	554,976
19,100	@	Alkermes, Inc.	351,440
10,800		Alpharma, Inc.	230,688
14,700	@	Auxilium Pharmaceuticals, Inc.	309,876
5,700	@	Bentley Pharmaceuticals, Inc.	71,136
29,500	@	BioMarin Pharmaceuticals, Inc.	734,550
18,100	@	Bradley Pharmaceuticals, Inc.	329,420
16,700	@, @@	Cardiome Pharma Corp.	157,648
9,200	@	Combinatorx, Inc.	56,856
38,800	@	Cypress Bioscience, Inc.	531,172
19,600	@	Durect Corp.	107,408
24,700	@	Medarex, Inc.	349,752
14,500	@	Onyx Pharmaceuticals, Inc.	631,040
7,900	@	Par Pharmaceutical Cos., Inc.	146,624
82,100	@	PharMerica Corp.	1,224,932
10,400	@	Progenics Pharmaceuticals, Inc.	229,944
4,200	@	Salix Pharmaceuticals Ltd.	52,164
4,100	@	Sucampo Pharmaceuticals, Inc.	44,075
8,700	@	Theravance, Inc.	226,983
11,800	@	ULURU, Inc.	55,696
13,300	@	United Therapeutics Corp.	884,982
11,000	@	Valeant Pharmaceuticals International	170,280

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
53,700	@	Viropharma, Inc.	$477,930
6,000	@	Xenoport, Inc.	282,300
			8,500,832
		Real Estate: 0.7%
166,800	@	HFF, Inc.	1,979,916
13,100		Jones Lang LaSalle, Inc.	1,346,156
			3,326,072
		Regional Malls: 0.3%
14,400		Glimcher Realty Trust	338,400
29,400		Pennsylvania Real Estate Investment Trust	1,144,836
			1,483,236
		Retail: 4.0%
7,650	@	Aeropostale, Inc.	145,809
46,000		Asbury Automotive Group, Inc.	911,260
7,200		Bob Evans Farms, Inc.	217,296
5,900		Bon-Ton Stores, Inc.	134,048
43,350		Brown Shoe Co., Inc.	840,990
62,900		Cash America International, Inc.	2,365,040
16,200		CBRL Group, Inc.	660,960
22,200	@	Collective Brands, Inc.	489,732
49,600	@	CSK Auto Corp.	528,240
27,500		Domino’s Pizza, Inc.	456,225
20,200	@	Ezcorp, Inc.	271,690
7,400	@	First Cash Financial Services, Inc.	173,308
14,000	@	Insight Enterprises, Inc.	361,340
18,300	@	Jack in the Box, Inc.	1,186,572
22,100	@	JOS A Bank Clothiers, Inc.	738,582
75,400		Men’s Wearhouse, Inc.	3,809,208
13,500		Movado Group, Inc.	430,920
85,600	@	New York & Co., Inc.	522,160
48,200	@	Pantry, Inc.	1,235,366
30,100	@	Papa John’s International, Inc.	735,644
30,300		Ruby Tuesday, Inc.	555,702
54,869	@	Ruth’s Chris Steak House	781,883
10,700		Triarc Cos.	133,857
			17,685,832
		Savings & Loans: 0.5%
12,300		Bankunited Financial Corp.	191,142
6,600		Downey Financial Corp.	381,480
26,437		First Niagara Financial Group, Inc.	374,084
3,900		First Place Financial Corp.	69,030
5,500	@	FirstFed Financial Corp.	272,525
15,100	@	Franklin Bank Corp.	138,920
17,200		United Community Financial Corp.	124,184
9,000		WSFS Financial Corp.	561,600
			2,112,965
		Semiconductors: 3.4%
1,900	@	Actel Corp.	20,387
31,800	@	AMIS Holdings, Inc.	308,778
152,700	@	Amkor Technology, Inc.	1,759,104
33,500	@	Applied Micro Circuits Corp.	105,860
30,800	@	Asyst Technologies, Inc.	162,932
7,900	@	Axcelis Technologies, Inc.	40,369
21,800	@	Brooks Automation, Inc.	310,432
34,200	@	Cirrus Logic, Inc.	218,880
45,800	@	Conexant Systems, Inc.	54,960
17,100	@	Credence Systems Corp.	52,839
17,025	@	Diodes, Inc.	546,503
62,700	@	Emulex Corp.	1,201,959
22,630	@	Entegris, Inc.	196,428
10,200	@	IXYS Corp.	106,386
23,400	@	Kulicke & Soffa Industries, Inc.	198,432
9,700	@	Lattice Semiconductor Corp.	43,553
3,800	@	LTX Corp.	13,566
26,300	@	Mattson Technology, Inc.	227,495
26,200		Micrel, Inc.	282,960
48,050	@	Microsemi Corp.	1,339,634
24,400	@	MIPS Technologies, Inc.	192,760
13,900	@	MKS Instruments, Inc.	264,378
6,200	@	Omnivision Technologies, Inc.	140,926
100,900	@	ON Semiconductor Corp.	1,267,304
4,800	@	Photronics, Inc.	54,768
30,600	@	PMC - Sierra, Inc.	256,734
3,300	@	Semitool, Inc.	32,010
14,300	@	Semtech Corp.	292,864
27,800	@	Silicon Image, Inc.	143,170
38,900	@	Skyworks Solutions, Inc.	351,656
30,200	@	Standard Microsystems Corp.	1,160,284
3,900	@	Supertex, Inc.	155,532
28,600	@	Techwell, Inc.	303,732
40,500	@	Varian Semiconductor Equipment Associates, Inc.	2,167,560
52,600	@	Zoran Corp.	1,062,520
			15,037,655

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Shopping Centers: 0.1%
5,600		Saul Centers, Inc.	$288,400
			288,400
		Software: 3.2%
44,100	@	Actuate Corp.	284,445
13,000	@	Ansys, Inc.	444,210
186,875	@	Aspen Technology, Inc.	2,676,050
42,500	@	Blackboard, Inc.	1,948,200
11,600	@	CSG Systems International	246,500
4,200	@	Digi International, Inc.	59,808
9,900	@	Epicor Software Corp.	136,323
5,600	@	EPIQ Systems, Inc.	105,392
21,300	@	Informatica Corp.	334,410
12,300		infoUSA, Inc.	114,267
6,800	@	JDA Software Group, Inc.	140,488
15,500	@	Mantech International Corp.	557,690
6,300	@	MicroStrategy, Inc.	499,842
119,700	@	Monotype Imaging Holdings, Inc.	1,505,826
20,900	@	Nuance Communications, Inc.	403,579
39,600	@	Omnicell, Inc.	1,130,184
3,600	@	Packeteer, Inc.	27,360
35,360	@	Parametric Technology Corp.	615,971
2,400		Pegasystems, Inc.	28,560
28,800	@	Progress Software Corp.	872,640
14,400	@	Smith Micro Software, Inc.	231,264
60,500	@	Solera Holdings, Inc.	1,088,395
3,400	@	SPSS, Inc.	139,876
32,600	@	Sybase, Inc.	754,038
7,700	@	Wind River Systems, Inc.	90,629
			14,435,947
		Telecommunications: 4.7%
45,900	@	3Com Corp.	226,746
10,600	@	Adaptec, Inc.	40,492
77,600	@	Anixter International, Inc.	6,398,120
69,900	@	Arris Group, Inc.	863,265
9,900		Black Box Corp.	423,324
7,570	@	Cbeyond, Inc.	308,780
9,900	@	C-COR, Inc.	113,751
101,130	@	Centennial Communications Corp.	1,023,436
300,700	@	Cincinnati Bell, Inc.	1,485,458
7,200	@	Ditech Networks, Inc.	37,944
50,700	@	Dobson Communications Corp.	648,453
22,900	@	Extreme Networks	87,936
44,300	@	Finisar Corp.	124,040
20,400	@	Foundry Networks, Inc.	362,508
8,700	@@	Golden Telecom, Inc.	700,263
13,800	@	Harmonic, Inc.	146,418
10,300	@	Hypercom Corp.	46,556
16,000	@	InterDigital, Inc.	332,480
5,700	@	Mastec, Inc.	80,199
25,200	@	MRV Communications, Inc.	62,496
10,900	@	Netgear, Inc.	331,578
35,000	@	Novatel Wireless, Inc.	792,750
67,500		NTELOS Holdings Corp.	1,988,550
25,100		Plantronics, Inc.	716,605
14,400	@	Polycom, Inc.	386,784
11,700	@	Powerwave Technologies, Inc.	72,072
144,800	@	Premier Global Services, Inc.	1,831,720
22,800	@	RF Micro Devices, Inc.	153,444
18,600	@	Rural Cellular Corp.	809,100
9,900	@	Sonus Networks, Inc.	60,390
29,800	@	Symmetricom, Inc.	140,060
7,200	@	Syniverse Holdings, Inc.	114,480
16,000	@	Tekelec	193,600
21,500	@	Utstarcom, Inc.	78,690
			21,182,488
		Textiles: 0.1%
11,400		Unifirst Corp.	427,044
			427,044
		Toys/Games/Hobbies: 0.6%
77,100	@	Jakks Pacific, Inc.	2,059,341
11,600	@	Marvel Entertainment, Inc.	271,904
17,500	@	RC2 Corp.	484,575
			2,815,820
		Transportation: 2.3%
84,300	@	American Commercial Lines, Inc.	2,000,439
1,900		Arkansas Best Corp.	62,054
16,100	@@	Excel Maritime Carriers Ltd.	898,380
15,300		Genco Shipping & Trading Ltd.	1,002,609
34,300	@	Gulfmark Offshore, Inc.	1,669,038
75,800		Horizon Lines, Inc.	2,314,174

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Transportation (continued)
17,700	@	HUB Group, Inc.	$531,531
33,600		Landstar System, Inc.	1,410,192
27,900	@	Saia, Inc.	461,187
			10,349,604
		Warehouse/Industrial: 0.8%
42,900		EastGroup Properties, Inc.	1,941,654
65,800		First Potomac Realty Trust	1,434,440
			3,376,094
		Total Common Stock
		(Cost $385,759,589 )	432,378,434

Principal Amount				Value
U.S. TREASURY OBLIGATIONS: 0.1%
		U.S. Treasury Notes: 0.1%
$ 530,000		4.250%, due 11/30/07		$ 530,373
		Total U.S. Treasury Obligations
		(Cost $ 529,330 )		530,373
		Total Long-Term Investments
		(Cost $ 386,288,919 )		432,908,807
SHORT-TERM INVESTMENTS: 2.7%
		U.S. Government Agency Obligations: 2.7%
8,551,000		Federal Home Loan Bank, Discount Note, due 10/01/07		8,550,097
3,492,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07		3,491,632
		Total Short-Term Investments
		(Cost $ 12,041,729 )		12,041,729
		Total Investments in Securities
		(Cost $ 398,330,648 )	99.8%	$444,950,536
		Other Assets and Liabilities — Net	0.2	911,053
		Net Assets	100.0%	$445,861,589

@	Non-income producing security
@@	Foreign Issuer
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $398,688,941.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$78,118,920
	Gross Unrealized Depreciation	(31,857,325)
	Net Unrealized Appreciation	$46,261,595

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING JPMorgan Small Cap Core Equity Portfolio Open Futures Contracts on September 30, 2007

Contract Description	Number of Contracts	Notional Market Value	Expiration Date	Unrealized Appreciation/ (Depreciation)

Long Contracts
Russell 2000	25	$10,165,000	12/20/07	$393,881
				$393,881

PORTFOLIO OF INVESTMENTS
ING JPMorgan Value Opportunities Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.8%
		Advertising: 0.8%
52,378	@	R.H. Donnelley Corp.	$2,934,216
			2,934,216
		Aerospace/Defense: 0.5%
44,800	@	Spirit Aerosystems Holdings, Inc.	1,744,512
			1,744,512
		Agriculture: 1.2%
63,200		Altria Group, Inc.	4,394,296
			4,394,296
		Auto Parts & Equipment: 0.5%
61,800	@	TRW Automotive Holdings Corp.	1,957,824
			1,957,824
		Banks: 9.1%
277,842		Bank of America Corp.	13,967,117
60,500		BB&T Corp.	2,443,595
44,200		Capital One Financial Corp.	2,936,206
62,400		TCF Financial Corp.	1,633,632
54,990		US Bancorp.	1,788,825
151,400		Wachovia Corp.	7,592,710
87,660		Wells Fargo & Co.	3,122,449
			33,484,534
		Beverages: 0.4%
66,400	@	Constellation Brands, Inc.	1,607,544
			1,607,544
		Chemicals: 1.8%
31,500		Dow Chemical Co.	1,356,390
94,900		Rohm & Haas Co.	5,283,083
			6,639,473
		Coal: 0.6%
68,900		Arch Coal, Inc.	2,324,686
			2,324,686
		Commercial Services: 0.7%
46,600	@	Hertz Global Holdings, Inc.	1,058,752
73,300		Western Union Co.	1,537,101
			2,595,853
		Computers: 1.2%
19,400		International Business Machines Corp.	2,285,320
29,600	@	Lexmark International, Inc.	1,229,288
39,700	@	Network Appliance, Inc.	1,068,327
			4,582,935
		Cosmetics/Personal Care: 3.9%
41,200		Colgate-Palmolive Co.	2,938,384
160,100		Procter & Gamble Co.	11,261,434
			14,199,818
		Diversified Financial Services: 12.6%
25,400		Bear Stearns Cos., Inc.	3,119,374
56,860		CIT Group, Inc.	2,285,772
299,000		Citigroup, Inc.	13,954,330
142,900		Countrywide Financial Corp.	2,716,529
28,800	@	Discover Financial Services	599,040
47,100		Fannie Mae	2,864,151
137,490		Freddie Mac	8,113,285
47,700	@@	Lazard Ltd.	2,022,480
57,500		Morgan Stanley	3,622,500
386,600	@	TD Ameritrade Holding Corp.	7,043,852
			46,341,313
		Electric: 5.8%
57,600		American Electric Power Co., Inc.	2,654,208
174,600		CMS Energy Corp.	2,936,772
46,860		Consolidated Edison, Inc.	2,169,618
90,800		Edison International	5,034,860
41,800		FirstEnergy Corp.	2,647,612
40,930	W	SCANA Corp.	1,585,628
145,900		Sierra Pacific Resources	2,295,007
95,000		Xcel Energy, Inc.	2,046,300
			21,370,005
		Electronics: 1.1%
43,900	@	Arrow Electronics, Inc.	1,866,628
65,200		Tyco Electronics Ltd.	2,310,036
			4,176,664
		Food: 2.7%
30,900		General Mills, Inc.	1,792,509
54,200		Kraft Foods, Inc.	1,870,442
130,900		Safeway, Inc.	4,334,099

PORTFOLIO OF INVESTMENTS
ING JPMorgan Value Opportunities Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Food (Continued)
52,100		Supervalu, Inc.	$2,032,421
			10,029,471
		Forest Products & Paper: 1.0%
442,117	@, @@	Domtar Corp.	3,625,359
			3,625,359
		Hand/Machine Tools: 0.8%
32,700		Kennametal, Inc.	2,746,146
			2,746,146
		Healthcare - Services: 0.9%
44,100	@	WellPoint, Inc.	3,480,372
			3,480,372
		Insurance: 7.1%
39,500		AMBAC Financial Group, Inc.	2,484,945
21,800		American International Group, Inc.	1,474,770
23,910		Assurant, Inc.	1,279,185
216,990		Genworth Financial, Inc.	6,668,103
41,200		Hartford Financial Services Group, Inc.	3,813,060
45,200		MBIA, Inc.	2,759,460
38,000		Metlife, Inc.	2,649,740
74,700		MGIC Investment Corp.	2,413,557
9,700		Prudential Financial, Inc.	946,526
62,700		Radian Group, Inc.	1,459,656
			25,949,002
		Internet: 1.2%
120,500	@	Symantec Corp.	2,335,290
74,500	@	Yahoo!, Inc.	1,999,580
			4,334,870
		Leisure Time: 0.7%
63,600		Royal Caribbean Cruises Ltd.	2,482,308
			2,482,308
		Machinery - Construction & Mining: 1.1%
12,100		Caterpillar, Inc.	949,003
63,700		Joy Global, Inc.	3,239,782
			4,188,785
		Media: 4.0%
53,300	@	Comcast Corp. – Class A	1,288,794
209,500		News Corp. - Class A	4,606,905
106,600	@	Time Warner Cable, Inc.	3,496,480
93,800		Time Warner, Inc.	1,722,168
102,300		Walt Disney Co.	3,518,097
			14,632,444
		Mining: 1.1%
103,000		Alcoa, Inc.	4,029,360
			4,029,360
		Miscellaneous Manufacturing: 5.4%
78,700		Dover Corp.	4,009,765
323,070		General Electric Co.	13,375,098
55,300	@@	Tyco International Ltd.	2,452,002
			19,836,865
		Office Property: 0.5%
41,440		Mack-Cali Realty Corp.	1,703,184
			1,703,184
		Oil & Gas: 12.6%
10,800		Apache Corp.	972,648
80,500		Chevron Corp.	7,533,190
89,650		ConocoPhillips	7,868,581
41,700		EOG Resources, Inc.	3,016,161
206,780		ExxonMobil Corp.	19,139,557
12,800		Marathon Oil Corp.	729,856
76,200		Occidental Petroleum Corp.	4,882,896
32,700		XTO Energy, Inc.	2,022,168
			46,165,057
		Oil & Gas Services: 0.5%
43,033		Halliburton Co.	1,652,467
			1,652,467
		Packaging & Containers: 0.4%
26,000		Ball Corp.	1,397,500
			1,397,500
		Pharmaceuticals: 6.0%
71,000		Abbott Laboratories	3,807,020
115,600		Merck & Co., Inc.	5,975,364
113,070		Pfizer, Inc.	2,762,300
126,700		Schering-Plough Corp.	4,007,521
38,000	@	Sepracor, Inc.	1,045,000
101,670		Wyeth	4,529,399
			22,126,604
		Retail: 1.6%
44,200		Advance Auto Parts, Inc.	1,483,352
36,300	@	Kohl’s Corp.	2,081,079
106,880		Staples, Inc.	2,296,851
			5,861,282

PORTFOLIO OF INVESTMENTS
ING JPMorgan Value Opportunities Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors: 0.7%
104,600		Xilinx, Inc.	$2,734,244
			2,734,244
		Storage: 0.5%
24,100		Public Storage, Inc.	1,895,465
			1,895,465
		Telecommunications: 7.9%
96,281		AT&T, Inc.	4,073,649
161,290		Corning, Inc.	3,975,799
84,856	@	Crown Castle International Corp.	3,447,699
143,500		Motorola, Inc.	2,659,055
335,900		Verizon Communications, Inc.	14,873,651
			29,029,853
		Transportation: 1.9%
26,000		Burlington Northern Santa Fe Corp.	2,110,420
93,200		Norfolk Southern Corp.	4,838,012
			6,948,432
		Total Common Stock
		(Cost $342,516,498)	363,202,743

Principal Amount				Value
SHORT-TERM INVESTMENTS: 0.9%
		U.S. Government Agency Obligations: 0.9%
$ 3,048,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07		$3,047,678
		Total Short-Term Investments
		(Cost $ 3,047,678)		3,047,678
		Total Investments in Securities
		(Cost $345,564,176)	99.7%	$366,250,421
		Other Assets and Liabilities — Net	0.3	1,275,931
		Net Assets	100.0%	$367,526,352

@	Non-income producing security
@@	Foreign Issuer
W	When-issued or delayed delivery security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $346,830,445.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$30,869,408
	Gross Unrealized Depreciation	(11,449,432)
	Net Unrealized Appreciation	$19,419,976

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 88.2%
		Australia: 3.9%
801,284		BHP Billiton Ltd.	$31,288,706
17,187		BHP Billiton Ltd. ADR	1,350,898
277,906		Brambles Ltd.	3,631,643
269,638		John Fairfax Holdings Ltd.	1,126,627
5,559,306		Macquarie Airports Management Ltd.	21,393,173
569,159		Newcrest Mining Ltd.	14,155,113
68,238	L	Publishing & Broadcasting Ltd.	1,190,511
150,588		Rio Tinto Ltd.	14,390,907
			88,527,578
		Austria: 3.5%
146,754		Erste Bank der Oesterreichischen Sparkassen AG	11,185,642
12,376		Flughafen Wien AG	1,275,611
602,943	@	Immoeast Immobilien Anlagen AG	6,577,341
33,501		Oesterreichische Elektrizitaetswirtschafts AG	1,933,130
414,997		OMV AG	27,751,088
94,823		Raiffeisen International Bank Holding AG	13,868,542
249,857		Telekom Austria AG	6,544,368
69,901		Wiener Staedtische Allgemeine Versicherung AG	4,884,600
88,073		Wienerberger AG	5,495,523
			79,515,845
		Belgium: 1.3%
7,860		Fortis	231,745
13,037		Groupe Bruxelles Lambert SA	1,579,981
132,729		Kbc Ancora	14,846,722
101,460		KBC Groep NV	13,940,944
			30,599,392
		Bermuda: 0.2%
54,886	@, L	Central European Media Enterprises Ltd.	5,033,595
			5,033,595
		Brazil: 0.9%
691,495		Cia Vale do Rio Doce	19,748,916
			19,748,916
		Bulgaria: 0.0%
230,636	@	Bulgaria Compensation Notes	84,072
10,684	@	Bulgaria Housing Compensation Notes	3,662
327,324	@	Bulgaria Reg Compensation Vouchers	112,254
			199,988
		Canada: 1.1%
95,516		Cameco Corp.	4,405,845
914,116	@	Ivanhoe Mines Ltd.	11,873,904
71,119		Potash Corp. of Saskatchewan	7,511,236
119,256		Talisman Energy, Inc.	2,341,597
			26,132,582
		Chile: 0.1%
13,872	L	Sociedad Quimica y Minera de Chile SA ADR	2,405,821
			2,405,821
		China: 0.9%
8,633,179		Beijing Capital International Airport Co., Ltd.	17,903,230
445,516		Weiqiao Textile Co.	834,574
964,616	L	Wumart Stores, Inc.	967,861
			19,705,665
		Cyprus: 0.9%
29,260	@, #	AFI Development PLC GDR	293,763
1,127,695		Bank of Cyprus Public Co., Ltd.	19,857,563
			20,151,326
		Czech: 2.3%
224,940		Komercni Banka AS	52,241,309
			52,241,309
		Denmark: 0.7%
9,881		ALK-Abello A/S	2,006,740
8,885		Carlsberg A/S	1,212,837
15,274		Flsmidth & Co. A/S	1,624,122
63,864		Novo-Nordisk A/S	7,723,578
6,499		Rockwool International AS	2,118,077
19,910	@	Vestas Wind Systems A/S	1,573,952
			16,259,306
		Finland: 3.1%
29,482		Elisa OYJ	916,647
338,851		Fortum OYJ	12,431,482
97,934		Kemira OYJ	2,286,089
19,905		Kesko OYJ	1,321,421
16,538		Metso OYJ	1,137,096
570,408		Nokia OYJ	21,643,224

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Finland (continued)
19,192		Nokian Renkaat OYJ	$752,837
58,137		OKO Bank	1,205,731
82,729		Orion OYJ	2,102,634
50,871		Outotec OYJ	3,597,209
318,632		Ramirent Oyj	6,922,102
109,907		Sanoma-WSOY OYJ	3,414,102
38,263	L	Stockmann OYJ Abp	1,850,568
30,904		Uponor OYJ	958,424
322,108		YIT OYJ	9,557,910
			70,097,476
		France: 8.6%
13,042		Accor SA	1,157,083
108,783		ADP	12,536,206
80,067	L	Air Liquide	10,706,653
21,617		Alstom	4,388,637
120,610	L	Bouygues SA	10,407,166
617		Carrefour SA	43,191
53,598		Cie de Saint-Gobain	5,596,621
6,112		EDF Energies Nouvelles S.A.	485,399
136,283	L	Electricite de France	14,395,376
20,911		Eurazeo	3,084,595
341,808		France Telecom SA	11,409,362
10,008		Hermes International	1,121,832
69,372		JC Decaux SA	2,439,170
114,087		Lafarge SA	17,681,528
18,016	L	Lagardere SCA	1,534,540
162,231		LVMH Moet Hennessy Louis Vuitton SA	19,420,197
25,044		Neuf Cegetel	1,096,589
11,468		Nexity	707,638
38,695	L	Pernod-Ricard SA	8,416,948
58,159		PPR	10,939,916
13,465		Remy Cointreau SA	978,733
23,446	L	Renault SA	3,402,049
19,758		Sanofi-Aventis	1,674,446
12,878		Sodexho Alliance SA	890,313
215,152	L	Suez SA	12,643,628
12,967		Technip SA	1,157,515
4,324		Thales SA	253,363
311,874		Total SA	25,272,068
49,269	L	Veolia Environnement	4,236,270
70,802	L	Vinci SA	5,546,490
62,422		Vivendi	2,637,699
5,715		Wendel Investissement	972,960
			197,234,181
		Germany: 8.3%
10,536		Adidas AG	690,734
18,391		BASF AG	2,551,360
42,974		Bayer AG	3,409,590
37,582		Bilfinger Berger AG	2,963,628
412,215		Commerzbank AG	16,705,589
9,986		Continental AG	1,384,638
152,450		DaimlerChrysler AG	15,288,960
36,460		Deutsche Boerse AG	4,946,448
417,221		Deutsche Post AG	12,103,025
79,669		Deutsche Postbank AG	5,841,918
109,073		E.ON AG	20,101,357
294,968		Fraport AG Frankfurt Airport Services Worldwide	20,377,146
132,100		Fresenius AG	10,090,722
195,585		Fresenius Medical Care AG & Co. KGaA	10,390,197
81,465		Henkel KGaA	3,844,527
37,319		Henkel KGaA - Vorzug	1,915,033
81,299		Hypo Real Estate Holding AG	4,632,658
73,517	L	IKB Deutsche Industriebank AG	1,456,235
252,945	L	IVG Immobilien AG	9,456,974
72,241	@, L	KarstadtQuelle AG	2,399,544
18,140		Merck KGaA	2,211,298
392		Metro AG	35,325
15,928		MTU Aero Engines Holding AG	969,618
53,981		Praktiker Bau- und Heimwerkermaerkte AG	2,015,667
881		Puma AG Rudolf Dassler Sport	376,847
20,010		Rheinmetall AG	1,592,847
195,168		Rhoen Klinikum AG	6,242,807
38,230		RWE AG	4,794,613
136,017		Siemens AG	18,622,382
32,370	@	Tognum AG	1,005,317
			188,417,004
		Greece: 0.9%
245,844		Hellenic Telecommunications Organization SA	9,133,492
845,491		Marfin Investment Group SA	8,077,671
1,236,527	@	Veterin SA	3,879,079
			21,090,242

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Guernsey: 0.1%
78,841		KKR Private Equity Investors LP	$1,537,400
			1,537,400
		Hong Kong: 2.4%
2,717,558		China Merchants Holdings International Co., Ltd.	16,822,314
307,685		China Mobile Ltd.	5,048,611
2,637,240	@, L	Galaxy Entertainment Group Ltd.	2,912,950
4,262,236		GOME Electrical Appliances Holdings Ltd.	8,344,403
436,122	@	Hutchison Telecommunications International Ltd.	604,187
2,697,971		Melco International Development	5,031,155
162,828	@, L	Melco PBL Entertainment Macau Ltd. ADR	2,686,662
8,343,759		Shun TAK Holdings Ltd.	13,392,863
496,055		Texwinca Holdings Ltd.	411,678
			55,254,823
		Hungary: 3.8%
2,194,403		Magyar Telekom Telecommunications PLC	12,250,236
9,549		Mol Magyar Olaj- es Gazipari Rt	1,547,344
1,202,167		OTP Bank Nyrt	65,337,368
35,383		Richter Gedeon Nyrt	7,565,965
			86,700,913
		India: 0.5%
690,176	X	Canara Bank	4,829,321
48,925		State Bank of India Ltd. GDR	5,476,109
			10,305,430
		Indonesia: 0.1%
2,242,000		Semen Gresik Persero Tbk PT	1,299,197
			1,299,197
		Italy: 2.8%
826,644		Banca CR Firenze	7,754,192
293,718		Banca Popolare di Milano Scrl	4,341,103
53,052		Banca Popolare di Sondrio SCARL	908,965
101,833		Banche Popolari Unite Scpa	2,737,460
158,328	@	Banco Popolare Scarl	3,546,796
129,024		Bulgari S.p.A.	2,027,491
215,288		Buzzi Unicem S.p.A.	5,587,203
411,258		Capitalia S.p.A.	3,938,950
232,110		Credito Emiliano S.p.A.	3,180,389
127,265		ENI S.p.A.	4,699,592
71,834		Finmeccanica S.p.A.	2,086,577
153,562		Geox S.p.A.	3,300,279
873,807		Intesa Sanpaolo S.p.A.	6,386,797
46,120		Luxottica Group S.p.A.	1,565,213
493,087		Telecom Italia S.p.A.	1,492,597
1,180,845		UniCredito Italiano S.p.A.	10,108,950
			63,662,554
		Japan: 5.3%
19,250	L	Acom Co., Ltd.	428,219
18,375		Aeon Credit Service Co., Ltd.	196,918
21,856	L	Aiful Corp.	341,703
28,816		Aisin Seiki Co., Ltd.	1,145,833
259,000		Bank of Yokohama Ltd.	1,778,610
117,920		Canon, Inc.	6,398,975
15,790		Credit Saison Co., Ltd.	405,594
112,000		Daihatsu Motor Co., Ltd.	1,157,306
52,000		Daikin Industries Ltd.	2,493,693
46,272		Daiwa Securities Group, Inc.	437,852
79,022		Denso Corp.	2,963,921
645		Dentsu, Inc.	1,826,398
341		East Japan Railway Co.	2,688,346
26,200		Eisai Co., Ltd.	1,236,769
23,100		Fanuc Ltd.	2,345,079
288		Fuji Television Network, Inc.	578,055
98,720		Honda Motor Co., Ltd.	3,287,484
69,200		Hoya Corp.	2,351,552
27,600		Ibiden Co., Ltd.	2,311,255
99,000		Itochu Corp.	1,195,166
816		Japan Tobacco, Inc.	4,475,157
16,728		JFE Holdings, Inc.	1,179,758
33,469		JS Group Corp.	581,265
18,136		JSR Corp.	442,839
187		KDDI Corp.	1,385,658
61,920		Koito Manufacturing Co., Ltd.	752,706
59,500		Komatsu Ltd.	1,983,493
49,829		Kubota Corp.	407,013
17,900		Kyocera Corp.	1,669,106
33,161		Makita Corp.	1,444,332
263,324		Matsushita Electric Industrial Co., Ltd.	4,891,752
36,200		Mitsubishi Corp.	1,140,119
66,000		Mitsubishi Electric Corp.	823,370
336,980		Mitsubishi UFJ Financial Group, Inc.	2,942,506
49,000		Mitsui & Co., Ltd.	1,190,180

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Japan (continued)
24,596		Mitsui Fudosan Co., Ltd.	$679,122
305		Mizuho Financial Group, Inc.	1,722,649
27,567		NHK Spring Co., Ltd.	209,394
72,000		Nikon Corp.	2,460,662
7,603		Nintendo Co., Ltd.	3,925,461
118,011		Nippon Electric Glass Co., Ltd.	1,888,908
495		Nippon Telegraph & Telephone Corp.	2,299,916
45,077		Nissan Motor Co., Ltd.	449,743
56,771		Nitto Denko Corp.	2,629,096
39,804		Nomura Holdings, Inc.	662,183
133,000		NSK Ltd.	1,162,350
896		NTT DoCoMo, Inc.	1,273,612
10,232		Olympus Corp.	418,718
20,483		Promise Co., Ltd.	497,722
105,207		Ricoh Co., Ltd.	2,214,185
33,847		Seven & I Holdings Co., Ltd.	867,334
38,000		Sharp Corp.	686,793
73,781		Sony Corp.	3,546,690
99,297		Stanley Electric Co., Ltd.	2,383,399
242,000		Sumitomo Chemical Co., Ltd.	2,066,382
65,783		Sumitomo Corp.	1,263,435
50,100		Sumitomo Electric Industries Ltd.	794,449
136,974		Sumitomo Heavy Industries	1,752,889
274,134		Sumitomo Metal Industries Ltd.	1,589,192
113		Sumitomo Mitsui Financial Group, Inc.	876,677
104,009		Suzuki Motor Corp.	3,064,777
18,500		Takata Corp.	718,939
35,400		Takeda Pharmaceutical Co., Ltd.	2,482,635
20,430	L	Takefuji Corp.	405,523
89,000		Toray Industries, Inc.	703,984
142,405		Toyota Motor Corp.	8,331,027
42,334		Yamada Denki Co., Ltd.	4,169,211
29,502		Yamaha Motor Co., Ltd.	749,286
14,368		Yamato Holdings Co., Ltd.	214,827
53,203		Yokogawa Electric Corp.	644,800
			120,683,952
		Luxembourg: 0.3%
81,435	@, L	Millicom International Cellular SA	6,832,397
10,986	@	TVSL SA	—
			6,832,397
		Mexico: 1.1%
1,381,752		America Movil SA de CV - Series L	4,421,647
23,101		America Movil SA de CV ADR	1,478,464
271,069		Controladora Comercial Mexicana SA de CV	718,975
862,126		Corporacion Moctezuma	2,560,193
15,126	@, L	Desarrollado ADR	839,493
79,270		Fomento Economico Mexicano SA de CV ADR	2,964,698
146,492		Grupo Cementos Chihuahua	896,037
1,395,505		Grupo Financiero Banorte SA de CV	5,524,655
112,992		Grupo Televisa SA ADR	2,731,017
805,459	@	Urbi Desarrollos Urbanos SA de C.V	2,894,156
			25,029,335
		Netherlands: 1.7%
40,691		Heineken NV	2,669,258
133,462	@	Koninklijke Ahold NV	2,014,086
70,771		Koninklijke Philips Electronics NV	3,184,645
25,344		Koninklijke Vopak NV	1,447,423
353,121		Royal KPN NV	6,119,440
260,923		TNT NV	10,930,872
429,991		Unilever NV	13,261,953
			39,627,677
		New Zealand: 0.2%
1,543,155		Auckland International Airport Ltd.	3,652,684
			3,652,684
		Norway: 1.2%
44,208		Aker Kvaerner ASA	1,407,663
61,620		DNB NOR ASA	945,206
1,954,970	@	Marine Harvest	2,488,466
301,224		Norsk Hydro ASA	13,078,846
63,378		Orkla ASA	1,130,372
257,273	@	Telenor ASA	5,136,352
80,194		Yara International ASA	2,535,267
			26,722,172
		Philippines: 0.1%
92,624		Ayala Corp.	1,126,760
2,222,932		Ayala Land, Inc.	797,656
			1,924,416
		Poland: 3.6%
21,108		Bank BPH	7,237,003
247,422		Bank Handlowy w Warszawie	10,622,441
179,202		Bank Pekao SA	16,622,174

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Poland (continued)
118,341		Bank Zachodni WBK SA	$11,283,422
15,416	@	BRE Bank SA	2,976,617
17,740	@	Budimex SA	477,591
2,360,000		Polish Oil & Gas	4,485,012
912,600		Powszechna Kasa Oszczednosci Bank Polski SA	18,980,511
1,274,195		Telekomunikacja Polska SA	10,082,852
			82,767,623
		Portugal: 0.5%
166,369		Energias de Portugal SA	972,900
1,818,583		Jeronimo Martins	11,197,362
			12,170,262
		Romania: 0.4%
753,619		Romanian Bank for Development SA	8,437,222
3,914,328		SNP Petrom SA	832,498
1,544,000	@	Socep Constanta	187,910
			9,457,630
		Russia: 5.7%
112,593	@, L	CTC Media, Inc.	2,472,542
34,405	L	Lukoil-Spon ADR	2,844,383
49,112	L	MMC Norilsk Nickel ADR	12,572,672
601,783	X	Novatek OAO	3,159,361
20,737	#, L	Novatek OAO GDR	1,039,961
763,350	L	OAO Gazprom ADR	33,518,695
1,582,416	@	OAO Rosneft Oil Co. GDR	13,440,244
42	@	OJSC Evrocement Group	777,000
4,141	@	Open Investments	1,222,616
252,459	@, #	Pharmstandard OJSC GDR	4,872,459
15,356		Polyus Gold Co. ZAO	665,363
77,168	L	Polyus Gold Co. ZAO ADR	3,356,808
4,171,958		Sberbank RF	17,384,136
2,947		Silvinit BRD	887,047
143,870	@, #, L	Sistema-Hals GDR	1,395,539
341,503		TNK-BP Holding	700,081
109,104	@	Unified Energy System GDR	13,288,867
193,885		Uralkaliy	668,631
131,226	@	Uralsvyazinform ADR	1,616,704
1,221,344		URSA Bank	2,363,301
55,042	L	Vimpel-Communications OAO ADR	1,488,336
429,676	@, #, L	VTB Bank OJSC GDR	3,845,600
32,963		Wimm-Bill-Dann Foods - Class S	2,653,522
31,670	L	Wimm-Bill-Dann Foods OJSC ADR	3,462,798
45,876	@	X5 Retail Group NV GDR	1,564,029
			131,260,695
		South Africa: 0.0%
33,614		Impala Platinum Holdings Ltd.	1,171,527
			1,171,527
		South Korea: 0.4%
23,757		Hyundai Motor Co.	1,913,528
3,344	@	NHN Corp.	769,998
9,430		Samsung Electronics Co., Ltd.	5,900,718
			8,584,244
		Spain: 0.8%
633,575	L	Corp. Mapfre SA	2,871,476
36,062		Gamesa Corp. Tecnologica SA	1,467,769
73,642		Inditex SA	4,977,784
329,984		Telefonica SA	9,219,130
			18,536,159
		Sweden: 2.4%
84,351		Getinge AB	2,033,516
80,055		Hennes & Mauritz AB	5,068,809
93,486		Modern Times Group AB	6,042,612
689,729		Nordea Bank AB	11,974,236
69,106		OMX AB	2,986,579
240,229		Skandinaviska Enskilda Banken AB	7,803,627
31,867		Svenska Cellulosa AB - B Shares	592,794
424,939		Swedbank AB	14,187,865
574,303		Telefonaktiebolaget LM Ericsson	2,286,311
209,738		TeliaSonera AB	1,889,927
			54,866,276
		Switzerland: 7.4%
130,893		ABB Ltd.	3,433,665
16,252		BKW FMB Energie AG	1,784,959
235,138	L	Compagnie Financiere Richemont AG	15,551,472
28,567		Credit Suisse Group	1,898,676
12,962		Flughafen Zuerich AG	5,003,026
190,151		Holcim Ltd.	20,973,673
139,697		Nestle SA	62,624,849
278,408		Novartis AG	15,316,147
86,433		Roche Holding AG	15,650,604
2,928		SGS SA	3,340,725
45,151		Swatch Group AG - BR	14,788,163

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Switzerland (continued)
9,727		Syngenta AG	$2,104,443
35,751		UBS AG - Reg	1,920,818
71,731		Xstrata PLC	4,763,598
			169,154,818
		Taiwan: 0.0%
63,977		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	647,447
			647,447
		Turkey: 1.0%
2,586,937	@	Dogan Sriketler Grubu Holdings	5,662,370
413,910		Haci Omer Sabanci Holding AS	2,639,498
931,653		Turkiye Garanti Bankasi AS	7,094,654
1,229,517		Turkiye Is Bankasi	7,395,720
			22,792,242
		Ukraine: 0.6%
2,272,562		Raiffeisen Bank Aval	495,314
51,920	@, X	Ukrnafta Oil Co. ADR	3,670,537
233	@, X	Ukrnafta Oil Co. GDR	98,125
42,464,048	@, X	UkrTelecom	8,370,191
71,389	@	UkrTelecom GDR	691,200
			13,325,367
		United Kingdom: 8.7%
85,083		Aegis Group PLC	217,524
194,728		Amec PLC	2,930,224
148,210		Anglo American PLC	9,928,315
12,007		Arriva PLC	189,323
142,469		BAE Systems PLC	1,431,677
487,198		BHP Billiton PLC	17,429,124
176,742		BP PLC	2,044,433
271,442		Burberry Group PLC	3,635,165
1,363,719		Compass Group PLC	8,408,978
1,012,167		Diageo PLC	22,193,085
3,213		Firstgroup PLC	44,977
391,020		GlaxoSmithKline PLC	10,371,041
22,763		Go-Ahead Group PLC	1,109,148
175,994		Intertek Group PLC	3,395,258
103,043		Kingfisher PLC	377,058
71,395	@	Peter Hambro Mining PLC	1,795,922
434,894		QinetiQ PLC	1,555,365
191,287		Reckitt Benckiser PLC	11,214,234
272,084		Rentokil Initial PLC	928,338
156,162	L	Rio Tinto PLC	13,440,343
550,064	@	Rolls-Royce Group PLC	5,872,030
68,500		SABMiller PLC	1,947,465
207,781		Scottish & Newcastle PLC	2,594,022
1,263,205		Smith & Nephew PLC	15,415,384
1,301,679		Tesco PLC	11,667,477
10,818,154		Vodafone Group PLC	38,993,791
297,959		William Hill PLC	3,915,219
338,281		WPP Group PLC	4,564,308
			197,609,228
		United States: 0.4%
440,507	L	News Corp. - Class B	10,303,459
			10,303,459
		Total Common Stock
		(Cost $1,633,946,864)	2,013,240,153
EXCHANGE-TRADED FUNDS: 4.7%
		Hong Kong: 1.9%
1,011,750		Hang Seng Investment Index Funds Series - H-Share Index ETF	22,424,478
338,000	L	Hang Seng Investment Index Funds Series II - Hang Seng Index ETF	11,939,361
2,682,438		Tracker Fund of Hong Kong	9,540,885
			43,904,724
		Ireland: 0.6%
1,002,166		IShares PLC-IFTSE 100 Fund	13,281,632
			13,281,632
		Singapore: 0.4%
1,320,000	@	iShares MSCI India	10,362,000
			10,362,000
		United States: 1.8%
373,375		iShares MSCI Australia Index Fund	11,862,124
77,972		iShares MSCI Brazil Index Fund	5,734,841
690,207		iShares MSCI Canada Index Fund	22,590,475
			40,187,440
		Total Exchange-Traded Funds
		(Cost $102,755,238)	107,735,796
MUTUAL FUNDS: 0.2%
		British Virgin Islands: 0.0%
313,271	@	RenShares Utilities Ltd.	1,065,121
			1,065,121

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Romania: 0.2%
422,000		SIF 1 Banat Crisana Arad	$629,958
458,000		SIF 2 Moldova Bacau	683,699
693,000	@	SIF 3 Transilvania Brasov	670,950
635,000		SIF 4 Muntenia Bucuresti	644,588
403,500		SIF 5 Oltenia Craiova	743,462
			3,372,657
		Total Mutual Funds
		(Cost $1,723,170)	4,437,778

PREFERRED STOCK: 0.1%
		Germany: 0.1%
109,035		ProSieben SAT.1 Media AG	3,428,502
		Total Preferred Stock
		(Cost $3,297,584)	3,428,502

EQUITY-LINKED SECURITIES: 2.3%
		Bermuda: 1.4%
389,789	@, #, X	Bharti Airtel Ltd.	9,221,311
461,100	@, #, X	State Bank of India Ltd.	22,583,223
			31,804,534
		Luxembourg: 0.9%
322,951	@, #	Banking Index Benchmark Exchange Traded Scheme - Bank BeES	6,551,384
289,169	@, #, X	State Bank of India Ltd.	14,162,585
			20,713,969
		Total Equity-Linked Securities
		(Cost $27,528,335)	52,518,503

RIGHTS: 0.0%
		Austria:
94,823	@	Raiffeisen International Bank - Holdings AG - Rights	—
88,073	@	Wienerberger AG	—

		Italy: 0.0%
833,983		Capitalia S.p.A. - Rights	—
			—
		Total Rights
		(Cost $-)	—

WARRANTS: 0.3%
		Bermuda: 0.1%
97,580	@, #	ICICI Bank, Ltd.	2,518,804
			2,518,804
		India: 0.1%
25,804	X	ICICI Bank Ltd.	690,012
			690,012
		Luxembourg: 0.1%
58,423	@, X	ICICI Bank Ltd.	1,562,260
1,417	@, #	State Bank of India Ltd.	69,521
26,577	@, X	Suzlon Energy Ltd.	970,699
			2,602,480
		Total Warrants
		(Cost $5,202,386)	5,811,296

		Total Long-Term Investments
		(Cost $1,774,453,577)	2,187,172,028

Principal Amount				Value
SHORT-TERM INVESTMENTS: 6.9%
		U.S. Government Agency Obligations: 0.7%
$ 14,999,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07		$ 14,997,417
		Total U.S. Government Agency Obligations
		(Cost $14,997,417)		14,997,417
		Securities Lending Collateralcc: 6.2%
142,405,455		Bank of New York Mellon Corp. Institutional Cash Reserves		142,405,455
		Total Securities Lending Collateral
		(Cost $142,405,455)		142,405,455
		Total Short-Term Investments
		(Cost $157,402,872)		157,402,872
		Total Investments in Securities
		(Cost $1,931,856,449)	102.7%	$ 2,344,574,900
		Other Assets and Liabilities — Net	(2.7)	(61,221,853)
		Net Assets	100.0%	$ 2,283,353,047

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2007 (Unaudited) (continued)

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $1,934,726,006.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$436,059,224
	Gross Unrealized Depreciation	(26,210,330)
	Net Unrealized Appreciation	$409,848,894

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2007 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.4%
Aerospace/Defense	0.5
Agriculture	0.2
Apparel	0.4
Auto Manufacturers	1.6
Auto Parts & Equipment	0.3
Banks	20.0
Beverages	1.9
Building Materials	3.0
Chemicals	1.8
Closed-End Funds	0.2
Commercial Services	0.9
Distribution/Wholesale	0.2
Diversified Financial Services	1.6
Electric	3.6
Electrical Components & Equipment	0.4
Electronics	0.6
Energy - Alternate Sources	0.0
Engineering & Construction	5.2
Entertainment	0.2
Exchange Traded Fund	0.3
Food	5.0
Food Service	0.4
Forest Products & Paper	0.0
Hand/Machine Tools	0.1
Healthcare - Products	0.8
Healthcare - Services	1.2
Holding Companies - Diversified	2.3
Home Builders	0.2
Home Furnishings	0.4
Household Products/Wares	0.7
Insurance	0.3
Internet	0.0
Investment Companies	0.6
Iron/Steel	0.1
Leisure Time	0.0
Lodging	0.3
Machinery - Construction & Mining	0.2
Machinery - Diversified	0.4
Media	1.7
Metal Fabricate/Hardware	0.6
Mining	7.1
Miscellaneous Manufacturing	1.0
Office/Business Equipment	0.4
Oil & Gas	5.6
Oil & Gas Services	0.1
Pharmaceuticals	3.4
Real Estate	1.5
Retail	3.3
Semiconductors	0.3
Sovereign	0.0
Telecommunications	8.0
Textiles	0.1
Toys/Games/Hobbies	0.2
Transportation	1.3
Water	0.2
Other Long-Term Investments	4.7
Short-Term Investments	6.9
Other Assets and Liabilities - Net	(2.7)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2007 (Unaudited) (continued)

At September 30, 2007 the following forward currency contracts were outstanding for the ING Julius Baer Foreign Portfolio:

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
				USD
Australia Dollars
AUD	12,179,562	Buy	11/20/07	10,394,099	10,783,921	$389,822
Australia Dollars
AUD	32,541,741	Buy	11/20/07	27,891,429	28,812,825	921,396
Australia Dollars
AUD	32,531,283	Buy	11/20/07	28,148,724	28,803,565	654,841
Canada Dollars
CAD	5,208,061	Buy	11/19/07	4,950,252	5,239,007	288,755
Canada Dollars
CAD	16,356,963	Buy	11/19/07	16,130,173	16,454,153	323,980
Hungary Forint
HUF	3,772,277,030	Buy	11/19/07	21,046,660	21,365,547	318,887
Hungary Forint
HUF	1,625,689,899	Buy	11/23/07	9,112,101	9,205,757	93,656
Hungary Forint
HUF	1,763,782,088	Buy	11/19/07	9,890,119	9,989,767	99,648
Japanese Yen
JPY	1,452,933,385	Buy	10/31/07	12,393,870	12,698,479	304,609
Japanese Yen
JPY	9,362,271,687	Buy	11/8/07	80,293,925	81,904,504	1,610,579
Mexico Pesos
MXN	55,312,329	Buy	11/20/07	5,014,365	5,039,817	25,452
Mexico Pesos
MXN	50,813,839	Buy	11/20/07	4,610,529	4,629,934	19,405
Poland Zlotych
PLN	167,547,744	Buy	11/19/07	62,619,548	63,434,940	815,392
						$5,866,422

Australia Dollars
AUD	10,812,997	Sell	11/20/07	8,464,944	9,573,949	$(1,109,005)
Australia Dollars
AUD	66,439,590	Sell	11/20/07	51,713,720	58,826,362	(7,112,642)
Canada Dollars
CAD	21,565,024	Sell	11/19/07	20,059,554	21,693,158	(1,633,604)
Czech Republic Koruny
CZK	181,446,301	Sell	12/27/07	9,308,280	9,435,832	(127,552)
Hungary Forint
HUF	6,699,668,861	Sell	11/19/07	34,427,579	37,945,805	(3,518,226)
Hungary Forint
HUF	1,843,807,250	Sell	11/19/07	9,563,216	10,443,016	(879,800)
Hungary Forint
HUF	1,625,689,899	Sell	11/23/07	8,423,264	9,205,757	(782,493)
Hungary Forint
HUF	1,490,316,343	Sell	11/19/07	7,650,573	8,440,903	(790,330)
India Rupees
INR	132,383,194	Sell	11/27/07	3,329,557	3,318,249	11,308
India Rupees
INR	314,512,943	Sell	11/27/07	7,892,896	7,883,419	9,477
Mexico Pesos
MXN	227,511,454	Sell	11/20/07	20,059,554	20,729,846	(670,292)
Poland Zlotych
PLN	155,518,185	Sell	11/19/07	54,604,187	58,880,451	(4,276,264)
Poland Zlotych
PLN	35,224,913	Sell	11/19/07	12,410,043	13,336,439	(926,396)
Poland Zlotych
PLN	35,384,382	Sell	11/19/07	12,410,043	13,396,816	(986,773)
Turkey New Lira
TRY	23,223,613	Sell	11/19/07	16,072,372	18,913,311	(2,840,939)
Turkey New Lira
TRY	5,314,914	Sell	12/24/07	4,171,832	4,280,960	(109,128)
						$(25,742,659)

PORTFOLIO OF INVESTMENTS
ING Legg Mason Value Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.4%
		Auto Manufacturers: 0.7%
179,200		General Motors Corp.	$6,576,640
			6,576,640
		Banks: 1.5%
223,600		Capital One Financial Corp.	14,853,748
			14,853,748
		Biotechnology: 0.5%
82,711	@	Amgen, Inc.	4,678,961
			4,678,961
		Computers: 5.5%
431,700		Hewlett-Packard Co.	21,494,343
149,700		International Business Machines Corp.	17,634,660
573,000	@@	Seagate Technology, Inc.	14,657,340
			53,786,343
		Diversified Financial Services: 10.5%
81,926		Bear Stearns Cos., Inc.	10,061,332
526,800		Citigroup, Inc.	24,585,756
1,049,700		Countrywide Financial Corp.	19,954,797
25,200		Goldman Sachs Group, Inc.	5,461,848
913,800		JPMorgan Chase & Co.	41,870,316
25,600		Nyse Euronext	2,026,752
			103,960,801
		Electric: 4.9%
2,415,600	@	AES Corp.	48,408,624
			48,408,624
		Healthcare — Products: 1.6%
369,575	@, @@	Covidien Ltd.	15,337,363
			15,337,363
		Healthcare — Services: 9.9%
756,800		Aetna, Inc.	41,071,536
285,900	@	Health Net, Inc.	15,452,895
842,900		UnitedHealth Group, Inc.	40,821,647
			97,346,078
		Home Builders: 1.9%
105,500		Beazer Homes USA, Inc.	870,375
293,800		Centex Corp.	7,806,266
530,100		Pulte Homes, Inc.	7,214,661
134,300		Ryland Group, Inc.	2,878,049
			18,769,351
		Insurance: 2.4%
355,950		American International Group, Inc.	24,080,018
			24,080,018
		Internet: 25.8%
931,200	@	Amazon.com, Inc.	86,741,279
880,700	@	eBay, Inc.	34,364,914
884,150	@	Expedia, Inc.	28,186,702
85,900	@	Google, Inc. - Class A	48,728,493
792,650	@	IAC/InterActiveCorp.	23,517,926
1,243,300	@	Yahoo!, Inc.	33,370,172
			254,909,486
		Iron/Steel: 0.5%
82,200		Nucor Corp.	4,888,434
			4,888,434
		Media: 4.2%
807,600	@	DIRECTV Group, Inc.	19,608,528
1,204,100		Time Warner, Inc.	22,107,276
			41,715,804
		Miscellaneous Manufacturing: 7.2%
1,073,400		Eastman Kodak Co.	28,724,184
648,900		General Electric Co.	26,864,460
352,138	@@	Tyco International Ltd.	15,613,799
			71,202,443
		Oil & Gas: 0.2%
25,300		ExxonMobil Corp.	2,341,768
			2,341,768

PORTFOLIO OF INVESTMENTS
ING Legg Mason Value Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares				Value
		Pharmaceuticals: 1.4%
566,000		Pfizer, Inc.		13,827,380
				13,827,380
		Retail: 3.2%
246,300	@	Sears Holding Corp.		31,329,360
				31,329,360
		Semiconductors: 1.5%
400,500		Texas Instruments, Inc.		14,654,295
				14,654,295
		Software: 3.2%
523,600		CA, Inc.		13,466,992
326,300	@	Electronic Arts, Inc.		18,269,537
				31,736,529
		Telecommunications: 11.8%
577,500	@	Cisco Systems, Inc.		19,121,025
439,000		Motorola, Inc.		8,134,670
4,574,132	@	Qwest Communications International, Inc.		41,899,049
2,506,100		Sprint Nextel Corp.		47,615,900
				116,770,644
		Total Investments in Securities
		(Cost $ 836,330,747)	98.4%	$971,174,070
		Other Assets and Liabilities — Net	1.6	15,664,701
		Net Assets	100.0%	$986,838,771

	@	Non-income producing security
	@@	Foreign Issuer

	*	Cost for federal income tax purposes is $836,943,221.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$189,001,238
		Gross Unrealized Depreciation		(54,770,389)
		Net Unrealized Appreciation		$134,230,849

PORTFOLIO OF INVESTMENTS
ING Lifestyle Aggressive Growth Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 100.1%

988,601		ING AllianceBernstein Mid Cap Growth Portfolio - Class I	$18,291,434
8,668,764		ING Disciplined International SmallCap Fund - Class I	99,062,958
4,187,577		ING Disciplined Small Cap Value Portfolio - Class I	41,694,532
894,179		ING FMRSM Diversified Mid Cap Portfolio - Class I	14,056,936
1,546,125		ING Global Real Estate Portfolio - Class I	21,288,753
1,121,875		ING JPMorgan Emerging Markets Equity Portfolio - Class I	28,290,008
2,396,005		ING JPMorgan International Portfolio - Class I	42,413,470
3,301,437		ING JPMorgan Value Opportunities Portfolio - Class I	41,857,348
10,892,061		ING Julius Baer Foreign Portfolio - Class I	198,257,931
2,480,031		ING Legg Mason Partners Aggressive Growth Portfolio - Class I	125,425,195
7,211,053		ING Legg Mason Value Portfolio - Class I	83,343,949
2,496,932		ING Neuberger Berman Partners Portfolio - Class I	28,009,375
3,202,099		ING Pioneer Mid Cap Value Portfolio - Class I	41,911,600
886,736		ING T. Rowe Price Growth Equity Portfolio - Class I	55,990,561
6,958,118		ING Van Kampen Comstock Portfolio - Class I	93,162,478
1,470,247		ING Van Kampen Real Estate Portfolio - Class I	49,183,200
5,755,752		ING VP Index Plus International Equity Portfolio - Class I	84,493,172
8,256,322		ING VP Index Plus LargeCap Portfolio - Class I	153,257,968
2,957,337		ING VP Index Plus MidCap Portfolio - Class I	55,990,346
2,536,621		ING VP Index Plus SmallCap Portfolio - Class I	41,628,731
2,723,034		ING VP Small Company Portfolio - Class I	55,669,118
2,380,914		ING Wells Fargo Small Cap Disciplined Portfolio - Class I	27,637,371

		Total Investments in Securities
	(Cost $1,273,406,735)*	100.1%	$1,400,916,434
	Other Assets and Liabilities — Net	(0.1)	(1,371,989)
	Net Assets	100.0%	$1,399,544,445

*		Cost for federal income tax purposes is $1,273,462,066.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$134,038,653
		Gross Unrealized Depreciation	(6,584,285)
		Net Unrealized Appreciation	$127,454,368

PORTFOLIO OF INVESTMENTS
ING Lifestyle Growth Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 100.2%

2,624,884		ING AllianceBernstein Mid Cap Growth Portfolio - Class I	$ 48,534,099
3,717,722		ING Blackrock Inflation Protected Bond Portfolio - Class I	36,916,979
16,440,628		ING Disciplined International SmallCap Fund - Class I	187,751,974
11,118,946		ING Disciplined Small Cap Value Portfolio - Class I	110,633,512
10,878,092		ING Emerging Markets Fixed Income Fund - Class I	110,195,076
2,374,211		ING FMRSM Diversified Mid Cap Portfolio - Class I	37,298,854
2,736,757		ING Global Real Estate Portfolio - Class I	37,657,775
2,978,722		ING JPMorgan Emerging Markets Equity Portfolio - Class I	75,063,798
2,120,605		ING JPMorgan International Portfolio - Class I	37,513,496
5,844,015		ING JPMorgan Value Opportunities Portfolio - Class I	74,043,675
22,722,973		ING Julius Baer Foreign Portfolio - Class I	413,330,885
5,121,696		ING Legg Mason Partners Aggressive Growth Portfolio - Class I	258,850,492
15,955,994		ING Legg Mason Value Portfolio - Class I	184,291,728
10,118,817		ING Limited Maturity Bond Portfolio - Class I	110,396,293
6,629,891		ING Neuberger Berman Partners Portfolio - Class I	74,321,078
23,353,110		ING PIMCO Core Bond Portfolio - Class I	257,818,335
3,518,315		ING Pioneer High Yield Portfolio - Class I	36,801,577
8,502,267		ING Pioneer Mid Cap Value Portfolio - Class I	111,209,656
1,765,857		ING T. Rowe Price Growth Equity Portfolio - Class I	111,425,597
12,960,458		ING Van Kampen Comstock Portfolio - Class I	173,410,926
3,346,090		ING Van Kampen Real Estate Portfolio - Class I	111,859,780
12,735,533		ING VP Index Plus International Equity Portfolio - Class I	186,830,266
17,936,537		ING VP Index Plus LargeCap Portfolio - Class I	332,722,759
7,852,307		ING VP Index Plus MidCap Portfolio - Class I	148,565,652
6,735,325		ING VP Index Plus SmallCap Portfolio - Class I	110,459,328
10,956,395		ING VP Intermediate Bond Portfolio - Class I	147,253,944
5,422,695		ING VP Small Company Portfolio - Class I	110,785,652
6,321,948		ING Wells Fargo Small Cap Disciplined Portfolio - Class I	73,334,602

	Total Investments in Securities	100.2%	$ 3,709,277,788
	(Cost $3,469,924,723)*	(0.2)	(6,384,732)
	Other Assets and Liabilities — Net	100.0%	$ 3,702,893,056
		Net Assets

*		Cost for federal income tax purposes is $3,473,570,272.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$ 257,028,691
		Gross Unrealized Depreciation	(21,321,175)
		Net Unrealized Appreciation	$ 235,707,516

PORTFOLIO OF INVESTMENTS
ING Lifestyle Moderate Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
480,451	ING AllianceBernstein Mid Cap Growth Portfolio - Class I		$ 8,883,538
6,318,330	ING BlackRock Inflation Protected Bond Portfolio - Class I		62,741,015
3,353,130	ING Disciplined International SmallCap Fund - Class I		38,292,743
1,259,836	ING Disciplined Small Cap Value Portfolio - Class I		12,535,373
6,162,424	ING Emerging Markets Fixed Income Fund - Class I		62,425,359
484,223	ING FMRSM Diversified Mid Cap Portfolio - Class I		7,607,145
1,441,667	ING JPMorgan International Portfolio - Class I		25,503,086
1,986,469	ING JPMorgan Value Opportunities Portfolio - Class I		25,168,564
4,915,284	ING Julius Baer Foreign Portfolio - Class I		89,409,017
746,114	ING Legg Mason Partners Aggressive Growth Portfolio - Class I		37,708,603
3,254,133	ING Legg Mason Value Portfolio - Class I		37,585,236
9,171,754	ING Limited Maturity Bond Portfolio - Class I		100,063,835
24,970,144	ING Liquid Assets Portfolio - Class I		24,970,144
2,253,596	ING Neuberger Berman Partners Portfolio - Class I		25,262,811
17,009,585	ING PIMCO Core Bond Portfolio - Class I		187,785,822
1,247,256	ING PIMCO High Yield Portfolio - Class I		12,522,450
2,391,771	ING Pioneer High Yield Portfolio - Class I		25,017,926
963,345	ING Pioneer Mid Cap Value Portfolio - Class I		12,600,557
400,158	ING T. Rowe Price Growth Equity Portfolio - Class I		25,249,993
3,468,057	ING Van Kampen Comstock Portfolio - Class I		46,402,606
758,268	ING Van Kampen Real Estate Portfolio - Class I		25,348,905
2,597,408	ING VP Index Plus International Equity Portfolio - Class I		38,103,979
6,096,844	ING VP Index Plus LargeCap Portfolio - Class I		113,096,455
1,334,572	ING VP Index Plus MidCap Portfolio - Class I		25,250,100
1,526,284	ING VP Index Plus SmallCap Portfolio - Class I		25,031,063
11,172,300	ING VP Intermediate Bond Portfolio - Class I		150,155,711
614,418	ING VP Small Company Portfolio - Class I		12,552,564

	Total Investments in Securities	100.1%	$ 1,257,274,600
	(Cost $1,204,708,269)*	(0.1)	(889,171)
	Other Assets and Liabilities — Net	100.0%	$ 1,256,385,429
	Net Assets

*	Cost for federal income tax purposes is $1,207,637,612.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$53,922,808
	Gross Unrealized Depreciation	(4,285,820)
	Net Unrealized Appreciation	$49,636,988

PORTFOLIO OF INVESTMENTS
ING Lifestyle Moderate Growth Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 100.2%
1,087,088	ING AllianceBernstein Mid Cap Growth Portfolio - Class I		$ 20,100,258
5,718,758	ING BlackRock Inflation Protected Bond Portfolio - Class I		56,787,271
10,115,939	ING Disciplined International SmallCap Fund - Class I		115,524,028
2,850,635	ING Disciplined Small Cap Value Portfolio - Class I		28,363,820
11,155,423	ING Emerging Markets Fixed Income Fund - Class I		113,004,430
1,095,641	ING FMRSM Diversified Mid Cap Portfolio - Class I		17,212,521
2,104,923	ING Global Real Estate Portfolio - Class I		28,963,743
1,145,513	ING JPMorgan Emerging Markets Portfolio - Class I		28,866,920
1,631,009	ING JPMorgan International Portfolio - Class I		28,852,545
4,494,791	ING JPMorgan Value Opportunities Portfolio - Class I		56,949,000
15,888,009	ING Julius Baer Foreign Portfolio - Class I		289,002,892
3,376,485	ING Legg Mason Partners Aggressive Growth Portfolio - Class I		170,647,535
9,817,712	ING Legg Mason Value Portfolio - Class I		113,394,571
10,376,804	ING Limited Maturity Bond Portfolio - Class I		113,210,935
5,099,217	ING Neuberger Berman Partners Portfolio - Class I		57,162,225
35,922,798	ING PIMCO Core Bond Portfolio - Class I		396,587,690
2,822,242	ING PIMCO High Yield Portfolio - Class I		28,335,308
2,706,014	ING Pioneer High Yield Portfolio - Class I		28,304,912
4,359,542	ING Pioneer Mid Cap Value Portfolio - Class I		57,022,810
1,358,164	ING T. Rowe Price Growth Equity Portfolio - Class I		85,700,170
9,968,206	ING Van Kampen Comstock Portfolio - Class I		133,374,603
1,715,713	ING Van Kampen Real Estate Portfolio - Class I		57,356,270
5,877,125	ING VP Index Plus International Equity Portfolio - Class I		86,217,420
13,795,454	ING VP Index Plus LargeCap Portfolio - Class I		255,905,680
3,019,714	ING VP Index Plus MidCap Portfolio - Class I		57,132,991
5,180,328	ING VP Index Plus SmallCap Portfolio - Class I		84,957,375
21,066,999	ING VP Intermediate Bond Portfolio - Class I		283,140,460
1,390,249	ING VP Small Company Portfolio - Class I		28,402,780
2,431,192	ING Wells Fargo Small Cap Disciplined Portfolio - Class I		28,201,827

	Total Investments in Securities	100.2%	$ 2,848,682,990
	(Cost $2,682,001,790)*	(0.2)	(5,484,036)
	Other Assets and Liabilities — Net	100.0%	$ 2,843,198,954
	Net Assets

*	Cost for federal income tax purposes is $2,686,345,526.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$173,032,124
	Gross Unrealized Depreciation	(10,694,660)
	Net Unrealized Appreciation	$162,337,464

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 0.0%
		Electric: 0.0%
140	@	Dynegy, Inc. - Class A	$1,294

		Total Common Stock
		(Cost $ -)	1,294

PREFERRED STOCK: 0.2%

		Diversified Financial Services: 0.2%
56,800	P	Merrill Lynch & Co., Inc.	1,303,560

		Total Preferred Stock
		(Cost $ 1,420,000)	1,303,560

# of Contracts			Value
PURCHASED OPTIONS: 0.1%
		Purchased Options: 0.1%
116		Call Option CME
		90-Day Eurodollar Future 06/08
		Strike @ $95.00-Exp 06/16/08	$205,175
194		Call Option CME
		90-Day Eurodollar Future 03/08
		Strike @ $95.00-Exp 03/17/08	267,963
452		Call Option CME
		90-Day Eurodollar Future 12/07
		Strike @ $95.00-Exp 12/17/07	302,275
452		Call Option CME
		90-Day Eurodollar Future 12/07
		Strike @ $95.50-Exp 12/17/07	76,275

		Total Purchased Options
		(Cost $ 493,998)	851,688

Principal Amount			Value
CORPORATE BONDS/NOTES: 32.9%
		Agriculture: 1.0%
$4,044,000		Altria Group, Inc., 7.650%, due 07/01/08	$4,129,207
2,558,000	C	Bunge Ltd. Finance Corp., 4.375%, due 12/15/08	2,531,118
			6,660,325
		Auto Manufacturers: 0.6%
3,839,000		DaimlerChrysler NA Holding Corp., 4.750%, due 01/15/08	3,828,569
			3,828,569
		Banks: 2.9%
320,000	@@, C	Australia & New Zealand Banking Group Ltd., 5.494%, due 12/31/49	275,521
640,000	@@, C	Bank of Ireland, 5.500%, due 12/29/49	555,870
750,000	@@, C	Barclays Bank PLC, 5.563%, due 12/31/49	653,444
240,000	@@, C	Barclays O/S Inv, 5.615%, due 11/19/07	205,096
—	@@, C	Den Norske Bank ASA, 5.563%, due 08/29/49	—
870,000	@@, C	Den Norske Bank ASA, 5.813%, due 11/29/49	700,378
2,320,000	@@, C	Hongkong & Shanghai Banking Corp., Ltd., 5.500%, due 07/29/49	1,821,200
1,320,000	@@, C	HSBC Bank PLC, 5.538%, due 06/29/49	1,051,600
1,630,000	@@, C	Lloyds TSB Bank PLC, 5.523%, due 08/29/49	1,295,850
1,170,000	@@, C	Lloyds TSB Bank PLC, 5.688%, due 12/31/49	988,818
660,000	@@, C	Lloyds TSB Bank PLC, 5.750%, due 11/29/49	573,219
1,840,000	@@, C	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	1,917,070
100,000	@@, C	National Westminster Bank PLC, 5.688%, due 11/29/49	79,750
804,000		PNC Funding Corp., 4.500%, due 03/10/10	795,429
1,961,000		Popular North America, Inc., 4.250%, due 04/01/08	1,948,297
1,600,000	@@, C	Royal Bank of Scotland Group PLC, 5.563%, due 12/29/49	1,366,285
440,000	@@, C	Societe Generale, 5.469%, due 11/29/49	367,569
160,000	@@, C	Standard Chartered PLC, 5.588%, due 01/29/49	122,400
1,390,000	@@, C	Standard Chartered PLC, 5.588%, due 12/29/49	1,040,763
2,190,000	@@, C	Standard Chartered PLC, 5.625%, due 11/29/49	1,675,350
2,248,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	2,234,640
400,000	@@, C	Westpac Banking Corp., 5.306%, due 09/30/49	340,428
			20,008,977
		Beverages: 0.2%
1,307,000	#, C	Miller Brewing Co., 4.250%, due 08/15/08	1,294,347
			1,294,347
		Diversified Financial Services: 11.0%
2,031,000	@@, #, C	Aiful Corp., 4.450%, due 02/16/10	1,950,938
5,627,000		Bear Stearns Cos., Inc., 5.546%, due 02/01/12	5,408,971
962,000		Bear Stearns Cos., Inc., 5.588%, due 01/31/11	935,027
2,249,000		Caterpillar Financial Services Corp., 3.800%, due 02/08/08	2,237,002
3,000,000		Citigroup Global Markets Holdings, Inc., 6.500%, due 02/15/08	3,012,858

		PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio		as of September 30, 2007 (Unaudited) (continued)
Principal Amount			Value
		Diversified Financial Services (continued)
$16,999,000	+	Core Investment Grade Bond Trust I, 4.642%, due 11/30/07	$16,965,002
2,753,000		Countrywide Home Loans, Inc., 6.250%, due 04/15/09	2,617,145
440,000	@@, C	Financiere CSFB NV, 5.375%, due 03/29/49	376,530
2,995,000		General Electric Capital Corp., 4.125%, due 09/01/09	2,954,301
2,817,000	C	Goldman Sachs Capital III, 6.350%, due 12/31/49	2,561,723
2,257,000		Goldman Sachs Group, Inc., 4.125%, due 01/15/08	2,247,859
5,000,000		HSBC Finance Corp., 4.750%, due 05/15/09	4,970,155
2,500,000		International Lease Finance Corp., 4.875%, due 09/01/10	2,484,613
2,934,000		International Lease Finance Corp., 5.719%, due 05/24/10	2,909,557
3,500,000		John Deere Capital Corp., 4.400%, due 07/15/09	3,467,286
1,771,000		John Deere Capital Corp., 4.875%, due 03/16/09	1,768,639
1,992,000		Lehman Brothers Holdings, Inc., 3.950%, due 11/10/09	1,946,333
2,500,000		Lehman Brothers Holdings, Inc., 5.000%, due 01/14/11	2,457,420
3,840,000		Lehman Brothers Holdings, Inc., 5.320%, due 04/03/09	3,780,772
1,704,000	@@, #	Mantis Reef Ltd., 4.799%, due 11/03/09	1,700,129
5,618,000		Merrill Lynch & Co., Inc., 5.701%, due 12/04/09	5,577,376
450,389	@@, #, C	Petroleum Export Ltd., 4.623%, due 06/15/10	444,483
419,010	@@, #, C	Petroleum Export Ltd., 5.265%, due 06/15/11	416,829
279,483	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	288,065
1,744,000	#	Premium Asset Trust/XL Life, 5.493%, due 10/08/09	1,751,409
1,200,000	#, C	Twin Reefs Pass-Through Trust, 6.122%, due 12/10/49	952,488
1,000,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	1,034,139
			77,217,049
		Electric: 3.6%
2,000,000	C	American Electric Power Co., Inc., 5.375%, due 03/15/10	2,009,580
2,155,000	C	Appalachian Power Co., 3.600%, due 05/15/08	2,128,685
1,350,000	C	Carolina Power & Light Co., 6.650%, due 04/01/08	1,357,557
1,123,000	C	Consumers Energy Co., 4.250%, due 04/15/08	1,115,208
2,084,000	C	Dominion Resources, Inc., 5.125%, due 12/15/09	2,079,128
901,000	C	Dominion Resources, Inc., 5.755%, due 11/14/08	901,550
1,004,000	C	DTE Energy Co., 6.650%, due 04/15/09	1,028,211
739,000	C	Duke Energy Corp., 7.375%, due 03/01/10	773,862
1,162,000	C	Entergy Gulf States, Inc., 3.600%, due 06/01/08	1,144,070
1,935,000		Midamerican Energy Holdings Co., 7.630%, due 10/15/07	1,936,455
1,876,000	C	Ohio Edison Co., 4.000%, due 05/01/08	1,860,823
2,041,000	C	PG&E Corp., 3.600%, due 03/01/09	1,997,453
3,358,000	C	Southern Cal Edison, 7.625%, due 01/15/10	3,530,584
1,153,000		Southern California Edison Co., 5.459%, due 02/02/09	1,150,780
2,500,000	C	Virginia Electric and Power Co., 4.100%, due 12/15/08	2,479,830
			25,493,776
		Environmental Control: 0.3%
2,236,000	#	Oakmont Asset Trust, 4.514%, due 12/22/08	2,221,884
			2,221,884
		Food: 1.2%
2,048,000	C	Fred Meyer, Inc., 7.450%, due 03/01/08	2,064,564
2,266,000		General Mills, Inc., 5.490%, due 01/22/10	2,260,115
850,000	C	Kellogg Co., 2.875%, due 06/01/08	835,990
2,988,000		Kraft Foods, Inc., 5.625%, due 08/11/10	3,037,879
			8,198,548
		Gas: 0.3%
1,725,000		Southern Union Co., 6.150%, due 08/16/08	1,731,569
			1,731,569
		Healthcare — Services: 1.0%
3,931,000		UnitedHealth Group, Inc., 5.660%, due 03/02/09	3,932,321
3,441,000	C	WellPoint, Inc., 4.250%, due 12/15/09	3,391,305
			7,323,626
		Home Builders: 0.1%
920,000	C	Centex Corp., 4.750%, due 01/15/08	912,206
			912,206
		Insurance: 0.7%
1,225,000	@@, C	Aegon NV, 5.862%, due 12/31/49	970,813
1,748,000		Genworth Financial, Inc., 5.231%, due 05/16/09	1,748,080
986,000		Marsh & McLennan Cos., Inc., 3.625%, due 02/15/08	978,353
1,166,000	@@, #	Nippon Life Insurance, 4.875%, due 08/09/10	1,156,248
			4,853,494
		Media: 1.6%
5,484,000	C	Comcast Cable Communications, Inc., 6.875%, due 06/15/09	5,636,888
3,492,000	C	COX Communications, Inc., 4.625%, due 01/15/10	3,452,505
1,916,000	#, C	COX Enterprises, Inc., 4.375%, due 05/01/08	1,904,343
			10,993,736
		Oil & Gas: 1.1%
1,833,000		Anadarko Petroleum Corp., 3.250%, due 05/01/08	1,809,380
1,191,000	C	Enterprise Products Operating LP, 4.000%, due 10/15/07	1,190,159
1,998,000	#	Pemex Project Funding Master Trust, 6.994%, due 06/15/10	2,037,960
2,762,000	@@, C	Transocean, Inc., 5.869%, due 09/05/08	2,757,600
			7,795,099
		Packaging & Containers: 0.1%
1,000,000	#, C	Sealed Air Corp., 5.375%, due 04/15/08	997,196
			997,196
		Real Estate: 0.3%
1,775,000	C	Duke Realty LP, 5.625%, due 08/15/11	1,771,462
			1,771,462

		PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio		as of September 30, 2007 (Unaudited) (continued)
Principal Amount			Value
		Regional Malls: 0.1%
$853,000	C	Simon Property Group LP, 7.000%, due 07/15/09	$877,433
			877,433
		Retail: 0.6%
4,175,000	C	Home Depot, Inc., 4.625%, due 08/15/10	4,072,930
			4,072,930
		Savings & Loans: 0.7%
2,989,000		Washington Mutual, Inc., 4.000%, due 01/15/09	2,936,642
2,250,000		Washington Mutual, Inc., 4.200%, due 01/15/10	2,189,610
			5,126,252
		Telecommunications: 4.0%
1,595,000		Ameritech Capital Funding Corp., 6.150%, due 01/15/08	1,598,436
2,800,000	C	AT&T, Inc., 5.300%, due 11/15/10	2,826,776
2,010,000		Bellsouth Telecommunications, 6.125%, due 09/23/08	2,028,257
2,627,000	C	Sprint Capital Corp., 6.125%, due 11/15/08	2,647,039
2,500,000	C	Sprint Capital Corp., 6.375%, due 05/01/09	2,539,845
895,000		Sprint Nextel Corp., 5.598%, due 06/28/10	895,224
5,760,000	@@, C	Telecom Italia Capital SA, 4.000%, due 01/15/10	5,611,046
6,221,000	@@, C	Telefonica Europe BV, 7.750%, due 09/15/10	6,647,157
3,250,000	C	Verizon Global Funding Corp., 7.250%, due 12/01/10	3,454,919
			28,248,699
		Transportation: 1.5%
5,000,000		BURLINGTON/SANTA, 5.431%, due 03/26/10	5,000,000
4,000,000		Union Pacific Corp., 6.790%, due 11/09/07	4,002,466
1,687,000	C	Union Pacific Corp., 7.375%, due 09/15/09	1,762,856
			10,765,322
		Total Corporate Bonds/Notes
		(Cost $ 231,610,016)	230,392,499
U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.2%
		Federal Home Loan Bank: 3.4%
10,735,000	S	5.125%, due 06/18/08	10,763,534
13,185,000	C, S	5.250%, due 05/07/10	13,236,369
			23,999,903
		Federal Home Loan Mortgage Corporation: 7.3%
1,502,895	C, S	4.500%, due 12/15/16	1,485,450
25,645,000	S	5.250%, due 05/21/09	25,981,539
9,659,203	C, S	5.500%, due 06/15/35	9,643,488
24,656	S	6.000%, due 06/01/11	24,846
53,037	S	6.000%, due 04/01/13	53,804
731		6.750%, due 01/01/17	746
13,385,000	S	7.000%, due 03/15/10	14,188,622
			51,378,495
		Federal National Mortgage Corporation: 4.1%
18,923,077		5.500%, due 01/25/36	18,779,880
7,250,000	C	5.550%, due 03/29/10	7,268,756
36,139	S	6.000%, due 02/01/13	36,801
51,451	S	6.000%, due 04/01/13	52,225
118,123	S	6.000%, due 07/01/16	119,982
159,691	S	6.000%, due 03/01/17	162,187
78,931	S	6.000%, due 05/01/17	80,164
71,826	S	6.000%, due 09/01/17	72,949
862,000	S	6.500%, due 10/01/22	885,305
466,495	S	6.500%, due 02/01/29	478,841
189,806	S	6.500%, due 10/01/32	194,422
13,262	S	6.779%, due 07/01/24	13,589
76,347	S	7.000%, due 10/01/32	79,462
19,664	S	7.086%, due 12/01/17	19,804
64,245	S	7.500%, due 08/01/27	67,441
			28,311,808
		Government National Mortgage Association: 0.0%
3,925	S	6.000%, due 12/15/08	3,944
3,914	S	6.000%, due 01/15/09	3,953
68,565	S	6.000%, due 04/15/13	69,777
25,250	S	7.500%, due 01/15/24	26,523
12,853	S	7.500%, due 07/15/27	13,506
9,960	S	9.000%, due 12/15/26	10,814
2,130	S	9.500%, due 03/15/20	2,335
7,343	S	9.500%, due 07/15/21	8,060
			138,912
		Other U.S. Agency Obligations: 0.4%
2,642,000		Federal Farm Credit Bank, 4.750%, due 05/07/10	2,663,778
			2,663,778
		Total U.S. Government Agency Obligations
		(Cost $ 105,991,246)	106,492,896
U.S. TREASURY OBLIGATIONS: 39.6%
		U.S. Treasury Notes: 38.8%
260,546,000	L	4.000%, due 08/31/09	260,810,718

		PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio		as of September 30, 2007 (Unaudited) (continued)
Principal Amount			Value
		U.S. Treasury Notes (continued)
$11,046,000	L	4.500%, due 05/15/10	$11,188,394
			271,999,112
		Treasury Inflation Indexed Protected Securities: 0.8%
4,566,000	S	3.875%, due 01/15/09	5,919,890
			5,919,890
		Total U.S. Treasury Obligations
		(Cost $ 276,705,884)	277,919,002
ASSET-BACKED SECURITIES: 1.3%
		Other Asset — Backed Securities: 1.3%
2,500,000	@@, #, C, S	Franklin CLO Ltd., 6.560%, due 05/09/12	2,500,000
2,250,000	@@, #, C, S	Harbourview CLO IV Ltd, 6.860%, due 10/25/13	2,216,250
1,129,118	C, S	Popular Mortgage Pass-Through Trust, 4.332%, due 07/25/35	1,124,149
3,500,000	@@, #, C, S	TCW Select Loan Fund Ltd., Inc., 6.060%, due 10/10/13	3,447,500
		Total Asset-Backed Securities
		(Cost $ 9,390,577)	9,287,899
COLLATERALIZED MORTGAGE OBLIGATIONS: 8.6%
150,000	C, S	Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	146,335
1,719,533	C, S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	1,713,509
390,000	C, S	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	405,306
3,664,000	C, S	Banc of America Funding Corp., 5.750%, due 03/25/37	3,674,121
40,000	C, S	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	39,343
841,339	C, S	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	831,934
287,711	C, S	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	289,514
9,862,583	C, S	Citicorp Mortgage Securities, Inc., 6.000%, due 05/25/37	9,928,850
718,104	C, S	Citigroup Mortgage Loan Trust, Inc., 5.616%, due 04/25/37	706,772
1,172,566	C, S	Countrywide Alternative Loan Trust, 6.000%, due 05/25/36	1,188,823
9,685,725	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	9,485,191
8,206	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	7,950
2,411,252	C, S	GMAC Commercial Mortgage Securities, Inc., 4.576%, due 05/10/40	2,394,143
490,000	C, S	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	491,207
913,054	S	JPMorgan Alternative Loan Trust, 5.509%, due 01/25/36	913,187
2,589,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.052%, due 04/15/45	2,654,658
103,000	C, S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	101,479
70,000	C, S	LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	68,433
90,000	C, S	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	89,463
2,779,271	C, S	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	2,769,629
352,000	C, S	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	329,002
800,000	C, S	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	798,149
388,000	C, S	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	388,974
3,418,000	C, S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	3,570,551
34,677	C, S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	33,693
1,282,579	C, S	Residential Accredit Loans, Inc., 5.500%, due 08/25/35	1,285,043
4,222,000		Residential Capital Corp., 6.224%, due 06/09/08	3,889,518
110,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.285%, due 07/15/42	110,504
768,000	C, S	Washington Mutual Mortgage Pass-Through Certificates, 3.798%, due 06/25/34	751,877
2,753,610	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.693%, due 06/25/37	2,744,399
5,000,000	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.824%, due 10/25/36	4,998,090
3,702,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.500%, due 06/25/35	3,654,434
		Total Collateralized Mortgage Obligations
		(Cost $ 60,491,841)	60,454,081
		Total Long-Term Investments
		(Cost $ 686,103,562)	686,702,919

Shares			Value
SHORT-TERM INVESTMENTS: 28.7%
		Mutual Fund: 1.5%
10,500,000	**, S	ING Institutional Prime Money Market Fund	$10,500,000
		Total Mutual Fund
		(Cost $ 10,500,000)	10,500,000

Principal Amount		Value
	Repurchase Agreement: 0.1%
$1,157,000	Morgan Stanley Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $1,157,472 to be received upon repurchase (Collateralized by $1,185,000 Federal National Mortgage Association, Discount Note, Market Value $1,184,289, due 10/03/07)	$1,157,000
	Total Repurchase Agreement
	(Cost $ 1,157,000)	1,157,000

		PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio		as of September 30, 2007 (Unaudited) (continued)
Principal Amount				Value
			Securities Lending Collateralcc: 27.1%
$189,909,612			Bank of New York Mellon Corp. Institutional Cash Reserves	$189,909,612
			Total Securities Lending Collateral
			(Cost $ 189,909,612)	189,909,612
			Total Short-Term Investments
			(Cost $ 201,566,612)	201,566,612
			Total Investments in Securities
		(Cost $ 887,670,174)	126.6%	$888,269,531
		Other Assets and Liabilities — Net	(26.6)	(186,905,628)
		Net Assets	100.0%	$701,363,903

	@		Non-income producing security
	@@		Foreign Issuer
	+		Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	#		Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may
			not be resold subject to that rule except to qualified institutional buyers. Unless otherwise
			footnoted, these securities have been determined to be liquid under the guidelines established
			by the Funds’ Board of Directors/Trustees.
	C		Bond may be called prior to maturity date.
	P		Preferred Stock may be called prior to convertible date.
	cc		Securities purchased with cash collateral for securities loaned.
	S		All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities
			and forward currency exchange contracts.
	L		Loaned security, a portion or all of the security is on loan at September 30, 2007.
	**		Investment in affiliate

	*		Cost for federal income tax purposes is $887,698,228.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation	$3,146,606
			Gross Unrealized Depreciation	(2,575,303)
			Net Unrealized Appreciation	$571,303

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2007 (Unaudited)

ING Limited Maturity Bond Portfolio Open Futures Contracts on September 30, 2007

				Unrealized
Contract Description	Number of Contracts	Notional Market Value	Expiration Date	Appreciation/ (Depreciation)

Long Contracts
90-Day Eurodollar	171	$40,817,700	03/17/08	$(5,473)
90-Day Eurodollar	171	40,907,475	09/15/08	27,585
U.S. Treasury 2-Year Note	906	187,584,473	12/31/07	362,342
				$384,454
Short Contracts
90-Day Eurodollar	171	(40,875,413)	03/16/09	(78,018)
90-Day Eurodollar	171	(40,781,363)	09/14/09	(43,019)
U.S. Treasury 5-Year Note	230	(24,617,188)	12/31/07	11,144
U.S. Treasury 10-Year Note	125	(13,660,156)	12/19/07	(3,094)
				$(112,987)

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2007 (Unaudited)

ING Limited Maturity Bond Portfolio Written Options Open on September 30, 2007

	Exercise		Expiration	# of	Premium
Description/Name of Issuer	Price		Date	Contracts	Received	Value
Call Option CME
90-Day Eurodollar Future 12/07	USD	95.250	12/17/07	904	$178,540	$(322,050)
					$178,540	$(322,050)

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2007 (Unaudited)

ING Limited Maturity Bond Portfolio Credit Default Swap Agreements Outstanding on September 30, 2007:

		Buy/Sell	(Pay)/Receive	Termination	Notional		Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount		(Depreciation)
Morgan Stanley Capital Services Inc.	CDX.NA.IG.9 Index	Buy	(0.600)	12/20/12	USD	10,000,000	$147,174
							$147,174

ING Liquid Assets Portfolio (1)		PORTFOLIO OF INVESTMENTS as of September 30, 2007 (Unaudited)
Principal Amount			Value

CERTIFICATES OF DEPOSIT:		0.7%

$8,500,000		Canadian Imperial Bank of Commerce, 5.390%, due 11/13/07	$8,497,896

		Total Certificates of Deposit
		(Cost $8,497,896)	8,497,896

COLLATERALIZED MORTGAGE OBLIGATIONS:		0.7%

9,000,000	@@, #, C	Cheyne High Grade CDO Ltd., 5.370%, due 11/13/07	9,000,000

		Total Collateralized Mortgage Obligations
		(Cost $9,000,000)	9,000,000

COMMERCIAL PAPER:		38.2%

4,400,000	@@	ANZ National Bank, 5.400%, due 10/17/07	4,389,440
37,500,000	@@, #	ASB Finance Ltd., 5.100%, due 01/25/08	37,213,598
25,000,000	#	Barton Capital Corp., 6.100%, due 10/05/07	24,983,056
43,500,000		Cafco LLC, 6.000%, due 10/12/07	43,007,450
50,500,000		Ciesco L.P., 5.800%, due 10/25/07	49,901,096
48,000,000		Concord Minutemen Capital Co., LLC, 5.285%, due 10/18/07	47,880,206
12,000,000		Concord Minutemen Capital Co., LLC, 6.350%, due 10/02/07	11,997,883
27,000,000		Crown Point Capital Corp., 5.285%, due 10/18/07	26,932,616
12,000,000		Crown Point Capital Corp., 6.000%, due 03/14/08	11,670,000
4,583,000	@@, #	Edison Asset Securitization Corp., 6.000%, due 10/12/07	4,574,598
5,000,000		Jupiter Securitization Corp., 6.350%, due 10/10/07	4,992,063
5,000,000		Louis Dreyfus Corp., 6.000%, due 10/19/07	4,985,000
11,000,000		Louis Dreyfus Corp., 6.020%, due 10/04/07	10,994,317
37,500,000		Old Line Funding LLC, 6.000%, due 11/15/07	36,968,121
40,000,000		Park Avenue Receivables Corp., 5.550%, due 10/11/07	39,934,167
800,000		Societe Generale, 5.250%, due 11/05/07	795,917
38,777,000		Thunder Bay Funding, LLC, 6.000%, due 11/16/07	38,386,668
893,000		UBS Finance, 5.230%, due 11/28/07	885,475
23,000,000	#	Variable Funding Capital, 5.900%, due 11/16/07	22,826,606
32,000,000		Windmill Funding, 6.220%, due 10/19/07	31,900,480
37,201,000		Yorktown Capital, LLC, 6.050%, due 10/01/07	37,018,607

		Total Commercial Paper
		(Cost $492,237,364)	492,237,364

CORPORATE BONDS/NOTES:		57.3%

2,500,000	@@	Alliance & Leicester PLC, 5.435%, due 01/14/08	2,500,516
5,000,000		Allstate Life Global Funding II, 5.129%, due 08/27/08	5,000,424
3,095,000		Allstate Life Global Funding II, 5.378%, due 06/28/08	3,031,775
6,455,000		American Express Centurion, 5.122%, due 05/07/08	6,454,528
3,000,000		American Express Centurion, 5.130%, due 12/12/07	3,000,231
6,000,000		American Express Centurion, 5.330%, due 03/10/08	6,000,773
7,000,000		American Express Centurion, 5.496%, due 08/20/08	7,000,108
10,000,000		American Express Centurion, 5.743%, due 11/15/07	10,000,118
11,500,000		American Express Centurion, 5.763%, due 10/16/08	11,475,588
11,000,000		American General Finance Corp., 5.289%, due 11/15/07	10,989,306
10,600,000	#, C	American General Finance Corp., 5.480%, due 01/18/08	10,604,393
28,450,000		American General Finance Corp., 5.803%, due 09/12/08	28,453,878
4,000,000	#	American Honda Finance Corp., 5.186%, due 02/04/08	4,001,152
7,050,000	#	American Honda Finance Corp., 5.360%, due 03/11/08	7,013,931

ING Liquid Assets Portfolio (1)			PORTFOLIO OF INVESTMENTS as of September 30, 2007 (Unaudited) (continued)
Principal Amount			Value
$2,000,000	#	American Honda Finance Corp., 5.555%, due 02/22/08	$2,000,634
3,000,000		American International Group, 5.530%, due 05/15/08	2,951,738
2,000,000		ANZ National Bank, 5.302%, due 05/16/08	1,987,404
6,500,000	@@, #	Banco Santander Totta, 5.763%, due 08/15/08	6,500,257
6,250,000	#	Bank of New York Mellon Corp., 5.189%, due 05/27/08	6,250,000
1,500,000		Bank of Scotland, 5.335%, due 11/30/07	1,495,569
11,850,000		Bear Stearns Cos., Inc., 5.189%, due 08/28/08	11,850,000
11,000,000		Bear Stearns Cos., Inc., 5.225%, due 08/05/08	11,000,000
6,750,000		Bear Stearns Cos., Inc., 5.273%, due 07/02/08	6,603,042
12,520,000		Bear Stearns Cos., Inc., 5.394%, due 01/31/08	12,452,072
3,500,000		Bear Stearns Cos., Inc., 5.510%, due 04/29/08	3,503,348
1,200,000		Bear Stearns Cos., Inc., 5.853%, due 01/15/08	1,200,411
12,100,000		Canadian Imperial Bank of Commerce, 4.860%, due 02/14/08	12,101,590
10,500,000		Citigroup Funding, Inc., 4.860%, due 03/14/08	10,501,960
18,000,000		Credit Suisse, 4.820%, due 03/14/08	17,999,652
4,000,000		Credit Suisse, 5.456%, due 06/01/08	4,026,939
11,700,000	@@, #	Danske Bank A/S, 5.466%, due 08/19/08	11,699,197
25,000,000		Deutsche Bank of AG., 5.598%, due 06/19/08	25,004,557
3,000,000		General Electric Capital Corp., 5.479%, due 12/31/07	2,983,011
18,000,000	#, I	Goldman Sachs Group Inc., 5.121%, due 04/11/08	18,000,000
17,250,000		Goldman Sachs Group Inc., 5.823%, due 09/12/08	17,252,105
3,700,000	@@, #	HBOS Treasury Services PLC, 5.198%, due 10/31/08	3,700,000
32,400,000	@@, #	HBOS Treasury Services PLC, 5.280%, due 06/24/08	32,400,000
12,750,000		HSBC Finance Corp., 5.312%, due 06/17/08	12,838,527
4,200,000		HSBC Finance Corp., 5.368%, due 03/11/08	4,177,232
1,000,000		HSBC Finance Corp., 5.447%, due 01/15/08	997,660
5,000,000		HSBC Finance Corp., 5.500%, due 05/09/08	4,996,147
4,750,000		JP Morgan Chase Co., 5.384%, due 08/01/08	4,773,201
2,100,000		Lehman Brothers Holdings, Inc., 5.448%, due 08/07/08	2,066,495
1,151,000		Lehman Brothers Holdings, Inc., 5.382%, due 04/15/08	1,157,680
18,475,000		Lehman Brothers Holdings, Inc., 5.859%, due 02/01/08	18,560,510
2,250,000		Lehman Brothers Holdings, Inc., 5.260%, due 04/02/08	2,249,197
1,405,000		Marshall & Ilsley Bank, 5.030%, due 02/08/08	1,396,798
5,000,000	#	MBIA Global Funding, LLC, 5.186%, due 01/11/08	5,001,244
13,000,000		MBIA Global Funding, LLC, 4.870%, due 02/15/08	13,001,872
27,000,000	#	MBIA Global Funding, LLC, 4.850%, due 11/28/07	27,001,040
5,000,000	#	MBIA Global Funding, LLC, 4.815%, due 03/14/08	5,000,000
2,000,000		MBNA Corp., 5.790%, due 05/05/08	2,005,223
5,664,000		Merrill Lynch & Co., Inc., 5.325%, due 04/21/08	5,613,492
20,500,000		Merrill Lynch & Co., 5.340%, due 08/22/08	20,500,000
7,000,000		Morgan Stanley, 5.206%, due 09/03/08	7,005,350
5,000,000		Morgan Stanley, 5.246%, due 09/03/08	4,999,996
7,300,000		Morgan Stanley, 5.390%, due 04/25/08	7,301,992
2,250,000		Morgan Stanley, 5.473%, due 04/01/08	2,229,692
2,000,000		Morgan Stanley, 5.485%, due 11/09/07	1,999,144
1,800,000		Morgan Stanley, 5.485%, due 01/18/08	1,800,810
17,635,000	L	Morgan Stanley, 5.770%, due 03/07/08	17,640,660
4,000,000		Morgan Stanley, 5.975%, due 05/14/08	4,009,728
11,000,000		Natixis SA, 4.810%, due 12/05/07	10,999,617
2,500,000		PNC Funding Corp., 5.353% due 03/10/08	2,487,497
21,500,000		Royal Bank of Canada, 4.380%, due 01/22/08	21,495,613
11,500,000		Royal Bank of Canada, 4.805%, due 04/02/08	11,499,247
11,000,000	@@, #	Royal Bank of Scotland, 5.159%, due 08/20/08	11,002,412
8,500,000	@@, #	Santander US Debt SA, 5.298%, due 09/19/08	8,487,022
30,500,000	@@, #	Santander US Debt SA, 5.370%, due 02/06/08	30,503,010
12,000,000		Suntrust Bank, 5.704%, due 06/12/08	11,997,625
2,100,000		Toyota Motor Credit Corp., 4.350%, due 03/17/08	2,099,225
3,000,000		Toyota Motor Credit Corp., 4.350%, due 03/24/08	2,998,829
21,000,000		Toyota Motor Credit Corp., 4.840%, due 06/16/08	21,003,496
7,750,000		Toyota Motor Credit Corp., 5.470%, due 10/12/07	7,749,806
13,500,000		UBS AG, 5.437%, due 11/28/07	13,498,946
5,000,000		US Bancorp, 5.426%, due 03/15/08	4,948,826

ING Liquid Assets Portfolio (1)			PORTFOLIO OF INVESTMENTS as of September 30, 2007 (Unaudited) (continued)
Principal Amount				Value
$25,800,000		Washington Mutual Bank, 5.390%, due 04/18/08		$25,791,512
17,000,000		Washington Mutual Bank, 5.570%, due 11/16/07		17,000,843
2,000,000	L	Wells Fargo Co., 5.455%, due 04/04/08		1,980,605
11,000,000		Wells Fargo Co., 5.833%, due 09/12/08		11,004,884
5,200,000		Westpac Banking Corp., 5.785%, due 07/11/08		5,200,000

		Total Corporate Bonds/Notes
		(Cost $739,062,912)		739,062,912

REPURCHASE AGREEMENT:		3.3%

42,767,000		Morgan Stanley Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07
		$42,784,463 to be received upon repurchase (Collateralized by $43,650,000
		vFederal National Mortage Association, Discount Note, Market Value plus
		accrued interest $43,623,810, due 10/03/07).		42,767,000

		Total Repurchase Agreement
		(Cost $42,767,000)		42,767,000

SECURITIES LENDING COLLATERALCC:		0.5%

6,273,945		Bank of New York Mellon Corp. Institutional Cash Reserves Fund		6,273,945

		Total Securities Lending Collateral
		(Cost $6,273,945)		6,273,945

		Total Investments in Securities
		(Cost $1,297,839,117)*	100.6%	$1,297,839,117
		Other Assets and Liabilities - Net	(0.6)	(7,574,100)
		Net Assets	100.0%	$1,290,265,017

	(1)	All securities with a maturity date greater than one year have either a variable rate.
		a demand feature, are prerefunded, or an optional or mandatory put resulting in an
		effective maturity of one year or less. Rate shown reflects current rate.
	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	C	Bond may be called prior to maturity date.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 99.3%
		Aerospace/Defense: 1.1%
15,000	L	Boeing Co.	$1,574,850
21,300		Rockwell Collins, Inc.	1,555,752
			3,130,602
		Airlines: 1.0%
161,857	@, L	Delta Airlines, Inc.	2,905,333
			2,905,333
		Auto Manufacturers: 0.3%
24,100	L	General Motors Corp.	884,470
			884,470
		Banks: 8.1%
32,900		Bank of America Corp.	1,653,883
285,059		Bank of New York Mellon Corp.	12,582,504
60,800		Fifth Third Bancorp.	2,059,904
26,625		Marshall & Ilsley Corp.	1,165,376
27,200		PNC Financial Services Group, Inc.	1,852,320
16,600		SunTrust Bank	1,256,122
102,100		Wells Fargo & Co.	3,636,802
			24,206,911
		Beverages: 4.6%
21,400		Anheuser-Busch Cos., Inc.	1,069,786
115,650		Coca-Cola Co.	6,646,406
249,271		Coca-Cola Enterprises, Inc.	6,037,344
			13,753,536
		Biotechnology: 0.3%
16,800	@	Amgen, Inc.	950,376
			950,376
		Chemicals: 2.0%
47,800		Monsanto Co.	4,098,372
23,850		Praxair, Inc.	1,997,676
			6,096,048
		Commercial Services: 1.3%
173,400	@, L	Hertz Global Holdings, Inc.	3,939,648
			3,939,648
		Computers: 5.2%
108,575		Hewlett-Packard Co.	5,405,949
23,400	L	International Business Machines Corp.	2,756,520
1,326,225	@	Sun Microsystems, Inc.	7,440,122
			15,602,591
		Cosmetics/Personal Care: 4.2%
17,900		Colgate-Palmolive Co.	1,276,628
160,475		Procter & Gamble Co.	11,287,812
			12,564,440
		Diversified Financial Services: 10.6%
60,100		Charles Schwab Corp.	1,298,160
228,800		Citigroup, Inc.	10,678,096
115,900		Fannie Mae	7,047,879
125,150		JPMorgan Chase & Co.	5,734,373
27,500		Merrill Lynch & Co., Inc.	1,960,200
78,900		Morgan Stanley	4,970,700
			31,689,408
		Electric: 3.4%
34,400		FPL Group, Inc.	2,094,272
63,300		PG&E Corp.	3,025,740
58,300		PPL Corp.	2,699,290
49,300		Progress Energy, Inc.	2,309,705
			10,129,007
		Electrical Components & Equipment: 1.6%
91,500		Emerson Electric Co.	4,869,630
			4,869,630
		Environmental Control: 0.4%
31,113		Waste Management, Inc.	1,174,205
			1,174,205
		Food: 5.1%
203,700		Kraft Foods, Inc.	7,029,687
87,600		Kroger Co.	2,498,352
109,900		Supervalu, Inc.	4,287,199
22,700		WM Wrigley Jr. Co.	1,458,021
			15,273,259
		Insurance: 3.5%
44,489		American International Group, Inc.	3,009,681
92,700		AON Corp.	4,153,887
22,600	L	Metlife, Inc.	1,575,898
15,900		Prudential Financial, Inc.	1,551,522
			10,290,988

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Internet: 2.4%
238,175	@, L	IAC/InterActiveCorp.	$7,066,652
			7,066,652
		Iron/Steel: 0.2%
5,600		United States Steel Corp.	593,264
			593,264
		Machinery — Construction & Mining: 0.9%
33,225		Caterpillar, Inc.	2,605,837
			2,605,837
		Media: 1.4%
80,700		News Corp. - Class B	1,887,573
125,100		Time Warner, Inc.	2,296,836
			4,184,409
		Mining: 4.7%
17,900		Alcoa, Inc.	700,248
153,600	@@	Barrick Gold Corp.	6,187,008
28,400	@@, L	BHP Billiton Ltd. ADR	2,232,240
48,000		Freeport-McMoRan Copper & Gold, Inc.	5,034,720
			14,154,216
		Miscellaneous Manufacturing: 4.7%
15,745		Eaton Corp.	1,559,385
303,100		General Electric Co.	12,548,339
			14,107,724
		Oil & Gas: 6.1%
18,600		Devon Energy Corp.	1,547,520
152,400		ExxonMobil Corp.	14,106,144
26,300		Occidental Petroleum Corp.	1,685,304
13,300		XTO Energy, Inc.	822,472
			18,161,440
		Oil & Gas Services: 1.4%
27,550		Schlumberger Ltd.	2,892,750
18,100		Smith International, Inc.	1,292,340
			4,185,090
		Pharmaceuticals: 7.0%
113,600		Abbott Laboratories	6,091,232
100,200		Bristol-Myers Squibb Co.	2,887,764
46,200		Eli Lilly & Co.	2,630,166
27,200	L	Schering-Plough Corp.	860,336
126,500	@@, L	Teva Pharmaceutical Industries Ltd. ADR	5,625,455
59,431		Wyeth	2,647,651
			20,742,604
		Pipelines: 0.5%
66,466		Spectra Energy Corp.	1,627,088
			1,627,088
		Retail: 2.9%
108,300		CVS Caremark Corp.	4,291,929
50,100	@, L	J Crew Group, Inc.	2,079,150
5,100	@	Kohl’s Corp.	292,383
45,650		Wal-Mart Stores, Inc.	1,992,623
			8,656,085
		Semiconductors: 2.7%
104,400	L	Altera Corp.	2,513,952
26,000	@, L	Micron Technology, Inc.	288,600
37,450	@, L	Nvidia Corp.	1,357,188
165,228	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,672,107
58,900		Texas Instruments, Inc.	2,155,151
			7,986,998
		Software: 4.2%
56,500	@, L	Adobe Systems, Inc.	2,466,790
147,500		Microsoft Corp.	4,345,350
204,800	@	Oracle Corp.	4,433,920
31,700	L	Paychex, Inc.	1,299,700
			12,545,760
		Telecommunications: 7.3%
230,180		AT&T, Inc.	9,738,916
124,400	@	Cisco Systems, Inc.	4,118,884
90,400		Corning, Inc.	2,228,360
62,700	@, L	Juniper Networks, Inc.	2,295,447
51,700		Qualcomm, Inc.	2,184,842
24,500		Verizon Communications, Inc.	1,084,860
			21,651,309
		Transportation: 0.2%
9,300	L	United Parcel Service, Inc. - Class B	698,430
			698,430
		Total Common Stock (Cost $273,212,516)	296,427,358

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 10.2%
		U.S. Government Agency Obligations: 0.3%
$841,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07		$840,911
		Total U.S. Government Agency Obligations (Cost $840,911)		840,911
		Securities Lending Collateralcc: 9.9%
29,580,457		Bank of New York Mellon Corp. Institutional Cash Reserves		29,580,457
		Total Securities Lending Collateral (Cost $29,580,457)		29,580,457
		Total Short-Term Investments (Cost $30,421,368)		30,421,368
		Total Investments in Securities
		(Cost $303,633,884)	109.5%	$326,848,726
		Other Assets and Liabilities — Net	(9.5)	(28,458,933)
		Net Assets	100.0%	$298,389,793

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $304,432,809.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$25,050,578
	Gross Unrealized Depreciation	(2,634,661)
	Net Unrealized Appreciation	$22,415,917

PORTFOLIO OF INVESTMENTS
ING MarketPro Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
283,024	ING Blackrock Large Cap Value Portfolio - Class I		$4,086,862
262,721	ING FMRSM Diversified Mid Cap Portfolio - Class I		4,127,346
260,721	ING JPMorgan International Portfolio - Class I		4,612,162
80,963	ING Legg Mason Partners Aggressive Growth Portfolio - Class I		4,091,856
353,104	ING Legg Mason Value Portfolio - Class I		4,078,350
213,234	ING Marsico Growth Portfolio - Class I		4,094,098
180,339	ING T. Rowe Price Capital Appreciation Portfolio - Class I		4,531,910
117,628	ING Van Kampen Equity and Income Portfolio - Class I		4,535,747
841,835	ING VP Intermediate Bond Portfolio - Class I		11,314,264
	Total Investments in Securities
	(Cost $42,481,282)*	100.1%	$45,472,595
	Other Assets and Liabilities — Net	(0.1)	(27,117)
	Net Assets	100.0%	$45,445,478

*	Cost for federal income tax purposes is $42,538,522.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$3,053,312
	Gross Unrealized Depreciation	(119,239)
	Net Unrealized Appreciation	$2,934,073

PORTFOLIO OF INVESTMENTS
ING MarketStyle Growth Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 100.2%
90,807	ING Limited Maturity Bond Portfolio - Class I		$990,700
282,539	ING Liquid Assets Portfolio - Class I		282,539
235,119	ING VP Index Plus International Equity Portfolio - Class I		3,449,201
337,266	ING VP Index Plus LargeCap Portfolio - Class I		6,256,278
67,953	ING VP Index Plus MidCap Portfolio - Class I		1,285,679
69,080	ING VP Index Plus SmallCap Portfolio - Class I		1,132,908
63,208	ING VP Intermediate Bond Portfolio - Class I		849,510
	Total Investments in Securities
	(Cost $13,192,348)*	100.2%	$14,246,815
	Other Assets and Liabilities — Net	(0.2)	(21,773)
	Net Assets	100.0%	$14,225,042

*	Cost for federal income tax purposes is $13,212,055.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,102,285
	Gross Unrealized Depreciation	(67,525)
	Net Unrealized Appreciation	$1,034,760

PORTFOLIO OF INVESTMENTS
ING MarketStyle Moderate Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 100.3%
80,256	ING Limited Maturity Bond Portfolio - Class I		$875,596
480,695	ING Liquid Assets Portfolio - Class I		480,695
48,487	ING VP Index Plus International Equity Portfolio - Class I		711,311
71,133	ING VP Index Plus LargeCap Portfolio - Class I		1,319,520
11,678	ING VP Index Plus MidCap Portfolio - Class I		220,949
10,684	ING VP Index Plus SmallCap Portfolio - Class I		175,226
45,622	ING VP Intermediate Bond Portfolio - Class I		613,162
	Total Investments in Securities
	(Cost $4,163,598)*	100.3%	$4,396,459
	Other Assets and Liabilities — Net	(0.3)	(14,058)
	Net Assets	100.0%	$4,382,401

*	Cost for federal income tax purposes is $4,168,706.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$238,275
	Gross Unrealized Depreciation	(10,522)
	Net Unrealized Appreciation	$227,753

PORTFOLIO OF INVESTMENTS
ING MarketStyle Moderate Growth Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 100.2%
141,689	ING Limited Maturity Bond Portfolio - Class I		$1,545,823
900,077	ING Liquid Assets Portfolio - Class I		900,077
178,340	ING VP Index Plus International Equity Portfolio - Class I		2,616,243
251,165	ING VP Index Plus LargeCap Portfolio - Class I		4,659,105
48,107	ING VP Index Plus MidCap Portfolio - Class I		910,180
55,017	ING VP Index Plus SmallCap Portfolio - Class I		902,276
105,474	ING VP Intermediate Bond Portfolio - Class I		1,417,572
	Total Investments in Securities
	(Cost $12,103,881)*	100.2%	$12,951,276
	Other Assets and Liabilities — Net	(0.2)	(21,073)
	Net Assets	100.0%	$12,930,203

*	Cost for federal income tax purposes is $12,119,138.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$877,017
	Gross Unrealized Depreciation	(44,879)
	Net Unrealized Appreciation	$832,138

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 95.2%
		Aerospace/Defense: 8.3%
198,872		Boeing Co.	$20,879,571
361,720		General Dynamics Corp.	30,554,488
280,065		Lockheed Martin Corp.	30,384,252
			81,818,311
		Auto Manufacturers: 2.4%
199,986	@@, L	Toyota Motor Corp. ADR	23,370,364
			23,370,364
		Banks: 5.0%
900,500	@@	China Merchants Bank Co., Ltd.	3,943,819
39,301,000	@@	Industrial & Commercial Bank of China	27,503,193
512,507		Wells Fargo & Co.	18,255,499
			49,702,511
		Beverages: 1.9%
559,263	@@	Heineken NV ADR	18,301,155
			18,301,155
		Biotechnology: 3.3%
422,245	@	Genentech, Inc.	32,943,555
			32,943,555
		Chemicals: 5.5%
56,122		Air Products & Chemicals, Inc.	5,486,487
358,418		Monsanto Co.	30,730,759
211,425		Praxair, Inc.	17,708,958
			53,926,204
		Computers: 4.5%
201,668	@	Apple, Inc.	30,964,105
264,865		Hewlett-Packard Co.	13,187,628
			44,151,733
		Diversified Financial Services: 7.1%
126,998		Fannie Mae	7,722,748
192,987	L	Goldman Sachs Group, Inc.	41,828,002
292,201	L	Lehman Brothers Holdings, Inc.	18,037,568
39,644		Morgan Stanley	2,497,572
			70,085,890
		Healthcare — Services: 4.8%
969,397		UnitedHealth Group, Inc.	46,947,899
			46,947,899
		Internet: 1.7%
29,839	@	Google, Inc. - Class A	16,926,770
			16,926,770
		Lodging: 8.7%
285,795	@, L	Las Vegas Sands Corp.	38,130,769
283,447	@, L	MGM Mirage	25,351,500
54,175	L	Station Casinos, Inc.	4,739,229
114,045	@, L	Wynn Resorts Ltd.	17,968,930
			86,190,428
		Media: 2.7%
1,080,706	@, L	Comcast Corp. – Class A	26,131,471
			26,131,471
		Mining: 1.2%
109,349		Freeport-McMoRan Copper & Gold, Inc.	11,469,617
			11,469,617
		Oil & Gas: 2.4%
52,732		Devon Energy Corp.	4,387,302
90,613	@@	Petroleo Brasileiro SA ADR	6,841,282
113,857	@, L	Transocean, Inc.	12,871,534
			24,100,118
		Oil & Gas Services: 5.2%
44,254	@, L	Cameron International Corp.	4,084,202
449,175	L	Schlumberger Ltd.	47,163,375
			51,247,577
		Pharmaceuticals: 2.5%
302,706	@, L	Amylin Pharmaceuticals, Inc.	15,135,300
312,996	L	Schering-Plough Corp.	9,900,063
			25,035,363
		Retail: 9.7%
362,935		CVS Caremark Corp.	14,383,114
750,323		Lowe’s Cos., Inc.	21,024,050
600,452		McDonald’s Corp.	32,706,620
799,956		Yum! Brands, Inc.	27,062,511
			95,176,295
		Semiconductors: 2.3%
887,326		Intel Corp.	22,946,250
			22,946,250

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Software: 1.3%
88,478	L	Mastercard, Inc.	$13,092,090
			13,092,090
		Telecommunications: 11.3%
366,518	@@	America Movil SA de CV ADR	23,457,152
671,846		AT&T, Inc.	28,425,804
1,415,500	@@	China Mobile Ltd.	23,226,056
842,896	@	Cisco Systems, Inc.	27,908,287
238,561	@, L	Juniper Networks, Inc.	8,733,718
			111,751,017
		Transportation: 3.4%
114,211		FedEx Corp.	11,963,602
189,358		Union Pacific Corp.	21,408,815
			33,372,417
		Total Common Stock
		(Cost $670,632,256)	938,687,035

Principal Amount				Value
U.S. TREASURY OBLIGATIONS: 0.2%
		U.S. Treasury Notes: 0.2%
$ 917,000		3.790%, due 01/31/08		$905,262
871,000		3.870%, due 02/07/08		859,009
		Total U.S. Treasury Obligations (Cost $1,764,486)		1,764,271
		Total Long-Term Investments (Cost $672,396,742)		940,451,306
SHORT-TERM INVESTMENTS: 22.5%
		U.S. Government Agency Obligations: 3.8%
37,546,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07		37,542,037
		Total U.S. Government Agency Obligations (Cost $37,542,037)		37,542,037
		U.S. Treasury Bills: 0.4%
2,233,000		3.760%, due 01/10/08		2,209,464
1,311,000		3.770%, due 01/03/08		1,298,071
		Total U.S. Treasury Bills (Cost $3,507,535)		3,507,535
		Securities Lending Collateralcc: 18.3%
180,718,227		Bank of New York Mellon Corp. Institutional Cash Reserves		180,718,227
		Total Securities Lending Collateral (Cost $180,718,227)		180,718,227
		Total Short-Term Investments (Cost $221,767,799)		221,767,799
		Total Investments in Securities
		(Cost $894,164,541)	117.9%	$1,162,219,105
		Other Assets and Liabilities — Net	(17.9)	(176,404,686)
		Net Assets	100.0%	$985,814,419

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $894,750,279.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$268,256,420
	Gross Unrealized Depreciation	(787,594)
	Net Unrealized Appreciation	$ 267,468,826

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 91.1%
		Australia: 3.0%
62,852		CSL Ltd.	$5,963,577
89,672		Macquarie Bank Ltd.	6,692,320
863,815	L	Macquarie Infrastructure Group	2,383,857
			15,039,754
		Austria: 0.9%
55,659		Erste Bank der Oesterreichischen Sparkassen AG	4,242,349
			4,242,349
		Brazil: 7.9%
183,761		All America Latina Logistica SA	2,592,504
239,586		Gafisa SA	4,044,076
424,700	@	JHSF Participacoes SA	2,263,676
171,078	L	Petroleo Brasileiro SA ADR	12,916,389
143,800	@	Redecard SA	2,668,106
113,704		Uniao de Bancos Brasileiros SA GDR	14,957,761
			39,442,512
		Canada: 3.4%
76,968		Potash Corp. of Saskatchewan	8,135,518
89,015	@, L	Research In Motion Ltd.	8,772,428
			16,907,946
		France: 10.9%
93,803		Accor SA	8,322,179
23,663		Alstom	4,804,011
15,468	@	Compagnie Generale de Geophysique SA	5,030,486
93,308		Electricite de France	9,855,989
207,163		JC Decaux SA	7,284,002
38,118		PPR	7,170,132
134,942		Veolia Environnement	11,602,647
			54,069,446
		Germany: 7.3%
120,637		Continental AG	16,727,273
146,465		DaimlerChrysler AG	14,688,734
70,946	@	GEA Group AG	2,504,398
36,687		MTU Aero Engines Holding AG	2,233,324
			36,153,729
		Guernsey: 0.5%
61,741	@	Amdocs Ltd.	2,296,148
			2,296,148
		Hong Kong: 9.3%
848,000		China Merchants Holdings International Co., Ltd.	5,249,317
951,500		China Mobile Ltd.	15,612,570
4,473,400		CNOOC Ltd.	7,458,778
392,000		Esprit Holdings Ltd.	6,211,290
335,662	@, L	Melco PBL Entertainment Macau Ltd. ADR	5,538,423
1,786,000		Shangri-La Asia Ltd.	6,004,974
			46,075,352
		India: 1.4%
132,642	L	ICICI Bank Ltd. ADR	6,992,886
			6,992,886
		Japan: 7.9%
100,586		Daikin Industries Ltd.	4,823,666
326,000		Fujitsu Ltd.	2,293,711
860,000		Marubeni Corp.	7,848,101
610,000		Mitsui Trust Holdings, Inc.	4,732,915
21,100		Nintendo Co., Ltd.	10,894,019
69,700		Toyota Motor Corp.	4,077,614
47,500		Yamada Denki Co., Ltd.	4,677,979
			39,348,005
		Luxembourg: 1.0%
67,815		ArcelorMittal	5,202,480
			5,202,480
		Mexico: 3.2%
103,289		America Movil SA de CV ADR	6,610,496
381,536	L	Grupo Televisa SA ADR	9,221,725
			15,832,221
		Netherlands: 1.4%
107,128		Heineken NV	7,027,407
			7,027,407
		Singapore: 1.8%
1,593,000		CapitaLand Ltd.	8,723,852
			8,723,852
		South Africa: 0.4%
146,758		MTN Group Ltd.	2,224,980
			2,224,980

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		South Korea: 1.2%
9,550		Samsung Electronics Co., Ltd.	$5,975,807
			5,975,807
		Switzerland: 13.5%
378,630		ABB Ltd.	9,932,452
101,016	@	Actelion Ltd. - Reg	5,589,913
142,778		Holcim Ltd.	15,748,427
105,730		Julius Baer Holding AG - Reg	7,893,263
24,161		Kuehne & Nagel International AG	2,379,186
79,659		Lonza Group AG	8,673,014
21,651		Nestle SA	9,705,939
38,609		Roche Holding AG	6,991,012
			66,913,206
		Taiwan: 0.5%
325,000		HON HAI Precision Industry Co., Ltd.	2,448,027
			2,448,027
		United Kingdom: 11.2%
999,013		British Sky Broadcasting PLC	14,209,942
68,634		Johnson Matthey PLC	2,338,993
634,112		Man Group PLC	7,183,373
98,082		Reckitt Benckiser PLC	5,750,074
79,449		Rio Tinto PLC	6,837,911
2,161,037		Tesco PLC	19,370,250
			55,690,543
		United States: 4.4%
78,427	@, L	Las Vegas Sands Corp.	10,463,730
108,895		Schlumberger Ltd.	11,433,975
			21,897,705
		Total Common Stock (Cost $369,666,619)	452,504,355

Principal Amount				Value
U.S. TREASURY OBLIGATIONS: 0.5%
		United States: 0.5%
$ 1,308,000	L	3.790%, due 01/31/08		$1,291,258
1,243,000	L	3.870%, due 02/07/08		1,225,888
		Total U.S. Treasury Obligations (Cost $2,517,452)		2,517,146
		Total Long-Term Investments (Cost $372,184,071)		455,021,501
SHORT-TERM INVESTMENTS: 15.8%
		U.S. Government Agency Obligations: 6.8%
33,737,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07		33,733,439
		Total U.S. Government Agency Obligations (Cost $33,733,439)		33,733,439
		United States: 1.0%
3,185,000	L	3.760%, due 01/10/08		3,151,430
1,871,000	L	3.770%, due 01/03/08		1,852,548
		Total United States (Cost $5,003,978)		5,003,978
		Securities Lending Collateralcc: 8.0%
39,545,958		Bank of New York Mellon Corp. Institutional Cash Reserves		39,545,958
		Total Securities Lending Collateral (Cost $39,545,958)		39,545,958
		Total Short-Term Investments (Cost $78,283,375)		78,283,375
		Total Investments in Securities
		(Cost $450,467,446)	107.4%	$533,304,876
		Other Assets and Liabilities — Net	(7.4)	(36,747,451)
		Net Assets	100.0%	$496,557,425

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $452,615,859.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$85,735,834
	Gross Unrealized Depreciation	(5,046,817)
	Net Unrealized Appreciation	$80,689,017

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 58.7%
		Advertising: 0.0%
65,820	@@	WPP Group PLC	$888,086
			888,086
		Aerospace/Defense: 2.3%
191,200		Lockheed Martin Corp.	20,743,288
69,290		Northrop Grumman Corp.	5,404,620
12,900		Raytheon Co.	823,278
134,680		United Technologies Corp.	10,839,046
			37,810,232
		Agriculture: 1.2%
267,910		Altria Group, Inc.	18,627,782
			18,627,782
		Apparel: 0.5%
127,040	L	Nike, Inc.	7,452,166
			7,452,166
		Auto Manufacturers: 0.5%
132,020	@@	Bayerische Motoren Werke AG	8,522,530
			8,522,530
		Auto Parts & Equipment: 0.4%
50,950		Johnson Controls, Inc.	6,017,705
			6,017,705
		Banks: 4.3%
546,590		Bank of America Corp.	27,477,079
494,950		Bank of New York Mellon Corp.	21,847,093
16,048	@@	Julius Baer Holding AG - Reg	1,198,062
96,140		PNC Financial Services Group, Inc.	6,547,134
64,410		State Street Corp.	4,390,186
107,930		SunTrust Bank	8,167,063
			69,626,617
		Beverages: 0.7%
279,857	@@	Diageo PLC	6,136,231
76,660		PepsiCo, Inc.	5,616,112
			11,752,343
		Biotechnology: 1.1%
279,240	@	Amgen, Inc.	15,796,607
29,040	@	Genzyme Corp.	1,799,318
			17,595,925
		Building Materials: 0.7%
510,920		Masco Corp.	11,838,016
			11,838,016
		Chemicals: 1.2%
53,240		Air Products & Chemicals, Inc.	5,204,742
27,000		Dow Chemical Co.	1,162,620
102,540	L	PPG Industries, Inc.	7,746,897
22,730		Praxair, Inc.	1,903,865
23,190		Sherwin-Williams Co.	1,523,815
11,250	@@	Syngenta AG	2,433,945
			19,975,884
		Commercial Services: 0.2%
79,050	@@, L	Accenture Ltd.	3,181,763
			3,181,763
		Computers: 0.7%
129,270		Hewlett-Packard Co.	6,436,353
43,520	L	International Business Machines Corp.	5,126,656
			11,563,009
		Cosmetics/Personal Care: 0.6%
143,930		Procter & Gamble Co.	10,124,036
			10,124,036
		Distribution/Wholesale: 0.4%
25,260	@, L	Wesco International, Inc.	1,084,664
52,270		WW Grainger, Inc.	4,766,501
			5,851,165
		Diversified Financial Services: 6.8%
107,750		American Express Co.	6,397,118
74,730		Bear Stearns Cos., Inc.	9,177,591
391,516		Citigroup, Inc.	18,272,052
304,580	L	Countrywide Financial Corp.	5,790,066
356,800	@, L	E*Trade Financial Corp.	4,659,808
167,730	L	Fannie Mae	10,199,661
34,710		Franklin Resources, Inc.	4,425,525
120,500		Freddie Mac	7,110,705
55,730	L	Goldman Sachs Group, Inc.	12,078,920
358,960		JPMorgan Chase & Co.	16,447,547
29,250	L	Lehman Brothers Holdings, Inc.	1,805,603

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
21,760		Merrill Lynch & Co., Inc.	$1,551,053
44,340		Morgan Stanley	2,793,420
56,790	@@, L	UBS AG - New	3,024,068
108,423	@@	UBS AG - Reg	5,825,315
			109,558,452
		Electric: 1.9%
35,220		American Electric Power Co., Inc.	1,622,938
42,310		Dominion Resources, Inc.	3,566,733
76,860	L	DPL, Inc.	2,018,344
21,180		Entergy Corp.	2,293,582
125,712		FPL Group, Inc.	7,653,347
26,750		Integrys Energy Group, Inc.	1,370,403
73,810	@, L	NRG Energy, Inc.	3,121,425
61,570		PG&E Corp.	2,943,046
20,260		PPL Corp.	938,038
51,690		Public Service Enterprise Group, Inc.	4,548,203
			30,076,059
		Electronics: 0.2%
89,890	L	Tyco Electronics Ltd.	3,184,803
			3,184,803
		Food: 1.0%
27,010		General Mills, Inc.	1,566,850
84,890		Kellogg Co.	4,753,840
41,910		Kroger Co.	1,195,273
15,396	@@	Nestle SA	6,901,882
33,400		Safeway, Inc.	1,105,874
			15,523,719
		Forest Products & Paper: 0.4%
263,700	L	Bowater, Inc.	3,934,404
47,350	@	Jefferson Smurfit Corp.	553,048
58,250		MeadWestvaco Corp.	1,720,123
			6,207,575
		Healthcare — Products: 2.3%
896,360	@, L	Boston Scientific Corp.	12,504,222
141,840	L	Cooper Cos., Inc.	7,435,253
89,820	@, @@, L	Covidien Ltd.	3,727,530
197,550		Johnson & Johnson	12,979,035
			36,646,040
		Healthcare — Services: 0.9%
957,180	@, L	Tenet Healthcare Corp.	3,216,125
66,800		UnitedHealth Group, Inc.	3,235,124
95,670	@	WellPoint, Inc.	7,550,276
			14,001,525
		Home Builders: 0.6%
507,440	L	D.R. Horton, Inc.	6,500,306
152,190	@, L	Toll Brothers, Inc.	3,042,278
			9,542,584
		Household Products/Wares: 0.1%
38,400		Clorox Co.	2,342,016
			2,342,016
		Insurance: 5.4%
53,309		Aflac, Inc.	3,040,745
358,100		Allstate Corp.	20,479,739
35,120		Chubb Corp.	1,883,837
692,590	@, L	Conseco, Inc.	11,081,440
700,070		Genworth Financial, Inc.	21,513,141
65,700		Hartford Financial Services Group, Inc.	6,080,535
140,020	L	Metlife, Inc.	9,763,595
15,590		Principal Financial Group, Inc.	983,573
25,110		Prudential Financial, Inc.	2,450,234
178,980		Travelers Cos., Inc.	9,009,853
			86,286,692
		Investment Companies: 0.1%
60,030	@@	KKR Private Equity Investors LP	1,170,585
			1,170,585
		Leisure Time: 0.7%
125,440	L	Polaris Industries, Inc.	5,471,693
137,100	L	Royal Caribbean Cruises Ltd.	5,351,013
			10,822,706
		Machinery — Diversified: 0.5%
44,610		Deere & Co.	6,621,016
30,523	L	Rockwell Automation, Inc.	2,121,654
			8,742,670
		Media: 1.5%
3,489	L	Citadel Broadcasting Corp.	14,514
196,720	L	EW Scripps Co.	8,262,240
478,350	L	New York Times Co.	9,452,196
95,060	@	Time Warner Cable, Inc.	3,117,968
59,607	@, L	Viacom - Class B	2,322,885
44,080		Walt Disney Co.	1,515,911
			24,685,714

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Metal Fabricate/Hardware: 0.2%
77,270		Timken Co.	$2,870,581
			2,870,581
		Mining: 0.1%
44,180	@@	BHP Billiton PLC	1,580,505
			1,580,505
		Miscellaneous Manufacturing: 1.5%
25,660		3M Co.	2,401,263
7,640		Eaton Corp.	756,666
218,663		General Electric Co.	9,052,648
206,620		Pall Corp.	8,037,518
89,830	@@, L	Tyco International Ltd.	3,983,062
			24,231,157
		Oil & Gas: 7.1%
317,190		Anadarko Petroleum Corp.	17,048,963
78,310		Apache Corp.	7,052,599
47,399		Chevron Corp.	4,435,598
50,920		ConocoPhillips	4,469,248
199,030		Devon Energy Corp.	16,559,296
27,400		EOG Resources, Inc.	1,981,842
237,334		ExxonMobil Corp.	21,967,635
43,472	L	GlobalSantaFe Corp.	3,304,741
147,530		Hess Corp.	9,815,171
50,650	L	Marathon Oil Corp.	2,888,063
119,680	L	Noble Corp.	5,870,304
20,900	@@	Royal Dutch Shell PLC ADR	1,717,562
18,810	L	Sunoco, Inc.	1,331,372
77,320	@@, L	Talisman Energy, Inc.	1,523,204
157,960	@@, L	Total SA ADR	12,799,499
24,710	@	Ultra Petroleum Corp.	1,533,008
			114,298,105
		Oil & Gas Services: 0.1%
36,600	L	Halliburton Co.	1,405,440
			1,405,440
		Packaging & Containers: 0.3%
112,670	@	Owens-Illinois, Inc.	4,670,172
			4,670,172
		Pharmaceuticals: 2.5%
29,570		Abbott Laboratories	1,585,543
46,165		Eli Lilly & Co.	2,628,173
64,540	@@	GlaxoSmithKline PLC	1,711,797
29,537	@@	GlaxoSmithKline PLC ADR	1,571,368
144,140		Merck & Co., Inc.	7,450,597
58,430	L	Omnicare, Inc.	1,935,786
64,970		Pfizer, Inc.	1,587,217
214,420	@, @@, L	Warner Chilcott Ltd.	3,810,243
385,070		Wyeth	17,154,869
			39,435,593
		Pipelines: 0.7%
17,620		Questar Corp.	925,579
289,850	L	Williams Cos., Inc.	9,872,291
			10,797,870
		Retail: 2.5%
16,360		Advance Auto Parts, Inc.	549,042
192,348		CVS Caremark Corp.	7,622,751
19,840		Lowe’s Cos., Inc.	555,917
623,850		Macy’s, Inc.	20,162,832
97,300		OfficeMax, Inc.	3,334,471
319,620	@, L	Sally Beauty Holdings, Inc.	2,700,789
131,060		Staples, Inc.	2,816,479
38,900		Wal-Mart Stores, Inc.	1,697,985
			39,440,266
		Savings & Loans: 0.6%
496,480	L	New York Community Bancorp., Inc.	9,457,944
			9,457,944
		Semiconductors: 0.5%
301,570		Intel Corp.	7,798,600
			7,798,600
		Software: 1.1%
999,850	@	Compuware Corp.	8,018,797
421,720	@	Oracle Corp.	9,130,238
			17,149,035
		Telecommunications: 3.8%
214,396		AT&T, Inc.	9,071,095
91,700		Embarq Corp.	5,098,520
435,130		Motorola, Inc.	8,062,959
688,796	@, @@, L	Nortel Networks Corp.	11,695,756
492,930	@, L	Qwest Communications International, Inc.	4,515,239
162,380		Sprint Nextel Corp.	3,085,220
29,140	@@	TELUS Corp.	1,684,562
12,370	@@	TELUS Corp.	696,446

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
324,620		Verizon Communications, Inc.	$14,374,174
90,575	@@, L	Vodafone Group PLC ADR	3,287,873
			61,571,844
		Transportation: 0.5%
50,190		Burlington Northern Santa Fe Corp.	4,073,922
37,440		Norfolk Southern Corp.	1,943,510
27,980		United Parcel Service, Inc. - Class B	2,101,298
			8,118,730
		Total Common Stock
		(Cost $846,922,137)	942,444,241

Principal Amount			Value
CORPORATE BONDS/NOTES: 9.9%
		Auto Parts & Equipment: 0.1%
$1,401,000	C	Johnson Controls, Inc., 5.500%, due 01/15/16	$1,382,116
			1,382,116
		Banks: 1.1%
1,774,000		Bank of America Corp., 5.490%, due 03/15/19	1,704,869
1,072,000		Bank of America NA, 5.300%, due 03/15/17	1,041,752
1,158,000	@@, #, C	BNP Paribas, 7.195%, due 06/29/49	1,155,280
1,268,000		Capital One Financial Corp., 6.150%, due 09/01/16	1,239,027
1,238,000	@@, #, C	DBS Capital Funding Corp., 7.657%, due 03/31/49	1,329,416
784,000	@@, #, C	HBOS Capital Funding LP, 6.071%, due 12/31/49	755,284
846,000	@@, #, C	Nordea Bank AB, 5.424%, due 04/20/55	780,277
932,000		PNC Funding Corp., 5.625%, due 02/01/17	912,522
590,000		Royal Bank of Scotland Group PLC, 6.990%, due 10/05/47	590,000
1,619,000	#, C	Unicredito Italiano Capital Trust II, 9.200%, due 10/01/49	1,770,559
687,000		Wachovia Corp., 5.250%, due 08/01/14	674,249
2,509,000		Wells Fargo Bank NA, 4.750%, due 02/09/15	2,386,310
1,588,000		Wells Fargo Bank NA, 5.750%, due 05/16/16	1,604,366
2,157,000	@@, #, C	Woori Bank, 6.125%, due 05/03/16	2,157,753
			18,101,664
		Beverages: 0.3%
2,048,000	@@	Diageo Finance BV, 5.500%, due 04/01/13	2,034,080
2,409,000	#, C	Miller Brewing Co., 5.500%, due 08/15/13	2,364,053
			4,398,133
		Building Materials: 0.0%
104,000	C	CRH America, Inc., 6.950%, due 03/15/12	108,236
			108,236
		Commercial Services: 0.2%
944,000	C	McKesson Corp., 5.700%, due 03/01/17	923,470
1,893,000	C	Western Union Co., 5.400%, due 11/17/11	1,891,147
			2,814,617
		Diversified: 0.0%
432,000	C	Vornado Realty LP, 4.750%, due 12/01/10	422,286
			422,286
		Diversified Financial Services: 1.9%
1,943,000		American Express Co., 5.500%, due 09/12/16	1,877,364
1,754,000	#, C	BAE Systems Holdings, Inc., 5.200%, due 08/15/15	1,674,326
157,000	C	CIT Group, Inc., 6.100%, due 03/15/67	129,780
660,000		Citigroup, Inc., 6.000%, due 08/15/17	676,580
1,587,000	L	Countrywide Financial Corp., 6.250%, due 05/15/16	1,438,490
1,338,000		Credit Suisse First Boston USA, Inc., 4.125%, due 01/15/10	1,315,067
1,105,000		Credit Suisse First Boston USA, Inc., 4.875%, due 08/15/10	1,104,200
904,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	892,359
565,000		General Electric Capital Corp., 5.375%, due 10/20/16	554,192
421,000		General Electric Capital Corp., 5.450%, due 01/15/13	425,423
1,376,000	C	General Electric Capital Corp., 6.750%, due 03/15/32	1,519,674
1,624,000		Goldman Sachs Group, Inc., 5.625%, due 01/15/17	1,578,487
1,293,000		HSBC Finance Corp., 5.250%, due 01/14/11	1,289,296
1,603,000	C	Lehman Brothers Holdings, Inc., 6.500%, due 07/19/17	1,627,463
1,127,000	C	Merrill Lynch & Co., Inc., 6.050%, due 05/16/16	1,127,282
1,159,000	C	Merrill Lynch & Co., Inc., 6.110%, due 01/29/37	1,094,445
1,731,000	@@, #, C, L	Mizuho Capital Investment 1 Ltd., 6.686%, due 01/25/49	1,625,347
927,000	C	Morgan Stanley, 5.750%, due 10/18/16	916,051
1,226,000	C	Morgan Stanley, 6.750%, due 04/15/11	1,282,332
1,346,000	@@, C	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	1,281,574
398,000	#, C	Natexis Ambs Co., LLC, 8.440%, due 12/31/49	407,437
1,883,000	@@	ORIX Corp., 5.480%, due 11/22/11	1,847,988
1,782,000	C	UBS Preferred Funding Trust V, 6.243%, due 05/15/49	1,757,318
1,310,000	@@	UFJ Finance Aruba AEC, 6.750%, due 07/15/13	1,357,476
517,000	#, C	ZFS Finance USA Trust IV, 5.875%, due 05/09/32	494,014
1,710,000	#, C	ZFS Finance USA Trust V, 6.500%, due 05/09/37	1,656,126
			30,950,091
		Electric: 1.2%
1,971,000	#, C	Bruce Mansfield Unit, 6.850%, due 06/01/34	1,975,703
1,514,000	C	Dominion Resources, Inc., 5.150%, due 07/15/15	1,441,626
1,630,000	@@, #, C	Enel Finance International SA, 6.250%, due 09/15/17	1,639,038
740,000	C	Exelon Generation Co., LLC, 6.200%, due 10/01/17	742,738

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
		Electric (continued)
$2,181,000	C	Exelon Generation Co., LLC, 6.950%, due 06/15/11	$2,285,930
1,938,000	C	FirstEnergy Corp., 6.450%, due 11/15/11	2,005,431
2,198,000	@@	Hydro Quebec, 6.300%, due 05/11/11	2,308,656
755,000	C	Midamerican Energy Holdings Co., 3.500%, due 05/15/08	746,449
352,000	C	Midamerican Energy Holdings Co., 5.875%, due 10/01/12	357,818
1,274,000	C, L	Midamerican Energy Holdings Co., 6.125%, due 04/01/36	1,240,868
377,000	C	Midamerican Funding, LLC, 6.927%, due 03/01/29	410,870
354,000	C	Pacific Gas & Electric Co., 4.800%, due 03/01/14	337,913
522,000	C	Pacific Gas & Electric Co., 5.800%, due 03/01/37	495,025
755,000	C	PSEG Power, LLC, 5.500%, due 12/01/15	733,029
611,000	C	PSEG Power, LLC, 6.950%, due 06/01/12	645,084
1,319,000	C	TXU Electric Delivery Co., 7.000%, due 09/01/22	1,347,965
			18,714,143
		Environmental Control: 0.1%
1,095,000	C	Waste Management, Inc., 7.375%, due 08/01/10	1,159,696
			1,159,696
		Food: 0.0%
290,000	C	Kroger Co., 6.400%, due 08/15/17	296,244
			296,244
		Forest Products & Paper: 0.0%
603,000	C	MeadWestvaco Corp., 6.800%, due 11/15/32	545,169
			545,169
		Hand/Machine Tools: 0.1%
1,283,000	C	Kennametal, Inc., 7.200%, due 06/15/12	1,358,788
			1,358,788
		Healthcare — Products: 0.1%
1,340,000	C	Baxter International, Inc., 5.900%, due 09/01/16	1,353,317
			1,353,317
		Healthcare — Services: 0.0%
294,000	C	HCA, Inc., 8.750%, due 09/01/10	298,410
			298,410
		Holding Companies — Diversified: 0.1%
1,601,000	#, C	Capmark Financial Group, Inc., 5.875%, due 05/10/12	1,459,496
			1,459,496
		Household Products/Wares: 0.1%
1,424,000	C	Fortune Brands, Inc., 5.125%, due 01/15/11	1,412,799
			1,412,799
		Insurance: 0.4%
202,000	C	Allstate Corp., 5.550%, due 05/09/35	183,419
1,077,000	C	Allstate Corp., 6.125%, due 12/15/32	1,055,696
1,323,000	C	American International Group, Inc., 6.250%, due 03/15/37	1,249,588
1,854,000	C	Chubb Corp., 6.375%, due 03/29/37	1,846,315
1,079,000	C	Metlife, Inc., 6.400%, due 12/15/36	1,029,252
492,000	C	Metlife, Inc., 6.500%, due 12/15/32	512,471
			5,876,741
		Lodging: 0.2%
2,149,000	C	Marriott International, Inc., 6.375%, due 06/15/17	2,158,039
942,000	C	Wyndham Worldwide Corp., 6.000%, due 12/01/16	913,869
			3,071,908
		Machinery — Construction & Mining: 0.1%
1,423,000	@@, #, C	Atlas Copco AB, 5.600%, due 05/22/17	1,406,850
			1,406,850
		Media: 0.5%
1,320,000	C	CBS Corp., 6.625%, due 05/15/11	1,370,688
1,431,000	C	Cox Communications, Inc., 4.625%, due 06/01/13	1,351,475
1,329,000	C	Hearst-Argyle Television, Inc., 7.500%, due 11/15/27	1,373,024
819,000		News America Holdings, 8.500%, due 02/23/25	965,731
419,000	W	News America, Inc., 6.200%, due 12/15/34	395,738
1,029,000		Time Warner Entertainment Co. LP, 8.375%, due 07/15/33	1,210,107
1,092,000	C	Walt Disney Co., 5.625%, due 09/15/16	1,098,035
			7,764,798
		Mining: 0.1%
1,379,000	@@, C	Vale Overseas Ltd., 6.250%, due 01/23/17	1,401,338
			1,401,338
		Miscellaneous Manufacturing: 0.0%
732,000	@@, #, C	Tyco Electronics Group SA, 6.550%, due 10/01/17	742,492
			742,492
		Office Property: 0.1%
365,000	C	Boston Properties, Inc., 5.000%, due 06/01/15	340,650
1,637,000	C	HRPT Properties Trust, 6.250%, due 08/15/16	1,584,667
			1,925,317
		Office/Business Equipment: 0.1%
743,000	C	Xerox Corp., 5.500%, due 05/15/12	736,635
383,000	C	Xerox Corp., 6.400%, due 03/15/16	388,365
			1,125,000
		Oil & Gas: 0.5%
550,000	C	Anadarko Petroleum Corp., 5.950%, due 09/15/16	545,659
1,794,000	C	Devon OEI Operating, Inc., 7.250%, due 10/01/11	1,914,801
1,049,000	@@, C	Nexen, Inc., 5.875%, due 03/10/35	963,894
185,000	C	Ocean Energy, Inc., 4.375%, due 10/01/07	184,994
194,000		Pemex Project Funding Master Trust, 8.625%, due 02/01/22	240,258

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
		Oil & Gas (continued)
$925,000	@@, #, C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.832%, due 09/30/16	$922,746
1,136,000	C	Valero Energy Corp., 6.875%, due 04/15/12	1,198,214
1,691,000	C	XTO Energy, Inc., 5.650%, due 04/01/16	1,655,895
			7,626,461
		Oil & Gas Services: 0.0%
419,000	#, C	Weatherford International, Inc., 6.350%, due 06/15/17	427,000
			427,000
		Pharmaceuticals: 0.3%
1,433,000	C	Allergan, Inc., 5.750%, due 04/01/16	1,418,323
712,000	#, C	Cardinal Health, Inc., 6.300%, due 10/15/16	702,125
442,000	C	Hospira, Inc., 5.550%, due 03/30/12	441,910
1,569,000	C	Hospira, Inc., 6.050%, due 03/30/17	1,546,224
			4,108,582
		Pipelines: 0.3%
1,024,000	C	Centerpoint Energy, Inc., 7.875%, due 04/01/13	1,120,041
288,000	C	Kinder Morgan Energy Partners LP, 5.125%, due 11/15/14	274,313
1,459,000	C	Kinder Morgan Energy Partners LP, 6.750%, due 03/15/11	1,519,932
15,000	C	Kinder Morgan Energy Partners LP, 7.400%, due 03/15/31	16,111
420,000	C	Kinder Morgan Energy Partners LP, 7.750%, due 03/15/32	464,793
778,000	C	Spectra Energy Capital, LLC, 8.000%, due 10/01/19	865,531
			4,260,721
		Real Estate: 0.2%
1,659,000	C	ERP Operating L.P., 5.750%, due 06/15/17	1,588,162
1,971,000	#, C	Socgen Real Estate Co., LLC, 7.640%, due 12/29/49	1,971,000
			3,559,162
		Regional Malls: 0.1%
779,000	C	Simon Property Group LP, 5.100%, due 06/15/15	733,239
1,228,000	C	Simon Property Group LP, 5.875%, due 03/01/17	1,202,776
			1,936,015
		Retail: 0.3%
702,000	C	CVS Caremark Corp., 5.750%, due 06/01/17	686,439
952,000	C	CVS Caremark Corp., 6.125%, due 08/15/16	953,203
429,000	C	Federated Retail Holdings, Inc., 5.350%, due 03/15/12	421,097
1,075,000	C	Home Depot, Inc., 5.875%, due 12/16/36	921,147
1,260,000	C	Limited Brands, 5.250%, due 11/01/14	1,161,972
1,779,000		Wal-Mart Stores, Inc., 5.250%, due 09/01/35	1,565,490
			5,709,348
		Shopping Centers: 0.0%
841,000	C	Kimco Realty Corp., 5.783%, due 03/15/16	821,799
64,000	C	Kimco Realty Corp., 6.000%, due 11/30/12	65,296
			887,095
		Telecommunications: 1.1%
624,000	C	AT&T Mobility, LLC, 6.500%, due 12/15/11	651,994
1,338,000	C, L	AT&T, Inc., 6.500%, due 09/01/37	1,384,225
1,235,000	C	BellSouth Corp., 6.550%, due 06/15/34	1,264,328
1,213,000	C	Cisco Systems, Inc., 5.500%, due 02/22/16	1,206,891
1,619,000	@@, C, L	Deutsche Telekom International Finance BV, 5.750%, due 03/23/16	1,602,530
1,683,000	C	Nextel Communications, Inc., 5.950%, due 03/15/14	1,608,884
653,000	@@, C	Telecom Italia Capital SA, 5.250%, due 11/15/13	634,551
847,000	@@, C	Telefonica Emisones SAU, 7.045%, due 06/20/36	905,084
624,000	@@, C	Telefonica Europe BV, 7.750%, due 09/15/10	666,746
1,677,000	@@, C	TELUS Corp., 8.000%, due 06/01/11	1,816,322
3,434,000	C	Verizon New York, Inc., 6.875%, due 04/01/12	3,620,878
1,713,000	@@, C, L	Vodafone Group PLC, 5.625%, due 02/27/17	1,667,960
			17,030,393
		Transportation: 0.2%
1,846,000	C	Burlington Northern Santa Fe Corp., 5.650%, due 05/01/17	1,811,814
621,000	C	CSX Corp., 6.750%, due 03/15/11	645,551
796,000		CSX Corp., 7.900%, due 05/01/17	896,564
414,000	C	Union Pacific Corp., 6.125%, due 01/15/12	424,569
			3,778,498
		Warehouse/Industrial: 0.1%
1,635,000	C, L	Prologis, 5.750%, due 04/01/16	1,579,018
			1,579,018
		Total Corporate Bonds/Notes
		(Cost $161,335,674)	158,991,942
U.S. GOVERNMENT AGENCY OBLIGATIONS: 16.4%
		Federal Home Loan Bank: 0.1%
1,020,000	C	3.900%, due 02/25/08	1,015,942
			1,015,942
		Federal Home Loan Mortgage Corporation: 4.4%
22,146		4.500%, due 05/01/18	21,380
1,867,530		4.500%, due 08/01/18	1,802,935
1,590,876		4.500%, due 11/01/18	1,535,850
2,645,161		4.500%, due 01/01/19	2,553,669
98,504		4.500%, due 03/01/19	94,939
185,618		4.500%, due 02/01/20	178,899
1,324,878		4.500%, due 04/01/35	1,231,436

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
		Federal Home Loan Mortgage Corporation (continued)
$ 71,304		5.000%, due 12/01/17	$ 70,163
141,986		5.000%, due 03/01/18	139,594
1,787,244		5.000%, due 05/01/18	1,757,143
27,199		5.000%, due 09/01/18	26,740
1,642,847		5.000%, due 02/01/19	1,613,522
19,088		5.000%, due 06/01/19	18,748
57,794		5.000%, due 04/01/20	56,676
6,150		5.000%, due 05/01/20	6,031
45,460		5.000%, due 12/01/21	44,579
3,540,008		5.000%, due 09/01/33	3,389,076
1,726,004		5.000%, due 11/01/33	1,652,414
696,979		5.000%, due 03/01/34	666,700
469,926		5.000%, due 04/01/34	449,511
556,458		5.000%, due 05/01/35	531,764
1,166,953		5.000%, due 07/01/35	1,115,168
1,823,919		5.000%, due 08/01/35	1,742,980
836,065		5.000%, due 09/01/35	798,964
4,116,177		5.000%, due 10/01/35	3,933,515
6,500,000	L	5.500%, due 08/23/17	6,768,847
632,773		5.500%, due 01/01/19	631,694
60,361		5.500%, due 04/01/19	60,323
41,403		5.500%, due 06/01/19	41,332
162,924		5.500%, due 07/01/19	162,647
135,281		5.500%, due 08/01/19	135,050
27,846		5.500%, due 12/01/19	27,798
29,748		5.500%, due 02/01/20	29,677
17,013		5.500%, due 12/01/20	16,972
619,005		5.500%, due 10/01/21	617,513
29,029		5.500%, due 10/01/24	28,705
1,240,652		5.500%, due 06/01/25	1,225,738
558,475		5.500%, due 07/01/25	551,762
907,692		5.500%, due 08/01/25	896,781
901,596		5.500%, due 09/01/25	890,758
2,747,321		5.500%, due 05/01/33	2,698,288
2,351,758		5.500%, due 12/01/33	2,309,785
3,200,454		5.500%, due 01/01/34	3,143,334
326,686		5.500%, due 04/01/34	320,603
1,194,963		5.500%, due 10/01/34	1,172,710
200,798		5.500%, due 11/01/34	197,059
21,543		5.500%, due 03/01/35	21,124
168,371		5.500%, due 05/01/35	165,095
795,660		5.500%, due 07/01/35	780,182
453,782		5.500%, due 09/01/35	444,955
60,641		5.500%, due 10/01/35	59,461
36,467		5.500%, due 01/01/36	35,757
128,482		6.000%, due 04/01/16	130,426
217,119		6.000%, due 04/01/17	220,376
106,944		6.000%, due 07/01/17	108,548
157,905		6.000%, due 10/01/17	160,274
16,244		6.000%, due 10/01/18	16,460
1,651,422		6.000%, due 08/01/19	1,672,836
297,414		6.000%, due 09/01/19	301,270
5,146		6.000%, due 11/01/19	5,214
453,452		6.000%, due 05/01/21	459,253
33,154		6.000%, due 10/01/21	33,579
1,068,358		6.000%, due 02/01/23	1,079,143
376,098		6.000%, due 12/01/25	378,456
364,908		6.000%, due 02/01/26	367,195
222,459		6.000%, due 04/01/34	223,239
53,929		6.000%, due 05/01/34	54,118
951,730		6.000%, due 07/01/34	955,068
3,275,864		6.000%, due 08/01/34	3,287,357
294,398		6.000%, due 09/01/34	295,431
322,197		6.000%, due 07/01/35	322,890
742,787		6.000%, due 08/01/35	744,385
997,433		6.000%, due 11/01/35	999,579
25,812		6.000%, due 01/01/36	25,868
526,584		6.000%, due 03/01/36	527,387
18,756		6.000%, due 07/01/36	18,784
469,811		6.000%, due 10/01/36	471,459
1,931,663		6.000%, due 11/01/36	1,934,608
35,864		6.000%, due 01/01/37	35,919
1,005,915		6.000%, due 03/01/37	1,007,263
425,406		6.000%, due 05/01/37	425,976
1,180,018		6.000%, due 06/01/37	1,181,598
175,543		6.500%, due 05/01/34	179,271
251,794		6.500%, due 06/01/34	257,142
1,293,269		6.500%, due 08/01/34	1,320,736
337,945		6.500%, due 10/01/34	346,045
6,939		6.500%, due 11/01/34	7,086
18,272		6.500%, due 09/01/35	18,625

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
		Federal Home Loan Mortgage Corporation (continued)
$403,533		6.500%, due 05/01/37	$410,834
1,581,228		6.500%, due 07/01/37	1,609,835
			70,459,879
		Federal National Mortgage Corporation: 11.1%
154,592		4.010%, due 08/01/13	146,070
537,045		4.019%, due 08/01/13	505,774
634,285		4.500%, due 04/01/18	612,550
1,349,264		4.500%, due 06/01/18	1,303,028
851,833		4.500%, due 07/01/18	822,643
1,126,573		4.500%, due 03/01/19	1,086,131
17,837		4.500%, due 02/01/20	17,184
1,005,674		4.500%, due 04/01/20	969,573
504,098		4.500%, due 02/01/35	468,073
2,016,291		4.500%, due 03/01/35	1,872,209
37,385		4.500%, due 09/01/35	34,713
1,118,961		4.548%, due 05/01/14	1,073,337
156,421		4.621%, due 04/01/13	151,867
384,188		4.630%, due 04/01/14	369,642
819,251		4.781%, due 12/01/12	802,762
475,791		4.839%, due 08/01/14	462,797
30,897		4.845%, due 06/01/13	30,230
19,976		4.871%, due 02/01/14	19,511
462,774		4.880%, due 03/01/20	455,441
2,346,881		4.926%, due 04/01/15	2,281,302
248,000		4.940%, due 08/01/15	245,348
4,870		4.980%, due 09/01/15	4,779
803,571		5.000%, due 11/01/17	790,747
3,454,702		5.000%, due 02/01/18	3,399,572
229,655		5.000%, due 06/01/18	225,781
1,942,891		5.000%, due 12/01/18	1,904,684
1,725,630		5.000%, due 07/01/19	1,694,839
696,884		5.000%, due 09/01/19	684,450
106,807		5.000%, due 11/01/19	104,901
63,593		5.000%, due 03/01/20	62,361
544,308		5.000%, due 05/01/20	533,766
855,453		5.000%, due 07/01/20	838,884
27,605		5.000%, due 08/01/20	27,070
661,286		5.000%, due 11/01/33	633,131
1,296,597		5.000%, due 03/01/34	1,241,041
480,627		5.000%, due 05/01/34	459,750
672,515		5.000%, due 06/01/34	643,304
528,643		5.000%, due 08/01/34	505,680
1,461,362		5.000%, due 09/01/34	1,397,886
295,100		5.000%, due 11/01/34	282,282
258,919		5.000%, due 12/01/34	247,673
37,101		5.000%, due 03/01/35	35,454
1,845,345		5.000%, due 06/01/35	1,763,404
6,011,085		5.000%, due 07/01/35	5,744,167
1,560,363		5.000%, due 08/01/35	1,491,076
61,169		5.000%, due 10/01/35	58,452
2,318,224		5.000%, due 08/01/36	2,215,285
8,771		5.190%, due 11/01/15	8,624
16,697	X	5.370%, due 02/01/13	16,858
16,919		5.450%, due 04/01/17	17,026
307,655		5.471%, due 11/01/15	308,253
1,055,742		5.500%, due 11/01/17	1,056,768
24,258		5.500%, due 12/01/17	24,282
491,274		5.500%, due 01/01/18	491,752
988,771		5.500%, due 02/01/18	988,800
53,685		5.500%, due 12/01/18	53,687
402,546		5.500%, due 01/01/19	402,558
712,493		5.500%, due 06/01/19	711,792
1,513,334		5.500%, due 07/01/19	1,511,846
817,302		5.500%, due 08/01/19	816,498
993,335		5.500%, due 09/01/19	992,358
167,558		5.500%, due 11/01/19	167,394
313,021		5.500%, due 12/01/19	312,713
58,376		5.500%, due 04/01/20	58,272
30,863		5.500%, due 01/01/21	30,808
25,269		5.500%, due 03/01/21	25,218
50,531		5.500%, due 05/01/22	50,422
757,392		5.500%, due 05/01/25	748,501
512,159		5.500%, due 06/01/25	506,147
1,560,857		5.500%, due 02/01/33	1,533,450
215,399		5.500%, due 03/01/33	211,689
32,861		5.500%, due 05/01/33	32,284
2,386,987		5.500%, due 06/01/33	2,345,074
5,232,916		5.500%, due 07/01/33	5,141,032
2,650,137		5.500%, due 11/01/33	2,603,603

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount		Value
	Federal National Mortgage Corporation (continued)
$419,051	5.500%, due 12/01/33	$411,693
1,602,403	5.500%, due 01/01/34	1,574,267
2,161,069	5.500%, due 02/01/34	2,122,525
224,777	5.500%, due 03/01/34	220,743
694,255	5.500%, due 04/01/34	681,536
2,517,439	5.500%, due 05/01/34	2,471,243
425,910	5.500%, due 06/01/34	418,094
4,183,657	5.500%, due 07/01/34	4,106,887
1,309,042	5.500%, due 08/01/34	1,285,021
5,720,758	5.500%, due 09/01/34	5,615,783
7,345,453	5.500%, due 10/01/34	7,210,665
8,051,336	5.500%, due 11/01/34	7,903,594
3,492,613	5.500%, due 12/01/34	3,428,523
2,342,760	5.500%, due 01/01/35	2,299,321
1,113,741	5.500%, due 02/01/35	1,092,592
3,990,673	5.500%, due 03/01/35	3,914,172
1,428,620	5.500%, due 04/01/35	1,401,239
59,036	5.500%, due 05/01/35	57,905
1,089,642	5.500%, due 07/01/35	1,068,754
1,490,811	5.500%, due 08/01/35	1,462,287
3,261,249	5.500%, due 09/01/35	3,198,731
140,542	5.500%, due 10/01/35	137,847
92,787	5.500%, due 12/01/35	91,008
38,830	5.500%, due 02/01/36	38,086
730,772	5.500%, due 04/01/36	716,763
31,342	5.500%, due 06/01/36	30,710
58,108	5.500%, due 10/01/36	56,935
56,168	5.500%, due 11/01/36	55,035
102,287	5.500%, due 03/01/37	100,224
6,859,000	6.000%, due 05/15/08	6,908,954
55,443	6.000%, due 01/01/17	56,316
387,834	6.000%, due 02/01/17	393,937
14,615	6.000%, due 03/01/17	14,844
694,256	6.000%, due 08/01/17	705,108
22,190	6.000%, due 10/01/17	22,537
211,282	6.000%, due 03/01/18	214,585
2,014,484	6.000%, due 11/01/18	2,046,186
372,573	6.000%, due 01/01/21	377,625
45,377	6.000%, due 02/01/21	45,992
547,027	6.000%, due 05/01/21	554,445
432,491	6.000%, due 11/01/25	435,351
79,650	6.000%, due 01/01/34	80,065
1,707,124	6.000%, due 03/01/34	1,713,786
3,770,239	6.000%, due 04/01/34	3,785,986
265,290	6.000%, due 05/01/34	266,303
3,488,837	6.000%, due 06/01/34	3,502,157
2,440,653	6.000%, due 07/01/34	2,449,970
2,781,828	6.000%, due 08/01/34	2,792,449
1,846,352	6.000%, due 10/01/34	1,853,402
317,373	6.000%, due 11/01/34	318,584
275,684	6.000%, due 04/01/35	276,737
18,667	6.000%, due 08/01/35	18,713
400,642	6.000%, due 09/01/35	401,646
579,352	6.000%, due 10/01/35	580,803
16,456	6.000%, due 11/01/35	16,497
1,092,819	6.000%, due 12/01/35	1,095,557
751,042	6.000%, due 02/01/36	752,720
961,788	6.000%, due 03/01/36	963,540
1,928,665	6.000%, due 04/01/36	1,932,178
27,213	6.000%, due 06/01/36	27,275
846,980	6.000%, due 07/01/36	848,523
485,826	6.000%, due 08/01/36	486,711
51,102	6.000%, due 12/01/36	51,195
1,182,609	6.000%, due 01/01/37	1,184,628
909,157	6.000%, due 02/01/37	910,659
665,661	6.000%, due 03/01/37	666,761
1,660,979	6.000%, due 04/01/37	1,663,724
944,202	6.000%, due 05/01/37	945,762
1,166,468	6.000%, due 06/01/37	1,168,395
2,298,424	6.000%, due 07/01/37	2,302,221
7,246	6.253%, due 09/01/11	7,485
244,250	6.330%, due 03/01/11	251,520
510,748	6.500%, due 06/01/31	523,610
51,875	6.500%, due 07/01/31	53,181
1,168	6.500%, due 08/01/31	1,197
612,863	6.500%, due 09/01/31	628,297
345,128	6.500%, due 12/01/31	353,819
4,415	6.500%, due 01/01/32	4,526
8,351	6.500%, due 02/01/32	8,561
1,377,448	6.500%, due 07/01/32	1,410,951
1,216,659	6.500%, due 08/01/32	1,246,251

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Corporation (continued)
$958,152		6.500%, due 01/01/33	$981,456
146,351		6.500%, due 04/01/34	149,500
234,493		6.500%, due 06/01/34	239,539
844,975		6.500%, due 08/01/34	863,158
262,706		6.500%, due 03/01/36	267,568
10,028		6.500%, due 04/01/36	10,213
369,221		6.500%, due 05/01/36	376,054
1,055,978		6.500%, due 01/01/37	1,075,521
1,103,206		6.500%, due 02/01/37	1,123,554
517,131		6.500%, due 04/01/37	526,648
685,516		6.500%, due 05/01/37	698,133
30,279		6.500%, due 06/01/37	30,837
1,240,681		6.500%, due 07/01/37	1,263,515
4,247,000	L	6.625%, due 09/15/09	4,424,601
1,046,000		6.625%, due 11/15/10	1,112,502
85,249		7.500%, due 02/01/30	89,396
237,634		7.500%, due 03/01/31	248,579
6,261		7.500%, due 11/01/31	6,549
1,411		7.500%, due 02/01/32	1,476
			177,871,520
		Government National Mortgage Association: 0.8%
127,533		4.500%, due 07/20/33	119,169
24,431		4.500%, due 08/15/33	22,981
159,286		4.500%, due 09/15/33	149,835
655,614		4.500%, due 09/20/33	612,615
261,307		4.500%, due 12/20/34	243,951
112,667		5.000%, due 07/20/33	108,308
266,502		5.000%, due 03/15/34	258,193
785,987		5.000%, due 06/15/34	761,480
191,522		5.000%, due 10/15/34	185,551
1,015,333		5.500%, due 11/15/32	1,002,920
3,895,157		5.500%, due 05/15/33	3,846,866
933,778		5.500%, due 08/15/33	922,202
67,624		5.500%, due 12/15/33	66,786
116,194		5.500%, due 09/15/34	114,714
27,034		5.500%, due 02/15/35	26,679
85,490		5.500%, due 04/20/35	84,087
110,104		5.500%, due 10/15/35	108,657
826,783		6.000%, due 09/15/32	834,053
59,292		6.000%, due 10/15/32	59,814
891,946		6.000%, due 04/15/33	899,450
35,760		6.000%, due 04/15/34	36,034
912,201		6.000%, due 07/15/34	919,197
322,721		6.000%, due 09/15/34	325,197
664,021		6.000%, due 11/20/34	668,182
45,283		6.000%, due 01/20/35	45,536
440,016		6.000%, due 02/20/35	442,471
194,413		6.000%, due 04/20/35	195,498
425,230		6.500%, due 11/20/35	433,988
282,422		6.500%, due 02/20/36	288,727
			13,783,141
		Total U.S. Government Agency Obligations
		(Cost $267,434,317)	263,130,482
U.S. TREASURY OBLIGATIONS: 8.1%
		U.S. Treasury Bonds: 4.7%
485,000	L	3.875%, due 02/15/13	477,081
1,012,000	L	4.250%, due 08/15/13	1,011,289
2,146,000	L	4.250%, due 11/15/13	2,140,468
1,888,000	L	4.500%, due 02/15/36	1,790,504
739,000	L	4.750%, due 11/15/08	745,351
12,936,000	L	5.375%, due 02/15/31	13,851,636
6,686,000	L	5.500%, due 02/15/08	6,726,744
20,058,000	L	5.625%, due 05/15/08	20,242,915
460,000	L	6.000%, due 02/15/26	521,094
13,426,000	L	6.500%, due 02/15/10	14,184,368
10,019,000	L	6.750%, due 08/15/26	12,288,935
390,000	L	8.000%, due 11/15/21	514,495
57,000		9.875%, due 11/15/15	77,716
1,222,000	C	10.375%, due 11/15/12	1,231,833
			75,804,429
		U.S. Treasury Notes: 2.5%
6,458,000	L	3.000%, due 11/15/07	6,451,533
1,982,000	L	3.500%, due 11/15/09	1,963,421
25,933,000	L	4.875%, due 08/15/09	26,358,483
4,843,000	L	5.125%, due 06/30/11	5,012,888
			39,786,325
		Treasury Inflation Indexed Protected Securities: 0.9%
6,252,000	L	2.000%, due 01/15/14	6,948,896
5,217,000		4.250%, due 01/15/10	6,766,324
			13,715,220
		Total U.S. Treasury Obligations
		(Cost $127,617,913)	129,305,974

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
ASSET-BACKED SECURITIES: 1.0%
		Home Equity Asset-Backed Securities: 0.2%
$1,481,000	#, C	Bayview Financial Revolving Mortgage Loan Trust, 5.929%, due 12/28/40	$1,480,995
1,076,000	C	GMAC Mortgage Corp. Loan Trust, 5.805%, due 10/25/36	1,033,682
1,204,000	C	Residential Funding Mortgage Securities II, Inc., 5.320%, due 12/25/35	1,152,047
			3,666,724
		Other Asset-Backed Securities: 0.8%
26,394	C	Countrywide Asset-Backed Certificates, 4.575%, due 07/25/35	26,180
522,930	C	Countrywide Asset-Backed Certificates, 4.823%, due 08/25/35	518,548
919,000	C	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	906,957
443,847	C	Residential Asset Mortgage Products, Inc., 4.109%, due 01/25/35	438,922
730,484	C	Small Business Administration, 4.770%, due 04/01/24	716,323
1,025,246	C	Small Business Administration, 4.990%, due 09/01/24	1,015,039
1,170,192	C	Small Business Administration, 5.090%, due 10/01/25	1,162,210
3,551,088	C	Small Business Administration, 5.110%, due 08/01/25	3,530,221
1,194,884	C	Small Business Administration, 5.180%, due 05/01/24	1,197,845
857,195	C	Small Business Administration, 5.390%, due 12/01/25	863,775
1,867,935	C	Structured Asset Securities Corp., 4.670%, due 03/25/35	1,856,489
			12,232,509
		Total Asset-Backed Securities
		(Cost $16,066,434)	15,899,233
COLLATERALIZED MORTGAGE OBLIGATIONS: 4.2%
1,716,000	C, L	Banc of America Commercial Mortgage, Inc., 4.857%, due 07/10/43	1,653,236
1,565,237	C	Banc of America Commercial Mortgage, Inc., 5.353%, due 09/10/47	1,538,220
1,526,712	C	Banc of America Commercial Mortgage, Inc., 5.482%, due 01/15/49	1,508,744
1,102,472	C	Bear Stearns Commercial Mortgage Securities, 5.116%, due 02/11/41	1,079,040
35,457	#, C	BlackRock Capital Finance LP, 7.750%, due 09/25/26	34,332
135,821	C	Chase Commercial Mortgage Securities Corp., 7.543%, due 07/15/32	137,485
2,002,366	C	Citigroup Commercial Mortgage Trust, 5.462%, due 10/15/49	1,957,565
384,000	C	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.400%, due 07/15/44	383,431
1,986,000	C	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.648%, due 10/15/48	1,970,781
1,988,000	C	Credit Suisse Mortgage Capital Certificates, 5.343%, due 12/15/39	1,925,992
1,185,308	C	Credit Suisse Mortgage Capital Certificates, 5.509%, due 09/15/39	1,163,186
306,268	#	Crimmi Mae Commercial Mortgage Trust, 7.000%, due 06/02/33	306,268
39,997	C	Deutsche Mortgage and Asset Receiving Corp., 6.538%, due 06/15/31	39,925
727,209	C	Entergy Louisiana, LLC, 8.090%, due 01/02/17	732,474
116,800	#, C	Falcon Franchise Loan, LLC, 7.382%, due 05/05/10	117,965
1,102,000	C	GE Capital Commercial Mortgage Corp., 5.518%, due 03/10/44	1,080,379
1,179,069	C	Greenwich Capital Commercial Funding Corp., 4.305%, due 08/10/42	1,162,429
1,287,876	C	Greenwich Capital Commercial Funding Corp., 5.224%, due 04/10/37	1,271,615
1,660,000	C	Greenwich Capital Commercial Funding Corp., 5.317%, due 06/10/36	1,650,886
122,000	C	Greenwich Capital Commercial Funding Corp., 5.475%, due 03/10/39	119,028
1,018,000	C	Greenwich Capital Commercial Funding Corp., 6.111%, due 07/10/38	1,035,795
1,180,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 4.780%, due 07/15/42	1,114,112
1,452,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 4.948%, due 09/12/37	1,386,608
1,727,379	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.038%, due 03/15/46	1,676,530
1,661,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, due 05/15/47	1,614,081
1,660,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.380%, due 05/15/41	1,647,153
984,476	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, due 05/15/45	961,844
1,830,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.472%, due 01/12/43	1,819,952
2,007,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.475%, due 04/15/43	2,003,498
2,007,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, due 05/12/45	2,010,388
1,943,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.855%, due 06/12/43	1,958,724
2,007,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 6.066%, due 04/15/45	2,067,361
60,361	C	LB Commercial Conduit Mortgage Trust, 6.480%, due 02/18/30	60,289
522,215	C	LB-UBS Commercial Mortgage Trust, 5.413%, due 09/15/39	509,767
116,000	C	LB-UBS Commercial Mortgage Trust, 5.455%, due 02/15/40	112,972
850,000	C	Merrill Lynch Mortgage Trust, 5.442%, due 01/12/44	833,229
1,864,000	C	Merrill Lynch Mortgage Trust, 5.843%, due 05/12/39	1,868,007
2,040,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, due 12/12/49	1,960,135
249,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.378%, due 08/12/48	245,102
36,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.657%, due 02/12/39	35,655
34,171,980	#, C, ^	Morgan Stanley Capital I, 0.693%, due 11/15/30	320,140
1,354,932	C	Morgan Stanley Capital I, 5.168%, due 01/14/42	1,324,456
254,564	C	Multi-Family Capital Access One, Inc., 6.650%, due 01/15/24	256,139
1,913,037	#, C	Nomura Asset Securities Corp., 9.781%, due 04/04/27	2,120,965
772,000	C	RAAC Series, 4.971%, due 09/25/34	761,070
1,406,012	#, C	Spirit Master Funding, LLC, 5.050%, due 07/20/23	1,323,676
668,486	#, C	System Energy Resources, Inc., 5.129%, due 01/15/14	667,306
70,000	C	Wachovia Bank Commercial Mortgage Trust, 4.750%, due 05/15/44	65,962
1,725,000	C	Wachovia Bank Commercial Mortgage Trust, 4.847%, due 10/15/41	1,657,593
2,279,000	C	Wachovia Bank Commercial Mortgage Trust, 4.935%, due 04/15/42	2,202,437
1,732,000	C	Wachovia Bank Commercial Mortgage Trust, 5.083%, due 03/15/42	1,690,738
67,000	C	Wachovia Bank Commercial Mortgage Trust, 5.118%, due 07/15/42	65,617

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,988,000	C	Wachovia Bank Commercial Mortgage Trust, 5.339%, due 11/15/48		$1,927,500
1,216,000	C	Wachovia Bank Commercial Mortgage Trust, 5.385%, due 10/15/44		1,187,890
1,823,000	C	Wachovia Bank Commercial Mortgage Trust, 5.466%, due 01/15/45		1,792,371
887,000	C, ^	Wachovia Bank Commercial Mortgage Trust, 5.490%, due 12/15/44		870,775
1,986,000	C	Wachovia Bank Commercial Mortgage Trust, 5.603%, due 10/15/48		1,961,173
1,379,000	C	Wachovia Bank Commercial Mortgage Trust, 5.795%, due 07/15/45		1,381,512
1,387,000	C	Wachovia Bank Commercial Mortgage Trust, 6.164%, due 06/15/45		1,415,723
		Total Collateralized Mortgage Obligations
		(Cost $69,888,870)		67,747,226
OTHER BONDS: 0.2%
		Foreign Government Bonds: 0.2%
425,000		Financing Corp., 9.650%, due 11/02/18		589,350
736,000	@@	Israel Government International Bond, 4.625%, due 06/15/13		709,186
1,884,000	@@, L	Province of Ontario Canada, 5.000%, due 10/18/11		1,906,480
		Total Other Bonds
		(Cost $3,233,147)		3,205,016
		Total Long-Term Investments
		(Cost $1,492,498,492)		1,580,724,114
SHORT-TERM INVESTMENTS: 20.7%
		Commercial Paper: 1.0%
16,083,000		Natexis Banques Populaires, 5.140%, due 10/01/07		16,080,704
		Total Commercial Paper
		(Cost $16,080,704)		16,080,704
		Securities Lending Collateralcc: 19.7%
315,053,467		Bank of New York Mellon Corp. Institutional Cash Reserves		315,053,467
		Total Securities Lending Collateral
		(Cost $315,053,467)		315,053,467
		Total Short-Term Investments
		(Cost $331,134,171)		331,134,171
		Total Investments in Securities
		(Cost $1,823,632,663)	119.2%	$ 1,911,858,285
		Other Assets and Liabilities — Net	(19.2)	(307,386,897)
		Net Assets	100.0%	$ 1,604,471,388

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
^	Interest Only (IO) Security

*	Cost for federal income tax purposes is $1,830,213,746.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$134,874,723
	Gross Unrealized Depreciation	(53,230,184)
	Net Unrealized Appreciation	$81,644,539

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 91.2%
		Electric: 43.7%
429,880	@	AES Corp.	$ 8,614,795
107,240,780	@@	AES Tiete SA	3,722,127
14,200	@	Allegheny Energy, Inc.	742,092
37,200		Ameren Corp.	1,953,000
262,520		American Electric Power Co., Inc.	12,096,922
232,070	@@	British Energy Group PLC	2,521,220
130,470	@@	CEZ AS	7,985,920
558,620		CMS Energy Corp.	9,395,988
51,610		Consolidated Edison, Inc.	2,389,543
107,280		Constellation Energy Group, Inc.	9,203,551
32,000		Dominion Resources, Inc.	2,697,600
231,210		DPL, Inc.	6,071,575
104,810		DTE Energy Co.	5,076,996
321,380	@	Dynegy, Inc. - Class A	2,969,551
64,333	@@	E.ON AG	11,856,102
135,880		Edison International	7,534,546
2,500	@@	Electricite de France	264,071
89,550,000	@@	Eletropaulo Metropolitana de Sao Paulo SA	5,954,855
265,910	@@	Enersis SA ADR	4,717,243
27,040		Entergy Corp.	2,928,162
26,030		Exelon Corp.	1,961,621
49,630		FirstEnergy Corp.	3,143,564
158,960		FPL Group, Inc.	9,677,485
99,819	@@	Iberdrola SA	5,852,812
41,160		Integrys Energy Group, Inc.	2,108,627
743,710	@@	International Power PLC	6,864,663
273,990		MDU Resources Group, Inc.	7,627,882
106,190	@	Mirant Corp.	4,319,809
77,700		Northeast Utilities	2,219,889
500,680	@	NRG Energy, Inc.	21,173,759
232,080		Pepco Holdings, Inc.	6,284,726
192,600		PG&E Corp.	9,206,280
49,310		Portland General Electric Co.	1,370,818
159,020		Public Service Enterprise Group, Inc.	13,992,170
142,330	@@	Red Electrica de Espana	7,364,059
189,400	@@	Scottish & Southern Energy PLC	5,845,879
18,300	@@	Suez SA	1,075,418
162,200		Xcel Energy, Inc.	3,493,788
			222,279,108
		Energy — Alternate Sources: 0.6%
116,960	@	Covanta Holding Corp.	2,866,690
			2,866,690
		Engineering & Construction: 0.1%
2,100	@@	Acciona SA	569,706
			569,706
		Gas: 3.5%
19,030		AGL Resources, Inc.	753,969
327,270	@@	Enagas	8,458,182
7,500		Energen Corp.	428,400
136,760		Sempra Energy	7,948,491
			17,589,042
		Internet: 0.6%
34,084	@@	Iliad SA	3,158,910
			3,158,910
		Media: 5.6%
174,490		Citadel Broadcasting Corp.	725,878
359,985	@	Comcast Corp. – Special Class A	8,625,241
153,220	@@	Grupo Televisa SA ADR	3,703,327
121,900	@, @@	NET Servicos de Comunicacao SA	2,011,716
79,000		News Corp. - Class A	1,737,210
81,160	@@	Rogers Communications, Inc. - Class B (Canadian Denominated Security)	3,694,691
237,060	@	Time Warner Cable, Inc.	7,775,568
			28,273,631
		Oil & Gas: 3.5%
3,400		EOG Resources, Inc.	245,922
56,800		Noble Corp.	2,786,040
57,370	@@	OAO Gazprom ADR	2,519,116
189,960	@@	Talisman Energy, Inc.	3,729,874
23,740	@@	Total SA	1,923,722
76,240	@	Ultra Petroleum Corp.	4,729,930
53,150	@	Venoco, Inc.	911,523
17,600		XTO Energy, Inc.	1,088,384
			17,934,511

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services: 0.9%
118,100		Halliburton Co.	$ 4,535,040
			4,535,040
		Pipelines: 7.6%
319,620		El Paso Corp.	5,423,951
275,820		Equitable Resources, Inc.	14,306,783
107,240		Questar Corp.	5,633,317
387,421		Williams Cos., Inc.	13,195,559
			38,559,610
		Telecommunications: 24.3%
98,970	@@	America Movil SA de CV ADR	6,334,080
55,870	@	American Tower Corp.	2,432,580
374,140		AT&T, Inc.	15,829,863
10,900	@, @@	Bharti Airtel Ltd.	256,318
334,510	@@	Cellcom Israel Ltd.	8,135,283
70,390		Citizens Communications Co.	1,007,985
127,940		Embarq Corp.	7,113,464
1,236,000	@, @@	Hutchison Telecommunications International Ltd.	1,712,308
9,800	@, @@	Millicom International Cellular SA	822,220
66,540	@@	Mobile Telesystems Finance SA ADR	4,611,887
161,500	@@	MTN Group Ltd.	2,448,482
60,700		NTELOS Holdings Corp.	1,788,222
49,980	@@	Orascom Telecom GDR	3,260,440
115,500	@@	Partner Communications ADR	1,912,680
28,800	@@	Philippine Long Distance Telephone Co.	1,854,431
37,900	@@	Philippine Long Distance Telephone Co. ADR	2,438,486
913,360	@	Qwest Communications International, Inc.	8,366,378
249,500	@@	Royal KPN NV	4,323,731
1,103,900	@@	Singapore Telecommunications Ltd.	2,982,076
21,100	@@	Tele Norte Leste Participacoes SA	702,182
158,900	@, @@	Telecom Argentina SA ADR	3,900,995
35,159	@@	Telecom Egypt	106,804
291,450	@@	Telefonica SA	8,142,563
29,100	@@	Telekom Austria AG	762,200
449,870	@, @@	Telenor ASA	8,981,473
87,800	@@	TeliaSonera AB	793,183
111,150	@@	TELUS Corp.	6,257,880
125,420	@@	Tim Participacoes SA ADR	5,087,035
1,576,540	@@	Vodafone Group PLC	5,682,605
365,424		Windstream Corp.	5,159,787
			123,207,621
		Water: 0.8%
49,920	@@	Veolia Environnement	4,292,245
			4,292,245
		Total Common Stock
		(Cost $396,615,682 )	463,266,114

PREFERRED STOCK: 4.9%
		Electric: 4.2%
184,490		Entergy Corp.	12,333,157
21,540		NRG Energy, Inc.	7,967,108
27,340		PNM Resources, Inc.	1,215,263
			21,515,528
		Pipelines: 0.7%
2,460		El Paso Corp.	3,478,133
			3,478,133
		Total Preferred Stock
		(Cost $20,884,609 )	24,993,661

WARRANTS: 0.4%
		Electric: 0.4%
1,574,000	@, @@, X	Unified Energy System	1,912,410
		Total Warrants
		(Cost $2,008,975 )	1,912,410

Principal Amount			Value
CONVERTIBLE BONDS: 0.6%
		Coal: 0.2%
$ 1,230,000	C	Peabody Energy Corp., 4.750%, due 12/15/41	$ 1,297,650
			1,297,650
		Energy — Alternate Sources: 0.1%
502,000	C	Covanta Holding Corp., 1.000%, due 02/01/27	513,295
			513,295
		Telecommunications: 0.3%
1,460,000	C	Level 3 Communications, Inc., 3.500%, due 06/15/12	1,587,750
			1,587,750
		Total Convertible Bonds
		(Cost $3,619,044 )	3,398,695

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
	Telecommunications (continued)
	Total Long-Term Investments
	(Cost $423,128,310 )		$ 493,570,880
SHORT-TERM INVESTMENTS: 3.3%
	Commercial Paper: 3.3%
16,837,000	Natexis Banques Populaires, 5.140%, due 10/01/07		16,834,596
	Total Short-Term Investments
	(Cost $16,834,596)		16,834,596
	Total Investments in Securities
	(Cost $439,962,906 )	100.4%	$ 510,405,476
	Other Assets and Liabilities — Net	(0.4)	(2,270,862)
	Net Assets	100.0%	$ 508,134,614

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
C	Bond may be called prior to maturity date.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $440,314,338.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$ 75,743,888
	Gross Unrealized Depreciation	(5,652,750)
	Net Unrealized Appreciation	$ 70,091,138

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2007 (Unaudited) (continued)

At September 30, 2007 the following forward currency contracts were outstanding for the ING MFS Utilities Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
EURO			USD
EUR 44,366	Buy	12/14/07	61,738	63,355	$1,617
EURO
EUR 51,969	Buy	12/14/07	73,679	74,213	534
British Pound Sterling
GBP 125,102	Buy	12/14/07	252,225	255,518	3,293
British Pound Sterling
GBP 78,341	Buy	12/14/07	158,473	160,011	1,538
					$6,982

EURO
EUR 3,383,806	Sell	12/14/07	4,715,841	4,832,144	$(116,303)
EURO
EUR 16,152,805	Sell	11/19/07	22,416,863	23,058,857	(641,994)
EURO
EUR 1,610,000	Sell	12/19/07	2,236,483	2,299,244	(62,761)
EURO
EUR 169,780	Sell	12/19/07	235,844	242,462	(6,618)
EURO
EUR 1,823,040	Sell	12/19/07	2,533,880	2,603,488	(69,608)
EURO
EUR 237,870	Sell	12/14/07	335,504	339,684	(4,180)
EURO
EUR 98,934	Sell	12/14/07	139,942	141,280	(1,338)
British Pound Sterling
GBP 16,280	Sell	12/14/07	32,994	33,252	(258)
British Pound Sterling
GBP 6,038,542	Sell	12/19/07	12,101,238	12,332,281	(231,043)
					$(1,134,103)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio ®	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 99.6%
		Advertising: 0.2%
24,200	L	Omnicom Group	$ 1,163,778
			1,163,778
		Aerospace/Defense: 3.3%
52,800		Boeing Co.	5,543,472
6,800		General Dynamics Corp.	574,396
10,800		L-3 Communications Holdings, Inc.	1,103,112
27,100		Lockheed Martin Corp.	2,940,079
34,500		Northrop Grumman Corp.	2,691,000
47,500		Raytheon Co.	3,031,450
25,000		United Technologies Corp.	2,012,000
			17,895,509
		Agriculture: 2.3%
175,600		Altria Group, Inc.	12,209,468
2,600		UST, Inc.	128,960
			12,338,428
		Airlines: 0.1%
8,900	@, L	AMR Corp.	198,381
5,800	@, L	Continental Airlines, Inc.	191,574
2,000	@, L	Northwest Airlines Corp.	35,600
2,200	@, L	UAL Corp.	102,366
6,000	@	US Airways Group, Inc. - NEW	157,500
			685,421
		Apparel: 0.3%
24,500		Nike, Inc.	1,437,170
1,300		Polo Ralph Lauren Corp.	101,075
			1,538,245
		Auto Manufacturers: 0.0%
1,900	L	General Motors Corp.	69,730
			69,730
		Auto Parts & Equipment: 0.1%
4,000	@	Goodyear Tire & Rubber Co.	121,640
4,700	@, L	Lear Corp.	150,870
			272,510
		Banks: 6.0%
253,408		Bank of America Corp.	12,738,820
60,600		Bank of New York Mellon Corp.	2,674,884
24,300		Fifth Third Bancorp.	823,284
8,500	L	Keycorp.	274,805
71,500		US Bancorp.	2,325,895
150,013	L	Wachovia Corp.	7,523,152
171,100		Wells Fargo & Co.	6,094,582
			32,455,422
		Beverages: 1.3%
63,000		Coca-Cola Co.	3,620,610
45,400		PepsiCo, Inc.	3,326,004
			6,946,614
		Biotechnology: 1.1%
46,700	@	Amgen, Inc.	2,641,819
35,100	@	Biogen Idec, Inc.	2,328,183
10,400	@, L	Genentech, Inc.	811,408
2,400	@, L	Invitrogen Corp.	196,152
			5,977,562
		Building Materials: 0.0%
1,700		Lennox International, Inc.	57,460
4,800	@, L	USG Corp.	180,240
			237,700
		Chemicals: 0.6%
1,200		Ashland, Inc.	72,252
2,600		Celanese Corp.	101,348
1,600		CF Industries Holdings, Inc.	121,456
66,200		Dow Chemical Co.	2,850,572
3,900	@, L	Terra Industries, Inc.	121,914
			3,267,542
		Commercial Services: 1.1%
71,300	@@, L	Accenture Ltd.	2,869,825
2,300	@	Apollo Group, Inc. - Class A	138,345
2,800	@, W	ChoicePoint, Inc.	106,176
8,600	@	Convergys Corp.	149,296
1,100	@	Gartner, Inc.	26,906
2,800	@	Hewitt Associates, Inc.	98,140
1,800	@	ITT Educational Services, Inc.	219,042
37,800		McKesson Corp.	2,222,262
2,400		Robert Half International, Inc.	71,664
			5,901,656

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio ®	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Computers: 7.8%
3,300	@	Affiliated Computer Services, Inc.	$ 165,792
41,000	@	Apple, Inc.	6,295,140
10,600	@	Brocade Communications Systems, Inc.	90,736
3,200	@	Cadence Design Systems, Inc.	71,008
4,500	@	Computer Sciences Corp.	251,550
94,100	@	Dell, Inc.	2,597,160
2,400	@, L	DST Systems, Inc.	205,944
103,200		Electronic Data Systems Corp.	2,253,888
163,800	@	EMC Corp.	3,407,040
229,400		Hewlett-Packard Co.	11,421,826
117,800	L	International Business Machines Corp.	13,876,840
5,100	@	Lexmark International, Inc.	211,803
700	@	Micros Systems, Inc.	45,549
4,800	@	NCR Corp.	239,040
9,400	@, L	Network Appliance, Inc.	252,954
4,600	@	Synopsys, Inc.	124,568
8,700	@	Western Digital Corp.	220,284
			41,731,122
		Cosmetics/Personal Care: 0.9%
69,232		Procter & Gamble Co.	4,869,779
			4,869,779
		Diversified Financial Services: 9.7%
42,140		Ameriprise Financial, Inc.	2,659,455
14,900		Bear Stearns Cos., Inc.	1,829,869
274,200		Citigroup, Inc.	12,796,914
16,050	@	Discover Financial Services	333,840
54,400		Fannie Mae	3,308,064
35,000		Goldman Sachs Group, Inc.	7,585,900
7,300	L	Janus Capital Group, Inc.	206,444
225,900		JPMorgan Chase & Co.	10,350,738
17,000	L	Lehman Brothers Holdings, Inc.	1,049,410
81,600		Merrill Lynch & Co., Inc.	5,816,448
100,200		Morgan Stanley	6,312,600
			52,249,682
		Electric: 0.7%
4,600		American Electric Power Co., Inc.	211,968
30,100		Edison International	1,669,045
22,000		PG&E Corp.	1,051,600
15,900		Progress Energy, Inc.	744,915
			3,677,528
		Electronics: 0.7%
68,600	@, L	Agilent Technologies, Inc.	2,529,968
4,200	@	Arrow Electronics, Inc.	178,584
5,300	@	Avnet, Inc.	211,258
2,400		Tektronix, Inc.	66,576
2,900	@	Thomas & Betts Corp.	170,056
24,000	L	Tyco Electronics Ltd.	850,320
			4,006,762
		Food: 1.9%
51,000		ConAgra Foods, Inc.	1,332,630
17,500		General Mills, Inc.	1,015,175
33,700		HJ Heinz Co.	1,556,940
17,000		Kellogg Co.	952,000
58,700		Kroger Co.	1,674,124
65,700		Safeway, Inc.	2,175,327
96,600		Sara Lee Corp.	1,612,254
			10,318,450
		Forest Products & Paper: 0.5%
61,400	L	International Paper Co.	2,202,418
4,900	L	Weyerhaeuser Co.	354,270
			2,556,688
		Gas: 0.2%
20,300		Sempra Energy	1,179,836
			1,179,836
		Hand/Machine Tools: 0.0%
2,500		Black & Decker Corp.	208,250
700		Stanley Works	39,291
			247,541
		Healthcare — Products: 2.4%
32,300		Baxter International, Inc.	1,817,844
20,100	@, @@, L	Covidien Ltd.	834,150
600	@	Intuitive Surgical, Inc.	138,000
136,900		Johnson & Johnson	8,994,330
3,300	@, L	Kinetic Concepts, Inc.	185,724
6,100		Medtronic, Inc.	344,101
8,400	@	Zimmer Holdings, Inc.	680,316
			12,994,465
		Healthcare — Services: 3.6%
65,300		Aetna, Inc.	3,543,831

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio ®	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare — Services (continued)
2,300	@	Coventry Health Care, Inc.	$ 143,083
4,000	@	Health Net, Inc.	216,200
4,000	@	Humana, Inc.	279,520
1,000	@	Lincare Holdings, Inc.	36,650
166,309		UnitedHealth Group, Inc.	8,054,345
88,609	@	WellPoint, Inc.	6,993,022
			19,266,651
		Home Builders: 0.1%
3,100		Centex Corp.	82,367
3,700	L	KB Home	92,722
4,100	L	Lennar Corp.	92,865
400	@, L	NVR, Inc.	188,100
3,700	@, L	Toll Brothers, Inc.	73,963
			530,017
		Home Furnishings: 0.0%
2,300	L	Tempur-Pedic International, Inc.	82,225
			82,225
		Household Products/Wares: 0.0%
1,100	@	Fossil, Inc.	41,096
800		Scotts Miracle-Gro Co.	34,200
			75,296
		Housewares: 0.0%
1,000		Toro Co.	58,830
			58,830
		Insurance: 6.5%
20,100	@@	ACE Ltd.	1,217,457
47,500		Allstate Corp.	2,716,525
1,800		AMBAC Financial Group, Inc.	113,238
151,700		American International Group, Inc.	10,262,505
23,200	L	AON Corp.	1,039,592
2,200		Assurant, Inc.	117,700
55,900		Chubb Corp.	2,998,476
30,600		Cigna Corp.	1,630,674
14,200	L	CNA Financial Corp.	558,344
2,100		First American Corp.	76,902
86,500		Genworth Financial, Inc.	2,658,145
1,400		HCC Insurance Holdings, Inc.	40,096
19,800		Lincoln National Corp.	1,306,206
2,100		MBIA, Inc.	128,205
31,600		Metlife, Inc.	2,203,468
2,300	L	MGIC Investment Corp.	74,313
2,400		PMI Group, Inc.	78,480
34,000		Principal Financial Group, Inc.	2,145,060
1,900		Safeco Corp.	116,318
65,600		Travelers Cos., Inc.	3,302,304
27,300	@@, L	XL Capital Ltd.	2,162,160
			34,946,168
		Internet: 1.6%
2,200	@, @@, L	Check Point Software Technologies	55,396
40,500	@	eBay, Inc.	1,580,310
9,600	@, L	Google, Inc. - Class A	5,445,792
4,800	@	McAfee, Inc.	167,376
59,900	@, L	Symantec Corp.	1,160,862
3,800	@	VeriSign, Inc.	128,212
			8,537,948
		Iron/Steel: 0.6%
2,300	@	AK Steel Holding Corp.	101,085
700		Carpenter Technology Corp.	91,007
31,100		Nucor Corp.	1,849,517
2,000		Steel Dynamics, Inc.	93,400
11,700		United States Steel Corp.	1,239,498
			3,374,507
		Lodging: 0.1%
7,400		Marriott International, Inc.	321,678
2,500		Wyndham Worldwide Corp.	81,900
			403,578
		Machinery — Construction & Mining: 0.2%
13,800		Caterpillar, Inc.	1,082,334
			1,082,334
		Machinery — Diversified: 0.1%
4,400		Cummins, Inc.	562,716
2,200		Rockwell Automation, Inc.	152,922
			715,638
		Media: 3.7%
58,500	L	CBS Corp. - Class B	1,842,750
77,900		Clear Channel Communications, Inc.	2,916,576
31,200	@	EchoStar Communications Corp.	1,460,472
34,500		Gannett Co., Inc.	1,507,650
6,300	@, L	Liberty Global, Inc.	258,426
1,800	@	Liberty Media Corp. - Capital Shares A	224,694
180,800		Time Warner, Inc.	3,319,488

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio ®	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Media (continued)
64,800	@, L	Viacom - Class B	$ 2,525,256
168,000		Walt Disney Co.	5,777,520
			19,832,832
		Mining: 0.4%
16,900	L	Southern Copper Corp.	2,092,727
			2,092,727
		Miscellaneous Manufacturing: 4.4%
28,500		3M Co.	2,667,030
1,100		Acuity Brands, Inc.	55,528
23,300		Eaton Corp.	2,307,632
292,700		General Electric Co.	12,117,780
65,100		Honeywell International, Inc.	3,871,497
600		ITT Corp.	40,758
2,200		SPX Corp.	203,632
1,400		Teleflex, Inc.	109,088
55,600	@@, L	Tyco International Ltd.	2,465,304
			23,838,249
		Office/Business Equipment: 0.4%
127,200	@	Xerox Corp.	2,205,648
			2,205,648
		Oil & Gas: 11.4%
23,600		Anadarko Petroleum Corp.	1,268,500
163,794		Chevron Corp.	15,327,843
93,700		ConocoPhillips	8,224,049
295,100		ExxonMobil Corp.	27,314,456
300		Hess Corp.	19,959
1,200		Holly Corp.	71,796
38,600		Marathon Oil Corp.	2,200,972
48,200		Occidental Petroleum Corp.	3,088,656
4,400		Tesoro Petroleum Corp.	202,488
48,600		Valero Energy Corp.	3,264,948
			60,983,667
		Oil & Gas Services: 1.7%
3,600	@	Dresser-Rand Group, Inc.	153,756
5,300	@	Global Industries Ltd.	136,528
81,600	L	Schlumberger Ltd.	8,568,000
			8,858,284
		Packaging & Containers: 0.1%
5,400	@	Owens-Illinois, Inc.	223,830
1,900		Packaging Corp. of America	55,233
			279,063
		Pharmaceuticals: 3.8%
2,900		AmerisourceBergen Corp.	131,457
36,000		Bristol-Myers Squibb Co.	1,037,520
3,200		Cardinal Health, Inc.	200,096
6,800		Eli Lilly & Co.	387,124
900	@	Endo Pharmaceuticals Holdings, Inc.	27,909
31,400	@, L	Express Scripts, Inc.	1,752,748
44,800	@	Forest Laboratories, Inc.	1,670,592
16,000	@	King Pharmaceuticals, Inc.	187,520
35,500	@	Medco Health Solutions, Inc.	3,208,845
1,800	@	NBTY, Inc.	73,080
374,400		Pfizer, Inc.	9,146,592
5,100	@, L	Sepracor, Inc.	140,250
48,700		Wyeth	2,169,585
			20,133,318
		Regional Malls: 0.1%
7,000	L	General Growth Properties, Inc.	375,340
			375,340
		Retail: 2.6%
4,300	@	Autonation, Inc.	76,196
1,800	@	Autozone, Inc.	209,052
6,100	@, L	Big Lots, Inc.	182,024
4,500	@	Chico’s FAS, Inc.	63,225
2,129	@, L	Chipotle Mexican Grill, Inc.	227,803
24,000		Costco Wholesale Corp.	1,472,880
4,800	@	Dollar Tree Stores, Inc.	194,592
7,300	L	Family Dollar Stores, Inc.	193,888
86,100	L	Home Depot, Inc.	2,793,084
800		JC Penney Co., Inc.	50,696
58,000		Macy’s, Inc.	1,874,560
22,400		McDonald’s Corp.	1,220,128
1,200		Men’s Wearhouse, Inc.	60,624
8,600	L	RadioShack Corp.	177,676
15,000	@, L	Sears Holding Corp.	1,908,000
300		Target Corp.	19,071
44,300		TJX Cos., Inc.	1,287,801
54,000		Yum! Brands, Inc.	1,826,820
			13,838,120
		Savings & Loans: 0.5%
68,100	L	Washington Mutual, Inc.	2,404,611
			2,404,611

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio ®	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors: 2.5%
34,400	L	Analog Devices, Inc.	$ 1,243,904
130,100		Applied Materials, Inc.	2,693,070
13,000	@	Atmel Corp.	67,080
6,800	@	Integrated Device Technology, Inc.	105,264
129,800		Intel Corp.	3,356,628
2,900		Intersil Corp.	96,947
2,700		KLA-Tencor Corp.	150,606
2,100	@	Lam Research Corp.	111,846
6,700	L	Linear Technology Corp.	234,433
8,600		National Semiconductor Corp.	233,232
7,000	@, L	Novellus Systems, Inc.	190,820
22,700	@	Nvidia Corp.	822,648
13,100	@	Teradyne, Inc.	180,780
92,700		Texas Instruments, Inc.	3,391,893
1,700	@	Varian Semiconductor Equipment Associates, Inc.	90,984
8,800		Xilinx, Inc.	230,032
			13,200,167
		Software: 5.4%
6,000	@	Activision, Inc.	129,540
40,000	@, L	Adobe Systems, Inc.	1,746,400
1,000	@	Ansys, Inc.	34,170
5,400	@	Autodesk, Inc.	269,838
61,300		Automatic Data Processing, Inc.	2,815,509
15,500	@	BEA Systems, Inc.	214,985
7,000	@	BMC Software, Inc.	218,610
11,000	L	CA, Inc.	282,920
3,100	@	Citrix Systems, Inc.	124,992
2,000	@, @@	Cognos, Inc.	83,060
12,700	@	Compuware Corp.	101,854
2,700		Fidelity National Information Services, Inc.	119,799
8,500	@	Intuit, Inc.	257,550
10,200		Mastercard, Inc.	1,509,294
584,800		Microsoft Corp.	17,228,208
16,000	@	Novell, Inc.	122,240
164,100	@	Oracle Corp.	3,552,765
9,200	@	Red Hat, Inc.	182,804
2,000	@	Salesforce.com, Inc.	102,640
			29,097,178
		Telecommunications: 8.6%
29,800		Alltel Corp.	2,076,464
100,406		AT&T, Inc.	4,248,178
4,600		CenturyTel, Inc.	212,612
454,900	@	Cisco Systems, Inc.	15,061,739
1,600	@	CommScope, Inc.	80,384
4,000		Embarq Corp.	222,400
8,100	@, L	Foundry Networks, Inc.	143,937
90,000	@, L	Juniper Networks, Inc.	3,294,900
140,300		Motorola, Inc.	2,599,759
149,400		Qualcomm, Inc.	6,313,644
294,000	@, L	Qwest Communications International, Inc.	2,693,040
210,387		Sprint Nextel Corp.	3,997,353
1,900		Telephone & Data Systems, Inc.	126,825
115,400		Verizon Communications, Inc.	5,109,912
4,500		Windstream Corp.	63,540
			46,244,687
		Transportation: 0.0%
2,900	L	Laidlaw International, Inc.	102,138
1,000		Overseas Shipholding Group	76,830
800		United Parcel Service, Inc. - Class B	60,080
			239,048
		Total Common Stock
		(Cost $475,370,049)	535,278,101

Principal Amount			Value
SHORT-TERM INVESTMENTS: 10.6%
		U.S. Government Agency Obligations: 0.4%
$ 2,273,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07	$ 2,272,760
		Total U.S. Government Agency Obligations
		(Cost $2,272,760)	2,272,760
		Securities Lending Collateralcc: 10.2%
54,459,205		Bank of New York Mellon Corp. Institutional Cash Reserves
			54,459,205
		Total Securities Lending Collateral
		(Cost $54,459,205)	54,459,205
		Total Short-Term Investments
		(Cost $56,731,965)	56,731,965

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio ®	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
	Securities Lending Collateralcc (continued)
	Total Investments in Securities
	(Cost $532,102,014)	110.2%	$ 592,010,066
	Other Assets and Liabilities — Net	(10.2)	(54,789,764)
	Net Assets	100.0%	$ 537,220,302

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $535,830,145.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$ 64,027,215
	Gross Unrealized Depreciation	(7,847,294)
	Net Unrealized Appreciation	$ 56,179,921

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2007 (Unaudited)

	Prinicipal Amount			Value
CORPORATE BONDS/NOTES: 24.3%
			Aerospace/Defense: 0.1%
	$ 1,500,000	C	Goodrich Corp., 6.290%, due 07/01/16	$ 1,554,372
				1,554,372
			Agriculture: 0.1%
	1,200,000	C	Reynolds American, Inc., 7.625%, due 06/01/16	1,283,644
				1,283,644
			Airlines: 0.1%
	1,550,000		Continental Airlines, Inc., 7.056%, due 09/15/09	1,570,218
	150,647	±, C	United Air Lines, Inc., 9.350%, due 04/07/16	64,213
				1,634,431
			Auto Manufacturers: 0.9%
	3,000,000	C	DaimlerChrysler NA Holding Corp., 6.053%, due 03/13/09	2,981,331
	8,000,000		DaimlerChrysler NA Holding Corp., 9.360%, due 08/03/14	8,000,912
	3,672,250		Ford Motor Co., 8.700%, due 11/29/13	3,570,242
				14,552,485
			Banks: 9.9%
	2,800,000		Abbey National Treasury Services PLC, 5.074%, due 07/02/08	2,801,117
	2,900,000	L	Bank of America Corp., 6.000%, due 09/01/17	2,972,770
	9,700,000		Bank of America NA, 5.505%, due 02/27/09	9,676,119
	13,600,000		Bank of America NA, 5.974%, due 06/15/16	13,399,645
	6,100,000	@@	Bank of Ireland, 5.608%, due 12/19/08	6,096,974
	9,200,000		Barclays Bank PLC, 5.714%, due 03/17/08	9,201,840
	11,990,000	@@, #, C, L	BNP Paribas, 5.186%, due 06/29/15	11,005,441
	7,500,000		Calyon New York, 5.340%, due 01/16/09	7,504,890
	4,700,000	@@, #, C	Commonwealth Bank of Australia, 6.024%, due 03/15/16	4,467,054
	10,500,000	@@, C	Deutsche Bank AG, 6.000%, due 09/01/17	10,655,379
	8,000,000		Dexia Credit Local, 5.079%, due 09/29/08	8,002,672
	1,600,000	@@	DnB NORBank ASA, 5.548%, due 02/25/08	1,600,208
	7,600,000		Fortis Bank SA, 5.074%, due 06/30/08	7,602,744
	8,000,000		Fortis Bank SA, 5.148%, due 09/30/08	8,002,608
	2,000,000	@@, #	Glitnir Banki HF, 5.830%, due 01/18/12	1,947,590
	5,400,000		JPMorgan Chase Bank NA, 6.000%, due 10/01/17	5,462,521
	8,300,000		Nordea Bank Finland PLC, 5.443%, due 05/28/08	8,299,734
DKK	51,686,410	@@	Nykredit Realkredit A/S, 5.000%, due 10/01/38	9,339,381
	$ 2,850,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	2,627,364
DKK	52,034,620	@@	Realkredit Danmark A/S, 5.000%, due 10/01/38	9,408,127
	$ 1,500,000	@@, #, C	Resona Bank Ltd., 5.850%, due 09/29/49	1,413,050
	5,300,000		Royal Bank of Scotland, 5.074%, due 03/26/08	5,294,981
	5,300,000		Societe Generale, 5.079%, due 03/26/08	5,300,376
	6,800,000	@@, #	Unicredit Luxembourg Finance SA, 5.410%, due 10/24/08	6,804,672
	3,400,000	@@, #	VTB Capital (VNESHTORGBK), 5.956%, due 08/01/08	3,370,250
	600,000		Wachovia Bank NA - Old, 5.250%, due 03/23/09	599,295
				162,856,802
			Building Materials: 0.2%
	4,100,000	@@, #, C, L	C8 Capital SPV Ltd., 6.640%, due 12/31/49	3,996,532
				3,996,532
			Chemicals: 0.2%
	350,000	C	Equistar Chemicals LP, 10.125%, due 09/01/08	363,125
EUR	364,000	@@	SigmaKalon Group BV, 6.410%, due 06/30/12	510,771
EUR	900,000	@@	SigmaKalon Group BV, 6.910%, due 09/19/12	1,261,636
EUR	836,809	@@	SigmaKalon Group BV, 7.410%, due 09/19/13	1,177,156
				3,312,688
			Diversified: 0.3%
	$ 5,000,000	C	iStar Financial, Inc., 5.800%, due 03/15/11	4,821,575
				4,821,575
			Diversified Financial Services: 8.3%
	3,500,000		Bear Stearns Cos., Inc., 5.590%, due 08/21/09	3,416,161
	15,200,000		Bear Stearns Cos., Inc., 5.630%, due 07/16/09	15,077,792
JPY	572,000,000		Citigroup, Inc., 0.800%, due 10/30/08	4,961,448
	$ 900,000		Citigroup, Inc., 5.625%, due 08/27/12	911,512
	13,800,000	L	Citigroup, Inc., 6.000%, due 08/15/17	14,146,670
	2,000,000		Ford Motor Credit Co., 4.950%, due 01/15/08	1,987,328
	900,000		Ford Motor Credit Co., 7.250%, due 10/25/11	844,123
JPY	24,000,000		General Electric Capital Corp., 0.550%, due 10/14/08	207,868
$26,900,000			General Electric Capital Corp., 5.360%, due 10/24/08	26,808,755
EUR	9,700,000		General Electric Capital Corp., 5.500%, due 09/15/67	13,453,164
$1,000,000		L	General Motors Acceptance Corp., 4.375%, due 12/10/07	995,181
	1,000,000		General Motors Acceptance Corp., 5.850%, due 01/14/09	979,046
	7,650,000		Goldman Sachs Group, Inc., 5.690%, due 07/23/09	7,653,450
	14,300,000	L	Goldman Sachs Group, Inc., 6.250%, due 09/01/17	14,639,897
	2,800,000		Lehman Brothers Holdings, Inc., 5.179%, due 11/24/08	2,768,665
	1,400,000		Lehman Brothers Holdings, Inc., 5.450%, due 10/22/08	1,390,385
	6,800,000	L	Merrill Lynch & Co., Inc., 5.400%, due 10/23/08	6,781,783
	8,700,000		Merrill Lynch & Co., Inc., 6.050%, due 08/15/12	8,929,610
	600,000	C	Morgan Stanley, 5.300%, due 03/01/13	591,221
	500,000		Morgan Stanley, 5.470%, due 02/09/09	497,166
	3,300,000		SLM Corp., Discount Note, due 06/30/08	3,289,157
	4,525,000	C	UBS Preferred Funding Trust V, 6.243%, due 05/15/49	4,462,324
	1,200,000	#, C	ZFS Finance USA Trust IV, 5.875%, due 05/09/32	1,147,531
				135,940,237

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2007 (Unaudited) (continued)

Prinicipal Amount				Value
			Electric: 0.4%
$ 1,000,000		C	Entergy Gulf States, Inc., 3.600%, due 06/01/08	$ 984,570
2,269,232		C	Midwest Generation, LLC, 8.300%, due 07/02/09	2,308,944
300,000		C	Ohio Power Co., 5.424%, due 04/05/10	297,034
3,600,000		#, C	TXU Electric Delivery Co., 6.069%, due 09/16/08	3,564,209
200,000		#, C	TXU Energy Co., LLC, 6.194%, due 09/16/08	200,347
				7,355,104
			Environmental Control: 0.1%
1,000,000			Browning-Ferris Industries, Inc., 6.375%, due 01/15/08	1,001,250
				1,001,250
			Forest Products & Paper: 0.0%
1,000,000		@@, C, L	Bowater Canada Finance, 7.950%, due 11/15/11	827,500
				827,500
			Healthcare — Services: 0.5%
7,164,000			HCA, Inc., 7.450%, due 11/14/13	7,038,630
2,094,750			Healt Management Associates, Inc., 7.110%, due 01/16/14	1,995,905
				9,034,535
			Holding Companies — Diversified: 0.2%
EUR	839,013	@@	Nordic Telephone Co. APS, 6.330%, due 11/30/13	1,176,360
EUR	1,004,569	@@	Nordic Telephone Co. APS, 6.580%, due 11/30/14	1,414,133
				2,590,493
			Home Builders: 0.3%
$ 5,000,000		C	Lennar Corp., 5.950%, due 10/17/11	4,579,150
				4,579,150
			Insurance: 0.7%
11,100,000		C, L	Allstate Corp., 6.125%, due 05/15/37	10,902,587
				10,902,587
			Lodging: 0.1%
700,000		C	Mandalay Resort Group, 6.500%, due 07/31/09	707,000
800,000		C	Mirage Resorts, Inc., 6.750%, due 02/01/08	804,000
				1,511,000
			Media: 0.3%
200,000		C, W	Echostar DBS Corp., 5.750%, due 10/01/08	200,500
2,000,000		C	Echostar DBS Corp., 6.375%, due 10/01/11	2,015,000
EUR	1,977,500	@@	UPC Broadband Holding BV, 6.300%, due 12/31/14	2,681,016
				4,896,516
			Oil & Gas: 0.3%
$ 500,000		@@, C	Conoco Funding Co., 6.350%, due 10/15/11	521,683
1,400,000			Pemex Project Funding Master Trust, 7.375%, due 12/15/14	1,546,426
2,200,000			Pemex Project Funding Master Trust, 8.625%, due 02/01/22	2,724,570
350,000			Pemex Project Funding Master Trust, 9.250%, due 03/30/18	441,175
				5,233,854
			Packaging & Containers: 0.1%
2,200,000		#, C	Sealed Air Corp., 5.625%, due 07/15/13	2,119,977
				2,119,977
			Pipelines: 0.1%
625,000		C	El Paso Corp., 7.800%, due 08/01/31	637,678
1,300,000		#	Williams Cos., Inc., 6.375%, due 10/01/10	1,313,000
				1,950,678
			Telecommunications: 1.1%
450,000		+, C	AT&T Corp., 7.300%, due 11/15/11	483,857
1,900,000		C	AT&T, Inc., 4.125%, due 09/15/09	1,869,948
13,900,000		#, C	Bellsouth Corp., 4.240%, due 04/26/08	13,821,118
200,000		C, L	Qwest Capital Funding, Inc., 7.250%, due 02/15/11	202,000
600,000		C	Qwest Communications International, Inc., 7.500%, due 02/15/14	610,500
950,000		C	Qwest Corp., 8.875%, due 03/15/12	1,041,438
				18,028,861
			Total Corporate Bonds/Notes
			(Cost $398,748,983)	399,984,271
U.S. GOVERNMENT AGENCY OBLIGATIONS: 83.7%
			Federal Home Loan Mortgage Corporation: 14.3%
844,014		C	3.500%, due 05/15/19	842,279
240,365		C	3.500%, due 07/15/32	230,212
706,138		C	4.000%, due 06/15/22	701,441
12,255,306			4.500%, due 07/01/14	11,991,423
4,210,611		C	4.500%, due 06/15/17	4,154,199
4,277,797		C	4.500%, due 10/15/19	4,222,916
6,226,068		C	4.500%, due 02/15/20	6,130,544
4,573,568		C	4.500%, due 05/15/24	4,549,829
6,633,980		C	4.500%, due 12/15/27	6,562,524
16,037,526			4.704%, due 06/01/35	16,326,068
459,595		C	5.000%, due 09/15/16	458,566
15,912,491		C	5.000%, due 12/15/23	15,926,747
4,035,135		C	5.000%, due 03/15/26	4,039,357
5,511,355		C	5.000%, due 05/15/26	5,526,882
8,700,000		C	5.000%, due 11/15/26	8,720,944
885,557			5.000%, due 08/01/35	846,259
1,274,545			5.000%, due 09/01/35	1,217,985
6,599,568			5.321%, due 09/01/35	6,599,843
853,313		C	5.500%, due 03/15/17	863,481
2,357,513			5.500%, due 09/01/19	2,353,496
1,152,359			5.500%, due 03/01/23	1,140,412
7,064,710			5.500%, due 05/01/35	6,927,280
36,500,000		W	5.500%, due 10/15/35	35,741,494
887,501			5.500%, due 05/01/37	869,195
69,360,491			5.500%, due 06/01/37	67,927,626
5,783,105			5.500%, due 07/01/37	5,663,739

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2007 (Unaudited) (continued)

Prinicipal Amount			Value
		Federal Home Loan Mortgage Corporation (continued)
$ 867,600		5.500%, due 08/01/37	$ 849,826
1,093,520		5.500%, due 09/01/37	1,071,422
151,473		5.911%, due 11/01/31	155,812
1,456,718		6.000%, due 01/01/22	1,473,409
1,923,145		6.000%, due 03/01/22	1,942,559
4,492,761		6.000%, due 10/01/22	4,538,117
105,097	C	6.103%, due 12/15/29	105,072
1,866,743	C	6.205%, due 10/25/44	1,861,646
52,986		6.500%, due 07/01/19	54,573
1,016,799	C	6.500%, due 02/25/43	1,032,662
61,990		7.214%, due 06/01/24	63,735
1,984,474		7.465%, due 01/01/29	2,020,905
82,472	C	8.250%, due 08/15/21	82,306
			235,786,785
		Federal National Mortgage Corporation: 69.3%
8,627,134		3.846%, due 10/01/33	8,625,187
3,320,408		4.000%, due 05/01/13	3,258,556
4,429,629		4.000%, due 09/01/13	4,347,114
6,487,272		4.000%, due 07/01/15	6,366,426
9,167,321		4.186%, due 11/01/34	9,203,406
102,425		4.500%, due 05/01/13	101,226
114,713		4.500%, due 07/01/13	113,370
7,926,679		4.500%, due 04/25/16	7,842,275
396,095		4.500%, due 04/25/17	390,669
3,245,960		4.618%, due 08/01/35	3,267,277
3,585,688		4.621%, due 10/01/35	3,568,690
6,555,091		4.659%, due 10/01/35	6,540,594
3,501,613		4.723%, due 10/01/35	3,547,287
6,362,194		4.737%, due 07/01/35	6,302,066
2,688,270		4.854%, due 02/01/34	2,660,536
3,718,646		4.991%, due 09/01/34	3,698,288
2,187,112		5.000%, due 11/01/12	2,185,083
176,241		5.000%, due 05/01/18	173,269
55,000,000	W	5.000%, due 10/15/18	53,908,580
800,634		5.000%, due 12/01/18	787,131
38,313		5.000%, due 01/01/19	37,666
537,164		5.000%, due 02/01/19	527,963
131,058		5.000%, due 07/01/19	128,720
223,998		5.000%, due 07/25/19	223,576
4,100,000	C	5.000%, due 07/29/19	4,065,433
442,610		5.000%, due 08/01/19	434,713
620,751		5.000%, due 10/01/19	609,675
613,841		5.000%, due 11/01/19	602,888
2,198,503		5.000%, due 12/01/19	2,159,276
701,852		5.000%, due 02/01/20	688,259
410,377		5.000%, due 04/01/20	402,429
17,709,350		5.000%, due 08/01/20	17,366,344
1,148,537		5.000%, due 09/01/20	1,126,291
6,816,493		5.000%, due 10/01/20	6,684,467
3,156,551		5.000%, due 11/01/20	3,095,413
656,950		5.000%, due 02/01/22	644,031
404,316		5.000%, due 07/01/35	386,363
4,076,932		5.000%, due 08/01/35	3,895,900
142,451		5.000%, due 09/01/35	136,125
35,142,419		5.000%, due 02/01/36	33,581,945
72,868,852		5.000%, due 03/01/36	69,633,158
107,194		5.500%, due 01/01/14	107,394
91,684		5.500%, due 12/01/14	91,847
20,340		5.500%, due 06/01/16	20,377
172,345		5.500%, due 03/01/17	172,513
153,439		5.500%, due 01/01/18	153,588
15,000,000	W	5.500%, due 10/15/18	14,964,840
1,696,878		5.500%, due 06/01/23	1,679,772
2,394,191		5.500%, due 02/01/24	2,370,056
148,498		5.500%, due 01/01/32	145,940
487,069		5.500%, due 10/01/32	478,680
1,184,492		5.500%, due 01/01/33	1,163,995
7,871,887		5.500%, due 02/01/33	7,733,865
16,721		5.500%, due 04/01/33	16,427
5,915,690		5.500%, due 05/01/33	5,811,817
1,371,947		5.500%, due 10/01/33	1,347,857
1,009,160		5.500%, due 11/01/33	991,440
8,756,443		5.500%, due 12/01/33	8,602,690
1,143,926		5.500%, due 01/01/34	1,123,299
11,278,446		5.500%, due 09/01/34	11,071,487
5,185,076		5.500%, due 11/01/34	5,089,930
1,674,495		5.500%, due 12/01/34	1,643,768
3,376,160		5.500%, due 01/01/35	3,313,369
47,113,855		5.500%, due 02/01/35	46,247,443
16,545,067		5.500%, due 03/01/35	16,235,958
3,882,756		5.500%, due 04/01/35	3,810,851
888,764		5.500%, due 05/01/35	871,727
9,356,056		5.500%, due 06/01/35	9,176,702
15,351,627		5.500%, due 07/01/35	15,058,349
26,931,467		5.500%, due 08/01/35	26,415,193
35,816,277		5.500%, due 09/01/35	35,129,684
427,668		5.500%, due 10/01/35	419,469
306,000,000	W	5.500%, due 10/15/35	299,736,486

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2007 (Unaudited) (continued)

Prinicipal Amount			Value
		Federal National Mortgage Corporation (continued)
$ 334,261		5.500%, due 01/01/36	$ 327,854
35,820		5.500%, due 02/01/36	35,097
25,787,381		5.500%, due 03/01/36	25,293,040
1,705,724		5.500%, due 04/01/36	1,671,313
942,438		5.500%, due 05/01/36	923,426
111,723		5.500%, due 06/01/36	109,469
33,570,396		5.500%, due 03/01/37	32,893,154
106,343		5.538%, due 05/01/36	107,534
315,651		5.631%, due 03/25/17	318,924
4,643,370		6.000%, due 06/01/22	4,691,402
498,492		6.000%, due 09/01/22	503,649
520,464		6.000%, due 10/01/22	525,848
1,045,137		6.000%, due 01/01/23	1,055,949
182,000,000	W	6.000%, due 10/15/34	182,255,892
397,830		6.000%, due 05/01/36	398,555
409,249		6.000%, due 07/01/36	409,995
233,794		6.000%, due 08/01/36	234,220
885,801		6.000%, due 09/01/36	887,415
1,416,436		6.000%, due 10/01/36	1,419,016
21,157,080		6.000%, due 11/01/36	21,195,618
258,405		6.000%, due 12/01/36	258,876
12,580,215		6.000%, due 04/01/37	12,603,131
423,106		6.031%, due 04/25/32	434,177
828,542		6.183%, due 08/01/42	831,001
1,286,603		6.183%, due 10/01/44	1,312,673
816,830		6.255%, due 12/01/36	827,486
7,151		6.500%, due 11/01/15	7,346
122,004		6.500%, due 09/01/16	125,235
62,618		6.500%, due 02/01/17	64,241
10,041		6.500%, due 03/01/17	10,293
126,895		6.500%, due 04/01/17	130,080
1,022		6.500%, due 06/01/29	1,049
151,917		6.500%, due 04/01/32	155,612
21,233		6.500%, due 02/01/36	21,626
20,336		6.500%, due 03/01/36	20,712
960,256		6.500%, due 05/01/36	978,027
1,000,000		6.500%, due 07/01/36	1,018,506
366,258		6.500%, due 08/01/36	373,036
2,065,714		6.500%, due 09/01/36	2,103,943
3,773,087		6.500%, due 10/01/36	3,842,914
4,046,048		6.500%, due 11/01/36	4,120,927
8,000,000		6.500%, due 11/13/36	8,137,187
163,779		6.500%, due 12/01/36	166,810
4,986,212		6.500%, due 01/01/37	5,078,468
3,900,361		6.500%, due 02/01/37	3,972,452
1,908,436		6.500%, due 03/01/37	1,943,718
1,487,250		6.500%, due 04/01/37	1,514,622
2,045,574		6.500%, due 05/01/37	2,083,221
1,971,157		6.500%, due 06/01/37	2,007,435
1,326,506		6.500%, due 07/01/37	1,350,919
1,281,048		6.500%, due 08/01/37	1,304,624
11,000,000		6.500%, due 09/01/37	11,202,447
3,742,763		6.500%, due 06/17/38	3,857,479
			1,141,632,121
		Government National Mortgage Association: 0.1%
449,864		5.750%, due 08/20/27	454,331
462,469		6.125%, due 10/20/29	467,420
416,052		6.375%, due 01/20/27	420,921
263,303		6.375%, due 05/20/29	266,431
219,831		6.375%, due 04/20/30	222,049
			1,831,152
		Total U.S. Government Agency Obligations
		(Cost $1,384,498,656)	1,379,250,058
U.S. TREASURY OBLIGATIONS:1.2%
		U.S. Treasury Notes: 0.5%
8,890,000		3.620%, due 12/13/07	8,824,418
			8,824,418
		Treasury Inflation Indexed Protected Securities: 0.7%
1,500,000	L	2.000%, due 01/15/14	1,667,201
3,500,000	L	2.375%, due 04/15/11	3,698,006
5,100,000	L	2.625%, due 07/15/17	5,285,030
			10,650,237
		Total U.S. Treasury Obligations
		(Cost $19,410,783)	19,474,655
ASSET-BACKED SECURITIES: 3.0%
		Credit Card Asset-Backed Securities: 0.5%
1,800,000	C	American Express Credit Account Master Trust, 5.753%, due 01/18/11	1,797,859
2,300,000	C	American Express Credit Account Master Trust, 5.863%, due 09/15/10	2,301,081
4,500,000	C	Citibank Credit Card Issuance Trust, 5.460%, due 01/15/10	4,501,008
			8,599,948
		Home Equity Asset-Backed Securities: 0.6%
117,661	C	ACE Securities Corp., 5.201%, due 12/25/35	117,391
300,000	C	ACE Securities Corp., 5.281%, due 12/25/35	296,711
1,361,988	C	Argent Securities, Inc., 5.181%, due 10/25/36	1,351,687
151,235	C	Basic Asset-Backed Securities Trust, 5.211%, due 04/25/36	150,965

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2007 (Unaudited) (continued)

Prinicipal Amount			Value
		Home Equity Asset-Backed Securities (continued)
$ 94,714	C	MASTR Asset-Backed Securities Trust, 5.191%, due 10/25/36	$ 94,500
3,543,698	C	MASTR Asset-Backed Securities Trust, 5.181%, due 11/25/36	3,513,470
490,768	C	New Century Home Equity Loan Trust, 5.391%, due 06/25/35	477,807
2,005,860	C	Option One Mortgage Loan Trust, 5.181%, due 01/25/37	1,995,900
234,710	C	Renaissance Home Equity Loan Trust, 5.571%, due 08/25/33	226,928
406,263	C	Securitized Asset-Backed Receivables, LLC Trust, 5.211%, due 11/25/36	402,360
			8,627,719
		Other Asset-Backed Securities: 1.9%
2,123,783	C	Bear Stearns Asset-Backed Securities, Inc., 5.241%, due 11/25/36	2,107,734
1,058,335	C	Bear Stearns Asset-Backed Securities, Inc., 5.211%, due 10/25/36	1,053,372
7,011,643	C	Bear Stearns Asset-Backed Securities, Inc., 5.492%, due 10/25/36	6,953,765
267,277	C	Citigroup Mortgage Loan Trust, Inc., 5.181%, due 11/25/36	266,089
3,440,694	C	Countrywide Asset-Backed Certificates, 5.181%, due 05/25/37	3,408,163
377,394	C	Credit-Based Asset Servicing and Securitization, LLC, 5.191%, due 11/25/36	375,112
382,430	C	First Franklin Mortgage Loan Asset-Backed Certificates, 5.181%, due 11/25/36	376,974
1,424,450	C	GSAMP Trust, 5.201%, due 12/25/36	1,408,453
354,097	C	Indymac Residential Asset-Backed Trust, 5.191%, due 04/25/37	351,652
3,195,053	C	Lehman XS Trust, 5.201%, due 05/25/46	3,188,032
1,932,682	C	Lehman XS Trust, 5.211%, due 07/25/46	1,925,769
314,154	C	Morgan Stanley Capital I, 5.171%, due 10/25/36	311,941
2,277,445	C	Securitized Asset-Backed Receivables, LLC Trust, 5.191%, due 12/25/36	2,259,747
197,150	C	Specialty Underwriting & Residential Finance, 5.191%, due 02/25/37	195,956
2,598,088	C	Specialty Underwriting & Residential Finance, 5.191%, due 01/25/38	2,581,099
4,698,373	C	Structured Asset Securities Corp., 5.181%, due 10/25/36	4,652,796
			31,416,654
		Total Asset-Backed Securities
		(Cost $48,909,370)	48,644,321
COLLATERALIZED MORTGAGE OBLIGATIONS:9.5%
2,209,520	C	Adjustable Rate Mortgage Trust, 4.585%, due 05/25/35	2,186,434
2,739,048	C	American Home Mortgage Investment Trust, 4.390%, due 02/25/45	2,707,698
5,100,000	C	American Home Mortgage Investment Trust, 4.550%, due 02/25/44	4,994,547
1,376,696	@@, #, C	Arran Residential Mortgages Funding PLC, 5.826%, due 04/12/36	1,376,170
3,816,907	C	Banc of America Funding Corp., 4.112%, due 05/25/35	3,747,930
529,396	C	Banc of America Mortgage Securities, Inc., 3.994%, due 07/25/33	517,518
1,672,938	C	Banc of America Mortgage Securities, Inc., 5.000%, due 05/25/34	1,643,677
306,393	C	Bear Stearns Adjustable Rate Mortgage Trust, 4.613%, due 01/25/34	309,681
12,129,316	C	Bear Stearns Adjustable Rate Mortgage Trust, 4.625%, due 10/25/35	11,908,147
3,642,941	C	Bear Stearns Adjustable Rate Mortgage Trust, 4.750%, due 10/25/35	3,608,040
2,146,332	C	Bear Stearns Alternative-A Trust, 5.374%, due 05/25/35	2,150,811
1,701,406	C	Bear Stearns Alternative-A Trust, 5.507%, due 09/25/35	1,699,644
8,119,465	C	Bear Stearns Alternative-A Trust, 5.819%, due 11/25/36	8,132,201
4,920,042	#	Bear Stearns Structured Products, Inc., 5.320%, due 01/25/37	4,885,839
1,199,541	C	Citigroup Mortgage Loan Trust, Inc., 4.900%, due 10/25/35	1,191,976
6,061,276	C, ^	Countrywide Alternative Loan Trust, Discount Note, due 05/25/35	93,712
864,856	C	Countrywide Alternative Loan Trust, 5.706%, due 11/20/35	862,656
1,247,705	C	Countrywide Home Loan Mortgage Pass-Through Trust, 5.451%, due 03/25/35	1,216,795
5,476,958	#, C	Countrywide Home Loan Mortgage Pass-Through Trust, 5.471%, due 06/25/35	5,364,829
800,540	C	Deutsche Alternative-A Securities, Inc., 5.211%, due 02/25/37	799,540
1,176,597	C	Downey Savings & Loan Association Mortgage Loan Trust, 7.195%, due 07/19/44	1,196,931
1,002,913		Fannie Mae, 5.000%, due 01/25/17	999,637
537,651		Federal Housing Administration, 8.175%, due 03/01/27	548,404
64,364,326	C, ^	First Horizon Alternative Mortgage Securities, Discount Note, due 01/25/36	561,617
1,365,020	C	First Horizon Alternative Mortgage Securities, 4.469%, due 03/25/35	1,369,263
18,625,542	C	Freddie Mac, 5.983%, due 02/15/19	18,577,503
3,574,251	C	Freddie Mac, 6.405%, due 07/25/44	3,569,165
1,653,595	C	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	1,649,619
362,669	C	Greenpoint Mortgage Funding Trust, 5.211%, due 01/25/47	354,499
3,766,505	C	GSR Mortgage Loan Trust, 4.540%, due 09/25/35	3,730,549
82,808	C	GSR Mortgage Loan Trust, 6.000%, due 03/25/32	81,858
5,855,325	C	Harborview Mortgage Loan Trust, 5.693%, due 01/19/38	5,720,167
5,164,267	C	Harborview Mortgage Loan Trust, 5.743%, due 03/19/37	5,078,064
1,932,764	C	Merrill Lynch Mortgage Investors, Inc., 5.341%, due 02/25/36	1,917,291
694,592	C	MLCC Mortgage Investors, Inc., 5.381%, due 11/25/35	690,066
91,822	#, C	Nomura Asset Acceptance Corp., 7.000%, due 02/19/30	96,104
805,537	C	Residential Accredit Loans, Inc., 5.531%, due 03/25/33	800,650
1,496,337	C	Residential Accredit Loans, Inc., 6.343%, due 09/25/45	1,481,374
635,784	C	Residential Asset Securitization Trust, 5.531%, due 05/25/33	630,530
157,920	C	Sequoia Mortgage Trust, 5.846%, due 07/20/33	156,434
2,626,294	C	SLM Student Loan Trust, 5.330%, due 07/25/13	2,626,498
419,680	C	Structured Asset Mortgage Investments, Inc., 5.231%, due 09/25/47	417,011
4,651,649	C	Structured Asset Mortgage Investments, Inc., 5.351%, due 05/25/36	4,550,238
2,407,288	C	Structured Asset Mortgage Investments, Inc., 5.753%, due 07/19/35	2,338,172
3,277,078	C	Structured Asset Securities Corp., 5.000%, due 12/25/34	3,265,967
7,233,676	C	Thornburg Mortgage Securities Trust, 5.231%, due 03/25/37	7,153,734
5,997,740	C	Thornburg Mortgage Securities Trust, 5.241%, due 11/25/46	5,926,224
4,877,287	#	Wachovia Bank Commercial Mortgage Trust, 5.843%, due 09/15/21	4,859,485
1,113,866	C	Washington Mutual Mortgage Pass-Through Certificates, 5.441%, due 01/25/45	1,094,525
443,370	C	Washington Mutual Mortgage Pass-Through Certificates, 5.527%, due 02/27/34	441,131
2,521,524	C	Washington Mutual Mortgage Pass-Through Certificates, 5.671%, due 12/25/27	2,521,332
4,739,261	C	Washington Mutual Mortgage Pass-Through Certificates, 5.777%, due 08/25/46	4,732,095
342,698	C	Washington Mutual Mortgage Pass-Through Certificates, 5.777%, due 10/25/46	340,595
184,253	C	Washington Mutual Mortgage Pass-Through Certificates, 6.383%, due 06/25/42	181,488
163,262	C	Washington Mutual Mortgage Pass-Through Certificates, 6.383%, due 08/25/42	164,064
1,015,855	C	Wells Fargo Mortgage-Backed Securities Trust, 3.988%, due 12/25/34	999,156
5,900,000	C	Wells Fargo Mortgage-Backed Securities Trust, 4.318%, due 07/25/35	5,837,550

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2007 (Unaudited) (continued)

Prinicipal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 548,627		C	Wells Fargo Mortgage-Backed Securities Trust, 4.366%, due 05/25/35	$ 545,115
667,578		C	Wells Fargo Mortgage-Backed Securities Trust, 4.500%, due 11/25/18	652,792

			Total Collateralized Mortgage Obligations
			(Cost $157,688,083)	157,254,742
MUNICIPAL BONDS: 0.2%
			Illinois: 0.1%
2,230,000		C	City of Chicago, 5.000%, due 01/01/35	2,280,220
				2,280,220
			Louisiana: 0.0%
870,000		C	Tobacco Settlement Financing Corp., 5.875%, due 05/15/39	858,238
				858,238
			Wisconsin: 0.1%
865,000		C	Badger TOB Asset Securitization Corp., 6.375%, due 06/01/32	887,871
				887,871
			Total Municipal Bonds
			(Cost $3,823,226)	4,026,329
OTHER BONDS: 3.0%
			Foreign Government Bonds: 3.0%
2,400,000		@@, #	Export-Import Bank of China, 4.875%, due 07/21/15	2,305,116
BRL	28,700,000	@@, L	Federative Republic of Brazil, 10.250%, due 01/10/28	16,341,385
JPY	300,000,000	@@	Italy Government International Bond, 3.800%, due 03/27/08	2,644,793
EUR	500,000	@@	Italy Government International Bond, 5.000%, due 05/01/08	716,550
JPY	340,000,000	@@	Japan Bank for International Cooperation, 0.350%, due 03/19/08	2,953,263
MXN	151,000,000	@@	Mexican Bonos, 9.000%, due 12/24/09	14,192,404
$ 750,000		@@	Panama Government International Bond, 8.875%, due 09/30/27	960,000
BRL	12,700,000	@@	Republic of Brazil, 12.500%, due 01/05/22	8,400,846
$ 975,000		@@, L	Republic of South Africa, 5.875%, due 05/30/22	973,122
180,000		@@, L	South Africa Government International Bond, 6.500%, due 06/02/14	189,900
100,000		@@	Ukraine Government International Bond, 6.875%, due 03/04/11	103,034
200,000		@@	Ukraine Government International Bond, 7.650%, due 06/11/13	214,010

			Total Other Bonds
			(Cost $50,889,579)	49,994,423

	# of	Notional		Value
	Contracts	Amount		in $
POSITIONS IN PURCHASED OPTIONS: 0.9%
Positions in Purchased Fixed Income Options
Put Option CME
90-Day Eurodollar Future 12/07
Strike @ $92.25-Exp 12/17/07	2,026			$—

Put Option CME
90-Day Eurodollar Future 03/08
Strike @ $91.50-Exp 03/17/08	560			—

Put Option CME
90-Day Eurodollar Future 03/08
Strike @ $91.75-Exp 03/17/08	420			—

Put Option CME
90-Day Eurodollar Future 03/08
Strike @ $92.75-Exp 03/17/08	4,582			2,291

Put Option CME
90-Day Eurodollar Future 03/08
Strike @ $93-Exp 03/17/08	600			600

Call Option CME
90-Day Eurodollar Future 03/08
Strike @ $95.25-Exp 03/17/08	620			596,750

Put Option CME
90-Day Eurodollar Future 06/08
Strike @ $92.5-Exp 06/16/08	1,319			3,627

Put Option CME
90-Day Eurodollar Future 9/08
Strike @ $92.25-Exp 09/15/08	772			6,176

Put Option OTC - Credit Suisse		USD	283,500,000
FNMA 5.500% 30-Year October TBA
Strike @ $87.375-Exp 10/04/07				—
Positions in Purchased Currency Options
Call Option OTC - Citibank		USD	6,300,000
USD vs JPY
Strike @ 121-Exp 01/18/08				12,298

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2007 (Unaudited) (continued)

	# of	Notional		Value
	Contracts	Amount		in $
Positions in Purchased Currency Options (continued)
Call Option OTC - Credit Suisse
USD vs JPY
Strike @ 104-Exp 03/17/10		USD	11,400,000	605,956

Put Option OTC - Credit Suisse
USD vs JPY
Strike @ 104-Exp 03/17/10		USD	11,400,000	461,084

Call Option OTC - JPMorgan Chase
USD vs JPY
Strike @ 104-Exp 03/17/10		USD	2,100,000	111,527

Put Option OTC - JPMorgan Chase
USD vs JPY
Strike @ 104-Exp 03/17/10		USD	2,100,000	84,838
Positions in Purchased Interest Rate Swap Options
Call Swaption OTC - Barclay’s Bank PLC
3 Month USD-LIBOR - Fund Pays Floating
Strike @ 4.750%-Exp 02/01/08		USD	46,800,000	172,013

Call Swaption OTC - Barclays Bank PLC
3-Month USD-LIBOR - Fund Pays Floating
Strike @ 5.200%-Exp 02/02/09		USD	46,000,000	618,665

Call Swaption OTC - Lehman Brothers Special Financing Inc.
3 Month USD-LIBOR - Fund Pays Floating
Strike @ 5.000%-Exp 12/20/07		USD	71,900,000	673,503

Call Swaption OTC - Lehman Brothers Special Financing Inc.
3 Month USD-LIBOR - Fund Pays Floating
Strike @ 4.750%-Exp 09/26/08		USD	119,000,000	1,050,444

Call Swaption OTC - The Royal Bank of Scotland PLC
3 Month USD-LIBOR - Fund Pays Floating
Strike @ 4.900%-Exp 10/25/07		USD	49,900,000	298,947

Call Swaption OTC - The Royal Bank of Scotland PLC
3 Month USD-LIBOR - Fund Pays Floating
Strike @ 5.000%-Exp 02/01/08		USD	46,800,000	476,000

Call Swaption OTC - The Royal Bank of Scotland PLC
3 Month USD-LIBOR - Fund Pays Floating
Strike @ 4.750%-Exp 03/31/08		USD	853,300,000	6,736,010

Call Swaption OTC - The Royal Bank of Scotland PLC
3 Month USD-LIBOR - Fund Pays Floating
Strike @ 4.750%-Exp 09/26/08		USD	96,100,000	848,300

Call Swaption OTC - The Royal Bank of Scotland PLC
3-month USD-LIBOR - Fund Pays Floating
Strike @ 4.750%-Exp 12/15/08		USD	39,000,000	344,939

Call Swaption OTC - The Royal Bank of Scotland PLC
3-Month USD-LIBOR - Fund Pays Floating
Strike @ 5.000%-Exp 12/15/08		USD	81,000,000	921,425

Total Options Purchased
(Cost $9,508,457)				14,025,393

Total Long-Term Investments
(Cost $2,073,477,137)				2,072,654,192

Principal Amount			Value
SHORT-TERM INVESTMENTS: 11.1%
		Commercial Paper: 2.6%
$1,600,000	#	American International Group, Inc., 5.210%, due 06/23/08	$1,600,574
33,700,000		Fortis, 5.130%, due 10/01/07	33,695,202
7,600,000		Societe Generale, 5.078%, due 06/30/08	7,603,017
		Total Commercial Paper (Cost $42,898,793)	42,898,793

		Foreign Government Securities: 4.0%
EUR 28,900,000	@@, Z	Dutch Treasury Certificate, 3.790%, due 10/31/07	41,079,714
EUR 17,500,000	@@, Z	France Treasury Bill BTF, 3.630%, due 10/04/07	24,944,083
		Total Foreign Government Securities (Cost $66,023,797)	66,023,797

		U.S. Government Agency Obligations: 2.0%
$33,100,000	Z	Federal Home Loan Bank, 4.000%, due 10/01/07	33,096,322
		Total U.S. Government Agency Obligations (Cost $33,096,322)	33,096,322

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
	Securities Lending Collateralcc: 2.5%
$40,411,088	Bank of New York Mellon Corp. Institutional Cash Reserves		$40,411,088
	Total Securities Lending Collateral (Cost $40,411,088)		40,411,088

	Total Short-Term Investments
	(Cost $182,430,000)		182,430,000

	Total Investments in Securities
	(Cost $2,255,907,137)	136.9%	$2,255,084,192
	Other Assets and Liabilities — Net	(36.9)	(607,864,281)
	Net Assets	100.0%	$1,647,219,911

@@	Foreign Issuer
MASTR	Mortgage Asset Securitization Transaction, Inc.
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
±	Defaulted security
^	Interest Only (IO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
BRL	Brazilian Real
DKK	Danish Krone
EUR	EU Euro
JPY	Japanese Yen
MXN	Mexican Peso
*	Cost for federal income tax purposes is $2,256,508,065.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$16,022,578
	Gross Unrealized Depreciation	(19,320,958)
	Net Unrealized Depreciation	$(3,298,380)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2007 (Unaudited) (continued)

The following sale commitments were held by the ING PIMCO Core Bond Portfolio at September 30, 2007:

Principal Amount	Descriptions	Market Value
$(81,000,000)	Federal National Mortgage Association, 5.000%, due 10/15/33	$(77,266,386)
9,800,000	United States Treasury Bond, 4.750%, due 05/15/14	(10,023,567)
(9,800,000)	United States Treasury Bond, 4.750%, due 05/15/14	(10,023,567)
18,300,000	United States Treasury Bond, 4.875%, due 02/15/12	(18,851,873)
(18,300,000)	United States Treasury Bond, 4.875%, due 02/15/12	(18,851,873)
(15,000,000)	United States Treasury Note, 3.000%, due 11/15/07	(15,013,362)

	Total Short Positions (Proceeds $149,181,297)	$(150,030,628)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2007 (Unaudited) (continued)

At September 30, 2007 the following forward currency contracts were outstanding for the ING PIMCO Core Bond Portfolio:

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
				USD
Brazil Real
BRL	23,117,850	Buy	10/2/07	12,300,000	12,612,029	$ 312,029
Brazil Real
BRL	1,558,000	Buy	10/2/07	800,000	849,973	49,973
Brazil Real
BRL	27,414,720	Buy	10/2/07	13,680,000	14,956,203	1,276,203
Brazil Real
BRL	52,090,570	Buy	3/4/08	26,058,314	27,909,813	1,851,499
Canada Dollars
CAD	2,981,000	Buy	11/2/07	2,978,379	2,998,131	19,752
EURO
EUR	71,000,000	Buy	10/4/07	98,590,600	101,252,785	2,662,185
Japanese Yen
JPY	1,107,994,000	Buy	10/25/07	9,608,995	9,676,487	67,492
Japanese Yen
JPY	1,579,000,000	Buy	10/25/07	13,830,859	13,789,942	(40,917)
Korea (South) Won
KRW	329,598,890	Buy	5/30/08	353,495	362,236	8,741
Korea (South) Won
KRW	328,337,110	Buy	5/30/08	351,878	360,850	8,972
Korea (South) Won
KRW	3,929,018,000	Buy	8/4/08	4,243,000	4,318,077	75,077
Korea (South) Won
KRW	4,835,832,073	Buy	8/4/08	5,230,754	5,314,685	83,931
Korea (South) Won
KRW	2,401,835,641	Buy	8/4/08	2,607,573	2,639,670	32,097
Mexico Pesos
MXN	132,646,767	Buy	7/10/08	11,793,969	11,971,136	177,167
Mexico Pesos
MXN	7,769,664	Buy	7/10/08	692,052	701,199	9,147
Poland Zlotych
PLN	33,384,660	Buy	7/10/08	12,155,347	12,634,075	478,728
Russia Rubles
RUB	311,743,500	Buy	11/2/07	12,300,000	12,508,972	208,972
Russia Rubles
RUB	18,225,000	Buy	11/2/07	720,000	731,294	11,294
Singapore Dollars
SGD	18,549,224	Buy	10/3/07	12,300,000	12,489,678	189,678
Singapore Dollars
SGD	7,230,226	Buy	5/22/08	4,832,070	4,927,236	95,166
Singapore Dollars
SGD	7,211,893	Buy	5/22/08	4,822,718	4,914,742	92,024
Singapore Dollars
SGD	3,886,495	Buy	5/22/08	2,616,111	2,648,558	32,447
						$ 7,701,657
Australia Dollars
AUD	594,300	Sell	10/25/07	518,230	526,765	$ (8,535)
Brazil Real
BRL	52,090,570	Sell	10/2/07	26,428,498	28,418,205	(1,989,707)
Denmark Kroner
DKK	99,149,000	Sell	12/6/07	18,192,477	18,993,964	(801,487)
EURO
EUR	31,803,000	Sell	10/4/07	43,204,535	45,354,117	(2,149,582)
EURO
EUR	15,771,000	Sell	10/4/07	21,549,337	22,490,953	(941,616)
EURO
EUR	9,626,000	Sell	10/4/07	13,152,100	13,727,596	(575,496)
EURO
EUR	70,969,000	Sell	10/4/07	96,804,910	101,208,576	(4,403,666)
British Pound Sterling
GBP	1,228,000	Sell	11/1/07	2,468,280	2,510,714	(42,434)
British Pound Sterling
GBP	578,000	Sell	11/1/07	1,153,963	1,181,753	(27,790)
British Pound Sterling
GBP	2,377,000	Sell	11/1/07	4,806,484	4,859,907	(53,423)
Japanese Yen
JPY	2,023,182,000	Sell	10/25/07	16,774,162	17,669,134	(894,972)
Japanese Yen
JPY	1,869,376,320	Sell	10/25/07	16,200,000	16,325,897	(125,897)
Singapore Dollars
SGD	7,339,914	Sell	10/3/07	4,832,070	4,942,156	(110,086)
Singapore Dollars
SGD	7,322,815	Sell	10/3/07	4,822,718	4,930,643	(107,925)
Singapore Dollars
SGD	3,886,495	Sell	10/3/07	2,577,764	2,616,879	(39,115)
						$ (12,271,731)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING PIMCO Core Bond Portfolio Open Futures Contracts on September 30, 2007

Contract Description	Number of Contracts	Notional Market Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
90-Day Eurodollar	6275	$1,500,117,188	06/16/08	$5,219,918
90-Day Eurodollar	373	89,230,925	09/15/08	909,636
90-Day Eurodollar	850	203,330,625	12/15/08	1,837,641
90-Day Eurodollar	96	22,947,600	03/16/09	(13,923)
90-Day Eurodollar	230	54,912,500	06/15/09	555,258
90-Day Eurodollar	230	54,852,125	09/14/09	515,200
90-Day Eurodollar	230	54,797,500	12/14/09	481,658
90-Day Eurodollar	230	54,754,375	03/15/10	451,950
90-Day Sterling	35	8,410,570	12/19/07	36,832
90-Day Sterling	240	57,899,583	03/19/08	222,178
90-Day Sterling	179	43,252,107	06/18/08	131,122
90-Day Sterling	111	26,838,172	09/17/08	206,936
90-Day Sterling	37	8,948,896	12/17/08	38,101
90-Day Sterling	107	25,881,977	03/18/09	114,852
90-Day Sterling	31	7,497,724	06/17/09	32,797
				$10,740,156

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING PIMCO Core Bond Portfolio Written Options Open on September 30, 2007:

Description/Name of Issuer		Exercise Price	Expiration Date	# of Contracts	Premium Received	Value
Call Option CBOT
US Treasury 5-Year Note Future 12/07	USD	108	11/20/07	425	$179,382	$(152,737)
Put Option CBOT
US Treasury 10-Year Note Future 12/07	USD	107	11/20/07	180	49,103	(39,375)
Call Option CBOT
US Treasury 10-Year Note Future 12/07	USD	111	11/20/07	1,015	433,499	(380,625)
Call Option CME
90-Day Eurodollar Future 03/08	USD	95.75	3/17/08	116	78,919	(47,850)
					$740,903	$(620,587)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING PIMCO Core Bond Portfolio Written Options Open on September 30, 2007 (continued):

Interest Rate/Credit Default Swaptions

		Floating Rate Index/Underlying	Pay/Receive	Exercise	Expiration	Notional		Premium
Description	Counterparty	Reference Entity	Floating	Rate	Date	Amount		Received	Value

Call - OTC Interest Rate Swap	Barclays Bank PLC, London	3-month USD-LIBOR	Receive	4.900%	02/01/08	USD	10,300,000	$128,235	$(117,761)
Call - OTC Interest Rate Swap	Barclays Bank PLC, London	3-Month USD-LIBOR	Receive	5.450%	02/02/09	USD	20,000,000	343,900	(560,317)
Call - OTC Interest Rate Swap	Lehman Brothers Special Financing, Inc.	3-month USD-LIBOR	Receive	5.150%	12/20/07	USD	31,300,000	452,207	(519,993)
Call - OTC Interest Rate Swap	Lehman Brothers Special Financing, Inc.	3-month USD-LIBOR	Receive	4.950%	09/26/08	USD	52,000,000	428,206	(837,981)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.010%	10/25/07	USD	21,700,000	199,770	(201,515)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.100%	02/01/08	USD	20,300,000	243,600	(333,404)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	4.900%	03/31/08	USD	341,500,000	4,533,413	(4,410,766)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/08	USD	29,000,000	356,700	(406,881)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/08	USD	41,800,000	342,760	(673,607)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	5.000%	12/15/08	USD	13,000,000	133,900	(242,507)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/08	USD	27,000,000	226,225	(644,345)
								$7,388,916	$(8,949,077)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING PIMCO Core Bond Portfolio Credit Default Swap Agreements Outstanding on September 30, 2007:

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	ABX.HE.A.06-1 Index	Sell	0.540	07/25/45	USD	1,200,000	$(84,600)
Goldman Sachs International	ABX.HE.A.06-1 Index	Buy	(0.540)	07/25/45	USD	1,000,000	139,250
Lehman Brothers Special Financing Inc.	ABX.HE.A.06-1 Index	Buy	(0.540)	07/25/45	USD	2,600,000	362,050
Merrill Lynch International	ABX.HE.A.06-1 Index	Sell	0.540	07/25/45	USD	1,200,000	(81,600)
UBS AG	ABX.HE.A.06-1 Index	Sell	0.540	07/25/45	USD	1,200,000	(84,600)
Morgan Stanley Capital Services Inc.	Allstate Corp. (The) 6.125% due 02/15/12	Buy	(0.260)	12/20/08	USD	1,800,000	(2,399)
Lehman Brothers Special Financing Inc.	American International Group 5.600% due 10/18/16	Sell	0.055	03/20/08	USD	7,600,000	(2,632)
JPMorgan Chase Bank, N.A., New York	American International Group Convertible Zero Coupon due 11/09/31	Sell	0.050	12/20/07	USD	6,800,000	(765)
Goldman Sachs International	Avebury Finance CDO PLC, Series 1A, Class C, 6.750%, 01/08/51	Buy	(2.300)	01/08/51	USD	2,600,000	2,071,940
JPMorgan Chase Bank, N.A.	Capital One Financial Corporation 8.750% due 02/01/07	Buy	(1.350)	12/20/08	USD	100,000	(1,074)
ABN AMRO Bank N.V., London	Carnival Corporation 6.150% due 04/15/08	Buy	(0.480)	12/20/08	USD	100,000	(478)
Lehman Brothers Special Financing Inc.	CDX NA.HY.7 Index	Buy	(3.250)	12/20/11	USD	2,475,000	74,355
Citibank N.A., New York	CDX.NA.HY.8 Index (35-100% Tranche)	Sell	0.355	06/20/12	USD	6,000,000	(57,420)
Morgan Stanley Capital Services Inc.	CDX.NA.IG.5 Index (10-15% Tranche)	Sell	0.458	12/20/15	USD	14,500,000	(145,701)
Deutsche Bank AG	CDX.NA.IG.7 Index	Buy	(0.400)	12/20/11	USD	30,800,000	298,426
Goldman Sachs International	CDX.NA.IG.7 Index	Sell	0.650	12/20/16	USD	56,200,000	(153,540)
Lehman Brothers Special Financing Inc.	Costco Wholesale Corporation 5.500% due 03/15/07	Buy	(0.240)	12/20/08	USD	300,000	(654)
Citibank N.A., New York	Eaton Corporation 5.750% due 07/15/12	Buy	(0.280)	12/20/08	USD	1,400,000	(3,392)
Barclays Bank PLC, London	Eli Lilly & Co Inc 6.000% due 03/15/12	Buy	(0.160)	12/20/08	USD	1,500,000	(2,544)
Morgan Stanley Capital Services Inc.	Emerson Electric Co. 4.625% due 10/15/12	Buy	(0.210)	12/20/08	USD	1,100,000	(2,132)
Credit Suisse First Boston Intl.	Federated Dept Stores, Inc. 6.625% due 04/01/11	Buy	(0.410)	12/20/08	USD	300,000	(581)
Barclays Bank PLC, London	Fedex Corporation 7.250% due 02/15/11	Buy	(0.290)	12/20/08	USD	1,100,000	(2,531)
Barclays Bank PLC	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	5.650	09/20/12	USD	700,000	44,023
Goldman Sachs International	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	3.850	09/20/12	USD	200,000	(470)
JPMorgan Chase Bank, N.A.	Furlong CDO, Series 2006-1A, Class A3, Floating Rate Bond 10/11/46	Buy	(2.580)	10/11/46	USD	2,500,000	1,380,950
Merrill Lynch International	Gannett Co., Inc. 6.375% due 04/01/12	Buy	(0.220)	12/20/08	USD	400,000	(292)
Deutsche Bank AG	Glitnir Banki HF Floating Rate Note, 01/18/12	Buy	(0.365)	03/20/12	USD	2,000,000	31,909
Barclays Bank PLC	GMAC LLC 6.875%, 08/28/12	Sell	3.650	09/20/12	USD	1,000,000	11,022
Barclays Bank PLC	GMAC LLC 6.875%, 08/28/12	Sell	4.800	09/20/12	USD	1,300,000	67,006
Goldman Sachs International	GMAC LLC 6.875%, 08/28/12	Sell	3.200	09/20/12	USD	1,100,000	(5,318)
Deutsche Bank AG	Goodrich Corporation 6.290% due 07/01/16	Buy	(0.510)	09/20/16	USD	1,600,000	(12,275)
Credit Suisse First Boston Intl.	Goodrich Corporation 7.625% due 12/15/12	Buy	(0.900)	12/20/08	USD	300,000	(3,015)
Lehman Brothers Special Financing Inc.	Goodrich Corporation 7.625% due 12/15/12	Buy	(0.970)	12/20/08	USD	600,000	(6,539)
Merrill Lynch International	Ingersoll-Rand Company 6.480% due 06/01/25	Buy	(0.320)	12/20/08	USD	800,000	(2,326)
Goldman Sachs International	Ipswich Street CDO Ltd, Series 2006-1A, Class C, Floating Rate Bond 08/04/46	Buy	(1.950)	08/04/46	USD	5,000,000	2,631,900
Barclays Bank PLC	iStar Financial Inc. 5.800% due 03/15/11	Buy	(0.365)	03/20/11	USD	5,000,000	265,931
BNP Paribas	iTraxx Europe HiVol Series 6 Version 1 Index	Buy	(0.850)	12/20/16	EUR	13,000,000	30,912
Deutsche Bank AG	iTraxx Europe HiVol Series 6 Version 1 Index	Buy	(0.850)	12/20/16	EUR	12,000,000	21,878
Goldman Sachs International	iTraxx Europe HiVol Series 6 Version 1 Index	Buy	(0.850)	12/20/16	EUR	200,000	402
Lehman Brothers Special Financing Inc.	Johnson & Johnson 3.800% due 05/15/13	Buy	(0.110)	12/20/08	USD	1,500,000	(1,636)
Barclays Bank PLC	Lehman Brothers Holdings 6.625%, 01/18/12	Sell	0.190	09/20/08	USD	11,000,000	(47,900)
Deutsche Bank AG	Lennar Corporation 5.950% due 10/17/11	Buy	(0.660)	12/20/11	USD	5,000,000	459,407
Credit Suisse First Boston Intl.	Lockheed Martin Corporation 8.200% due 12/01/09	Buy	(0.440)	12/20/08	USD	300,000	(1,454)
Lehman Brothers Special Financing Inc.	Lockheed Martin Corporation 8.200% due 12/01/09	Buy	(0.530)	12/20/08	USD	600,000	(3,561)
Lehman Brothers Special Financing Inc.	Masco Corporation 5.875% 07/15/12	Buy	(0.300)	12/20/08	USD	700,000	(850)
Credit Suisse International	Midori CDO LTD, Series 2006-1A, Class C, Floating Rate, 02/15/47	Buy	(2.310)	02/15/47	USD	5,000,000	4,253,500
Lehman Brothers Special Financing Inc.	Northrop Grumman Corporation 7.125% 02/15/11	Buy	(0.480)	12/20/08	USD	600,000	(3,271)
UBS AG, London	Northrop Grumman Space & Mission Systems Corp. 7.125% due 06/01/09	Buy	(0.290)	12/20/08	USD	100,000	(316)
Lehman Brothers Special Financing Inc.	RadioShack Corporation 7.375% 05/15/11	Buy	(0.350)	12/20/08	USD	700,000	1,680
The Royal Bank of Scotland PLC	Republic of Indonesia 6.750% due 03/10/14	Sell	0.400	12/20/08	USD	700,000	(1,360)
The Royal Bank of Scotland PLC	Republic of Indonesia 6.750%, 03/10/14	Sell	0.450	06/20/09	USD	2,000,000	(6,182)
Lehman Brothers Special Financing Inc.	Republic of Turkey 11.875% 01/15/30	Buy	(2.260)	09/20/10	USD	100,000	(3,147)
Lehman Brothers Special Financing Inc.	Republic of Turkey 11.875% 01/15/30	Buy	(2.110)	10/20/10	USD	500,000	(13,644)
Morgan Stanley Capital Services Inc.	Republic of Turkey 11.875% 01/15/30	Buy	(2.200)	10/20/10	USD	300,000	(8,946)
Citibank N.A., New York	Reynolds American Inc. 7.625%, 06/01/16	Sell	1.280	06/20/17	USD	2,600,000	(19,602)
Deutsche Bank AG	Russian Federation 5.000% Step due 03/31/30	Sell	0.260	12/20/07	USD	1,900,000	(779)
Morgan Stanley Capital Services Inc.	Russian Federation 5.000% Step due 03/31/30	Sell	0.260	12/20/07	USD	1,000,000	(411)
Morgan Stanley Capital Services Inc.	Sealed Air Corporation 144A 5.625% due 07/15/13	Buy	(0.580)	09/20/13	USD	2,200,000	17,770
Lehman Brothers Special Financing Inc.	The Home Depot, Inc. 5.375% due 04/01/06*	Buy	(0.120)	12/20/08	USD	1,500,000	1,446
Merrill Lynch International	Topanga CDO, Ltd. 2006-2A Floating Rate due 12/10/46	Buy	(2.030)	12/10/46	USD	2,200,000	1,732,940
Deutsche Bank AG	Transocean Inc. 7.375%, 04/15/18	Buy	(0.530)	06/20/17	USD	4,300,000	28,542
Barclays Bank PLC	Ukraine Government 7.650% due 06/11/13	Sell	0.710	12/20/08	USD	600,000	(639)
Deutsche Bank AG	Ukraine Government 7.650% due 06/11/13	Sell	0.720	12/20/08	USD	400,000	(378)
Credit Suisse First Boston Intl.	Wal-Mart Stores, Inc. 4.550% due 05/01/13	Buy	(0.150)	12/20/08	USD	300,000	(363)
Citibank N.A., New York	Wal-Mart Stores, Inc. 6.875% due 08/10/09	Buy	(0.140)	12/20/08	USD	200,000	(218)
Lehman Brothers Special Financing Inc.	Wal-Mart Stores, Inc. 6.875% due 08/10/09	Buy	(0.140)	12/20/08	USD	2,300,000	(2,507)
Barclays Bank PLC, London	Walt Disney Company (The) 6.375% due 03/01/12	Buy	(0.670)	12/20/08	USD	900,000	(6,428)
Credit Suisse First Boston Intl.	Walt Disney Company (The) 6.375% due 03/01/12	Buy	(0.530)	12/20/08	USD	300,000	(1,634)
UBS AG	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.960)	06/20/17	USD	2,400,000	19,626
Lehman Brothers Special Financing Inc.	Whirlpool Corp. 8.600% due 05/01/10	Buy	(0.290)	12/20/08	USD	700,000	(2,034)
							$13,162,727

*In the event of a default, if this bond is no longer available an equivalent bond will be delivered.

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING PIMCO Core Bond Portfolio Interest Rate Swap Agreements Outstanding on September 30, 2007:

				Unrealized
	Termination	Notional		Appreciation/
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Barclays Bank PLC, London	06/15/09	GBP	26,100,000	$(289,903)

Receive a fixed rate equal to 7.250% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: Citibank N.A., London	06/15/09	NZD	22,300,000	(286,597)

Receive a fixed rate equal to 7.250% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: JPMorgan Chase Bank, N.A.	06/15/09	NZD	89,200,000	(793,213)

Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets L.P.	06/19/09	GBP	30,700,000	394,317

Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	06/19/09	GBP	8,700,000	103,706

Receive a fixed rate equal to 7.000% and pay a floating rate based on 3-month AUD-BBR-BBSW Counterparty: UBS AG	09/15/09	AUD	49,300,000	(38,359)

Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month EUR-Euribor Counterparty: Deutsche Bank AG, Frankfurt	12/19/09	EUR	16,500,000	152,021

Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets L.P.	12/19/09	GBP	2,400,000	57,466

Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Barclays Bank PLC	09/15/10	GBP	30,300,000	(252,677)

Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	09/15/10	GBP	4,100,000	(30,141)

Receive a fixed rate equal to 2.090% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: BNP Paribas	10/15/10	EUR	7,800,000	162,125

Receive a fixed rate equal to 2.1455% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: UBS AG, London Branch	10/15/10	EUR	1,500,000	33,986

Receive a fixed rate equal to 1.9475% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC	03/15/12	EUR	5,100,000	(88,340)

Receive a fixed rate equal to 1.995% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Goldman Sachs Capital Markets, L.P.	03/15/12	EUR	4,200,000	(14,994)

Receive a fixed rate equal to 1.965% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Lehman Brothers Special Financing Inc.	03/15/12	EUR	1,300,000	(5,569)

Receive a fixed rate equal to 1.955% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	03/28/12	EUR	1,300,000	(9,376)

Receive a fixed rate equal to 1.960% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Goldman Sachs Capital Markets, L.P.	03/30/12	EUR	1,400,000	(9,409)

Receive a fixed rate equal to 1.950% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	03/30/12	EUR	1,400,000	(10,854)

Receive a fixed rate equal to 1.960% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London	04/05/12	EUR	800,000	(6,229)

Receive a fixed rate equal to 1.940% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: BNP Paribas	04/10/12	EUR	2,000,000	(17,618)

Receive a fixed rate equal to 1.940% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	04/10/12	EUR	2,100,000	(20,128)

Receive a fixed rate equal to 1.980% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London	04/30/12	EUR	1,500,000	(12,370)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2007 (Unaudited) (continued)

				UNREALIZED
	TERMINATION	NOTIONAL		APPRECIATION/
	DATE	AMOUNT		(DEPRECIATION)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Citibank N.A., New York	12/19/12	USD	15,500,000	$(57,994)

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Morgan Stanley Capital Services Inc.	12/19/12	USD	21,100,000	(71,624)

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: The Royal Bank of Scotland PLC	12/19/12	USD	73,600,000	(242,549)

Receive a fixed rate equal to 7.000% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: Deutsche Bank AG, Frankfurt	03/20/13	AUD	5,200,000	(25,966)

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Deutsche Bank AG	12/19/14	USD	16,200,000	(105,953)

Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Merrill Lynch Capital Services, Inc.	06/15/16	GBP	900,000	(86,534)

Receive a fixed rate equal to 8.720% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	09/05/16	MXN	103,200,000	(9,218)

Receive a fixed rate equal to 8.720% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Merrill Lynch Capital Services, Inc.	09/05/16	MXN	41,200,000	(32,220)

Receive a fixed rate equal to 8.860% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	09/12/16	MXN	23,500,000	73,112

Receive a fixed rate equal to 8.170% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Goldman Sachs Capital Markets, L.P.	11/04/16	MXN	94,000,000	(228,856)

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Citibank N.A., New York	12/19/17	USD	5,200,000	(9,758)

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Credit Suisse International	12/19/17	USD	7,300,000	(75,963)

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Lehman Brothers Special Financing Inc.	12/19/17	USD	5,200,000	(224,550)

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: The Royal Bank of Scotland PLC	12/19/17	USD	9,600,000	(35,965)

Receive a floating rate based on 6-month AUD-BBR-BBSW and pay a fixed rate equal to 6.500% Counterparty: Deutsche Bank AG, Frankfurt	03/20/18	AUD	7,100,000	54,889

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Barclays Bank PLC, London	12/15/35	GBP	21,100,000	1,839,236

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Deutsche Bank AG	12/15/35	GBP	8,200,000	606,044

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Goldman Sachs Capital Markets, L.P.	12/15/35	GBP	13,200,000	1,485,165

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.250% Counterparty: Goldman Sachs Capital Markets, L.P.	06/12/36	GBP	1,800,000	195,907

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 5.500% Counterparty: Goldman Sachs Capital Markets L.P.	12/15/36	GBP	2,000,000	(64,729)

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 5.500% Counterparty: The Royal Bank of Scotland PLC	12/15/36	GBP	600,000	$(23,688)

Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG	12/19/37	USD	17,800,000	1,082,165

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Goldman Sachs Capital Markets L.P.	12/19/37	GBP	300,000	(22,713)

Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	12/19/37	USD	28,300,000	1,826,363

				$4,862,445

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
PREFERRED STOCK: 0.5%
		Investment Companies: 0.2%
24,400	@@	Vale Capital Ltd.	$1,634,800
			1,634,800
		Mining: 0.1%
5,000		Freeport-McMoRan Copper & Gold, Inc. - Non Voting	775,500
			775,500
		Oil & Gas: 0.2%
3,200		Chesapeake Energy Corp.	356,800
8,000		Chesapeake Energy Corp.	806,000
			1,162,800
		Total Preferred Stock
		(Cost $2,883,104)	3,573,100

Principal Amount			Value
CONVERTIBLE BONDS: 1.3%
		Banks: 0.2%
$450,000	@@, #	Deutsche Bank AG, Discount Note, due 10/24/08	$464,445
325,000	@@, #, Z	Deutsche Bank AG, 1.310%, due 09/29/08	320,808
500,000	@@, #, Z	Deutsche Bank AG, 2.280%, due 07/14/08	491,200
			1,276,453
		Coal: 0.2%
1,000,000	C, L	Peabody Energy Corp., 4.750%, due 12/15/41	1,055,000
			1,055,000
		Diversified Financial Services: 0.2%
1,100,000	#	Morgan Stanley, 3.350%, due 10/01/12	1,100,000
			1,100,000
		Electric: 0.3%
1,600,000	C	CMS Energy Corp., 2.875%, due 12/01/24	2,066,000
			2,066,000
		Oil & Gas: 0.1%
50,000	C	Chesapeake Energy Corp., 2.500%, due 05/15/37	51,313
500,000	C, L	Chesapeake Energy Corp., 2.750%, due 11/15/35	551,250
			602,563
		Semiconductors: 0.1%
1,050,000	L	Advanced Micro Devices, Inc., 6.000%, due 05/01/15	948,938
			948,938
		Telecommunications: 0.2%
200,000	@@, #, C, L	Nortel Networks Corp., 1.750%, due 04/15/12	168,000
1,225,000	@@, #, C, L	Nortel Networks Corp., 2.125%, due 04/15/14	1,001,438
300,000	C	Qwest Communications International, Inc., 3.500%, due 11/15/25	498,000
			1,667,438
		Total Convertible Bonds
		(Cost $8,700,206)	8,716,392
CORPORATE BONDS/NOTES: 78.3%
		Advertising: 1.4%
2,375,000	C	R.H. Donnelley Corp., 6.875%, due 01/15/13	2,256,250
5,675,000	C	R.H. Donnelley Corp., 8.875%, due 01/15/16	5,809,781
1,475,000	#, C	RH Donnelley Corp., 8.875%, due 10/15/17	1,504,500
			9,570,531
		Aerospace/Defense: 0.3%
1,247,617		Continental Airlines, Inc., 6.920%, due 04/02/13	1,260,775
1,075,000	C	L-3 Communications Corp., 7.625%, due 06/15/12	1,104,563
			2,365,338
		Agriculture: 0.3%
1,975,000	C	Reynolds American, Inc., 7.750%, due 06/01/18	2,113,066
			2,113,066
		Airlines: 0.2%
378,902		Continental Airlines, Inc., 7.373%, due 12/15/15	366,588
385,943		United Air Lines, Inc., 6.201%, due 09/01/08	384,978
352,284		United Air Lines, Inc., 6.602%, due 09/01/13	353,205
			1,104,771
		Apparel: 0.4%
2,700,000	C, L	Quiksilver, Inc., 6.875%, due 04/15/15	2,598,750
			2,598,750
		Auto Manufacturers: 0.8%
2,500,000		DaimlerChrysler NA Holding Corp., 9.360%, due 08/03/14	2,500,285
2,481,250		Ford Motor Co., 8.700%, due 11/29/13	2,412,326
1,000,000	C, L	General Motors Corp., 8.250%, due 07/15/23	880,000
			5,792,611
		Auto Parts & Equipment: 2.7%
2,550,000	C, L	ArvinMeritor, Inc., 8.125%, due 09/15/15	2,486,250
3,900,000	C, L	ArvinMeritor, Inc., 8.750%, due 03/01/12	3,997,500
2,405,000	C, L	Cooper Standard Automotive, Inc., 7.000%, due 12/15/12	2,212,600
2,903,000	C, L	Goodyear Tire & Rubber Co., 9.000%, due 07/01/15	3,113,468
2,300,000	C, L	Tenneco, Inc., 8.625%, due 11/15/14	2,328,750
485,000	C	Tenneco, Inc., 10.250%, due 07/15/13	522,588

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2007 (Unaudited) (continued)

	Principal Amount			Value
			Auto Parts & Equipment (continued)
	$3,760,000	#, C	TRW Automotive, Inc., 7.250%, due 03/15/17	$3,684,800
				18,345,956
			Banks: 0.6%
	3,900,000		Sand Ridge, 8.625%, due 04/01/15	3,880,500
				3,880,500
			Building Materials: 0.3%
	1,900,000	@@, #, C, L	C8 Capital SPV Ltd., 6.640%, due 12/31/49	1,852,052
				1,852,052
			Chemicals: 3.1%
	300,000	L	Arco Chemical, Co., 10.250%, due 11/01/10	322,500
	4,225,000	C	Chemtura Corp., 6.875%, due 06/01/16	4,034,875
	688,000	C	Equistar Chemicals LP, 10.125%, due 09/01/08	713,800
	5,325,000	@@, #, C, L	Ineos Group Holdings PLC, 8.500%, due 02/15/16	5,125,313
	1,050,000	C, L	Lyondell Chemical Co., 6.875%, due 06/15/17	1,144,500
	1,275,000	C	Lyondell Chemical Co., 8.000%, due 09/15/14	1,408,875
	1,075,000	C	Lyondell Chemical Co., 8.250%, due 09/15/16	1,217,438
	3,475,000	C	Nalco Co., 7.750%, due 11/15/11	3,561,875
	2,500,000	C	Rockwood Specialties Group, Inc., 7.500%, due 11/15/14	2,506,250
EUR	923,858	@@	SigmaKalon Group BV, 6.410%, due 06/30/12	1,296,374
				21,331,800
			Commercial Services: 2.6%
	$7,110,000	C, L	Aramark Services, Inc., 8.500%, due 02/01/15	7,287,750
	166,667		Hertz Corp., 5.238%, due 12/21/12	164,391
	416,518		Hertz Corp., 7.550%, due 12/21/12	410,832
	2,322		Hertz Corp., 7.550%, due 10/01/77	2,290
	509,832		Hertz Corp., 7.560%, due 12/21/12	502,871
	4,745,000	C	Hertz Corp., 8.875%, due 01/01/14	4,911,075
	1,475,000	C	Service Corp. International, 7.625%, due 10/01/18	1,537,688
	3,000,000		Thomson Learning, Inc., 7.950%, due 06/27/14	2,915,001
				17,731,898
			Computers: 0.7%
	4,300,000	C	Sungard Data Systems, Inc., 9.125%, due 08/15/13	4,493,500
				4,493,500
			Corporate Notes: 0.3%
	2,000,000		Hawaiian Telcom Communications, Inc., 7.610%, due 06/01/14	1,943,126
				1,943,126
			Distribution/Wholesale: 0.5%
	1,800,000	C	Buhrmann US, Inc., 7.875%, due 03/01/15	1,692,000
	1,500,000	C	Buhrmann US, Inc., 8.250%, due 07/01/14	1,425,000
				3,117,000
			Diversified Financial Services: 6.5%
	2,490,312	C	AES Ironwood, LLC, 8.857%, due 11/30/25	2,726,891
	650,290	C	AES Red Oak, LLC, 8.540%, due 11/30/19	695,810
	1,500,000		Amadeus Halde, 7.636%, due 04/08/13	1,430,859
	1,500,000		Amadeus Halde, 7.886%, due 04/08/14	1,439,297
	3,125,000	#, C	Biomet, Inc., 10.000%, due 10/15/17	3,140,625
	2,750,000	#, C	Biomet, Inc., 11.625%, due 10/15/17	2,681,250
	3,000,000		Ford Motor Credit Co., 7.000%, due 10/01/13	2,714,301
	2,430,000		Ford Motor Credit Co., 7.375%, due 02/01/11	2,330,159
	6,975,000		Ford Motor Credit Co., 7.800%, due 06/01/12	6,641,630
	2,500,000		General Motors Acceptance Corp., 6.875%, due 08/28/12	2,347,335
	1,500,000	L	General Motors Acceptance Corp., 7.000%, due 02/01/12	1,425,347
	1,865,000		General Motors Acceptance Corp., 7.250%, due 03/02/11	1,809,296
	2,075,000	L	General Motors Acceptance Corp., 8.000%, due 11/01/31	2,041,099
	2,000,000	C	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.750%, due 11/15/14	2,210,000
	2,800,000	C	KRATON Polymers, LLC, 8.125%, due 01/15/14	2,730,000
	1,350,000	#, C	NSG Holdings, LLC, 7.750%, due 12/15/25	1,343,250
	525,000	@@, #, C	Petroplus Finance Ltd., 6.750%, due 05/01/14	506,625
	525,000	@@, #, C	Petroplus Finance Ltd., 7.000%, due 05/01/17	501,375
	400,000	@@, #	TNK-BP Finance SA, 6.625%, due 03/20/17	373,520
	500,000	@@, L	TNK-BP Finance SA, 7.500%, due 07/18/16	499,700
	1,200,000	@@, #	TNK-BP Finance SA, 7.500%, due 07/18/16	1,194,720
	3,725,000	C	Universal City Florida Holding Co. I/II, 8.375%, due 05/01/10	3,771,563
				44,554,652
			Electric: 6.1%
	4,030,000	#, C	AES Corp., 8.750%, due 05/15/13	4,236,538
	1,040,000	#	Edison Mission Energy, 7.000%, due 05/15/17	1,029,600
	4,850,000	#	Edison Mission Energy, 7.200%, due 05/15/19	4,801,500
	1,160,000	C, L	Edison Mission Energy, 7.750%, due 06/15/16	1,206,400
	2,253,961	C	Midwest Generation, LLC, 8.560%, due 01/02/16	2,411,738
	400,000	C	Nevada Power Co., 6.750%, due 07/01/37	404,097
	3,000,000	C	NRG Energy, Inc., 7.250%, due 02/01/14	3,015,000
	4,100,000	C	NRG Energy, Inc., 7.375%, due 02/01/16	4,120,500
	250,000	C	NRG Energy, Inc., 7.375%, due 01/15/17	250,625
	4,000,000	C	PSEG Energy Holdings, LLC, 8.500%, due 06/15/11	4,230,112
	4,050,000	C	Reliant Energy, Inc., 6.750%, due 12/15/14	4,110,750
	2,025,000	C, L	Reliant Energy, Inc., 7.625%, due 06/15/14	2,050,313
	3,050,000	C, L	Reliant Energy, Inc., 7.875%, due 06/15/17	3,084,313
	700,000	C	Sierra Pacific Power Co., 6.750%, due 07/01/37	707,169
	1,850,000	C, L	Sierra Pacific Resources, 8.625%, due 03/15/14	1,967,516
	1,894,194	#, C, L	South Point Energy Center, LLC, 8.400%, due 05/30/12	1,875,252
	2,498,183	#, C	Tenaska Alabama Partners LP, 7.000%, due 06/30/21	2,521,933
				42,023,356
			Electrical Components & Equipment: 0.6%
	1,750,000	@@	Legrand, 8.500%, due 02/15/25	2,056,250

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2007 (Unaudited) (continued)

	Principal Amount			Value
			Electrical Components & Equipment (continued)
	$1,900,000	C	Superior Essex Communications, LLC, 9.000%, due 04/15/12	$1,885,750
				3,942,000
			Electronics: 1.4%
	1,475,000	@@, C, L	Celestica, Inc., 7.625%, due 07/01/13	1,379,125
	3,050,000	@@, C, L	Celestica, Inc., 7.875%, due 07/01/11	2,950,875
	2,800,000	C	Communications & Power Industries, Inc., 8.000%, due 02/01/12	2,863,000
	2,850,000	C, L	Sanmina-SCI Corp., 8.125%, due 03/01/16	2,479,500
				9,672,500
			Energy - Alternate Sources: 0.1%
	852,273		Headwaters, Inc., 7.360%, due 04/30/11	837,358
				837,358
			Engineering & Construction: 0.3%
GBP	976,180	@@	Grupo Ferrovial SA, 9.370%, due 04/07/11	1,944,822
				1,944,822
			Entertainment: 1.0%
	$3,617,000	#, C	Choctaw Resort Development Enterprise, 7.250%, due 11/15/19	3,576,309
	1,475,000	C	Herbst Gaming, Inc., 7.000%, due 11/15/14	1,216,875
	2,125,000	C	Herbst Gaming, Inc., 8.125%, due 06/01/12	1,915,156
				6,708,340
			Environmental Control: 0.8%
	4,000,000	C	Allied Waste North America, Inc., 7.125%, due 05/15/16	4,110,000
	1,145,000	C	Allied Waste North America, Inc., 7.250%, due 03/15/15	1,173,625
				5,283,625
			Food: 1.8%
	3,300,000	C, L	Albertson’s, Inc., 7.450%, due 08/01/29	3,193,093
	500,000	C	Albertson’s, Inc., 8.000%, due 05/01/31	510,017
	2,250,000		Albertsons, LLC, 7.750%, due 06/15/26	2,248,126
	300,000		Albertson’s, LLC, 6.570%, due 02/23/28	255,000
	600,000	L	American Stores Co., 8.000%, due 06/01/26	614,120
	3,150,000	C	Ingles Markets, Inc., 8.875%, due 12/01/11	3,228,750
	1,335,000	C	Pilgrim’s Pride Corp., 7.625%, due 05/01/15	1,361,700
	480,000	C, L	Pilgrim’s Pride Corp., 8.375%, due 05/01/17	492,000
	100,000	C	Supervalu, Inc., 7.500%, due 11/15/14	102,250
				12,005,056
			Forest Products & Paper: 3.0%
	1,400,000	@@, C, L	Abitibi-Consolidated Co. of Canada, 8.375%, due 04/01/15	1,025,500
	600,000	@@, C	Abitibi-Consolidated Co. of Canada, 8.550%, due 08/01/10	498,000
	125,000	@@, C, L	Abitibi-Consolidated, Inc., 7.750%, due 06/15/11	96,875
	2,000,000	@@, C, L	Bowater Canada Finance, 7.950%, due 11/15/11	1,655,000
	650,000	@@, C	Cascades, Inc., 7.250%, due 02/15/13	640,250
	1,500,000	#, C	Georgia-Pacific Corp., 7.125%, due 01/15/17	1,458,750
	3,760,000		Georgia-Pacific Corp., 7.375%, due 12/01/25	3,515,600
	6,525,000	C	Georgia-Pacific Corp., 8.000%, due 01/15/24	6,394,500
	500,000	@@	Smurfit Capital Funding PLC, 7.500%, due 11/20/25	482,500
	4,350,000	C	Verso Paper Holdings, LLC and Verson Paper, Inc., 9.125%, due 08/01/14	4,502,250
				20,269,225
			Health Care: 0.5%
	750,000	C	Ventas Realty LP, 6.750%, due 04/01/17	751,875
	2,000,000	C	Ventas Realty LP, 7.125%, due 06/01/15	2,050,000
	800,000	C	Ventas Realty LP, 9.000%, due 05/01/12	874,000
				3,675,875
			Healthcare — Products: 1.3%
	2,700,000		Fresenius Medical Care Capital Trust, 7.875%, due 06/15/11	2,814,750
	2,400,000	X	Fresenius Medical Care Capital Trust II, 7.875%, due 02/01/08	2,412,000
	5,215,000	C	Rotech Healthcare, Inc., 9.500%, due 04/01/12	3,624,425
				8,851,175
			Healthcare — Services: 5.3%
	92,807		Community Health Systems, Inc., 4.000%, due 07/02/14	91,340
	1,047,564		Community Health Systems, Inc., 7.755%, due 07/02/14	1,031,000
	359,629		Community Health Systems, Inc., 7.760%, due 07/02/14	353,942
	2,910,000	#, C	Community Health Systems, Inc., 8.875%, due 07/15/15	3,004,575
	5,365,000	C	DaVita, Inc., 7.250%, due 03/15/15	5,405,238
	735,000	C	HCA, Inc., 6.750%, due 07/15/13	663,338
	5,300,000	C	HCA, Inc., 7.190%, due 11/15/15	4,609,140
	1,990,000		HCA, Inc., 7.450%, due 11/14/13	1,955,175
	1,800,000		HCA, Inc., 7.690%, due 06/15/25	1,487,399
	10,190,000	#, C	HCA, Inc., 9.250%, due 11/15/16	10,852,350
	2,750,000	&, #, C	HCA, Inc., 9.625%, due 11/15/16	2,942,500
	1,690,141		Healthsouth Corp., 7.860%, due 02/02/13	1,646,748
	3,000,000	C	Tenet Healthcare Corp., 7.375%, due 02/01/13	2,557,500
				36,600,245
			Holding Companies — Diversified: 0.3%
	275,000	@@, C, L	JSG Funding PLC, 7.750%, due 04/01/15	269,500
EUR	620,140	@@	Nordic Telephone Co. APS, 6.330%, due 11/30/13	869,483
EUR	742,500	@@	Nordic Telephone Co. APS, 6.580%, due 11/30/14	1,045,218
				2,184,201
			Household Products/Wares: 0.2%
	$1,000	C, L	Spectrum Brands, Inc., 7.375%, due 02/01/15	775
	1,650,000	C, W, L	Yankee Acquisition Corp., 8.500%, due 02/15/15	1,608,750
				1,609,525
			Leisure Time: 0.3%
	2,200,000	@@	Royal Caribbean Cruises Ltd., 7.250%, due 03/15/18	2,143,882
				2,143,882
			Lodging: 2.4%
	5,100,000	C	MGM Mirage, 6.625%, due 07/15/15	4,864,125

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount				Value
			Lodging (continued)
$500,000		C	MGM Mirage, 6.875%, due 04/01/16	$ 486,250
2,900,000		C	MGM Mirage, 7.500%, due 06/01/16	2,896,375
300,000		C	Mirage Resorts, Inc., 7.250%, due 08/01/17	292,500
150,000		C	Station Casinos, Inc., 6.500%, due 02/01/14	132,750
1,705,000		C	Station Casinos, Inc., 6.875%, due 03/01/16	1,491,875
2,075,000		C	Station Casinos, Inc., 7.750%, due 08/15/16	2,064,625
4,200,000		C	Wynn Las Vegas, LLC, 6.625%, due 12/01/14	4,137,000
				16,365,500
			Media: 6.1%
2,190,000		@@, C	CanWest Media, Inc., 8.000%, due 09/15/12	2,157,150
9,250,000		C	CCO Holdings, LLC, 8.750%, due 11/15/13	9,342,500
2,275,000		C	CSC Holdings, Inc., 6.750%, due 04/15/12	2,201,063
2,600,000			CSC Holdings, Inc., 7.625%, due 04/01/11	2,619,500
425,000			CSC Holdings, Inc., 7.625%, due 07/15/18	408,000
1,003,000		C	Dex Media West, LLC, 9.875%, due 08/15/13	1,071,956
5,150,000		C	Echostar DBS Corp., 7.125%, due 02/01/16	5,317,375
4,950,000		C, L	Idearc, Inc., 8.000%, due 11/15/16	4,962,375
EUR	2,285,000	@@, #, C	Lighthouse International Co. SA, 8.000%, due 04/30/14	3,392,685
$1,625,000		@@, #, C	Quebecor Media, Inc., 7.750%, due 03/15/16	1,557,969
1,950,000			Tribune Co., 8.360%, due 05/30/14	1,782,084
1,175,000		@@, #, C	Unity Media GmbH, 10.375%, due 02/15/15	1,204,375
EUR	1,500,000	@@	UPC Broadband Holding BV, 7.042%, due 12/31/14	2,047,344
EUR	1,125,000	@@, C, L	UPC Holding BV, 7.750%, due 01/15/14	1,580,124
EUR	1,625,000	@@, C, L	UPC Holding BV, 8.625%, due 01/15/14	2,375,087
				42,019,587
			Mining: 0.9%
$1,500,000		C	Freeport-McMoRan Copper & Gold, Inc., 8.250%, due 04/01/15	1,623,750
3,300,000		C	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	3,613,500
1,065,000		@@, C	Novelis, Inc., 7.250%, due 02/15/15	1,033,050
				6,270,300
			Miscellaneous Manufacturing: 0.9%
1,450,000		#, C	Actuant Corp., 6.875%, due 06/15/17	1,435,500
EUR	2,800,000	@@, L	Bombardier, Inc., 7.250%, due 11/15/16	4,082,477
$625,000		C, L	Sally Holdings, LLC, 9.250%, due 11/15/14	634,375
10,000		C	Trinity Industries, Inc., 6.500%, due 03/15/14	9,650
				6,162,002
			Oil & Gas: 1.4%
450,000		C	Chesapeake Energy Corp., 6.625%, due 01/15/16	450,000
1,025,000		C	Chesapeake Energy Corp., 6.875%, due 01/15/16	1,030,125
2,050,000		C	Chesapeake Energy Corp., 7.000%, due 08/15/14	2,073,063
337,000		@@, #, C	Citic Resources Finance Ltd., 6.750%, due 05/15/14	328,137
1,600,000		C	Newfield Exploration Co., 6.625%, due 09/01/14	1,580,000
3,055,000		@@, #, C	OPTI Canada, Inc., 8.250%, due 12/15/14	3,093,188
350,000		C	Plains Exploration & Production Co., 7.000%, due 03/15/17	329,000
1,000,000		C	Plains Exploration & Production Co., 7.750%, due 06/15/15	985,000
				9,868,513
			Oil & Gas Services: 0.7%
2,125,000		@@, C	Compagnie Generale de Geophysique-Veritas, 7.500%, due 05/15/15	2,199,375
300,000		@@, C	Compagnie Generale de Geophysique-Veritas, 7.750%, due 05/15/17	310,500
1,950,000		C	Complete Production Services, Inc., 8.000%, due 12/15/16	1,937,813
				4,447,688
			Packaging & Containers: 2.1%
1,625,000		C, L	Berry Plastics Holding Corp., 8.875%, due 09/15/14	1,669,688
2,725,000		C	Crown Americas, LLC and Crown Americas Capital Corp., 7.750%, due 11/15/15	2,827,188
2,500,000		C, L	Jefferson Smurfit Corp., 7.500%, due 06/01/13	2,431,250
1,149,000		C	Jefferson Smurfit Corp., 8.250%, due 10/01/12	1,157,618
1,450,000		@@, C	Norampac, Inc., 6.750%, due 06/01/13	1,392,000
875,000		C	Owens Brockway Glass Container, Inc., 6.750%, due 12/01/14	867,344
1,000,000		C	Owens Brockway Glass Container, Inc., 8.750%, due 11/15/12	1,046,250
1,525,000		C, L	Smurfit-Stone Container Enterprises, Inc., 8.000%, due 03/15/17	1,505,938
1,500,000		C	Stone Container Corp., 8.375%, due 07/01/12	1,507,500
				14,404,776
			Pipelines: 5.8%
4,550,000		#	Dynegy Holdings, Inc., 7.500%, due 06/01/15	4,413,500
1,875,000			Dynegy Holdings, Inc., 8.375%, due 05/01/16	1,893,750
4,250,000		C, L	El Paso Corp., 7.000%, due 06/15/17	4,336,636
3,000,000		C	Roseton/Danskammer, 7.270%, due 11/08/10	3,013,140
2,075,000		C	Roseton/Danskammer, 7.670%, due 11/08/16	2,085,375
5,425,000		#, C, L	SemGroup LP, 8.750%, due 11/15/15	5,330,063
4,000,000		C	Sonat, Inc., 7.000%, due 02/01/18	4,040,168
3,260,000		C, L	Williams Cos., Inc., 7.500%, due 01/15/31	3,398,550
4,700,000		C, L	Williams Cos., Inc., 7.625%, due 07/15/19	5,058,375
5,150,000		C	Williams Cos., Inc., 7.875%, due 09/01/21	5,626,375
675,000		C	Williams Partners LP/Williams Partners Finance Corp., 7.250%, due 02/01/17	691,875
				39,887,807
			Real Estate: 0.2%
1,750,000		C	Forest City Enterprises, Inc., 7.625%, due 06/01/15	1,658,125
				1,658,125
			Retail: 2.8%
2,700,000		C	AmeriGas Partners LP, 7.125%, due 05/20/16	2,639,250
3,860,000		C	Amerigas Partners LP, 7.250%, due 05/20/15	3,821,400
7,725,000		C, L	Bon-Ton Stores, Inc., 10.250%, due 03/15/14	7,261,485
1,875,000		C	Ferrellgas Escrow, LLC, 6.750%, due 05/01/14	1,837,500
2,520,000		C	Ferrellgas Partners LP, 8.750%, due 06/15/12	2,595,600
960,000		C	Suburban Propane Partners LP, 6.875%, due 12/15/13	940,800
				19,096,035

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2007 (Unaudited) (continued)

	Principal Amount			Value
			Semiconductors: 2.0%
	$5,510,000	C, L	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	$5,344,700
	3,700,000	&, C	Freescale Semiconductor, Inc., 9.125%, due 12/15/14	3,441,000
	4,700,000	@@, C	Sensata Technologies BV, 8.000%, due 05/01/14	4,606,000
				13,391,700
			Software: 0.1%
	994,983		Riverdeep Interatactive Learn, 8.110%, due 11/28/13	987,769
				987,769
			Telecommunications: 9.0%
	507,000	C	American Cellular Corp., 10.000%, due 08/01/11	532,350
	2,500,000	C	Cincinnati Bell, Inc., 7.250%, due 07/15/13	2,531,250
	4,000,000	C, L	Cincinnati Bell, Inc., 8.375%, due 01/15/14	4,010,000
	3,225,000	C	Citizens Communications Co., 7.125%, due 03/15/19	3,192,750
	500,000		Citizens Communications Co., 7.450%, due 07/01/35	433,750
	1,550,000	C	Citizens Communications Co., 9.000%, due 08/15/31	1,581,000
	1,000,000		Dobson Communications Corp., 7.360%, due 03/14/14	988,750
	1,800,000	C, L	Hawaiian Telcom Communications, Inc., 9.750%, due 05/01/13	1,849,500
	1,714,000	C	Insight Midwest LP, 9.750%, due 10/01/09	1,720,427
	2,700,000	@@, C	Intelsat Bermuda Ltd., 9.250%, due 06/15/16	2,814,750
	275,000	@@, C	Intelsat Subsidiary Holding Co., Ltd., 8.250%, due 01/15/13	280,500
	3,475,000	@@, C	Intelsat Subsidiary Holding Co., Ltd., 8.625%, due 01/15/15	3,561,875
	4,800,000	@@, #, C	Nordic Telephone Co. APS, 8.875%, due 05/01/16	5,088,000
	250,000	@@, #	Nortel Networks Ltd., 9.610%, due 07/15/11	251,250
	4,500,000	@@, #, C, L	Nortel Networks Ltd., 10.125%, due 07/15/13	4,651,875
	1,100,000		Northwestern Bell Telephone, 7.750%, due 05/01/30	1,080,750
	3,000,000	@@, C	NTL Cable PLC, 9.125%, due 08/15/16	3,127,500
	2,825,000	C	Qwest Communications International, Inc., 7.500%, due 02/15/14	2,874,438
	2,600,000	C, L	Qwest Corp., 7.500%, due 06/15/23	2,574,000
	7,750,000	C	Qwest Corp., 8.875%, due 03/15/12	8,495,938
	3,825,000	C	Rural Cellular Corp., 9.875%, due 02/01/10	4,016,250
	4,250,000	C	Time Warner Telecom Holdings, Inc., 9.250%, due 02/15/14	4,430,625
	1,200,000	@@, #, C	Wind Acquisition Finance SA, 10.750%, due 12/01/15	1,335,000
	533,501		Wind Acquisition Finance SA, 12.610%, due 12/21/11	523,720
				61,946,248
			Transportation: 0.2%
	1,500,000	@@, C	Kansas City Southern de Mexico SA de CV, 9.375%, due 05/01/12	1,578,750
				1,578,750
			Total Corporate Bonds/Notes
			(Cost $539,174,605)	536,631,536
U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.7%
			Federal National Mortgage Corporation: 13.7%
	36,400,000	W	5.000%, due 10/15/33	34,722,178
	25,700,000	W	5.500%, due 10/15/35	25,173,947
	496,672		5.500%, due 02/01/37	486,652
	115,229		5.500%, due 04/01/37	112,885
	7,499,202		5.500%, due 05/01/37	7,346,625
	4,985,753		5.500%, due 07/01/37	4,884,314
	484,712		5.500%, due 08/01/37	474,850
	21,000,000	W	6.000%, due 10/15/34	21,029,526
			Total U.S. Government Agency Obligations
			(Cost $94,116,086)	94,230,977
U.S. TREASURY OBLIGATIONS: 1.7%
			U.S. Treasury Bonds: 1.5%
EUR	7,400,000	@@	3.860%, due 10/11/07	10,539,550
				10,539,550
			U.S. Treasury Notes: 0.2%
	$1,250,000		3.620%, due 12/13/07	1,240,779
				1,240,779
			Total U.S. Treasury Obligations
			(Cost $11,183,728)	11,780,329
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.0%
	172,631		United AirLines, Inc., 6.071%, due 03/01/13	173,514

			Total Collateralized Mortgage Obligations
			(Cost $170,863)	173,514
MUNICIPAL BONDS: 0.1%
			California: 0.1%
	600,000	C	Palomar Community College District, 4.750%, due 05/01/32	601,350
				601,350
			New Jersey: 0.0%
	200,000	C	Tobacco Settlement Financing Corp., 5.000%, due 06/01/41	169,260
				169,260
			Puerto Rico: 0.0%
	1,600,000	C, Z	Puerto Rico Sales Tax Financing Corp., 19.250%, due 08/01/54	157,680
				157,680
			Total Municipal Bonds
			(Cost $881,178)	928,290

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount				Value
OTHER BONDS: 4.4%
			Foreign Government Bonds: 4.4%
EUR	21,000,000	@@	Bundesschatzanweisungen, 2.750%, due 12/14/07	$29,864,863
			Total Other Bonds
			(Cost $28,549,502 )	29,864,863

Notional Amount			Value
PURCHASED OPTIONS: 0.6%
USD	11,000,000	Call Swaption OTC - Barclays Bank PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 4.720%-Exp 12/31/08	$971,686
USD	180,000,000	Call Swaption OTC - Barclays Bank PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 4.75%-Exp 09/08/09	94,055
USD	20,900,000	Call Swaption OTC - Credit Suisse International
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 4.750%-Exp 09/08/09	181,385
USD	120,000,000	Call Swaption OTC - Merrill Lynch Capital Services, Inc.
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 4.75%-Exp 09/22/08	1,544,044
USD	110,000,000	Call Swaption OTC - The Royal Bank of Scotland PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 4.750%-Exp 09/22/08	467,502
USD	54,500,000	Call Swaption OTC - The Royal Bank of Scotland PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 4.750%-Exp 09/08/09	1,060,021
		Total Purchased Options
		(Cost $4,175,139)	4,318,693
		Total Long-Term Investments
		(Cost $689,834,411)	690,217,694

Principal Amount					Value
SHORT-TERM INVESTMENTS: 39.1%
			Commercial Paper: 14.9%
$14,900,000			Fortis, 5.130%, due 10/01/07		$ 14,897,879
19,000,000			Rabobank, 5.000%, due 10/01/07		18,997,361
18,800,000			SKANDI 5.05% 01/25/08, 5.300%, due 01/25/08		18,481,904
1,096,667			Tribune Co., 7.860%, due 05/30/09		1,077,475
16,500,000			UBS Finance, 4.750%, due 10/01/07		16,497,823
31,900,000			Westpac Securities, 5.690%, due 11/02/07		31,734,499
			Total Commercial Paper
			(Cost $101,686,941)		101,686,941
			Foreign Government Securities: 8.5%
EUR	1,000,000	@@, Z	Belgium Treasury Bill, 3.830%, due 11/15/07		1,419,210
EUR	40,000,000	@@, Z	Dutch Treasury Certificate, 0.530%, due 10/31/07		57,012,051
			Total Foreign Government Securities
			(Cost $58,431,261)		58,431,261
			U.S. Government Agency Obligations: 1.1%
$7,700,000		Z	Federal Home Loan Bank, 4.960%, due 10/12/07		7,689,405

			Total U.S. Government Agency Obligations
			(Cost $7,689,405)		7,689,405
			Securities Lending Collateralcc: 14.6%
100,232,101			Bank of New York Mellon Corp. Institutional Cash Reserves		100,232,101

			Total Securities Lending Collateral
			(Cost $100,232,101)		100,232,101

			Total Short-Term Investments
			(Cost $268,039,708)		268,039,708

			Total Investments in Securities
			(Cost $957,874,119)	139.7%	$958,257,402
			Other Assets and Liabilities — Net	(39.7)	(272,538,433)
			Net Assets	100.0%	$685,718,969

		@@	Foreign Issuer
		&	Payment-in-kind
		#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

		C	Bond may be called prior to maturity date.
		cc	Securities purchased with cash collateral for securities loaned.

W	When-issued or delayed delivery security
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
EUR	EU Euro
GBP	British Pound

*	Cost for federal income tax purposes is $958,323,418.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$ 12,762,102
	Gross Unrealized Depreciation	(12,828,118)
	Net Unrealized Depreciation	$ (66,016)

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2007 (Unaudited) (continued)

At September 30, 2007 the following forward currency contracts were outstanding for the ING PIMCO High Yield Bond Portfolio:

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
				USD
Brazil Real
BRL	10,154,700	Buy	10/2/07	5,400,000	5,539,935	$139,935
Brazil Real
BRL	751,600	Buy	10/2/07	400,000	410,038	10,038
Brazil Real
BRL	1,502,800	Buy	10/2/07	800,000	819,858	19,858
Brazil Real
BRL	2,045,450	Buy	10/2/07	1,100,000	1,115,903	15,903
Brazil Real
BRL	3,438,225	Buy	10/2/07	1,850,000	1,875,737	25,737
Brazil Real
BRL	17,892,775	Buy	3/4/08	9,002,654	9,586,841	584,187
EURO
EUR	15,299,000	Buy	10/4/07	21,590,255	21,817,836	227,581
India Rupees
INR	140,797,150	Buy	5/12/08	3,445,000	3,518,170	73,170
India Rupees
INR	32,544,000	Buy	5/12/08	800,000	813,193	13,193
India Rupees
INR	30,337,500	Buy	5/12/08	750,000	758,058	8,058
India Rupees
INR	60,675,000	Buy	5/12/08	1,500,000	1,516,117	16,117
Korea (South) Won
KRW	2,738,628,000	Buy	11/7/07	2,995,000	2,996,823	1,823
Korea (South) Won
KRW	1,602,236,867	Buy	5/30/08	1,718,401	1,760,893	42,492
Korea (South) Won
KRW	1,596,103,133	Buy	5/30/08	1,710,539	1,754,152	43,613
Mexico Pesos
MXN	18,555,670	Buy	3/13/08	1,700,000	1,676,568	(23,432)
Mexico Pesos
MXN	18,558,900	Buy	3/13/08	1,700,000	1,676,860	(23,140)
Mexico Pesos
MXN	33,479,360	Buy	7/10/08	2,941,430	3,021,453	80,023
Russia Rubles
RUB	129,170,250	Buy	1/11/08	5,100,000	5,165,929	65,929
Russia Rubles
RUB	30,291,000	Buy	1/11/08	1,200,000	1,211,433	11,433
Russia Rubles
RUB	29,043,250	Buy	1/11/08	1,150,000	1,161,532	11,532
Russia Rubles
RUB	53,156,250	Buy	11/2/07	2,100,000	2,132,940	32,940
						$1,376,990

Brazil Real
BRL	17,892,775	Sell	10/2/07	9,128,967	9,761,470	$(632,503)
EURO
EUR	17,894,000	Sell	10/4/07	24,309,088	25,518,554	(1,209,466)
EURO
EUR	197,000	Sell	10/4/07	268,383	280,941	(12,558)
EURO
EUR	993,000	Sell	10/4/07	1,360,311	1,416,113	(55,802)
EURO
EUR	14,999,000	Sell	10/4/07	21,222,550	21,390,008	(167,458)
British Pound Sterling
GBP	1,006,000	Sell	11/1/07	2,022,060	2,056,822	(34,762)
						$(2,112,549)

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING PIMCO High Yield Portfolio Written Options Open on September 30, 2007:

Interest Rate/Credit Default Swaptions

		Floating Rate Index/	Pay/Receive	Exercise	Expiration	Notional		Premium
Description	Counterparty	Underlying Reference Entity	Floating	Rate	Date	Amount		Received	Value

Call - OTC Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	5.220%	12/31/08	USD	3,700,000	$86,210	$(90,656)
Call - OTC Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	5.150%	09/08/09	USD	60,000,000	1,554,000	(1,418,838)
Call - OTC Interest Rate Swap	Credit Suisse International	3-month USD-LIBOR	Receive	5.150%	09/08/09	USD	5,800,000	179,655	(139,385)
Call - OTC Interest Rate Swap	Merrill Lynch Capital Services, Inc.	3-month USD-LIBOR	Receive	5.230%	09/22/08	USD	40,000,000	850,400	(963,775)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.230%	09/22/08	USD	36,700,000	702,805	(884,263)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.150%	09/08/09	USD	18,200,000	562,608	(430,381)

								$3,935,678	$(3,927,298)

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING PIMCO High Yield Portfolio Credit Default Swap Agreements Outstanding on September 30, 2007:

		Buy/Sell	(Pay)/Receive	Termination	Notional		Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount		(Depreciation)
Credit Suisse International	Abitibi-Consolidated 8.375%, 04/01/15	Sell	0.650	03/20/08	USD	2,000,000	$(82,531)
Barclays Bank PLC	Allied Waste N.A. 7.375%, 04/15/14	Sell	2.030	06/20/12	USD	500,000	(12,950)
Morgan Stanley Capital Services Inc.	Allied Waste N.A. 7.375%, 04/15/14	Buy	(1.120)	06/20/10	USD	1,500,000	25,935
Morgan Stanley Capital Services Inc.	Allied Waste N.A. 7.375%, 04/15/14	Sell	2.020	06/20/12	USD	1,000,000	(26,300)
Morgan Stanley Capital Services Inc.	Aramark Corp. 8.500%, 02/01/15	Sell	2.680	09/20/12	USD	150,000	(5,222)
Barclays Bank PLC	CDX.NA.HY.8 Index (25-35% Tranche)	Sell	3.223	06/20/12	USD	4,650,000	285,190
Citibank N.A., New York	CDX.NA.HY.8 Index (25-35% Tranche)	Sell	2.105	06/20/12	USD	900,000	12,981
Citibank N.A., New York	CDX.NA.HY.8 Index (25-35% Tranche)	Sell	2.088	06/20/12	USD	200,000	2,742
Deutsche Bank AG	CDX.NA.HY.8 Index (25-35% Tranche)	Sell	3.300	06/20/12	USD	2,000,000	129,213
Merrill Lynch International	CDX.NA.HY.8 Index (25-35% Tranche)	Sell	2.127	06/20/12	USD	400,000	6,139
Merrill Lynch International	CDX.NA.HY.8 Index (25-35% Tranche)	Sell	1.847	06/20/12	USD	750,000	2,692
Merrill Lynch International	CDX.NA.HY.8 Index (25-35% Tranche)	Sell	1.833	06/20/12	USD	750,000	2,251
Merrill Lynch International	CDX.NA.HY.8 Index (25-35% Tranche)	Sell	3.553	06/20/12	USD	5,000,000	376,156
Morgan Stanley Capital Services Inc.	CDX.NA.HY.8 Index (25-35% Tranche)	Sell	2.110	06/20/12	USD	1,400,000	20,487
Lehman Brothers Special Financing Inc.	Celestica Inc. 7.625%, 07/01/13	Sell	4.250	09/20/12	USD	500,000	(4,741)
Citibank N.A., New York	Chesapeake Energy Corp. 6.875%, 01/15/16	Sell	1.030	06/20/12	USD	500,000	(1,322)
Lehman Brothers Special Financing Inc.	Chesapeake Energy Corp. 6.875%, 01/15/16	Sell	1.090	06/20/12	USD	1,000,000	(153)
Lehman Brothers Special Financing Inc.	Chesapeake Energy Corp. 6.875%, 01/15/16	Sell	1.110	06/20/12	USD	1,000,000	677
Morgan Stanley Capital Services Inc.	Chesapeake Energy Corp. 6.875%, 01/15/16	Sell	1.110	06/20/12	USD	1,500,000	1,016
Barclays Bank PLC	Community Health Systems Inc. 8.875%, 07/15/15	Sell	2.850	09/20/12	USD	1,300,000	(36,497)
Lehman Brothers Special Financing Inc.	CSC Holdings Inc. 7.625%, 07/15/18	Sell	2.520	09/20/12	USD	2,000,000	(75,544)
Lehman Brothers Special Financing Inc.	Dow Jones CDX NA.HY.7 Index	Buy	(3.250)	12/20/11	USD	4,625,000	20,430
Citibank N.A., New York	Dynergy Holdings Inc. 6.875%, 04/01/11	Sell	2.570	09/20/12	USD	150,000	(4,554)
Barclays Bank PLC	Federative Republic of Brazil 12.250%, 03/06/30	Sell	0.900	02/20/12	USD	4,000,000	23,209
Credit Suisse International	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	1.450	12/20/08	USD	4,000,000	(64,162)
Citibank N.A., New York	Forest Oil Corp. 7.750%, 05/01/14	Sell	1.930	09/20/12	USD	500,000	2,601
Credit Suisse International	Forest Oil Corp. 7.750%, 05/01/14	Sell	1.610	06/20/12	USD	1,000,000	(6,087)
Goldman Sachs International	Forest Oil Corp. 7.750%, 05/01/14	Sell	1.650	06/20/12	USD	500,000	(2,232)
Lehman Brothers Special Financing Inc.	Forest Oil Corp. 7.750%, 05/01/14	Sell	1.750	06/20/12	USD	300,000	(122)
Citibank N.A., New York	Freescale Semiconductor, Inc. 8.875%, 12/15/14	Sell	3.500	06/20/12	USD	500,000	(25,739)
Goldman Sachs International	Freescale Semiconductor, Inc. 8.875%, 12/15/14	Buy	(2.080)	06/20/10	USD	3,000,000	82,580
Goldman Sachs International	Freescale Semiconductor, Inc. 8.875%, 12/15/14	Sell	3.380	06/20/12	USD	3,000,000	(168,065)
JPMorgan Chase Bank, N.A.	Gazprom Multiple Obligations	Sell	0.770	02/20/12	USD	3,000,000	(25,030)
Morgan Stanley Capital Services Inc.	Gazprom Multiple Obligations	Sell	1.050	04/20/11	USD	3,000,000	12,600
Citibank N.A., New York	General Motors 7.125%, 7/15/13	Sell	7.100	09/20/12	USD	4,000,000	333,578
Citibank N.A., New York	Georgia-Pacific Corp. 8.125%, 05/15/11	Buy	(1.070)	06/20/10	USD	1,500,000	18,988
Citibank N.A., New York	Georgia-Pacific Corp. 8.125%, 05/15/11	Sell	1.820	06/20/12	USD	1,000,000	(40,727)
Merrill Lynch International	Georgia-Pacific Corp. 8.125%, 05/15/11	Sell	1.800	06/20/12	USD	500,000	(22,104)
Citibank N.A., New York	GMAC LLC 6.875%, 08/28/12	Sell	2.000	06/20/12	USD	3,000,000	(121,492)
Deutsche Bank AG	GMAC LLC 6.875%, 08/28/12	Sell	1.025	03/20/12	USD	5,000,000	(375,438)
Deutsche Bank AG	GMAC LLC 6.875%, 08/28/12	Sell	6.150	09/20/12	USD	500,000	49,556
Goldman Sachs International	GMAC LLC 6.875%, 08/28/12	Sell	6.700	09/20/12	USD	2,800,000	331,778
HSBC Bank USA, N.A.	Naftogaz of Ukraine 8.125%, 09/30/09	Sell	3.000	04/20/08	USD	2,000,000	26,446
Citibank N.A., New York	Nortel Networks 4.250%, 09/01/08	Sell	2.050	06/20/11	USD	1,500,000	(63,230)
Citibank N.A., New York	Nortel Networks 4.250%, 09/01/08	Sell	2.400	06/20/12	USD	1,000,000	(61,328)
Citibank N.A., New York	Nortel Networks 4.250%, 09/01/08	Sell	2.600	09/20/12	USD	1,100,000	(68,372)
Lehman Brothers Special Financing Inc.	Nortel Networks 4.250%, 09/01/08	Buy	(1.520)	06/20/10	USD	1,500,000	48,516
Morgan Stanley Capital Services Inc.	Nortel Networks 4.250%, 09/01/08	Sell	2.630	09/20/12	USD	1,100,000	(67,051)
Lehman Brothers Special Financing Inc.	NRG Energy Inc. 7.250%, 02/01/14	Sell	0.750	03/20/08	USD	2,600,000	4,218
Barclays Bank PLC, London	OJSC Russian Agricultural Bank Multiple Obligations	Sell	0.760	02/20/09	USD	2,000,000	(18,219)
Barclays Bank PLC, London	OJSC Russian Agricultural Bank Multiple Obligations	Sell	0.740	03/20/09	USD	1,500,000	(16,031)
Credit Suisse International	Pride International Inc. 7.375%, 07/15/14	Sell	1.950	09/20/12	USD	500,000	6,286
Lehman Brothers Special Financing Inc.	Pride International Inc. 7.375%, 07/15/14	Sell	1.750	06/20/12	USD	500,000	2,881
Morgan Stanley Capital Services Inc.	Pride International Inc. 7.375%, 07/15/14	Sell	1.960	09/20/12	USD	900,000	11,701
Morgan Stanley Capital Services Inc.	Russian Federation 5.000% Step, 03/31/30	Sell	0.245	06/20/08	USD	200,000	(361)
Credit Suisse International	Sanmina-Sci Corp. 8.125%, 03/01/16	Sell	4.220	09/20/12	USD	350,000	(17,231)
Citibank N.A., New York	Sungard Data Systems Inc. 9.125%, 08/15/13	Sell	2.920	09/20/12	USD	1,500,000	(10,819)
The Royal Bank of Scotland PLC	The Republic of Indonesia 6.750%, 03/10/14	Sell	1.100	03/20/12	USD	2,000,000	(12,387)

							$404,806

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING PIMCO High Yield Portfolio Interest Rate Swap Agreements Outstanding on September 30, 2007:

		Notional		Unrealized
	Termination	Principal		Appreciation/
	Date	Amount		(Depreciation)

Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: UBS AG	12/19/08	USD	2,500,000	$6,495

Receive a fixed rate equal to 7.910% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	05/14/09	MXN	38,000,000	(3,521)

Receive a fixed rate equal to 7.910% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Morgan Stanley Capital Services Inc.	05/14/09	MXN	49,000,000	(4,385)

Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Barclays Bank PLC	12/19/09	USD	48,000,000	58,659

Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG	12/19/09	USD	32,300,000	18,303

Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Morgan Stanley Capital Services Inc.	12/19/09	USD	19,000,000	(26,181)

Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	12/19/09	USD	33,000,000	34,306

Receive a fixed rate equal to 10.680% and pay a floating rate based on Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC	01/02/12	BRL	38,900,000	(367,209)

Receive a fixed rate equal to 10.150% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs Capital Markets L.P.	01/02/12	BRL	4,900,000	(58,327)

Receive a fixed rate equal to 10.115% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services Inc.	01/02/12	BRL	52,000,000	(907,022)

				$(1,248,882)

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING PIMCO High Yield Portfolio Total Return Swap Agreements Outstanding on September 30, 2007:

		Notional		Unrealized
	Termination	Principal		Appreciation/
	Date	Amount		(Depreciation)

Receive positive total return on Motorola Inc. (22,400 SHS MOT)
Pay a floating rate based on 3-month USD-LIBOR plus .25% plus the absolute value of any negative total return on Motorola Counterparty: Merrill Lynch International	10/23/07	USD	399,392	$16,152

$16,152

PORTFOLIO OF INVESTMENTS
ING Pioneer Equity Income Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.2%
		Aerospace/Defense: 1.7%
37,631		United Technologies Corp.	$3,028,543
			3,028,543
		Apartments: 1.8%
24,592		Archstone-Smith Trust	1,478,963
42,276		Equity Residential	1,790,811
			3,269,774
		Auto Manufacturers: 2.6%
53,537		Paccar, Inc.	4,564,029
			4,564,029
		Auto Parts & Equipment: 2.0%
30,537		Johnson Controls, Inc.	3,606,725
			3,606,725
		Banks: 11.0%
56,799		Bank of America Corp.	2,855,286
55,143		First Horizon National Corp.	1,470,112
40,459		National City Corp.	1,015,116
75,722		Regions Financial Corp.	2,232,285
11,240		State Street Corp.	766,118
33,445		SunTrust Bank	2,530,783
87,110		US Bancorp.	2,833,688
48,825		Wachovia Corp.	2,448,574
48,935		Wells Fargo & Co.	1,743,065
62,425		Whitney Holding Corp.	1,646,772
			19,541,799
		Beverages: 0.9%
12,075		Coca-Cola Co.	693,950
12,727		PepsiCo, Inc.	932,380
			1,626,330
		Building Materials: 0.8%
64,481		Masco Corp.	1,494,025
			1,494,025
		Chemicals: 5.5%
23,228		Air Products & Chemicals, Inc.	2,270,769
68,434		Dow Chemical Co.	2,946,768
38,273		EI DuPont de Nemours & Co.	1,896,810
96,791		Valspar Corp.	2,633,683
			9,748,030
		Cosmetics/Personal Care: 1.5%
37,101		Colgate-Palmolive Co.	2,646,043
			2,646,043
		Distribution/Wholesale: 1.0%
36,445		Genuine Parts Co.	1,822,250
			1,822,250
		Diversified: 0.7%
30,092		Liberty Property Trust	1,209,999
			1,209,999
		Diversified Financial Services: 1.3%
20,292		AG Edwards, Inc.	1,699,455
12,121		T. Rowe Price Group, Inc.	675,018
			2,374,473
		Electric: 6.4%
39,422		Consolidated Edison, Inc.	1,825,239
92,314		Duke Energy Corp.	1,725,349
41,682		Great Plains Energy, Inc.	1,200,858
56,446		NSTAR	1,964,885
63,289		PG&E Corp.	3,025,214
43,445		Southern Co.	1,576,185
			11,317,730
		Electrical Components & Equipment: 2.0%
65,024		Emerson Electric Co.	3,460,577
			3,460,577
		Entertainment: 1.1%
79,981	@	Cedar Fair LP	1,907,547
			1,907,547
		Environmental Control: 1.0%
36,887		Mine Safety Appliances Co.	1,737,747
			1,737,747
		Food: 6.7%
61,568		Campbell Soup Co.	2,278,016
15,611		ConAgra Foods, Inc.	407,915
32,255		General Mills, Inc.	1,871,113
61,222		HJ Heinz Co.	2,828,456
12,498		JM Smucker Co.	667,643

PORTFOLIO OF INVESTMENTS
ING Pioneer Equity Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares		Value
	Food (continued)
21,574	Kellogg Co.	$1,208,144
55,544	Kraft Foods, Inc.	1,916,823
12,887	WM Wrigley Jr. Co.	827,732
		12,005,842
	Forest Products & Paper: 1.8%
37,040	Plum Creek Timber Co., Inc.	1,657,910
22,462	Weyerhaeuser Co.	1,624,003
		3,281,913
	Gas: 1.6%
39,194	AGL Resources, Inc.	1,552,866
42,249	Atmos Energy Corp.	1,196,492
		2,749,358
	Household Products/Wares: 0.8%
22,948	Clorox Co.	1,399,599
		1,399,599
	Insurance: 3.9%
46,524	Chubb Corp.	2,495,547
6,815	Hartford Financial Services Group, Inc.	630,728
29,961	Lincoln National Corp.	1,976,527
30,357	Safeco Corp.	1,858,456
		6,961,258
	Machinery — Diversified: 0.4%
22,567	Gorman-Rupp Co.	748,322
		748,322
	Media: 3.8%
63,008	CBS Corp. - Class B	1,984,752
27,593	Idearc, Inc.	868,352
37,094	McGraw-Hill Cos., Inc.	1,888,456
104,139	New York Times Co.	2,057,787
		6,799,347
	Metal Fabricate/Hardware: 1.0%
46,943	Timken Co.	1,743,932
		1,743,932
	Mining: 3.2%
120,371	Alcoa, Inc.	4,708,916
28,561	Compass Minerals International, Inc.	972,216
		5,681,132
	Oil & Gas: 6.0%
51,226	Chevron Corp.	4,793,729
37,838	ConocoPhillips	3,321,041
27,712	ExxonMobil Corp.	2,565,023
		10,679,793
	Pharmaceuticals: 6.3%
38,720	Abbott Laboratories	2,076,166
31,326	Eli Lilly & Co.	1,783,389
85,170	Merck & Co., Inc.	4,402,437
121,016	Pfizer, Inc.	2,956,421
		11,218,413
	Pipelines: 5.0%
55,562	Equitable Resources, Inc.	2,882,001
82,567	Questar Corp.	4,337,245
66,321	Spectra Energy Corp.	1,623,538
		8,842,784
	Regional Malls: 0.9%
30,676	General Growth Properties, Inc.	1,644,847
		1,644,847
	Retail: 0.3%
18,032	Macy’s, Inc.	582,794
		582,794
	Savings & Loans: 2.6%
133,179	Washington Mutual, Inc.	4,702,550
		4,702,550
	Semiconductors: 1.2%
60,737	Microchip Technology, Inc.	2,205,968
		2,205,968
	Shopping Centers: 2.0%
36,140	Developers Diversified Realty Corp.	2,019,142
35,742	Kimco Realty Corp.	1,615,896
		3,635,038
	Software: 0.6%
24,439	Automatic Data Processing, Inc.	1,122,483
		1,122,483
	Telecommunications: 8.8%
21,644	Alltel Corp.	1,508,154
145,426	AT&T, Inc.	6,152,974
118,873	Citizens Communications Co.	1,702,261
14,055	Embarq Corp.	781,458
83,170	Verizon Communications, Inc.	3,682,768
124,528	Windstream Corp.	1,758,335
		15,585,950

	Total Common Stock
	(Cost $168,531,451)	174,946,944

PORTFOLIO OF INVESTMENTS
ING Pioneer Equity Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
PREFERRED STOCK: 0.4%
		Auto Manufacturers: 0.4%
19,963	P	Ford Motor Co. Capital Trust II	$753,603

		Total Preferred Stock
		(Cost $742,999)	753,603

		Total Long-Term Investments
		(Cost $169,274,450)	175,700,547

Principal Amount				Value
SHORT-TERM INVESTMENTS: 1.0%
		U.S. Government Agency Obligations: 1.0%
$1,727,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07		$1,726,818

		Total Short-Term Investments
		(Cost $1,726,818)		1,726,818

		Total Investments in Securities
		(Cost $171,001,268)	99.6%	$177,427,365
		Other Assets and Liabilities — Net	0.4	767,525
		Net Assets	100.0%	$178,194,890

	@	Non-income producing security
	P	Preferred Stock may be called prior to convertible date.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $171,005,583.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$9,109,953
		Gross Unrealized Depreciation		(2,688,171)
		Net Unrealized Appreciation		$6,421,782

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.9%
		Aerospace/Defense: 3.0%
22,559		General Dynamics Corp.	$1,905,559
29,738		United Technologies Corp.	2,393,314
			4,298,873
		Airlines: 1.1%
30,872	@	Delta Airlines, Inc.	554,152
69,107		Southwest Airlines Co.	1,022,784
			1,576,936
		Apparel: 0.2%
7,842		Liz Claiborne, Inc.	269,216
			269,216
		Auto Manufacturers: 2.8%
124,000	@	Ford Motor Co.	1,052,760
34,946		Paccar, Inc.	2,979,147
			4,031,907
		Auto Parts & Equipment: 1.8%
22,468		Johnson Controls, Inc.	2,653,695
			2,653,695
		Banks: 7.5%
7,708	@@	Banco Bilbao Vizcaya Argentaria SA ADR	179,442
23,177		Bank of America Corp.	1,165,108
18,337		First Horizon National Corp.	488,864
46,831		National City Corp.	1,174,990
28,279		State Street Corp.	1,927,497
20,279		SunTrust Bank	1,534,512
45,542		US Bancorp.	1,481,481
13,236		Wachovia Corp.	663,785
46,987		Wells Fargo & Co.	1,673,677
7,007		Zions Bancorp.	481,171
			10,770,527
		Beverages: 2.2%
16,881		Coca-Cola Co.	970,151
29,171		PepsiCo, Inc.	2,137,067
			3,107,218
		Chemicals: 2.4%
8,213		Air Products & Chemicals, Inc.	802,903
18,932		Dow Chemical Co.	815,212
12,537		Ecolab, Inc.	591,746
14,250		EI DuPont de Nemours & Co.	706,230
5,796		Praxair, Inc.	485,473
			3,401,564
		Computers: 4.0%
39,392	@	Dell, Inc.	1,087,219
8,738	@	DST Systems, Inc.	749,808
24,057	@	EMC Corp.	500,386
48,472		Hewlett-Packard Co.	2,413,421
192,398	@	Sun Microsystems, Inc.	1,079,353
			5,830,187
		Cosmetics/Personal Care: 1.5%
24,997		Colgate-Palmolive Co.	1,782,786
10,482		Estee Lauder Cos., Inc.	445,066
			2,227,852
		Diversified Financial Services: 2.3%
16,290		American Express Co.	967,137
14,271		Federated Investors, Inc.	566,559
16,936		Merrill Lynch & Co., Inc.	1,207,198
9,728		T. Rowe Price Group, Inc.	541,752
			3,282,646
		Electric: 0.8%
11,747		Consolidated Edison, Inc.	543,886
18,349		Southern Co.	665,702
			1,209,588
		Electrical Components & Equipment: 0.7%
19,796		Emerson Electric Co.	1,053,543
			1,053,543
		Food: 5.7%
28,192		Campbell Soup Co.	1,043,104
14,634		General Mills, Inc.	848,918
26,673		Hershey Co.	1,237,894
24,555		HJ Heinz Co.	1,134,441
11,621		Kellogg Co.	650,776
44,681		Kraft Foods, Inc.	1,541,941
43,118		Sara Lee Corp.	719,639
29,242		Sysco Corp.	1,040,723
			8,217,436

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare — Products: 4.8%
27,109		Becton Dickinson & Co.	$2,224,293
17,199		CR Bard, Inc.	1,516,780
19,574		Medtronic, Inc.	1,104,169
26,907	@	St. Jude Medical, Inc.	1,185,791
10,281	@	Zimmer Holdings, Inc.	832,658
			6,863,691
		Household Products/Wares: 0.2%
4,635		Clorox Co.	282,689
			282,689
		Insurance: 3.8%
42,191		Chubb Corp.	2,263,125
12,236		Hartford Financial Services Group, Inc.	1,132,442
18,754		Metlife, Inc.	1,307,716
11,773		Safeco Corp.	720,743
			5,424,026
		Machinery — Construction & Mining: 1.3%
24,304		Caterpillar, Inc.	1,906,163
			1,906,163
		Machinery — Diversified: 2.6%
20,721		Deere & Co.	3,075,411
8,899		Rockwell Automation, Inc.	618,569
			3,693,980
		Media: 4.7%
16,897		Gannett Co., Inc.	738,399
23,724		John Wiley & Sons, Inc.	1,065,919
54,614		McGraw-Hill Cos., Inc.	2,780,399
81,045	@@	Reed Elsevier NV	1,540,877
16,846		Walt Disney Co.	579,334
			6,704,928
		Mining: 3.3%
50,796		Alcoa, Inc.	1,987,140
31,957	@@	Rio Tinto PLC	2,750,433
			4,737,573
		Miscellaneous Manufacturing: 1.9%
11,522		3M Co.	1,078,229
27,686		General Electric Co.	1,146,200
4,778		Parker Hannifin Corp.	534,324
			2,758,753
		Office/Business Equipment: 1.2%
32,581	@@	Canon, Inc. ADR	1,768,822
			1,768,822
		Oil & Gas: 6.1%
20,234		Apache Corp.	1,822,274
44,833		Chevron Corp.	4,195,472
29,168		ExxonMobil Corp.	2,699,790
			8,717,536
		Oil & Gas Services: 0.8%
17,045	@	Weatherford International Ltd.	1,145,083
			1,145,083
		Pharmaceuticals: 7.2%
28,172		Abbott Laboratories	1,510,583
18,479	@	Barr Pharmaceuticals, Inc.	1,051,640
19,960		Eli Lilly & Co.	1,136,323
18,714		Merck & Co., Inc.	967,327
10,102	@@	Novartis AG ADR	555,206
52,294		Pfizer, Inc.	1,277,542
2,201	@@	Roche Holding AG	398,540
8,010	@@	Roche Holding Ltd. ADR	723,725
66,351		Schering-Plough Corp.	2,098,682
13,299	@@	Teva Pharmaceutical Industries Ltd. ADR	591,407
			10,310,975
		Retail: 7.0%
9,373		Barnes & Noble, Inc.	330,492
22,761		CVS Caremark Corp.	902,018
17,864		JC Penney Co., Inc.	1,132,042
34,798		Lowe’s Cos., Inc.	975,040
28,335		Nordstrom, Inc.	1,328,628
18,780		Staples, Inc.	403,582
41,306		Target Corp.	2,625,822
51,885		Walgreen Co.	2,451,047
			10,148,671
		Savings & Loans: 0.9%
35,656		Washington Mutual, Inc.	1,259,013
			1,259,013
		Semiconductors: 3.2%
39,311		Applied Materials, Inc.	813,738
67,334		Intel Corp.	1,741,257
57,731		Texas Instruments, Inc.	2,112,377
			4,667,372

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Software: 2.6%
22,052	@	Adobe Systems, Inc.	$962,790
21,581		Automatic Data Processing, Inc.	991,215
8,954	@	Fiserv, Inc.	455,400
47,470		Microsoft Corp.	1,398,466
			3,807,871
		Telecommunications: 8.6%
7,698		Alltel Corp.	536,397
114,773		AT&T, Inc.	4,856,048
37,653	@	Cisco Systems, Inc.	1,246,691
17,600		Corning, Inc.	433,840
78,487		Motorola, Inc.	1,454,364
71,905	@@	Nokia OYJ ADR	2,727,357
20,199		Verizon Communications, Inc.	894,412
15,502		Windstream Corp.	218,888
			12,367,997
		Transportation: 2.7%
13,345		Burlington Northern Santa Fe Corp.	1,083,214
53,162		Norfolk Southern Corp.	2,759,639
			3,842,853
		Total Common Stock
		(Cost $115,196,504)	142,339,184

Principal Amount				Value
SHORT-TERM INVESTMENTS: 0.6%
		U.S. Government Agency Obligations: 0.6%
$876,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07		$875,908

		Total Short-Term Investments
		(Cost $875,908)		875,908

		Total Investments in Securities
		(Cost $116,072,412)	99.5%	$143,215,092
		Other Assets and Liabilities — Net	0.5	655,175
		Net Assets	100.0%	$143,870,267

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $116,214,859.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$29,506,992
		Gross Unrealized Depreciation		(2,506,759)
		Net Unrealized Appreciation		$27,000,233

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 91.3%
		Advertising: 2.1%
2,067,856	@, L	Interpublic Group of Cos., Inc.	$21,464,347
			21,464,347
		Aerospace/Defense: 1.4%
147,943		L-3 Communications Holdings, Inc.	15,110,898
			15,110,898
		Agriculture: 1.9%
243,692		Loews Corp.	20,038,793
			20,038,793
		Auto Parts & Equipment: 1.2%
139,398		BorgWarner, Inc.	12,759,099
			12,759,099
		Banks: 3.1%
174,071		Keycorp.	5,627,715
114,427		Marshall & Ilsley Corp.	5,008,470
174,103		PNC Financial Services Group, Inc.	11,856,414
151,190		Zions Bancorp.	10,382,217
			32,874,816
		Beverages: 1.2%
123,199		Molson Coors Brewing Co.	12,279,244
			12,279,244
		Chemicals: 3.5%
229,838		Air Products & Chemicals, Inc.	22,468,963
278,463		International Flavors & Fragrances, Inc.	14,719,554
			37,188,517
		Commercial Services: 2.2%
150,879	@	Apollo Group, Inc. - Class A	9,075,372
357,772	L	Equifax, Inc.	13,638,269
			22,713,641
		Computers: 5.2%
230,012	@	Computer Sciences Corp.	12,857,671
387,323		Imation Corp.	9,501,033
508,480	@	NCR Corp.	25,322,304
1,161,300	@	Sun Microsystems, Inc.	6,514,893
			54,195,901
		Distribution/Wholesale: 1.6%
185,475		WW Grainger, Inc.	16,913,465
			16,913,465
		Diversified Financial Services: 3.0%
186,417	@, L	E*Trade Financial Corp.	2,434,606
366,430	L	First Marblehead Corp.	13,898,690
182,814		Legg Mason, Inc.	15,409,392
			31,742,688
		Electric: 9.0%
297,704		American Electric Power Co., Inc.	13,718,200
287,007		Edison International	15,914,538
174,129		FirstEnergy Corp.	11,029,331
383,909	@, L	NRG Energy, Inc.	16,235,512
339,782		NSTAR	11,827,811
281,012		PPL Corp.	13,010,856
140,053		Public Service Enterprise Group, Inc.	12,323,263
			94,059,511
		Electronics: 2.1%
191,515		PerkinElmer, Inc.	5,594,153
284,571	@	Thomas & Betts Corp.	16,687,243
			22,281,396
		Engineering & Construction: 1.0%
281,994	@	KBR, Inc.	10,932,907
			10,932,907
		Environmental Control: 2.7%
409,034		Republic Services, Inc.	13,379,502
394,518		Waste Management, Inc.	14,889,109
			28,268,611
		Food: 4.5%
661,921		Kroger Co.	18,877,987
407,229		Safeway, Inc.	13,483,352
168,351	@, L	Winn-Dixie Stores, Inc.	3,151,531
176,994		WM Wrigley Jr. Co.	11,368,325
			46,881,195
		Healthcare — Products: 1.7%
348,594	L	Cooper Cos., Inc.	18,273,297
			18,273,297
		Healthcare — Services: 3.5%
330,727		Aetna, Inc.	17,948,554

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare — Services (continued)
243,692	@, L	Laboratory Corp. of America Holdings	$19,064,025
			37,012,579
		Home Builders: 0.5%
373,600		D.R. Horton, Inc.	4,785,816
			4,785,816
		Hotels: 0.7%
320,425		Host Hotels & Resorts, Inc.	7,190,337
			7,190,337
		Household Products/Wares: 0.9%
113,046		Fortune Brands, Inc.	9,212,119
			9,212,119
		Insurance: 8.0%
191,381		AMBAC Financial Group, Inc.	12,039,779
348,611		AON Corp.	15,621,259
668,491		Progressive Corp.	12,975,410
201,868	@@	RenaissanceRe Holdings Ltd.	13,204,186
1,225,102		UnumProvident Corp.	29,978,246
			83,818,880
		Leisure Time: 1.1%
230,272		Carnival Corp.	11,152,073
			11,152,073
		Lodging: 0.8%
93,807		Harrah’s Entertainment, Inc.	8,154,643
			8,154,643
		Media: 1.2%
326,968	@	Viacom - Class B	12,741,943
			12,741,943
		Mining: 2.4%
131,736		Freeport-McMoRan Copper & Gold, Inc.	13,817,789
258,953		Newmont Mining Corp.	11,582,968
			25,400,757
		Miscellaneous Manufacturing: 1.0%
223,107		Crane Co.	10,702,443
			10,702,443
		Mortgage: 1.1%
729,311		Annaly Capital Management, Inc.	11,617,924
			11,617,924
		Office Property: 0.7%
74,800		Boston Properties, Inc.	7,771,720
			7,771,720
		Office/Business Equipment: 1.2%
709,047	@	Xerox Corp.	12,294,875
			12,294,875
		Oil & Gas: 4.2%
182,824		Hess Corp.	12,163,281
105,000		Marathon Oil Corp.	5,987,100
318,894	@	Plains Exploration & Production Co.	14,101,493
248,525		Tesoro Petroleum Corp.	11,437,121
			43,688,995
		Oil & Gas Services: 1.1%
176,133	@, L	Weatherford International Ltd.	11,832,615
			11,832,615
		Packaging & Containers: 1.6%
313,319		Ball Corp.	16,840,896
			16,840,896
		Pharmaceuticals: 2.9%
210,850	@	Barr Pharmaceuticals, Inc.	11,999,474
566,811		Omnicare, Inc.	18,778,448
			30,777,922
		Pipelines: 1.5%
297,699		Questar Corp.	15,638,128
			15,638,128
		Retail: 4.2%
525,718		Gap, Inc.	9,694,240
104,435		JC Penney Co., Inc.	6,618,046
97,687	@, L	Sears Holding Corp.	12,425,786
330,743		Walgreen Co.	15,624,299
			44,362,371
		Savings & Loans: 0.4%
278,315	L	Hudson City Bancorp., Inc.	4,280,485
			4,280,485
		Semiconductors: 1.8%
384,700	@, @@	Infineon Technologies AG ADR	6,609,146
438,419		National Semiconductor Corp.	11,889,923
			18,499,069
		Storage: 0.4%
56,000		Public Storage, Inc.	4,404,400
			4,404,400
		Telecommunications: 1.0%
284,852		Sprint Nextel Corp.	5,412,188
482,367	@	Tellabs, Inc.	4,592,134
			10,004,322

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares				Value
		Transportation: 0.8%
191,625		CSX Corp.		$8,188,136
				8,188,136
		Warehouse/Industrial: 0.9%
139,250		Prologis		9,239,238
				9,239,238
		Total Common Stock (Cost $856,259,282)		957,591,012

Principal Amount				Value
SHORT-TERM INVESTMENTS: 14.0%
		U.S. Government Agency Obligations: 7.2%
$75,584,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07		$75,576,021
		Total U.S. Government Agency Obligations (Cost $75,576,021)		75,576,021
		Securities Lending Collateralcc: 6.8%
71,081,709		Bank of New York Mellon Corp. Institutional Cash Reserves		71,081,709
		Total Securities Lending Collateral (Cost $71,081,709)		71,081,709
		Total Short-Term Investments (Cost $146,657,730)		146,657,730

		Total Investments in Securities
		(Cost $1,002,917,012)	105.3%	$1,104,248,742
		Other Assets and Liabilities — Net	(5.3)	(55,968,195)
		Net Assets	100.0%	$1,048,280,547

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $1,004,457,220.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$123,309,693
	Gross Unrealized Depreciation	(23,518,171)
	Net Unrealized Appreciation	$99,791,522

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.4%
		Advertising: 0.1%
16,325	@, L	Interpublic Group of Cos., Inc.	$ 169,454
11,362		Omnicom Group	546,399
			715,853
		Aerospace/Defense: 2.4%
27,082	L	Boeing Co.	2,843,339
14,051		General Dynamics Corp.	1,186,888
4,319		Goodrich Corp.	294,685
4,390	L	L-3 Communications Holdings, Inc.	448,395
11,957		Lockheed Martin Corp.	1,297,215
11,890		Northrop Grumman Corp.	927,420
15,137		Raytheon Co.	966,043
5,748		Rockwell Collins, Inc.	419,834
34,186		United Technologies Corp.	2,751,289
			11,135,108
		Agriculture: 1.4%
72,692		Altria Group, Inc.	5,054,275
22,180		Archer-Daniels-Midland Co.	733,714
5,872	L	Reynolds American, Inc.	373,400
5,536	L	UST, Inc.	274,586
			6,435,975
		Airlines: 0.1%
25,752	L	Southwest Airlines Co.	381,130
			381,130
		Apartments: 0.3%
3,327	L	Apartment Investment & Management Co.	150,148
7,720	L	Archstone-Smith Trust	464,281
2,800		AvalonBay Communities, Inc.	330,568
9,547		Equity Residential	404,411
			1,349,408
		Apparel: 0.4%
12,915	@	Coach, Inc.	610,492
3,191	L	Jones Apparel Group, Inc.	67,426
3,513	L	Liz Claiborne, Inc.	120,601
13,370		Nike, Inc.	784,284
2,100		Polo Ralph Lauren Corp.	163,275
3,051	L	VF Corp.	246,368
			1,992,446
		Auto Manufacturers: 0.4%
72,418	@, L	Ford Motor Co.	614,829
19,581	L	General Motors Corp.	718,623
8,533		Paccar, Inc.	727,438
			2,060,890
		Auto Parts & Equipment: 0.2%
7,262	@	Goodyear Tire & Rubber Co.	220,837
6,882		Johnson Controls, Inc.	812,833
			1,033,670
		Banks: 5.9%
153,089		Bank of America Corp.	7,695,784
39,262		Bank of New York Mellon Corp.	1,733,025
19,043		BB&T Corp.	769,147
14,456	L	Capital One Financial Corp.	960,312
5,289		Comerica, Inc.	271,220
6,595		Commerce Bancorp., Inc.	255,754
18,439		Fifth Third Bancorp.	624,713
4,319		First Horizon National Corp.	115,145
12,662	L	Huntington Bancshares, Inc.	215,001
13,452		Keycorp.	434,903
2,606		M&T Bank Corp.	269,591
9,241		Marshall & Ilsley Corp.	404,479
21,800	L	National City Corp.	546,962
6,623		Northern Trust Corp.	438,906
11,758		PNC Financial Services Group, Inc.	800,720
24,254		Regions Financial Corp.	715,008
13,469		State Street Corp.	918,047
12,000		SunTrust Bank	908,040
11,246		Synovus Financial Corp.	315,450
59,593		US Bancorp.	1,938,560
65,651	L	Wachovia Corp.	3,292,398
115,382		Wells Fargo & Co.	4,109,907
3,688	L	Zions Bancorp.	253,255
			27,986,327
		Beverages: 2.2%
25,900		Anheuser-Busch Cos., Inc.	1,294,741

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Beverages (continued)
2,935	L	Brown-Forman Corp.	$ 219,861
68,647		Coca-Cola Co.	3,945,143
9,812		Coca-Cola Enterprises, Inc.	237,647
6,665	@, L	Constellation Brands, Inc.	161,360
2,343	L	Molson Coors Brewing Co.	233,527
4,797		Pepsi Bottling Group, Inc.	178,304
55,719		PepsiCo, Inc.	4,081,974
			10,352,557
		Biotechnology: 0.9%
37,459	@	Amgen, Inc.	2,119,056
9,970	@	Biogen Idec, Inc.	661,310
13,160	@, L	Celgene Corp.	938,440
9,086	@, L	Genzyme Corp.	562,969
1,899	@, L	Millipore Corp.	143,944
			4,425,719
		Building Materials: 0.1%
6,267		American Standard Cos., Inc.	223,231
12,684		Masco Corp.	293,888
			517,119
		Chemicals: 1.7%
7,415		Air Products & Chemicals, Inc.	724,890
1,959		Ashland, Inc.	117,951
32,778		Dow Chemical Co.	1,411,421
2,913		Eastman Chemical Co.	194,384
6,000	L	Ecolab, Inc.	283,200
31,743		EI DuPont de Nemours & Co.	1,573,183
3,976		Hercules, Inc.	83,576
3,043	L	International Flavors & Fragrances, Inc.	160,853
18,859		Monsanto Co.	1,616,971
5,674		PPG Industries, Inc.	428,671
11,038		Praxair, Inc.	924,543
4,740	L	Rohm & Haas Co.	263,876
3,761		Sherwin-Williams Co.	247,135
4,494		Sigma-Aldrich Corp.	219,038
			8,249,692
		Coal: 0.2%
6,295		Consol Energy, Inc.	293,347
9,120	L	Peabody Energy Corp.	436,574
			729,921
		Commercial Services: 0.6%
4,926	@, L	Apollo Group, Inc. - Class A	296,299
4,727	@	Convergys Corp.	82,061
4,906	L	Equifax, Inc.	187,017
11,218	L	H&R Block, Inc.	237,597
10,206		McKesson Corp.	600,011
4,550	@, L	Monster Worldwide, Inc.	154,973
7,639		Moody’s Corp.	385,006
5,649		Robert Half International, Inc.	168,679
7,687		RR Donnelley & Sons Co.	281,037
26,691		Western Union Co.	559,710
			2,952,390
		Computers: 4.5%
3,447	@	Affiliated Computer Services, Inc.	173,177
29,969	@	Apple, Inc.	4,601,440
5,000	@	Cognizant Technology Solutions Corp.	398,850
5,979	@	Computer Sciences Corp.	334,226
78,416	@	Dell, Inc.	2,164,282
17,515		Electronic Data Systems Corp.	382,528
72,372	@	EMC Corp.	1,505,338
88,984		Hewlett-Packard Co.	4,430,513
46,955	L	International Business Machines Corp.	5,531,299
3,221	@	Lexmark International, Inc.	133,768
6,196	@	NCR Corp.	308,561
12,226	@, L	Network Appliance, Inc.	329,002
7,825	@, L	Sandisk Corp.	431,158
122,144	@	Sun Microsystems, Inc.	685,228
12,059	@	Unisys Corp.	79,831
			21,489,201
		Cosmetics/Personal Care: 2.0%
14,903		Avon Products, Inc.	559,310
17,575		Colgate-Palmolive Co.	1,253,449
3,985	L	Estee Lauder Cos., Inc.	169,203
107,727		Procter & Gamble Co.	7,577,517
			9,559,479
		Distribution/Wholesale: 0.1%
5,867		Genuine Parts Co.	293,350
2,450		WW Grainger, Inc.	223,416
			516,766
		Diversified: 0.1%
4,575		Vornado Realty Trust	500,276
			500,276

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services: 7.3%
40,874		American Express Co.	$ 2,426,689
8,158		Ameriprise Financial, Inc.	514,851
4,012		Bear Stearns Cos., Inc.	492,714
32,743		Charles Schwab Corp.	707,249
6,585		CIT Group, Inc.	264,717
171,701		Citigroup, Inc.	8,013,286
1,870		CME Group, Inc.	1,098,345
19,911	L	Countrywide Financial Corp.	378,508
16,488	@	Discover Financial Services	342,950
14,707	@	E*Trade Financial Corp.	192,073
33,602		Fannie Mae	2,043,338
2,979		Federated Investors, Inc.	118,266
5,619		Franklin Resources, Inc.	716,423
22,426		Freddie Mac	1,323,358
14,003		Goldman Sachs Group, Inc.	3,035,010
2,400	@	IntercontinentalExchange, Inc.	364,560
5,432	L	Janus Capital Group, Inc.	153,617
116,746		JPMorgan Chase & Co.	5,349,302
4,545		Legg Mason, Inc.	383,098
18,312	L	Lehman Brothers Holdings, Inc.	1,130,400
29,774		Merrill Lynch & Co., Inc.	2,122,291
36,276		Morgan Stanley	2,285,388
14,263		SLM Corp.	708,443
9,110	L	T. Rowe Price Group, Inc.	507,336
			34,672,212
		Electric: 3.2%
23,063	@	AES Corp.	462,183
5,776	@	Allegheny Energy, Inc.	301,854
7,209	L	Ameren Corp.	378,473
13,773		American Electric Power Co., Inc.	634,660
11,111	L	Centerpoint Energy, Inc.	178,109
7,697	L	CMS Energy Corp.	129,464
9,400	L	Consolidated Edison, Inc.	435,220
6,237		Constellation Energy Group, Inc.	535,072
10,085		Dominion Resources, Inc.	850,166
5,869	L	DTE Energy Co.	284,294
43,543		Duke Energy Corp.	813,819
17,124	@, L	Dynegy, Inc. - Class A	158,226
11,202		Edison International	621,151
6,786		Entergy Corp.	734,856
23,248		Exelon Corp.	1,751,969
10,521		FirstEnergy Corp.	666,400
14,086		FPL Group, Inc.	857,556
2,594		Integrys Energy Group, Inc.	132,891
12,233		PG&E Corp.	584,737
3,491		Pinnacle West Capital Corp.	137,929
13,193		PPL Corp.	610,836
8,911		Progress Energy, Inc.	417,480
8,810		Public Service Enterprise Group, Inc.	775,192
26,156	L	Southern Co.	948,940
7,271	L	TECO Energy, Inc.	119,463
15,938	L	TXU Corp.	1,091,275
14,537		Xcel Energy, Inc.	313,127
			14,925,342
		Electrical Components & Equipment: 0.3%
27,293		Emerson Electric Co.	1,452,533
4,970		Molex, Inc.	133,842
			1,586,375
		Electronics: 0.6%
13,322	@, L	Agilent Technologies, Inc.	491,315
6,363		Applera Corp. - Applied Biosystems Group	220,414
7,135	L	Jabil Circuit, Inc.	162,963
4,219		PerkinElmer, Inc.	123,237
31,577	@, L	Solectron Corp.	123,150
2,629		Tektronix, Inc.	72,928
14,703	@	Thermo Electron Corp.	848,657
17,175		Tyco Electronics Ltd.	608,510
3,491	@	Waters Corp.	233,618
			2,884,792
		Engineering & Construction: 0.1%
3,009		Fluor Corp.	433,236
			433,236
		Entertainment: 0.1%
11,530		International Game Technology	496,943
			496,943
		Environmental Control: 0.2%
9,982	@, L	Allied Waste Industries, Inc.	127,271
17,886		Waste Management, Inc.	675,018
			802,289

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Food: 1.8%
7,800		Campbell Soup Co.	$ 288,600
16,901		ConAgra Foods, Inc.	441,623
4,520	@, L	Dean Foods Co.	115,622
11,357		General Mills, Inc.	658,820
5,804		Hershey Co.	269,364
10,981		HJ Heinz Co.	507,322
9,180		Kellogg Co.	514,080
54,400		Kraft Foods, Inc.	1,877,344
24,392		Kroger Co.	695,660
4,468		McCormick & Co., Inc.	160,714
15,206		Safeway, Inc.	503,471
24,984		Sara Lee Corp.	416,983
7,233		Supervalu, Inc.	282,159
21,054		Sysco Corp.	749,312
9,520		Tyson Foods, Inc.	169,932
4,800	L	Whole Foods Market, Inc.	235,008
7,481		WM Wrigley Jr. Co.	480,505
			8,366,519
		Forest Products & Paper: 0.4%
14,822	L	International Paper Co.	531,665
6,368		MeadWestvaco Corp.	188,047
6,015	L	Plum Creek Timber Co., Inc.	269,231
3,641		Temple-Inland, Inc.	191,626
7,480	L	Weyerhaeuser Co.	540,804
			1,721,373
		Gas: 0.2%
1,523		Nicor, Inc.	65,337
9,426		NiSource, Inc.	180,414
9,067		Sempra Energy	526,974
			772,725
		Hand/Machine Tools: 0.1%
2,292	L	Black & Decker Corp.	190,924
2,049		Snap-On, Inc.	101,507
2,807		Stanley Works	157,557
			449,988
		Healthcare — Products: 3.1%
1,920		Bausch & Lomb, Inc.	122,880
22,236		Baxter International, Inc.	1,251,442
8,387		Becton Dickinson & Co.	688,153
45,992	@	Boston Scientific Corp.	641,588
17,175	@, @@	Covidien Ltd.	712,763
3,521		CR Bard, Inc.	310,517
99,920		Johnson & Johnson	6,564,744
39,123		Medtronic, Inc.	2,206,928
4,785	@, L	Patterson Cos., Inc.	184,749
11,751	@	St. Jude Medical, Inc.	517,867
8,233		Stryker Corp.	566,101
4,400	@, L	Varian Medical Systems, Inc.	184,316
8,143	@	Zimmer Holdings, Inc.	659,502
			14,611,550
		Healthcare — Services: 1.4%
17,664		Aetna, Inc.	958,625
5,375	@	Coventry Health Care, Inc.	334,379
5,868	@	Humana, Inc.	410,056
4,060	@, L	Laboratory Corp. of America Holdings	317,614
2,562	L	Manor Care, Inc.	164,993
5,361		Quest Diagnostics	309,705
16,303	@, L	Tenet Healthcare Corp.	54,778
45,749		UnitedHealth Group, Inc.	2,215,624
20,879	@	WellPoint, Inc.	1,647,771
			6,413,545
		Holding Companies — Diversified: 0.1%
5,700	L	Leucadia National Corp.	274,854
			274,854
		Home Builders: 0.1%
4,147	L	Centex Corp.	110,186
9,415	L	D.R. Horton, Inc.	120,606
2,662	L	KB Home	66,710
4,775	L	Lennar Corp.	108,154
7,294		Pulte Homes, Inc.	99,271
			504,927
		Home Furnishings: 0.1%
2,260		Harman International Industries, Inc.	195,535
2,656	L	Whirlpool Corp.	236,650
			432,185
		Hotels: 0.1%
18,000		Host Hotels & Resorts, Inc.	403,920
			403,920
		Household Products/Wares: 0.4%
3,633		Avery Dennison Corp.	207,154
4,827	L	Clorox Co.	294,399

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Household Products/Wares (continued)
5,328		Fortune Brands, Inc.	$ 434,179
14,637		Kimberly-Clark Corp.	1,028,396
			1,964,128
		Housewares: 0.1%
9,553		Newell Rubbermaid, Inc.	275,317
			275,317
		Insurance: 4.6%
11,381	@@	ACE Ltd.	689,347
16,891		Aflac, Inc.	963,463
20,203		Allstate Corp.	1,155,410
3,466	L	AMBAC Financial Group, Inc.	218,046
88,496		American International Group, Inc.	5,986,754
10,092		AON Corp.	452,223
3,300	L	Assurant, Inc.	176,550
13,587		Chubb Corp.	728,807
9,768		Cigna Corp.	520,537
5,929		Cincinnati Financial Corp.	256,785
15,240		Genworth Financial, Inc.	468,325
10,954		Hartford Financial Services Group, Inc.	1,013,793
9,379		Lincoln National Corp.	618,733
15,301		Loews Corp.	739,803
18,698		Marsh & McLennan Cos., Inc.	476,799
4,349		MBIA, Inc.	265,506
25,606	L	Metlife, Inc.	1,785,506
2,822	L	MGIC Investment Corp.	91,179
9,216		Principal Financial Group, Inc.	581,437
24,941	L	Progressive Corp.	484,105
15,878		Prudential Financial, Inc.	1,549,375
3,579		Safeco Corp.	219,106
3,279		Torchmark Corp.	204,347
22,643		Travelers Cos., Inc.	1,139,849
12,427	L	UnumProvident Corp.	304,089
6,299	@@	XL Capital Ltd.	498,881
			21,588,755
		Internet: 2.0%
5,700	@, L	Akamai Technologies, Inc.	163,761
10,585	@, L	Amazon.com, Inc.	985,993
39,407	@	eBay, Inc.	1,537,661
7,995	@	Google, Inc. - Class A	4,535,324
6,570	@, L	IAC/InterActiveCorp.	194,932
31,065	@, L	Symantec Corp.	602,040
8,400	@, L	VeriSign, Inc.	283,416
46,473	@, L	Yahoo!, Inc.	1,247,335
			9,550,462
		Investment Companies: 0.1%
6,500	L	American Capital Strategies Ltd.	277,745
			277,745
		Iron/Steel: 0.3%
3,500		Allegheny Technologies, Inc.	384,825
9,897		Nucor Corp.	588,575
4,046		United States Steel Corp.	428,633
			1,402,033
		Leisure Time: 0.3%
3,080	L	Brunswick Corp.	70,409
15,015	L	Carnival Corp.	727,176
8,690		Harley-Davidson, Inc.	401,565
			1,199,150
		Lodging: 0.5%
6,477		Harrah’s Entertainment, Inc.	563,046
13,447		Hilton Hotels Corp.	625,151
11,042		Marriott International, Inc.	479,996
7,224		Starwood Hotels & Resorts Worldwide, Inc.	438,858
6,134		Wyndham Worldwide Corp.	200,950
			2,308,001
		Machinery — Construction & Mining: 0.4%
22,080		Caterpillar, Inc.	1,731,734
3,500	@	Terex Corp.	311,570
			2,043,304
		Machinery — Diversified: 0.4%
3,632		Cummins, Inc.	464,496
7,614		Deere & Co.	1,130,070
5,312		Rockwell Automation, Inc.	369,237
			1,963,803
		Media: 2.8%
23,650	L	CBS Corp. - Class B	744,975
17,192		Clear Channel Communications, Inc.	643,668
106,663	@	Comcast Corp. – Class A	2,579,111
26,220	@	DIRECTV Group, Inc.	636,622
2,302		Dow Jones & Co., Inc.	137,429
3,085	L	EW Scripps Co.	129,570
8,023		Gannett Co., Inc.	350,605

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Media (continued)
11,697		McGraw-Hill Cos., Inc.	$ 595,494
1,333		Meredith Corp.	76,381
4,914	L	New York Times Co.	97,101
79,925		News Corp. - Class A	1,757,551
128,653		Time Warner, Inc.	2,362,069
2,638		Tribune Co.	72,070
23,720	@	Viacom - Class B	924,368
66,949		Walt Disney Co.	2,302,376
			13,409,390
		Metal Fabricate/Hardware: 0.1%
4,800		Precision Castparts Corp.	710,304
			710,304
		Mining: 0.8%
30,458		Alcoa, Inc.	1,191,517
13,210		Freeport-McMoRan Copper & Gold, Inc.	1,385,597
15,568	L	Newmont Mining Corp.	696,357
3,300	L	Vulcan Materials Co.	294,195
			3,567,666
		Miscellaneous Manufacturing: 5.2%
24,662		3M Co.	2,307,870
6,390		Cooper Industries Ltd.	326,465
8,533		Danaher Corp.	705,764
7,033		Dover Corp.	358,331
9,880	L	Eastman Kodak Co.	264,389
4,995		Eaton Corp.	494,705
353,600		General Electric Co.	14,639,040
25,842		Honeywell International, Inc.	1,536,824
14,486		Illinois Tool Works, Inc.	863,945
9,935	@@	Ingersoll-Rand Co.	541,159
6,238		ITT Corp.	423,747
6,011		Leggett & Platt, Inc.	115,171
4,252		Pall Corp.	165,403
4,030		Parker Hannifin Corp.	450,675
8,584		Textron, Inc.	534,011
17,175	@@	Tyco International Ltd.	761,540
			24,489,039
		Office Property: 0.1%
4,095		Boston Properties, Inc.	425,471
			425,471
		Office/Business Equipment: 0.2%
7,554		Pitney Bowes, Inc.	343,103
32,302	@	Xerox Corp.	560,117
			903,220
		Oil & Gas: 9.1%
15,978		Anadarko Petroleum Corp.	858,818
11,411		Apache Corp.	1,027,675
14,200		Chesapeake Energy Corp.	500,692
73,585		Chevron Corp.	6,886,084
56,144		ConocoPhillips	4,927,759
15,399		Devon Energy Corp.	1,281,197
5,100		ENSCO International, Inc.	286,110
8,422		EOG Resources, Inc.	609,163
191,375	S	ExxonMobil Corp.	17,713,670
9,530		Hess Corp.	634,031
23,534		Marathon Oil Corp.	1,341,909
6,505	L	Murphy Oil Corp.	454,634
9,712	@, @@, L	Nabors Industries Ltd.	298,838
9,272		Noble Corp.	454,792
28,639		Occidental Petroleum Corp.	1,835,187
3,772	L	Rowan Cos., Inc.	137,980
4,188	L	Sunoco, Inc.	296,427
4,800		Tesoro Petroleum Corp.	220,896
9,999	@, L	Transocean, Inc.	1,130,387
19,106		Valero Energy Corp.	1,283,541
13,311		XTO Energy, Inc.	823,152
			43,002,942
		Oil & Gas Services: 1.9%
11,070	L	Baker Hughes, Inc.	1,000,396
10,020		BJ Services Co.	266,031
30,742	L	Halliburton Co.	1,180,493
6,100	@	National Oilwell Varco, Inc.	881,450
41,182		Schlumberger Ltd.	4,324,110
6,936	L	Smith International, Inc.	495,230
11,640	@, L	Weatherford International Ltd.	781,975
			8,929,685
		Packaging & Containers: 0.1%
3,546		Ball Corp.	190,598
3,626	L	Bemis Co.	105,553
4,561	@	Pactiv Corp.	130,718
5,560	L	Sealed Air Corp.	142,114
			568,983

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals: 5.5%
53,328		Abbott Laboratories	$ 2,859,447
10,562		Allergan, Inc.	680,932
6,212		AmerisourceBergen Corp.	281,590
3,710	@	Barr Pharmaceuticals, Inc.	211,136
68,218		Bristol-Myers Squibb Co.	1,966,043
12,622		Cardinal Health, Inc.	789,254
34,093		Eli Lilly & Co.	1,940,914
8,906	@	Express Scripts, Inc.	497,133
10,904	@	Forest Laboratories, Inc.	406,610
32,000	@	Gilead Sciences, Inc.	1,307,840
5,416	@	Hospira, Inc.	224,493
100	@	King Pharmaceuticals, Inc.	1,172
9,344	@	Medco Health Solutions, Inc.	844,604
75,147		Merck & Co., Inc.	3,884,348
8,563		Mylan Laboratories	136,665
239,077		Pfizer, Inc.	5,840,651
55,830		Schering-Plough Corp.	1,765,903
3,578	@	Watson Pharmaceuticals, Inc.	115,927
46,441		Wyeth	2,068,947
			25,823,609
		Pipelines: 0.4%
24,204		El Paso Corp.	410,742
6,000		Questar Corp.	315,180
21,821		Spectra Energy Corp.	534,178
20,686	L	Williams Cos., Inc.	704,565
			1,964,665
		Real Estate: 0.0%
6,800	@, L	CB Richard Ellis Group, Inc.	189,312
			189,312
		Regional Malls: 0.3%
8,500	L	General Growth Properties, Inc.	455,770
7,711	L	Simon Property Group, Inc.	771,100
			1,226,870
		Retail: 5.0%
3,000		Abercrombie & Fitch Co.	242,100
5,230	@, L	Autonation, Inc.	92,676
1,567	@	Autozone, Inc.	181,991
9,324	@, L	Bed Bath & Beyond, Inc.	318,135
13,755		Best Buy Co., Inc.	633,005
3,512	@, L	Big Lots, Inc.	104,798
5,860		Circuit City Stores, Inc.	46,353
15,100	L	Costco Wholesale Corp.	926,687
51,147		CVS Caremark Corp.	2,026,956
4,869		Darden Restaurants, Inc.	203,816
2,112		Dillard’s, Inc.	46,105
5,043	L	Family Dollar Stores, Inc.	133,942
17,112		Gap, Inc.	315,545
58,300	L	Home Depot, Inc.	1,891,252
7,622		JC Penney Co., Inc.	483,006
10,953	@	Kohl’s Corp.	627,935
11,038	L	Limited Brands, Inc.	252,660
51,052		Lowe’s Cos., Inc.	1,430,477
14,959		Macy’s, Inc.	483,475
41,156		McDonald’s Corp.	2,241,767
6,869	L	Nordstrom, Inc.	322,087
9,454	@, L	Office Depot, Inc.	194,941
2,589		OfficeMax, Inc.	88,725
4,743	L	RadioShack Corp.	97,990
2,582	@, L	Sears Holding Corp.	328,430
24,619		Staples, Inc.	529,062
25,751	@, L	Starbucks Corp.	674,676
29,249		Target Corp.	1,859,359
4,668		Tiffany & Co.	244,370
15,305		TJX Cos., Inc.	444,916
34,267		Walgreen Co.	1,618,773
82,873	L	Wal-Mart Stores, Inc.	3,617,406
2,972		Wendy’s International, Inc.	103,753
17,910		Yum! Brands, Inc.	605,895
			23,413,064
		Savings & Loans: 0.3%
18,400	L	Hudson City Bancorp., Inc.	282,992
12,438	L	Sovereign Bancorp., Inc.	211,944
30,188	L	Washington Mutual, Inc.	1,065,938
			1,560,874
		Semiconductors: 2.7%
18,962	@, L	Advanced Micro Devices, Inc.	250,298
12,260	L	Altera Corp.	295,221
10,726	L	Analog Devices, Inc.	387,852
47,543		Applied Materials, Inc.	984,140
16,186	@	Broadcom Corp.	589,818

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
201,532		Intel Corp.	$ 5,211,618
6,694	L	KLA-Tencor Corp.	373,391
7,676	L	Linear Technology Corp.	268,583
24,665	@, L	LSI Logic Corp.	183,014
7,800	@	MEMC Electronic Materials, Inc.	459,108
7,500	L	Microchip Technology, Inc.	272,400
26,115	@, L	Micron Technology, Inc.	289,877
8,282	L	National Semiconductor Corp.	224,608
4,299	@, L	Novellus Systems, Inc.	117,191
18,913	@	Nvidia Corp.	685,407
5,084	@	QLogic Corp.	68,380
6,542	@, L	Teradyne, Inc.	90,280
49,360		Texas Instruments, Inc.	1,806,082
10,247	L	Xilinx, Inc.	267,857
			12,825,125
		Shopping Centers: 0.1%
4,300	L	Developers Diversified Realty Corp.	240,241
8,655		Kimco Realty Corp.	391,293
			631,534
		Software: 3.5%
20,351	@, L	Adobe Systems, Inc.	888,525
7,902	@	Autodesk, Inc.	394,863
18,346		Automatic Data Processing, Inc.	842,632
6,978	@	BMC Software, Inc.	217,923
13,384		CA, Inc.	344,236
6,211	@	Citrix Systems, Inc.	250,428
10,441	@	Compuware Corp.	83,737
10,693	@	Electronic Arts, Inc.	598,701
5,900		Fidelity National Information Services, Inc.	261,783
5,758	@	Fiserv, Inc.	292,852
6,709		IMS Health, Inc.	205,564
11,726	@, L	Intuit, Inc.	355,298
278,402		Microsoft Corp.	8,201,709
12,090	@, L	Novell, Inc.	92,368
135,904	@	Oracle Corp.	2,942,322
11,700		Paychex, Inc.	479,700
			16,452,641
		Storage: 0.1%
4,335		Public Storage, Inc.	340,948
			340,948
		Telecommunications: 6.5%
12,099		Alltel Corp.	843,058
210,427		AT&T, Inc.	8,903,166
15,797	@	Avaya, Inc.	267,917
3,835		CenturyTel, Inc.	177,254
2,954	@, L	Ciena Corp.	112,488
210,168	@	Cisco Systems, Inc.	6,958,662
11,695	L	Citizens Communications Co.	167,472
54,236		Corning, Inc.	1,336,917
5,267		Embarq Corp.	292,845
7,287	@, L	JDS Uniphase Corp.	109,014
17,785	@, L	Juniper Networks, Inc.	651,109
79,890		Motorola, Inc.	1,480,362
57,752		Qualcomm, Inc.	2,440,600
55,192	@, L	Qwest Communications International, Inc.	505,559
98,184		Sprint Nextel Corp.	1,865,496
15,105	@, L	Tellabs, Inc.	143,800
100,136		Verizon Communications, Inc.	4,434,022
16,490		Windstream Corp.	232,839
			30,922,580
		Textiles: 0.0%
4,616		Cintas Corp.	171,254
			171,254
		Toys/Games/Hobbies: 0.1%
5,523		Hasbro, Inc.	153,981
13,600		Mattel, Inc.	319,056
			473,037
		Transportation: 1.6%
10,393		Burlington Northern Santa Fe Corp.	843,600
6,000		CH Robinson Worldwide, Inc.	325,740
15,192		CSX Corp.	649,154
10,635		FedEx Corp.	1,114,016
13,614		Norfolk Southern Corp.	706,703
2,037		Ryder System, Inc.	99,813
9,199		Union Pacific Corp.	1,040,039
36,276		United Parcel Service, Inc. - Class B	2,724,328
			7,503,393
		Warehouse/Industrial: 0.1%
8,915		Prologis	591,510
			591,510
		Total Common Stock (Cost $365,720,202)	464,806,516

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
SHORT-TERM INVESTMENTS: 14.2%
		Mutual Fund: 1.4%
6,700,000	**	ING Institutional Prime Money Market Fund	$ 6,700,000

		Total Mutual Fund
		(Cost $6,700,000)	6,700,000

Principal Amount			Value
	Repurchase Agreement: 0.1%
$521,000	Morgan Stanley Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $521,213 to be received upon repurchase (Collateralized by $535,000 Federal National Mortgage Association, Discount Note, Market Value $533,128, due 10/26/07)		$521,000

	Total Repurchase Agreement (Cost $521,000)		521,000

	Securities Lending Collateralcc: 12.7%
59,943,031	Bank of New York Mellon Corp. Institutional Cash Reserves		59,943,031
	Total Securities Lending Collateral
	(Cost $59,943,031)		59,943,031
	Total Short-Term Investments (Cost $67,164,031)		67,164,031

	Total Investments in Securities
	(Cost $432,884,233)	112.6%	$531,970,547
	Other Assets and Liabilities — Net	(12.6)	(59,444,176)
	Net Assets	100.0%	$472,526,371

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
**	Investment in affiliate
*	Cost for federal income tax purposes is $433,691,045.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$111,833,588
	Gross Unrealized Depreciation	(13,554,086)
	Net Unrealized Appreciation	$98,279,502

ING Stock Index Portfolio Open Futures Contracts on September 30, 2007

Contract Description	Number of Contracts	Notional Market Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500	21	$8,075,025	12/20/07	$163,726
				$163,726

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 57.6%
		Airlines: 0.9%
2,042,500	L	Southwest Airlines Co.	$30,229,000
			30,229,000
		Auto Parts & Equipment: 0.7%
546,000	L	WABCO Holdings, Inc.	25,525,500
			25,525,500
		Banks: 3.4%
321,516	L	First Horizon National Corp.	8,571,617
2,514,018	@@	Royal Bank of Scotland Group PLC	27,125,810
345,306		SunTrust Bank	26,129,305
1,723,300		US Bancorp.	56,058,949
			117,885,681
		Beverages: 2.0%
779,200		Anheuser-Busch Cos., Inc.	38,952,208
534,300	L	Coca-Cola Co.	30,706,221
			69,658,429
		Commercial Services: 1.9%
2,414,600	L	H&R Block, Inc.	51,141,228
627,500	L	Western Union Co.	13,158,675
			64,299,903
		Computers: 1.4%
1,368,500	@	Dell, Inc.	37,770,600
1,763,700	@	Sun Microsystems, Inc.	9,894,357
			47,664,957
		Cosmetics/Personal Care: 0.5%
257,000	L	Procter & Gamble Co.	18,077,380
			18,077,380
		Diversified Financial Services: 1.1%
416,600		Ameriprise Financial, Inc.	26,291,626
170,300		Nuveen Investments, Inc.	10,548,382
			36,840,008
		Electric: 2.1%
261,200	L	Entergy Corp.	28,285,348
966,200	L	PPL Corp.	44,735,060
			73,020,408
		Electronics: 1.5%
1,425,700	L	Tyco Electronics Ltd.	50,512,551
			50,512,551
		Food: 1.6%
537,292		General Mills, Inc.	31,168,309
696,900		Kraft Foods, Inc.	24,050,019
			55,218,328
		Forest Products & Paper: 1.5%
539,100	L	Bowater, Inc.	8,043,372
1,251,200	L	International Paper Co.	44,880,544
			52,923,916
		Gas: 0.6%
352,200		Sempra Energy	20,469,864
			20,469,864
		Healthcare — Products: 2.0%
204,700		Baxter International, Inc.	11,520,516
1,416,600	@, @@, L	Covidien Ltd.	58,788,900
			70,309,416
		Household Products/Wares: 0.3%
126,600	L	Fortune Brands, Inc.	10,316,634
			10,316,634
		Housewares: 0.8%
962,800	L	Newell Rubbermaid, Inc.	27,747,896
			27,747,896
		Insurance: 5.9%
421,400		American International Group, Inc.	28,507,710
810,100		AON Corp.	36,300,581
1,895,370		Genworth Financial, Inc.	58,244,720
91,400	L	Hartford Financial Services Group, Inc.	8,459,070
803,556		Marsh & McLennan Cos., Inc.	20,490,678
317,100		Prudential Financial, Inc.	30,942,618
39,900	L	White Mountains Insurance Group Ltd.	20,738,025
			203,683,402
		Internet: 0.1%
129,400	@, L	Liberty Media Corp. - Interactive - Class A	2,485,774
			2,485,774
		Media: 3.8%
807,100	@, L	Cablevision Systems Corp.	28,200,074
164,643	@, L	EchoStar Communications Corp.	7,706,939

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Media (continued)
174,500	@	Liberty Media Corp. - Capital Shares A	$21,782,835
215,100	L	New York Times Co.	4,250,376
3,885,600	L	Time Warner, Inc.	71,339,613
			133,279,837
		Miscellaneous Manufacturing: 5.6%
112,000		3M Co.	10,480,960
530,200		Danaher Corp.	43,852,842
1,941,900		General Electric Co.	80,394,660
144,900		Honeywell International, Inc.	8,617,203
291,800		Illinois Tool Works, Inc.	17,402,952
795,400	@@, L	Tyco International Ltd.	35,268,036
			196,016,653
		Oil & Gas: 3.4%
696,400	@, L	CNX Gas Corp.	20,035,428
994,700	L	Murphy Oil Corp.	69,519,583
41,000	L	Sunoco, Inc.	2,901,980
338,700	@@, L	Total SA ADR	27,444,861
			119,901,852
		Oil & Gas Services: 0.4%
137,000	L	Baker Hughes, Inc.	12,380,690
			12,380,690
		Pharmaceuticals: 4.5%
664,200		Cardinal Health, Inc.	41,532,426
455,600		Merck & Co., Inc.	23,549,964
1,767,600		Pfizer, Inc.	43,182,468
1,090,300		Wyeth	48,572,865
			156,837,723
		Real Estate: 0.4%
452,200	L	St. Joe Co.	15,198,442
			15,198,442
		Retail: 5.3%
699,100		CVS Caremark Corp.	27,705,333
1,277,300	L	Home Depot, Inc.	41,435,612
125,700	@, L	Kohl’s Corp.	7,206,381
1,374,900		Lowe’s Cos., Inc.	38,524,698
1,304,700	L	TJX Cos., Inc.	37,927,629
754,900	L	Wal-Mart Stores, Inc.	32,951,385
			185,751,038
		Semiconductors: 0.8%
1,129,500	L	Intel Corp.	29,208,870
			29,208,870
		Software: 1.7%
2,014,000		Microsoft Corp.	59,332,440
			59,332,440
		Telecommunications: 3.4%
771,500	@@, L	Alcatel SA ADR	7,853,870
1,643,975	L	AT&T, Inc.	69,556,582
995,700	L	Motorola, Inc.	18,450,321
1,256,000	L	Sprint Nextel Corp.	23,864,000
			119,724,773
		Total Common Stock
		(Cost $1,758,482,676)	2,004,501,365
PREFERRED STOCK: 2.7%
		Diversified Financial Services: 0.6%
351,200	#	Affiliated Managers Group, Inc.	19,930,600
4,400		Affiliated Managers Group, Inc.	249,700
			20,180,300
		Electric: 0.2%
3,700	P	NRG Energy, Inc.	8,039,175
			8,039,175
		Housewares: 0.8%
604,300	P	Newell Financial Trust I	28,326,563
			28,326,563
		Insurance: 0.5%
307,200	@@	Aspen Insurance Holdings Ltd.	16,704,000
			16,704,000
		Sovereign: 0.5%
164	P	Fannie Mae	16,080,509
			16,080,509
		Telecommunications: 0.1%
86,700		Crown Castle International Corp.	5,136,975
			5,136,975
		Total Preferred Stock (Cost $83,448,122)	94,467,522

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
CONVERTIBLE BONDS: 7.9%
		Apartments: 0.4%
$13,949,000	C, L	UDR, Inc., 4.000%, due 12/15/35	$14,175,671
			14,175,671
		Biotechnology: 1.2%
12,374,000	L	Amgen, Inc., 0.375%, due 02/01/13	11,306,743
21,880,000	#	Amgen, Inc., 0.375%, due 02/01/13	19,992,850
10,890,000	C	Invitrogen Corp., 3.250%, due 06/15/25	11,761,200
			43,060,793
		Coal: 1.2%
40,887,000	C, L	Peabody Energy Corp., 4.750%, due 12/15/41	43,135,785
			43,135,785
		Electronics: 0.3%
3,575,000	#	Newport Corp., 2.500%, due 02/15/12	3,320,281
5,560,000		Newport Corp., 2.500%, due 02/15/12	5,163,850
			8,484,131
		Healthcare — Products: 0.3%
7,495,000	C, L	Henry Schein, Inc., 3.000%, due 08/15/34	10,596,056
			10,596,056
		Healthcare — Services: 0.3%
11,687,000	#, C, L	LifePoint Hospitals, Inc., 3.250%, due 08/15/25	10,094,646
			10,094,646
		Insurance: 0.2%
7,828,000	C, Z	USF&G Corp., 3.440%, due 03/03/09	7,456,170
			7,456,170
		Media: 1.3%
35,190,000	C	Liberty Media Corp., 3.250%, due 03/15/31	28,371,938
20,004,000	C	Liberty Media Corp., 3.500%, due 01/15/31	15,603,120
			43,975,058
		Mining: 0.1%
2,741,000	#, L	Newmont Mining Corp., 1.250%, due 07/15/14	3,124,740
1,227,000	#, L	Newmont Mining Corp., 1.625%, due 07/15/17	1,400,314
			4,525,054
		Miscellaneous Manufacturing: 0.0%
630,000	C, L	Actuant Corp., 2.000%, due 11/15/23	1,052,100
			1,052,100
		Oil & Gas Services: 1.2%
6,510,000	C, L	Oil States International, Inc., 2.375%, due 07/01/25	10,774,050
6,843,000	@@, C, L	Schlumberger Ltd., 1.500%, due 06/01/23	19,870,361
4,217,000	@@, C, L	Schlumberger Ltd., 2.125%, due 06/01/23	11,074,896
			41,719,307
		Pharmaceuticals: 0.4%
13,979,000	C, L	Valeant Pharmaceuticals International, 4.000%, due 11/15/13	12,703,416
			12,703,416
		Telecommunications: 1.0%
3,800,000	C	Crown Castle International Corp., 4.000%, due 07/15/10	14,273,750
6,500,000	C	Lucent Technologies, Inc., 2.875%, due 06/15/23	6,231,875
15,458,000	C, L	Lucent Technologies, Inc., 2.875%, due 06/15/25	14,588,488
			35,094,113
		Total Convertible Bonds
		(Cost $246,192,656)	276,072,300

CORPORATE BONDS/NOTES: 3.0%
		Electric: 0.4%
7,460,000	C	Cincinnati Gas & Electric, 5.700%, due 09/15/12	7,558,412
4,300,000	C	Southern Power Co., 6.250%, due 07/15/12	4,425,947
3,875,000	C	TECO Energy, Inc., 7.000%, due 05/01/12	4,039,095
			16,023,454
		Media: 0.9%
13,287,000		CSC Holdings, Inc., 7.250%, due 07/15/08	13,353,435
17,185,000	C, W	Echostar DBS Corp., 5.750%, due 10/01/08	17,227,963
			30,581,398
		Office/Business Equipment: 0.3%
10,150,000	C	Xerox Corp., 9.750%, due 01/15/09	10,663,651
			10,663,651
		Packaging & Containers: 0.1%
2,150,000	C	Owens Brockway Glass Container, Inc., 8.875%, due 02/15/09	2,193,000
			2,193,000
		Pipelines: 0.2%
6,525,000	C	Williams Cos., Inc., 8.125%, due 03/15/12	7,063,313
			7,063,313
		Telecommunications: 1.1%
4,250,000	C	American Tower Corp., 7.125%, due 10/15/12	4,366,875
225,000	C	American Tower Corp., 7.500%, due 05/01/12	232,313
32,175,000	C	Nextel Communications, Inc., 7.375%, due 08/01/15	32,726,608
			37,325,796
		Total Corporate Bonds/Notes
		(Cost $103,626,572)	103,850,612
U.S. TREASURY OBLIGATIONS: 8.5%
		U.S. Treasury Bonds: 4.6%
156,163,000	L	4.750%, due 05/15/14	159,725,547
			159,725,547

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount				Value
		U.S. Treasury Notes: 3.9%
$81,850,000	L	4.500%, due 05/15/10		$8,964,085
68,830,000	L	4.500%, due 04/30/12		69,695,813
27,520,000	L	4.875%, due 05/31/08		27,653,307
27,520,000	L	4.875%, due 05/15/09		27,922,067
				134,235,272
		Total U.S. Treasury Obligations (Cost $285,473,833)		293,960,819
		Total Long-Term Investments (Cost $2,477,223,859)		2,772,852,618
SHORT-TERM INVESTMENTS: 40.0%
		Mutual Fund: 19.4%
676,067,543		Reserve Investment Fund		676,067,543
		Total Mutual Fund (Cost $676,067,543)		676,067,543
		Securities Lending Collateralcc: 20.6%
715,608,815		Bank of New York Mellon Corp. Institutional Cash Reserves		715,608,815
		Total Securities Lending Collateral
		(Cost $715,608,815)		715,608,815
		Total Short-Term Investments
		(Cost $1,391,676,358)		1,391,676,358
		Total Investments in Securities
		(Cost $3,868,900,217)	119.7%	$4,164,528,976
		Other Assets and Liabilities — Net	(19.7)	(684,746,514)
		Net Assets	100.0%	$3,479,782,462

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $3,869,696,946.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$337,605,725
	Gross Unrealized Depreciation	(42,773,695)
	Net Unrealized Appreciation	$294,832,030

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 95.7%
		Aerospace/Defense: 0.8%
187,100		Raytheon Co.	$11,940,722
			11,940,722
		Agriculture: 0.7%
121,800		Archer-Daniels-Midland Co.	4,029,144
117,400	L	UST, Inc.	5,823,040
			9,852,184
		Airlines: 0.3%
277,500	L	Southwest Airlines Co.	4,107,000
			4,107,000
		Auto Manufacturers: 0.3%
455,200	@, L	Ford Motor Co.	3,864,648
			3,864,648
		Banks: 6.1%
374,000		Bank of New York Mellon Corp.	16,508,360
104,300	L	Capital One Financial Corp.	6,928,649
373,300		Fifth Third Bancorp.	12,647,404
202,800	L	National City Corp.	5,088,252
475,500	@@	Royal Bank of Scotland Group PLC	5,130,561
149,200		State Street Corp.	10,169,472
144,100	L	SunTrust Bank	10,904,047
536,400		US Bancorp.	17,449,092
167,500	L	Wells Fargo & Co.	5,966,350
			90,792,187
		Beverages: 2.0%
296,500		Anheuser-Busch Cos., Inc.	14,822,035
33,886	L	Brown-Forman Corp.	2,538,400
208,600		Coca-Cola Co.	11,988,242
			29,348,677
		Biotechnology: 0.9%
237,500	@	Amgen, Inc.	13,435,375
			13,435,375
		Building Materials: 1.0%
430,400		Masco Corp.	9,972,368
149,000	@, L	USG Corp.	5,594,950
			15,567,318
		Chemicals: 1.8%
268,600	L	EI DuPont de Nemours & Co.	13,311,816
244,500	L	International Flavors & Fragrances, Inc.	12,924,270
			26,236,086
		Commercial Services: 0.7%
493,400	L	H&R Block, Inc.	10,450,212
			10,450,212
		Computers: 1.4%
114,500	@, L	Computer Sciences Corp.	6,400,550
495,800	@	Dell, Inc.	13,684,080
			20,084,630
		Cosmetics/Personal Care: 2.8%
286,700	L	Avon Products, Inc.	10,759,851
223,800		Colgate-Palmolive Co.	15,961,416
209,400		Procter & Gamble Co.	14,729,196
			41,450,463
		Distribution/Wholesale: 0.6%
171,700		Genuine Parts Co.	8,585,000
			8,585,000
		Diversified Financial Services: 5.9%
643,100		Charles Schwab Corp.	13,890,960
342,266		Citigroup, Inc.	15,973,554
283,300	L	Countrywide Financial Corp.	5,385,533
124,800		Fannie Mae	7,589,088
716,344		JPMorgan Chase & Co.	32,822,882
89,400		Legg Mason, Inc.	7,535,526
59,600		Merrill Lynch & Co., Inc.	4,248,288
			87,445,831
		Electric: 4.0%
44,400	L	Ameren Corp.	2,331,000
411,500	L	Duke Energy Corp.	7,690,935
131,200		Entergy Corp.	14,207,648
147,500		FirstEnergy Corp.	9,342,650
134,900	L	Pinnacle West Capital Corp.	5,329,899
208,900		Progress Energy, Inc.	9,786,965
153,100	L	TECO Energy, Inc.	2,515,433
391,400		Xcel Energy, Inc.	8,430,756
			59,635,286

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Environmental Control: 0.6%
233,900		Waste Management, Inc.	$8,827,386
			8,827,386
		Food: 2.9%
119,200		Campbell Soup Co.	4,410,400
215,800		General Mills, Inc.	12,518,558
149,000	L	Hershey Co.	6,915,090
250,400		Kraft Foods, Inc.	8,641,304
161,800		McCormick & Co., Inc.	5,819,946
126,300		Sysco Corp.	4,495,017
			42,800,315
		Forest Products & Paper: 2.0%
591,493	L	International Paper Co.	21,216,854
267,900		MeadWestvaco Corp.	7,911,087
			29,127,941
		Gas: 0.8%
625,800	L	NiSource, Inc.	11,977,812
			11,977,812
		Healthcare — Products: 2.1%
169,400		Baxter International, Inc.	9,533,832
238,400	@, L	Boston Scientific Corp.	3,325,680
268,800		Johnson & Johnson	17,660,160
			30,519,672
		Home Builders: 0.2%
269,200	L	D.R. Horton, Inc.	3,448,452
			3,448,452
		Home Furnishings: 0.5%
170,400	@@	Sony Corp. ADR	8,189,424
			8,189,424
		Household Products/Wares: 2.0%
178,600	L	Avery Dennison Corp.	10,183,772
142,400	L	Fortune Brands, Inc.	11,604,176
122,000		Kimberly-Clark Corp.	8,571,720
			30,359,668
		Housewares: 0.8%
430,400	L	Newell Rubbermaid, Inc.	12,404,128
			12,404,128
		Insurance: 5.7%
251,400		American International Group, Inc.	17,007,210
122,800		Chubb Corp.	6,586,992
134,100		Genworth Financial, Inc.	4,120,893
223,477		Lincoln National Corp.	14,742,778
697,500		Marsh & McLennan Cos., Inc.	17,786,250
298,400	L	Progressive Corp.	5,791,944
228,992		Travelers Cos., Inc.	11,527,457
268,200	L	UnumProvident Corp.	6,562,854
			84,126,378
		Internet: 0.8%
446,100	@, L	Yahoo!, Inc.	11,973,324
			11,973,324
		Media: 6.4%
344,000	L	CBS Corp. - Class B	10,836,000
226,000	L	Dow Jones & Co., Inc.	13,492,200
253,600		Gannett Co., Inc.	11,082,320
134,100	L	McGraw-Hill Cos., Inc.	6,827,031
491,300	L	New York Times Co.	9,708,088
881,300		Time Warner, Inc.	16,180,668
238,656		Tribune Co.	6,520,082
187,300	@, L	Viacom - Class B	7,299,081
371,300		Walt Disney Co.	12,769,007
			94,714,477
		Mining: 1.3%
236,700		Alcoa, Inc.	9,259,704
104,700	L	Vulcan Materials Co.	9,334,005
			18,593,709
		Miscellaneous Manufacturing: 8.3%
238,200		3M Co.	22,290,756
129,000		Cooper Industries Ltd.	6,590,610
383,300	L	Eastman Kodak Co.	10,257,108
1,190,500		General Electric Co.	49,286,701
209,400		Honeywell International, Inc.	12,453,018
205,100		Illinois Tool Works, Inc.	12,232,164
134,100	@@	Ingersoll-Rand Co.	7,304,427
52,000		Pall Corp.	2,022,800
			122,437,584
		Oil & Gas: 10.2%
212,600		Anadarko Petroleum Corp.	11,427,250
170,824	@@, L	BP PLC ADR	11,846,644
369,690		Chevron Corp.	34,595,590
362,924		ExxonMobil Corp.	33,592,245
238,800		Hess Corp.	15,887,364

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
191,000	L	Murphy Oil Corp.	$13,348,990
296,800	@@	Royal Dutch Shell PLC ADR	24,391,024
43,300	@@	Statoil ASA	1,477,567
147,000	@@, L	Statoil ASA ADR	4,986,240
			151,552,914
		Oil & Gas Services: 1.3%
230,700	L	BJ Services Co.	6,125,085
119,200	L	Schlumberger Ltd.	12,516,000
			18,641,085
		Pharmaceuticals: 6.2%
170,100		Abbott Laboratories	9,120,762
400,700		Bristol-Myers Squibb Co.	11,548,174
341,400		Eli Lilly & Co.	19,435,902
453,500		Merck & Co., Inc.	23,441,415
670,400		Pfizer, Inc.	16,377,872
266,800		Wyeth	11,885,940
			91,810,065
		Pipelines: 0.4%
234,950	L	Spectra Energy Corp.	5,751,576
			5,751,576
		Retail: 2.5%
297,900	@, L	Bed Bath & Beyond, Inc.	10,164,348
163,000	L	Gap, Inc.	3,005,720
357,400	L	Home Depot, Inc.	11,594,056
287,100		Wal-Mart Stores, Inc.	12,531,915
			37,296,039
		Semiconductors: 1.5%
311,800		Analog Devices, Inc.	11,274,688
178,900		Applied Materials, Inc.	3,703,230
302,500	L	Intel Corp.	7,822,650
			22,800,568
		Software: 1.6%
828,100		Microsoft Corp.	24,395,826
			24,395,826
		Telecommunications: 6.3%
387,100	@@, L	Alcatel SA ADR	3,940,678
118,900		Alltel Corp.	8,284,952
709,803		AT&T, Inc.	30,031,765
432,400	L	Motorola, Inc.	8,012,372
101,300	@@, L	Nokia OYJ ADR	3,842,309
1,412,000	@, L	Qwest Communications International, Inc.	12,933,920
596,400	L	Sprint Nextel Corp.	11,331,600
318,850		Verizon Communications, Inc.	14,118,678
76,705		Windstream Corp.	1,083,075
			93,579,349
		Toys/Games/Hobbies: 0.7%
417,900	L	Mattel, Inc.	9,803,934
			9,803,934
		Transportation: 1.3%
132,200		Union Pacific Corp.	14,946,532
66,400	L	United Parcel Service, Inc. - Class B	4,986,640
			19,933,172
		Total Common Stock
		(Cost $1,165,109,019)	1,417,860,417

Principal Amount			Value
CONVERTIBLE BONDS: 0.2%
		Auto Manufacturers: 0.2%
$1,744,000	C, L	Ford Motor Co., 4.250%, due 12/15/36	$2,047,020
		Total Convertible Bonds
		(Cost $1,744,000)	2,047,020
		Total Long-Term Investments
		(Cost $1,166,853,019)	1,419,907,437
SHORT-TERM INVESTMENTS: 17.9%
		Mutual Fund: 3.8%
56,193,320		Reserve Investment Fund	56,193,320
		Total Mutual Fund
		(Cost $56,193,320)	56,193,320
		Securities Lending Collateralcc: 14.1%
209,233,524		Bank of New York Mellon Corp. Institutional Cash Reserves	209,233,524
		Total Securities Lending Collateral
		(Cost $209,233,524)	209,233,524
		Total Short-Term Investments
		(Cost $265,426,844)	265,426,844

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
	Total Investments in Securities
	(Cost $1,432,279,863)	113.8%	$1,685,334,281
	Other Assets and Liabilities — Net	(13.8)	(204,346,155)
	Net Assets	100.0%	$1,480,988,126

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.

*	Cost for federal income tax purposes is $1,438,632,643.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$292,693,307
	Gross Unrealized Depreciation	(45,991,669)
	Net Unrealized Appreciation	$246,701,638

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 90.9%
		Austria: 0.8%
177,870		Telekom Austria AG	$4,658,852
			4,658,852
		Bermuda: 2.8%
145,000		Accenture Ltd.	5,836,250
50,000		ACE Ltd.	3,028,500
85,000	@, L	Covidien Ltd.	3,527,500
85,000	L	Tyco International Ltd.	3,768,900
			16,161,150
		Canada: 0.3%
50,000	L	BCE, Inc.	2,005,731
			2,005,731
		Cayman Islands: 1.8%
400,000	L	Seagate Technology, Inc.	10,232,000
			10,232,000
		Finland: 1.3%
150,000		Stora Enso OYJ (Euro Denominated Security)	2,912,648
200,000		UPM-Kymmene OYJ	4,827,156
			7,739,804
		France: 6.7%
35,000		Accor SA	3,105,191
200,000		France Telecom SA	6,675,890
80,000		Peugeot SA	6,614,634
100,000		Sanofi-Aventis	8,474,775
95,000		Total SA	7,698,130
150,000		Vivendi	6,338,387
			38,907,007
		Germany: 6.0%
150,000		Bayerische Motoren Werke AG	9,683,226
240,000		Deutsche Post AG	6,962,080
103,500	@	Infineon Technologies AG	1,779,695
15,000		Muenchener Rueckversicherungs AG	2,871,493
100,000		Siemens AG	13,691,216
			34,987,710
		Hong Kong: 1.0%
200,000		Cheung Kong Holdings Ltd.	3,292,698
200,000		Swire Pacific Ltd.	2,418,937
			5,711,635
		Italy: 4.6%
140,000		ENI S.p.A.	5,169,865
1,200,000		Intesa Sanpaolo S.p.A.	9,251,513
300,000		Mediaset S.p.A.	3,095,174
1,100,000		UniCredito Italiano S.p.A.	9,416,854
			26,933,406
		Japan: 5.3%
136,000		Fuji Photo Film Co., Ltd.	6,248,400
400,000		Hitachi Ltd.	2,647,581
400,000		Konica Minolta Holdings, Inc.	6,753,399
675,000	L	Mitsubishi UFJ Financial Group, Inc.	5,894,093
120,000		Nomura Holdings, Inc.	1,996,332
900,000		Shinsei Bank Ltd.	2,822,480
600		Sumitomo Mitsui Financial Group, Inc.	4,654,923
			31,017,208
		Mexico: 0.3%
51,500	L	Telefonos de Mexico SA de CV ADR	1,692,805
			1,692,805
		Netherlands: 3.8%
140,000		Koninklijke Philips Electronics NV	6,299,902
400,000		Reed Elsevier NV	7,605,043
200,000		Royal Dutch Shell PLC - Class B	8,206,304
			22,111,249
		Russia: 0.4%
60,000		OAO Gazprom ADR	2,634,600
			2,634,600
		Singapore: 1.2%
2,500,000		Singapore Telecommunications Ltd.	6,753,502
			6,753,502
		South Korea: 3.4%
65,000		Hyundai Motor Co.	5,235,481
80,000		Kookmin Bank	6,598,383
13,000		Samsung Electronics Co., Ltd.	8,134,606
			19,968,470
		Sweden: 0.5%
150,000		Svenska Cellulosa AB - B Shares	2,790,319
			2,790,319

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Switzerland: 3.2%
15,000		Nestle SA	$6,724,359
120,000		Novartis AG	6,601,598
100,000		UBS AG - Reg	5,372,767
			18,698,724
		Taiwan: 0.5%
301,499		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,051,170
			3,051,170
		United Kingdom: 13.8%
550,000		Aviva PLC	8,246,525
850,000		BP PLC	9,832,228
130,920		British Sky Broadcasting PLC	1,862,204
1,100,000		Compass Group PLC	6,782,831
350,000		GlaxoSmithKline PLC	9,283,065
551,919		HSBC Holdings PLC	10,131,413
650,000		Kingfisher PLC	2,378,498
1,200,000		Old Mutual PLC	3,923,648
300,000		Pearson PLC	4,642,234
815	@	Rolls-Royce Group PLC	8,700
660,000		Royal Bank of Scotland Group PLC	7,121,283
300,400		Standard Life PLC	1,770,637
2,888,137		Vodafone Group PLC	10,410,228
90,000		Willis Group Holdings Ltd.	3,684,600
			80,078,094
		United States: 33.2%
160,000		American International Group, Inc.	10,824,000
150,000	@	Amgen, Inc.	8,485,500
450,000	@	Boston Scientific Corp.	6,277,500
150,000		Bristol-Myers Squibb Co.	4,323,000
130,000	@, L	Cadence Design Systems, Inc.	2,884,700
230,000	@, L	Chico’s FAS, Inc.	3,231,500
225,000	@, L	Comcast Corp. – Class A	5,440,500
200,000	L	Eastman Kodak Co.	5,352,000
400,000		El Paso Corp.	6,788,000
200,000		Electronic Data Systems Corp.	4,368,000
140,000	@, L	Expedia, Inc.	4,463,200
300,000		General Electric Co.	12,420,000
50,000		Harley-Davidson, Inc.	2,310,500
100,000		International Paper Co.	3,587,000
600,000	@, L	Interpublic Group of Cos., Inc.	6,228,000
100,000		Merck & Co., Inc.	5,169,000
500,000		Microsoft Corp.	14,730,000
550,000		News Corp. - Class A	12,094,500
500,000	@	Oracle Corp.	10,825,000
450,000		Pfizer, Inc.	10,993,500
36,200	L	Pitney Bowes, Inc.	1,644,204
100,000		Quest Diagnostics	5,777,000
40,000		Raytheon Co.	2,552,800
470,000		Sprint Nextel Corp.	8,930,000
450,000	@, L	Tenet Healthcare Corp.	1,512,000
550,000		Time Warner, Inc.	10,098,000
85,000		Torchmark Corp.	5,297,200
85,000	L	Tyco Electronics Ltd.	3,011,550
85,000		United Parcel Service, Inc. - Class B	6,383,500
180,000	@	Viacom - Class B	7,014,600
			193,016,254
		Total Common Stock
		(Cost $457,206,711)	529,149,690

Principal Amount				Value
SHORT-TERM INVESTMENTS: 15.5%
		U.S. Government Agency Obligations: 8.3%
$48,130,000	Z	Federal Home Loan Bank, 4.000%, due 10/01/07		$48,124,652
		Total U.S. Government Agency Obligations
		(Cost $48,124,652)		48,124,652
		Securities Lending Collateralcc: 7.2%
42,173,354		Bank of New York Mellon Corp. Institutional Cash Reserves		42,173,354
		Total Securities Lending Collateral
		(Cost $42,173,354)		42,173,354
		Total Short-Term Investments
		(Cost $90,298,006)		90,298,006
		Total Investments in Securities
		(Cost $547,504,717)	106.4%	$619,447,696
		Other Assets and Liabilities — Net	(6.4)	(37,284,848)
		Net Assets	100.0%	$582,162,848

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $548,019,064.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$84,262,141
	Gross Unrealized Depreciation	(12,833,509)
	Net Unrealized Appreciation	$71,428,632

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	1.1%
Aerospace/Defense	0.4
Auto Manufacturers	3.7
Banks	9.6
Biotechnology	1.4
Commercial Services	1.0
Computers	3.0
Diversified Financial Services	1.3
Electrical Components & Equipment	0.4
Electronics	1.6
Food	1.1
Food Service	1.2
Forest Products & Paper	2.4
Healthcare - Products	1.7
Healthcare - Services	1.2
Holding Companies - Diversified	0.4
Insurance	6.8
Internet	0.8
Leisure Time	0.4
Lodging	0.5
Media	10.0
Miscellaneous Manufacturing	8.3
Office/Business Equipment	0.3
Oil & Gas	5.8
Pharmaceuticals	7.7
Pipelines	1.2
Real Estate	0.6
Retail	1.0
Semiconductors	2.2
Software	4.4
Telecommunications	7.1
Transportation	2.3
Short-Term Investments	15.5
Other Assets and Liabilities - Net	(6.4)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Allocation Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 62.3%
		Advertising: 1.2%
14,900		Omnicom Group	$716,541
9,731	@, L	R.H. Donnelley Corp.	545,131
			1,261,672
		Apparel: 0.3%
7,300	@	Coach, Inc.	345,071
			345,071
		Auto Manufacturers: 0.7%
8,000		Paccar, Inc.	682,000
			682,000
		Auto Parts & Equipment: 2.2%
9,800		BorgWarner, Inc.	896,994
11,700		Johnson Controls, Inc.	1,381,887
			2,278,881
		Banks: 5.2%
33,000		Bank of New York Mellon Corp.	1,456,620
4,200		City National Corp.	291,942
26,300		Fifth Third Bancorp.	891,044
8,900		PNC Financial Services Group, Inc.	606,090
59,900		Wells Fargo & Co.	2,133,636
			5,379,332
		Beverages: 1.0%
9,200		Anheuser-Busch Cos., Inc.	459,908
22,400	@, L	Constellation Brands, Inc.	542,304
			1,002,212
		Biotechnology: 1.7%
4,100	@	Amgen, Inc.	231,937
17,000	@, L	Genzyme Corp.	1,053,320
32,300	@, L	Millennium Pharmaceuticals, Inc.	327,845
2,600	@, L	Millipore Corp.	197,080
			1,810,182
		Building Materials: 1.0%
42,700		Masco Corp.	989,359
			989,359
		Coal: 0.4%
9,100	L	Peabody Energy Corp.	435,617
			435,617
		Commercial Services: 0.2%
7,000	L	Pharmaceutical Product Development, Inc.	248,080
			248,080
		Computers: 0.6%
24,300	@	Dell, Inc.	670,680
			670,680
		Diversified Financial Services: 6.5%
7,244	@, L	Blackstone Group LP	181,680
51,900		Citigroup, Inc.	2,422,173
16,550	@	Discover Financial Services	344,240
11,100		Freddie Mac	655,011
25,200		JPMorgan Chase & Co.	1,154,664
31,100		Morgan Stanley	1,959,300
			6,717,068
		Electric: 2.8%
13,200		American Electric Power Co., Inc.	608,256
26,700		Exelon Corp.	2,012,112
1,500		Northeast Utilities	42,855
10,300		Pepco Holdings, Inc.	278,924
			2,942,147
		Food: 0.8%
24,500		Sysco Corp.	871,955
			871,955
		Gas: 1.0%
15,700		NiSource, Inc.	300,498
12,500		Sempra Energy	726,500
			1,026,998
		Healthcare — Products: 1.5%
13,100		Johnson & Johnson	860,670
12,700		Medtronic, Inc.	716,407
			1,577,077
		Healthcare — Services: 0.7%
14,460		UnitedHealth Group, Inc.	700,298
			700,298
		Household Products/Wares: 0.6%
7,400		Fortune Brands, Inc.	603,026
			603,026

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Allocation Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Insurance: 1.6%
8,000		Aflac, Inc.	$456,320
10,300		Allstate Corp.	589,057
7,100		Hartford Financial Services Group, Inc.	657,105
			1,702,482
		Internet: 2.9%
10,300	@, L	Amazon.com, Inc.	959,445
800	@	Google, Inc. - Class A	453,816
46,142	@, L	Symantec Corp.	894,232
25,300	@, L	Yahoo!, Inc.	679,052
			2,986,545
		Leisure Time: 1.3%
21,600	L	Carnival Corp.	1,046,088
6,700		Harley-Davidson, Inc.	309,607
			1,355,695
		Media: 1.9%
20,000	@, L	Comcast Corp. – Class A	483,600
6,500		McGraw-Hill Cos., Inc.	330,915
30,200		News Corp. - Class A	664,098
13,700	@	Viacom - Class B	533,889
			2,012,502
		Miscellaneous Manufacturing: 3.2%
43,900		General Electric Co.	1,817,460
24,700		Illinois Tool Works, Inc.	1,473,108
			3,290,568
		Oil & Gas: 2.8%
5,300		Chevron Corp.	495,974
8,700		ENSCO International, Inc.	488,070
7,900		EOG Resources, Inc.	571,407
7,100		ExxonMobil Corp.	657,176
8,800		GlobalSantaFe Corp.	668,976
			2,881,603
		Oil & Gas Services: 0.8%
22,100		Halliburton Co.	848,640
			848,640
		Pharmaceuticals: 5.6%
22,100		Allergan, Inc.	1,424,787
18,400		Bristol-Myers Squibb Co.	530,288
3,700	@, L	Cephalon, Inc.	270,322
7,600	@	Medco Health Solutions, Inc.	686,964
23,300		Merck & Co., Inc.	1,204,377
13,000	L	Schering-Plough Corp.	411,190
29,750		Wyeth	1,325,363
			5,853,291
		Retail: 1.7%
18,900	@, L	Chico’s FAS, Inc.	265,545
16,400	L	Costco Wholesale Corp.	1,006,468
8,400		Target Corp.	533,988
			1,806,001
		Semiconductors: 4.1%
31,900	L	Analog Devices, Inc.	1,153,504
73,700		Intel Corp.	1,905,882
14,500	L	Linear Technology Corp.	507,355
25,300	L	Xilinx, Inc.	661,342
			4,228,083
		Software: 3.5%
32,300	@	BEA Systems, Inc.	448,001
15,200	@	Citrix Systems, Inc.	612,864
15,500	@, L	Intuit, Inc.	469,650
63,100		Microsoft Corp.	1,858,926
11,500	@, L	Red Hat, Inc.	228,505
			3,617,946
		Telecommunications: 2.3%
23,800		AT&T, Inc.	1,006,978
71,094		Sprint Nextel Corp.	1,350,786
			2,357,764
		Transportation: 2.2%
15,500		Burlington Northern Santa Fe Corp.	1,258,135
10,100		FedEx Corp.	1,057,975
			2,316,110
		Total Common Stock
		(Cost $54,846,045)	64,798,885

MUTUAL FUNDS: 9.5%
		Open-End Funds: 9.5%
244,661		UBS High Yield Fund	5,397,208
90,038		UBS Small Equity Fund	4,512,425
		Total Mutual Funds
		(Cost $7,854,718)	9,909,633

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Allocation Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
CORPORATE BONDS/NOTES: 4.8%
		Banks: 0.3%
$25,000	@@	Abbey National PLC, 7.950%, due 10/26/29	$30,417
45,000		Bank One Corp., 7.875%, due 08/01/10	48,177
85,000		Capital One Financial Corp., 5.500%, due 06/01/15	81,110
50,000		Capital One Financial Corp., 6.750%, due 09/15/17	51,289
45,000		Wachovia Bank NA, 7.800%, due 08/18/10	48,241
50,000		Wells Fargo Bank NA, 6.450%, due 02/01/11	51,927
			311,161
		Beverages: 0.0%
40,000	@@, #, C	SABMiller PLC, 6.500%, due 07/01/16	41,054
			41,054
		Chemicals: 0.1%
65,000	C	ICI Wilmington, Inc., 4.375%, due 12/01/08	64,699
			64,699
		Commercial Services: 0.1%
70,000	#	Erac USA Finance Co., 7.350%, due 06/15/08	70,775
			70,775
		Cosmetics/Personal Care: 0.0%
35,000	C	Avon Products, Inc., 7.150%, due 11/15/09	36,704
			36,704
		Diversified Financial Services: 2.2%
35,000	L	Bear Stearns Cos., Inc., 5.350%, due 02/01/12	34,341
50,000	L	Bear Stearns Cos., Inc., 5.550%, due 01/22/17	47,282
56,000		Citigroup, Inc., 5.000%, due 09/15/14	54,057
345,000		Citigroup, Inc., 5.625%, due 08/27/12	349,413
50,000		Countrywide Financial Corp., 5.440%, due 10/31/07	49,633
35,000	L	Countrywide Home Loans, Inc., 3.250%, due 05/21/08	33,736
25,000	L	Countrywide Home Loans, Inc., 4.250%, due 12/19/07	24,712
40,000	C	Credit Suisse First Boston USA, Inc., 6.500%, due 01/15/12	41,842
630,000		Ford Motor Credit Co., 5.800%, due 01/12/09	608,676
40,000		General Electric Capital Corp., 5.625%, due 09/15/17	40,065
130,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	123,821
40,000	#, C	Harley-Davidson, Inc., 3.625%, due 12/15/08	39,354
150,000		HSBC Finance Corp., 6.750%, due 05/15/11	156,570
95,000		International Lease Finance Corp., 3.500%, due 04/01/09	93,073
75,000		JPMorgan Chase & Co., 6.750%, due 02/01/11	78,855
90,000	C	Lehman Brothers Holdings, Inc., 6.500%, due 07/19/17	91,373
40,000		Merrill Lynch & Co., Inc., 6.050%, due 08/15/12	41,056
190,000	C	Morgan Stanley, 6.750%, due 04/15/11	198,730
115,000	C	Residential Capital Corp., 7.125%, due 11/21/08	102,951
130,000	C	Residential Capital Corp., 7.375%, due 06/30/10	107,963
			2,317,503
		Electric: 0.3%
70,000	C	Dominion Resources, Inc., 5.950%, due 06/15/35	65,818
50,000	C	Exelon Generation Co., LLC, 5.350%, due 01/15/14	48,661
35,000	C	Pacific Gas & Electric Co., 6.050%, due 03/01/34	34,485
30,000		PPL Capital Funding Trust I, 4.330%, due 03/01/09	29,671
85,000	C	PSEG Power, LLC, 6.950%, due 06/01/12	89,742
			268,377
		Forest Products & Paper: 0.1%
80,000	C	Weyerhaeuser Co., 6.750%, due 03/15/12	83,134
			83,134
		Household Products/Wares: 0.1%
105,000	C	Fortune Brands, Inc., 5.375%, due 01/15/16	99,737
			99,737
		Media: 0.3%
185,000	C	Comcast Cable Communications Holdings, Inc., 6.750%, due 01/30/11	192,024
80,000	C	Time Warner, Inc., 6.875%, due 05/01/12	84,025
			276,049
		Multi-National: 0.0%
45,000	@@	Inter-American Development Bank, 5.750%, due 02/26/08	45,081
			45,081
		Office/Business Equipment: 0.0%
25,000	C, L	Pitney Bowes, Inc., 4.625%, due 10/01/12	24,487
			24,487
		Oil & Gas: 0.1%
35,000	@@, C	Anadarko Finance Co., 6.750%, due 05/01/11	36,617
60,000	C	Devon Financing Corp. ULC, 6.875%, due 09/30/11	63,481
			100,098
		Pharmaceuticals: 0.1%
105,000	C	Allergan, Inc., 5.750%, due 04/01/16	103,925
20,000	@@, C	AstraZeneca PLC, 6.450%, due 09/15/37	20,807
			124,732
		Pipelines: 0.2%
50,000	C	Kinder Morgan Energy Partners LP, 5.125%, due 11/15/14	47,624

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Allocation Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
		Pipelines (continued)
$100,000	C	Kinder Morgan Energy Partners LP, 5.800%, due 03/15/35	$88,593
35,000	C	Spectra Energy Capital, LLC, 5.668%, due 08/15/14	34,270
			170,487
		Retail: 0.1%
65,000	C	CVS Caremark Corp., 5.750%, due 06/01/17	63,559
			63,559
		Savings & Loans: 0.4%
250,000		Washington Mutual Bank, 5.500%, due 01/15/13	241,211
230,000		Washington Mutual Bank, 5.950%, due 05/20/13	227,312
			468,523
		Telecommunications: 0.3%
35,000	+, C	AT&T Corp., 8.000%, due 11/15/31	42,711
30,000	C	BellSouth Corp., 6.550%, due 06/15/34	30,712
25,000	C	New Cingular Wireless Services, Inc., 8.750%, due 03/01/31	31,741
65,000	C	Sprint Capital Corp., 8.750%, due 03/15/32	74,741
160,000	@@, C	Telecom Italia Capital SA, 5.250%, due 11/15/13	155,480
			335,385
		Transportation: 0.0%
25,000		Burlington Northern Santa Fe Corp., 7.082%, due 05/13/29	27,056
			27,056
		Warehouse/Industrial: 0.1%
85,000	C	Prologis, 5.625%, due 11/15/15	81,595
			81,595
		Total Corporate Bonds/Notes
		(Cost $5,091,249)	5,010,196

U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.2%
		Federal Home Loan Bank: 0.3%
110,000		5.375%, due 05/18/16	113,403
195,000	L	5.500%, due 08/13/14	203,052
			316,455
		Federal Home Loan Mortgage Corporation: 4.2%
169,239		4.500%, due 05/01/34	157,309
250,589		4.500%, due 12/01/34	232,925
155,000		4.625%, due 02/21/08	154,825
313,096		5.209%, due 05/01/37	311,872
970,000	C	5.300%, due 02/27/09	973,061
255,000	L	5.500%, due 08/23/17	265,547
131,295		5.500%, due 01/01/19	131,211
223,018		5.500%, due 05/01/20	222,480
928,294		5.500%, due 03/01/37	909,253
365,000	C, L	5.600%, due 10/17/13	368,218
180,000		5.750%, due 06/27/16	187,670
40,003		6.000%, due 12/01/17	40,613
101,038		6.000%, due 03/01/29	101,840
18,946		6.500%, due 06/01/29	19,443
213,394		6.500%, due 10/01/33	218,329
103,330		7.000%, due 07/01/32	107,487
			4,402,083
		Federal National Mortgage Corporation: 4.6%
95,000		4.375%, due 09/13/10	94,896
400,000	W	5.000%, due 09/01/37	381,562
330,000	C	5.200%, due 11/08/10	330,249
220,000		5.250%, due 08/01/12	224,728
75,000	C	5.500%, due 01/23/12	75,246
411,565		5.500%, due 11/01/17	411,965
860,711		5.500%, due 05/01/18	860,736
357,187		5.500%, due 03/01/20	357,535
296,052		5.500%, due 03/01/37	290,029
345,000		5.625%, due 07/15/37	364,082
46,681		6.000%, due 08/01/17	47,411
30,665		6.000%, due 04/01/18	31,150
62,527		6.000%, due 03/01/29	63,080
203,528		6.000%, due 12/01/29	205,327
245,000	C	6.070%, due 05/12/16	247,073
161,315		6.500%, due 06/01/17	165,465
565,191		6.500%, due 01/01/36	575,170
			4,725,704
		Government National Mortgage Association: 0.1%
87,411		6.000%, due 01/20/34	87,828
16,075		6.125%, due 12/20/29	16,247
			104,075
		Total U.S. Government Agency Obligations
		(Cost $9,557,511)	9,548,317

U.S. TREASURY OBLIGATIONS: 3.6%
		U.S. Treasury Bonds: 2.6%
280,000	L	4.625%, due 11/15/16	281,466
975,000	L	4.750%, due 02/15/37	961,823
400,000	L	6.250%, due 08/15/23	459,656

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Allocation Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
		U.S. Treasury Bonds (continued)
$820,000	L	6.250%, due 05/15/30	$975,032
35,000	L	6.625%, due 02/15/27	42,544
			2,720,521
		U.S. Treasury Notes: 1.0%
930,000	L	4.875%, due 06/30/12	956,302
			956,302
		Total U.S. Treasury Obligations
		(Cost $3,558,491)	3,676,823

ASSET-BACKED SECURITIES: 2.0%
		Automobile Asset-Backed Securities: 0.1%
75,000	C	Capital One Auto Finance Trust, 5.793%, due 10/15/12	73,763
			73,763
		Credit Card Asset-Backed Securities: 0.4%
300,000	C	Capital One Multi-Asset Execution Trust, 5.823%, due 05/15/13	298,089
75,000	C	Citibank Credit Card Issuance Trust, 5.590%, due 11/22/10	74,936
75,000	C	Citibank Credit Card Issuance Trust, 6.009%, due 11/07/11	74,942
			447,967
		Home Equity Asset-Backed Securities: 0.2%
36,494	C	Home Equity Mortgage Trust, 5.231%, due 03/25/37	33,622
39,407	C	Home Equity Mortgage Trust, 5.472%, due 09/25/36	36,802
102,459	C	Home Equity Mortgage Trust, 5.500%, due 01/25/37	93,905
57,021	C	Morgan Stanley Mortgage Loan Trust, 5.291%, due 11/25/36	52,010
			216,339
		Other Asset-Backed Securities: 1.3%
17,402	#, C	Countrywide Asset-Backed Certificates, 5.471%, due 06/25/33	16,964
88,195	#, C	Fieldstone Mortgage Investment Corp., 5.351%, due 01/25/37	85,948
40,130	C	First Franklin Mortgage Loan Asset-Backed Certificates, 5.261%, due 12/25/26	36,742
300,000	C	GSAMP Trust, 5.658%, due 09/25/36	145,138
500,000	C	Lehman XS Trust, 6.000%, due 12/25/35	478,610
25,000	C	Long Beach Mortgage Loan Trust, 5.548%, due 05/25/36	15,592
200,000	C	Massachusetts RRB Special Purpose Trust, 7.030%, due 03/15/12	206,732
29,489	C	Merrill Lynch First Franklin Mortgage Loan Trust, 6.231%, due 10/25/27	29,526
26,998	C	Merrill Lynch Mortgage Investors, Inc., 5.311%, due 09/25/36	26,576
68,069	C	Nomura Asset Acceptance Corp., 5.301%, due 08/25/36	64,496
84,439	C	SACO I, Inc., 5.281%, due 05/25/36	70,900
170,000	C	Structured Asset Securities Corp., 6.080%, due 11/25/32	169,616
			1,346,840
		Total Asset-Backed Securities
		(Cost $2,284,643)	2,084,909

COLLATERALIZED MORTGAGE OBLIGATIONS: 7.1%
175,000	C	Banc of America Commercial Mortgage, Inc., 5.356%, due 10/10/45	173,105
50,000	C	Banc of America Commercial Mortgage, Inc., 5.463%, due 09/10/47	46,958
25,000	C	Banc of America Commercial Mortgage, Inc., 5.965%, due 05/10/45	24,221
200,000	C	Banc of America Commercial Mortgage, Inc., 6.349%, due 06/11/35	204,828
127,629	C	Bear Stearns Adjustable Rate Mortgage Trust, 5.358%, due 03/25/35	124,577
150,000	C	Citigroup Commercial Mortgage Trust, 5.431%, due 10/15/49	148,892
150,000	C	Citigroup Commercial Mortgage Trust, 5.914%, due 03/15/49	151,330
50,000	C	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.447%, due 12/11/49	46,642
210,119	C	Credit Suisse First Boston Mortgage Securities Corp., 6.000%, due 10/25/35	208,469
48,659	C	Credit Suisse First Boston Mortgage Securities Corp., 7.000%, due 11/25/33	50,005
150,000	C, ^	Credit Suisse Mortgage Capital Certificates, 5.847%, due 03/15/39	152,201
50,000	C	Credit Suisse Mortgage Capital Certificates, 6.021%, due 06/15/38	48,503
90,029	C	First Horizon Alternative Mortgage Securities, 5.303%, due 09/25/34	89,951
3,842	C	First Union Commercial Mortgage Securities, Inc., 6.650%, due 11/18/29	3,833
175,000	C	Ge Capital Commercial Mortgage Corp., 5.518%, due 03/10/44	174,473
499,195	#	GS Mortgage Securities Corp. II, 5.520%, due 03/21/46	465,919
400,000	#	GS Mortgage Securities Corp. II, 5.811%, due 06/23/46	378,300
50,000	C	GS Mortgage Securities Corp. II, 5.993%, due 08/10/45	47,647
14,744	C	GS Mortgage Securities Corp. II, 6.312%, due 04/13/31	14,729
163,344	C	GSR Mortgage Loan Trust, 6.500%, due 04/25/20	167,874
350,000	C	Indymac Index Mortgage Loan Trust, 5.572%, due 12/25/35	351,817
400,000	C	JPMorgan Alternative Loan Trust, 6.300%, due 09/25/36	405,682
175,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.399%, due 05/15/45	173,401
325,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.447%, due 05/15/45	324,408
50,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.520%, due 05/15/45	46,839
50,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.937%, due 02/12/49	47,228
207,572		JPMorgan Commercial Mortgage Finance Corp., 7.400%, due 07/15/31	212,927
48,698	@@, #, C	Mach One Trust Commercial Mortgage-Backed, 3.890%, due 05/28/40	48,483
50,000	C	Merrill Lynch Mortgage Trust, 6.022%, due 06/12/50	47,902
50,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.525%, due 07/12/46	47,202
400,427	C	MLCC Mortgage Investors, Inc., 5.804%, due 05/25/36	402,804
173,954	C	Morgan Stanley Dean Witter Capital I, 7.570%, due 11/15/36	181,690
82,324	C	Morgan Stanley Mortgage Loan Trust, 6.402%, due 09/25/34	83,519
375,000	C	Residential Asset Securitization Trust, 6.000%, due 01/25/46	368,253
85,000		Residential Capital Corp., 6.224%, due 06/09/08	78,306
543,000	C	Structured Adjustable Rate Mortgage Loan Trust, 5.556%, due 06/25/36	536,386
368,674	C	Washington Mutual Mortgage Pass-Through Certificates, 5.920%, due 07/25/37	369,689

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Allocation Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$159,745	C	Washington Mutual Mortgage Pass-Through Certificates, 6.183%, due 11/25/42		$160,343
629,456	C	Wells Fargo Mortgage-Backed Securities Trust, 6.000%, due 08/25/36		628,631
170,428	C	Wells Fargo Mortgage-Backed Securities Trust, 6.032%, due 08/25/37		170,577

		Total Collateralized Mortgage Obligations
		(Cost $7,468,974)		7,408,544

MUNICIPAL BONDS: 0.3%
		Colorado: 0.3%
320,346		Bear Creek Local Improvement District No 1, 5.650%, due 05/25/47		322,876

		Total Municipal Bonds
		(Cost $315,618)		322,876

		Total Long-Term Investments
		(Cost $90,977,249)		102,760,183

SHORT-TERM INVESTMENTS: 16.7%
		U.S. Government Agency Obligations: 1.5%
1,613,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07		1,612,830

		Total U.S. Government Agency Obligations
		(Cost $1,612,830)		1,612,830

		Securities Lending Collateralcc: 15.2%
15,802,381		Bank of New York Mellon Corp. Institutional Cash Reserves		15,802,381

		Total Securities Lending Collateral
		(Cost $15,802,381)		15,802,381

		Total Short-Term Investments
		(Cost $17,415,211)		17,415,211
		Total Investments in Securities
		(Cost $108,392,460)	115.5%	$120,175,394
		Other Assets and Liabilities — Net	(15.5)	(16,142,580)
		Net Assets	100.0%	$104,032,814

	@	Non-income producing security
	@@	Foreign Issuer
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
	^	Interest Only (IO) Security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $108,659,583.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$13,216,857
		Gross Unrealized Depreciation		(1,701,046)
		Net Unrealized Appreciation		$11,515,811

PORTFOLIO OF INVESTMENTS
ING Van Kampen Capital Growth Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 92.8%
		Biotechnology: 0.9%
11,868	@, L	Genentech, Inc.	$ 925,941
			925,941
		Building Materials: 1.2%
45,161	@, @@	Cemex SA de CV ADR	1,351,217
			1,351,217
		Chemicals: 6.6%
83,625		Monsanto Co.	7,170,008
			7,170,008
		Commercial Services: 4.7%
26,224		Corporate Executive Board Co.	1,946,870
30,884	@	Monster Worldwide, Inc.	1,051,909
42,504	L	Moody’s Corp.	2,142,202
			5,140,981
		Computers: 6.3%
20,592	@	Apple, Inc.	3,161,696
38,268	@, @@, L	Research In Motion Ltd.	3,771,311
			6,933,007
		Distribution/Wholesale: 1.6%
410,000	@@	Li & Fung Ltd.	1,733,370
			1,733,370
		Diversified Financial Services: 5.5%
66,076		American Express Co.	3,922,932
3,653	L	CME Group, Inc.	2,145,590
			6,068,522
		Environmental Control: 0.8%
16,074	@, L	Stericycle, Inc.	918,790
			918,790
		Food: 1.3%
54,417	@@	Tesco PLC ADR	1,460,955
			1,460,955
		Healthcare — Products: 0.7%
11,550	@	Gen-Probe, Inc.	768,999
			768,999
		Insurance: 3.9%
635	@	Berkshire Hathaway, Inc. - Class B	2,509,520
37,412		Loews Corp.	1,808,870
			4,318,390
		Internet: 18.1%
65,050	@, L	Amazon.com, Inc.	6,059,408
143,416	@	eBay, Inc.	5,596,092
11,810	@	Google, Inc. - Class A	6,699,459
56,629	@, L	Yahoo!, Inc.	1,519,922
			19,874,881
		Iron/Steel: 1.9%
35,001		Nucor Corp.	2,081,509
			2,081,509
		Lodging: 5.7%
15,370	@@	Accor SA	1,363,623
30,691	@, L	Wynn Resorts Ltd.	4,835,674
			6,199,297
		Media: 2.8%
97,751	@@	Grupo Televisa SA ADR	2,362,642
14,496		McGraw-Hill Cos., Inc.	737,991
			3,100,633
		Oil & Gas: 3.5%
62,098	@	Ultra Petroleum Corp.	3,852,560
			3,852,560
		Real Estate: 5.0%
141,367	@@	Brookfield Asset Management, Inc.	5,442,630
			5,442,630
		Retail: 10.0%
24,639		Abercrombie & Fitch Co.	1,988,367
46,752		Costco Wholesale Corp.	2,869,170
25,867	@, L	Sears Holding Corp.	3,290,282
107,476	@, L	Starbucks Corp.	2,815,871
			10,963,690
		Software: 1.4%
17,994	@, L	VMware, Inc.	1,529,490
			1,529,490
		Telecommunications: 6.6%
54,360	@@	America Movil SA de CV ADR	3,479,040
19,802	@@, L	China Mobile Ltd. ADR	1,624,556
63,466	@	Cisco Systems, Inc.	2,101,359
			7,204,955

PORTFOLIO OF INVESTMENTS
ING Van Kampen Capital Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Transportation: 3.3%
37,653	L	CH Robinson Worldwide, Inc.	$ 2,044,181
33,266	L	Expeditors International Washington, Inc.	1,573,482
			3,617,663
		Water: 1.0%
12,248	@@, L	Veolia Environnement ADR	1,055,043
			1,055,043
		Total Common Stock
		(Cost $73,890,146)	101,712,531

Principal Amount				Value
SHORT-TERM INVESTMENTS: 32.4%
		U.S. Government Agency Obligations: 5.8%
$6,393,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07		$ 6,392,325

		Total U.S. Government Agency Obligations
		(Cost $6,392,325)		6,392,325

		Securities Lending Collateralcc: 26.6%
29,150,392		Bank of New York Mellon Corp. Institutional Cash Reserves		29,150,392

		Total Securities Lending Collateral
		(Cost $29,150,392)		29,150,392

		Total Short-Term Investments
		(Cost $35,542,717)		35,542,717

		Total Investments in Securities
		(Cost $109,432,863)	125.2%	$ 137,255,248
		Other Assets and Liabilities — Net	(25.2)	(27,620,019)
		Net Assets	100.0%	$ 109,635,229

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $109,603,909.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$ 29,411,421
		Gross Unrealized Depreciation		(1,760,082)
		Net Unrealized Appreciation		$ 27,651,339

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.1%
		Finland: 3.8%
227,845		Kone OYJ	$16,591,614
			16,591,614
		France: 5.3%
54,272		Pernod-Ricard SA	11,805,261
135,519		Sanofi-Aventis	11,484,931
			23,290,192
		Ireland: 3.5%
1,345,496	L	C&C Group PLC	11,073,694
387,775		Experian Group Ltd.	4,089,132
			15,162,826
		Japan: 2.5%
368,000		Kao Corp.	10,969,123
			10,969,123
		Netherlands: 8.0%
919,619		Reed Elsevier NV	17,484,354
584,084		Wolters Kluwer NV	17,301,118
			34,785,472
		Spain: 2.3%
145,663		Altadis SA	10,168,007
			10,168,007
		Sweden: 3.9%
830,945		Swedish Match AB	17,232,339
			17,232,339
		Switzerland: 5.0%
27,243		Nestle SA	12,212,780
175,986		Novartis AG	9,681,573
			21,894,353
		United Kingdom: 35.3%
1,062,260		British American Tobacco PLC	38,018,022
1,726,388		Cadbury Schweppes PLC	20,078,164
516,520		Diageo PLC	11,325,376
469,610		GlaxoSmithKline PLC	12,455,487
511,522		Imperial Tobacco Group PLC	23,387,952
360,997		Reckitt Benckiser PLC	21,163,512
446,535		Unilever PLC	14,136,124
1,020,767		WPP Group PLC	13,772,855
			154,337,492
		United States: 28.25%
283,634		Altria Group, Inc.	19,721,072
139,243	L	Brown-Forman Corp.	10,430,693
313,628	@, L	Career Education Corp.	8,778,448
170,750	L	Fortune Brands, Inc.	13,914,418
180,938		Harley-Davidson, Inc.	8,361,145
221,892	L	Kellogg Co.	12,425,952
141,204		Kimberly-Clark Corp.	9,920,993
333,708	L	New York Times Co.	6,594,070
642,969		Pfizer, Inc.	15,707,733
228,239	L	Scotts Miracle-Gro Co.	9,757,217
157,653		Weight Watchers International, Inc.	9,074,507
			124,686,248
		Total Common Stock
		(Cost $342,249,215)	429,117,666

Principal Amount				Value
SHORT-TERM INVESTMENTS: 8.4%
		U.S. Government Agency Obligations: 1.4%
$6,146,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07		$6,145,351
		Total U.S. Government Agency Obligations
		(Cost $6,145,351)		6,145,351
		Securities Lending Collateralcc: 7.0%
30,885,653		Bank of New York Mellon Corp. Institutional Cash Reserves		30,885,653
		Total Securities Lending Collateral
		(Cost $30,885,653)		30,885,653
		Total Short-Term Investments
		(Cost $37,031,004)		37,031,004
		Total Investments in Securities
		(Cost $379,280,219)	106.5%	$466,148,670
		Other Assets and Liabilities — Net	(6.5)	(28,649,809)
		Net Assets	100.0%	$437,498,861

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio	as of September 30, 2007 (Unaudited)

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $379,317,912.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$100,506,047
	Gross Unrealized Depreciation	(13,675,289)
	Net Unrealized Appreciation	$86,830,758

At September 30, 2007 the following forward currency contracts were outstanding for the ING Van Kampen Global Franchise Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
British Pound Sterling			USD
GBP 32,425,000	Sell	10/24/07	66,470,277	66,306,628	$163,649
					$163,649

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 95.9%
		Aerospace/Defense: 1.5%
239,710		Raytheon Co.	$15,298,292
			15,298,292
		Agriculture: 1.3%
190,680		Altria Group, Inc.	13,257,980
			13,257,980
		Auto Manufacturers: 0.7%
212,560	@@	Honda Motor Co., Ltd. ADR	7,091,002
			7,091,002
		Banks: 2.5%
196,923		Bank of America Corp.	9,899,319
196,646		Fifth Third Bancorp.	6,662,366
136,126		PNC Financial Services Group, Inc.	9,270,181
			25,831,866
		Beverages: 2.1%
368,530		Coca-Cola Co.	21,179,419
			21,179,419
		Chemicals: 4.0%
437,940	@@	Bayer AG ADR	34,690,892
135,280		EI DuPont de Nemours & Co.	6,704,477
			41,395,369
		Computers: 0.4%
92,743		Hewlett-Packard Co.	4,617,674
			4,617,674
		Cosmetics/Personal Care: 1.7%
127,460	L	Estee Lauder Cos., Inc.	5,411,952
176,280		Procter & Gamble Co.	12,399,535
			17,811,487
		Diversified Financial Services: 8.3%
417,806	L	Charles Schwab Corp.	9,024,610
523,946		Citigroup, Inc.	24,452,560
376,498		Freddie Mac	22,217,147
643,988		JPMorgan Chase & Co.	29,507,530
			85,201,847
		Electric: 5.1%
428,440		American Electric Power Co., Inc.	19,742,515
196,100		Entergy Corp.	21,235,669
175,450		FirstEnergy Corp.	11,113,003
			52,091,187
		Electronics: 0.5%
139,030	L	Applera Corp. - Applied Biosystems Group	4,815,999
			4,815,999
		Food: 4.8%
289,330	@@	Cadbury Schweppes PLC ADR	13,459,632
212,770		ConAgra Foods, Inc.	5,559,680
367,234		Kraft Foods, Inc.	12,673,245
582,360	@@	Unilever NV ADR	17,965,806
			49,658,363
		Healthcare — Products: 1.3%
475,620	@, L	Boston Scientific Corp.	6,634,899
157,127	@, @@, L	Covidien Ltd.	6,520,771
			13,155,670
		Household Products/Wares: 0.8%
31,270		Fortune Brands, Inc.	2,548,192
75,500		Kimberly-Clark Corp.	5,304,630
			7,852,822
		Housewares: 0.3%
101,100	L	Newell Rubbermaid, Inc.	2,913,702
			2,913,702
		Insurance: 8.6%
254,380	@@	Aegon NV ADR	4,840,851
290,340		Chubb Corp.	15,573,838
160,970		Cigna Corp.	8,578,091
114,130	L	Hartford Financial Services Group, Inc.	10,562,732
824,498		Marsh & McLennan Cos., Inc.	21,024,699
356,453		Travelers Cos., Inc.	17,943,844
129,590	@@	XL Capital Ltd. - Class A	10,263,528
			88,787,583
		Internet: 2.4%
608,860	@, L	Symantec Corp.	11,799,707
497,400	@, L	Yahoo!, Inc.	13,350,216
			25,149,923
		Media: 5.8%
585,808	@, L	Comcast Corp. – Class A	14,164,837

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Media (continued)
1,395,599		Time Warner, Inc.	$25,623,198
516,080	@	Viacom - Class B	20,111,638
			59,899,673
		Mining: 1.2%
273,750	L	Newmont Mining Corp.	12,244,838
			12,244,838
		Miscellaneous Manufacturing: 5.8%
714,590		General Electric Co.	29,584,026
158,140	@@, L	Siemens AG ADR	21,704,715
194,287	@@, L	Tyco International Ltd.	8,614,686
			59,903,427
		Oil & Gas: 6.5%
190,250		ConocoPhillips	16,698,243
47,810	L	Devon Energy Corp.	3,977,792
135,830		ExxonMobil Corp.	12,572,425
213,100		Occidental Petroleum Corp.	13,655,448
241,700	@@, L	Royal Dutch Shell PLC ADR	19,862,906
			66,766,814
		Oil & Gas Services: 1.6%
155,450	L	Schlumberger Ltd.	16,322,250
			16,322,250
		Pharmaceuticals: 14.1%
465,100		Abbott Laboratories	24,938,662
732,030		Bristol-Myers Squibb Co.	21,097,105
375,710	L	Eli Lilly & Co.	21,389,170
61,830	@@	Novartis AG ADR	3,398,177
319,180		Pfizer, Inc.	7,797,567
139,040	@@	Roche Holding Ltd. ADR	12,562,639
91,300	@@, L	Sanofi-Aventis ADR	3,872,946
1,043,160	L	Schering-Plough Corp.	32,995,146
374,190		Wyeth	16,670,165
			144,721,577
		Pipelines: 0.6%
184,700	L	Williams Cos., Inc.	6,290,882
			6,290,882
		Retail: 4.9%
293,540	L	Home Depot, Inc.	9,522,438
93,520		McDonald’s Corp.	5,094,034
275,913	@, L	Office Depot, Inc.	5,689,326
520,080	@, L	Rite Aid Corp.	2,402,770
630,400		Wal-Mart Stores, Inc.	27,516,960
			50,225,528
		Semiconductors: 1.4%
342,736		Intel Corp.	8,863,153
538,210	@, L	Micron Technology, Inc.	5,974,131
			14,837,284
		Telecommunications: 7.7%
1,415,170	@@, L	Alcatel SA ADR	14,406,431
206,460	@	Cisco Systems, Inc.	6,835,891
102,526	L	Embarq Corp.	5,700,446
296,740	@@	France Telecom SA ADR	9,922,986
760,486		Sprint Nextel Corp.	14,449,234
638,464		Verizon Communications, Inc.	28,271,186
			79,586,174
		Total Common Stock
		(Cost $805,488,933)	986,908,632

EXCHANGE-TRADED FUNDS: 0.8%
		Exchange-Traded Funds: 0.8%
554,520	L	iShares MSCI Japan Index Fund	7,951,817
		Total Exchange-Traded Funds
		(Cost $8,094,749)	7,951,817
		Total Long-Term Investments
		(Cost $813,583,682)	994,860,449

Principal Amount			Value
SHORT-TERM INVESTMENTS: 16.8%
		U.S. Government Agency Obligations: 3.0%
$31,000,000	Z	Federal Home Loan Bank, 4.000%, due 10/01/07	$30,996,555
		Total U.S. Government Agency Obligations
		(Cost $30,996,555)	30,996,555
		Securities Lending Collateralcc: 13.8%
142,373,450		Bank of New York Mellon Corp. Institutional Cash Reserves	142,373,450
		Total Securities Lending Collateral
		(Cost $142,373,450)	142,373,450

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
	Securities Lending Collateralcc (continued)
	Total Short-Term Investments
	(Cost $ 173,370,005 )		$173,370,005

	Total Investments in Securities
	(Cost $ 986,953,687 )	113.5%	$1,168,230,454
	Other Assets and Liabilities — Net	(13.5)	(139,196,167)
	Net Assets	100.0%	$1,029,034,287

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $990,389,816.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$200,873,384
	Gross Unrealized Depreciation	(23,032,746)
	Net Unrealized Appreciation	$177,840,638

PORTFOLIO OF INVESTMENTS
ING Van Kampen Real Estate Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 13.6%
		Healthcare — Services: 0.5%
607,950	@, L	Assisted Living Concepts, Inc.	$5,556,663
			5,556,663
		Home Builders: 0.0%
18,193	L	Brookfield Homes Corp.	337,480
			337,480
		Lodging: 4.9%
544,955	@, L	Morgans Hotel Group Co.	11,852,771
685,335		Starwood Hotels & Resorts Worldwide, Inc.	41,634,101
			53,486,872
		Real Estate: 8.2%
2,847,498	L	Brookfield Properties Co. (U.S. Denominated Security)	70,902,700
336,545	L	Forest City Enterprises, Inc.	18,563,822
			89,466,522
		Total Common Stock
		(Cost $106,157,353)	148,847,537

REAL ESTATE INVESTMENT TRUSTS: 83.2%
		Apartments: 19.0%
27,860	L	American Campus Communities, Inc.	816,019
4,080	L	Apartment Investment & Management Co.	184,130
118,048	L	Archstone-Smith Trust	7,099,407
336,938		AvalonBay Communities, Inc.	39,778,900
336,110	L	BRE Properties, Inc.	18,798,632
65,878		Camden Property Trust	4,232,662
1,864,360	L	Equity Residential	78,974,290
193,996		Essex Property Trust, Inc.	22,808,110
196,442	L	GMH Communities Trust	1,522,426
127,110		Mid-America Apartment Communities, Inc.	6,336,434
662,078		Post Properties, Inc.	25,622,419
58,910	L	UDR, Inc.	1,432,691
			207,606,120
		Diversified: 5.4%
49,130	L	Duke Realty Corp.	1,661,085
341,421		Liberty Property Trust	13,728,538
5,390	L	PS Business Parks, Inc.	306,422
392,465		Vornado Realty Trust	42,916,048
			58,612,093
		Health Care: 1.3%
520,164	L	Healthcare Realty Trust, Inc.	13,867,572
			13,867,572
		Hotels: 10.2%
373,520	L	DiamondRock Hospitality Co.	6,502,983
529,221		Hersha Hospitality Trust	5,239,288
3,289,631		Host Hotels & Resorts, Inc.	73,819,318
1,247,286	L	Strategic Hotel Capital, Inc.	25,681,619
			111,243,208
		Manufactured Homes: 1.4%
301,431		Equity Lifestyle Properties, Inc.	15,614,126
			15,614,126
		Office Property: 14.8%
671,946		Boston Properties, Inc.	69,815,189
889,693		Brandywine Realty Trust	22,518,130
190,220		Douglas Emmett, Inc.	4,704,141
131,033		Kilroy Realty Corp.	7,944,531
838,148		Mack-Cali Realty Corp.	34,447,883
169,910		Maguire Properties, Inc.	4,388,775
32,262	L	Parkway Properties, Inc.	1,424,045
146,557		SL Green Realty Corp.	17,113,461
			162,356,155
		Regional Malls: 15.6%
344,966	L	General Growth Properties, Inc.	18,497,077
483,360	L	Macerich Co.	42,332,669
7,305		Simon Property Group LP	587,541
1,043,331	L	Simon Property Group, Inc.	104,333,100
84,998		Taubman Centers, Inc.	4,653,641
			170,404,028
		Shopping Centers: 6.7%
195,520		Acadia Realty Trust	5,304,458
166,405	L	Cedar Shopping Centers, Inc.	2,266,436
11,751	L	Equity One, Inc.	319,627
263,809	L	Federal Realty Investment Trust	23,373,477
2,065		Kimco Realty Corp.	93,359
122,195		Ramco-Gershenson Properties	3,817,372
501,143		Regency Centers Corp.	38,462,725
			73,637,454

PORTFOLIO OF INVESTMENTS
ING Van Kampen Real Estate Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Storage: 4.1%
462,392	L	Public Storage, Inc.	$36,367,131
183,659		Sovran Self Storage, Inc.	8,418,929
			44,786,060
		Warehouse/Industrial: 4.7%
412,980	L	AMB Property Corp.	24,700,334
95,600		DCT Industrial Trust, Inc.	1,000,932
57,740	L	EastGroup Properties, Inc.	2,613,312
342,489	L	Prologis	22,724,145
			51,038,723
		Total Real Estate Investment Trusts
		(Cost $751,390,678)	909,165,539
		Total Long-Term Investments
		(Cost $857,548,031)	1,058,013,076

Principal Amount				Value
SHORT-TERM INVESTMENTS: 10.2%
		U.S. Government Agency Obligations: 2.1%
$23,519,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07		$23,516,517
		Total U.S. Government Agency Obligations
		(Cost $23,516,517)		23,516,517
		Securities Lending Collateralcc: 8.1%
88,097,273		Bank of New York Mellon Corp. Institutional Cash Reserves		88,097,273
		Total Securities Lending Collateral
		(Cost $88,097,273)		88,097,273
		Total Short-Term Investments
		(Cost $111,613,790)		111,613,790
		Total Investments in Securities
		(Cost $969,161,821)	107.0%	$1,169,626,866
		Other Assets and Liabilities — Net	(7.0)	(76,325,128)
		Net Assets	100.0%	$1,093,301,738

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $969,040,090.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$220,561,451
	Gross Unrealized Depreciation	(20,096,406)
	Net Unrealized Appreciation	$200,465,045

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 96.7%
		Australia: 7.0%
10,304		Babcock & Brown Ltd.	$249,889
52,666		BHP Billiton Ltd.	2,056,513
85,725		CFS Retail Property Trust	181,077
191,474		Coles Myer Ltd.	2,605,981
17,031		CSL Ltd.	1,615,950
856,162		CSR Ltd.	2,352,683
115,118		Foster’s Group Ltd.	665,545
1,215,093	**	ING Industrial Fund	3,041,531
5,936		Leighton Holdings Ltd.	269,907
35,643		Lion Nathan Ltd.	291,479
138,822		Macquarie Airports Management Ltd.	534,211
3,326		Macquarie Bank Ltd.	248,223
1,577,730		Macquarie Office Trust	2,184,473
48,850		Multiplex Group	216,651
647,285		Pacific Brands Ltd.	1,773,684
125,004		Qantas Airways Ltd.	617,604
51,045		Rio Tinto Ltd.	4,878,103
138,482		Santos Ltd.	1,842,508
994,730		Stockland	7,918,148
449,647		Suncorp-Metway Ltd.	8,073,672
286,346		Tattersall’s Ltd.	1,004,730
447,397		Telstra Corp., Ltd.	1,725,152
6,072		Wesfarmers Ltd.	225,415
5,396		Woodside Petroleum Ltd.	239,263
8,148		Woolworths Ltd.	214,321
8,851		WorleyParsons Ltd.	331,069
232,595		Zinifex Ltd.	3,648,794
			49,006,576
		Austria: 2.6%
13,835	@	Immoeast Immobilien Anlagen AG	150,922
547,414	@	Immofinanz Immobilien Anlagen AG	6,833,591
3,859		Oesterreichische Elektrizitaetswirtschafts AG	222,678
42,986		Raiffeisen International Bank Holding AG	6,287,010
54,433		Voestalpine AG	4,706,265
			18,200,466
		Belgium: 1.7%
7,199		Dexia	217,962
3,866		D’ieteren SA	1,732,230
40,924		Fortis	1,206,606
71,611		InBev NV	6,484,705
16,934		KBC Groep NV	2,326,788
1,261		Solvay SA	182,882
			12,151,173
		China: 0.0%
46,000		Tencent Holdings Ltd.	295,949
			295,949
		Denmark: 1.6%
15		AP Moller - Maersk A/S	205,951
18,175		Carlsberg A/S	2,480,959
69,875		Novo-Nordisk A/S	8,450,536
			11,137,446
		Finland: 1.8%
331,417		Nokia OYJ	12,575,091
8,749		UPM-Kymmene OYJ	211,164
			12,786,255
		France: 6.9%
2,304		Accor SA	204,410
6,601		Air France-KLM	242,489
83,253		BNP Paribas	9,110,823
6,416		Cie de Saint-Gobain	669,949
4,807		Credit Agricole SA	183,984
3,953		Gaz de France	205,242
1,181		Gecina SA	200,214
11,384		Lafarge SA	1,764,325
31,349		LVMH Moet Hennessy Louis Vuitton SA	3,752,697
1,117		PPR	210,112
9,903		Sanofi-Aventis	839,257
1,362		Schneider Electric SA	171,976
7,678		Scor SA	205,557
2,240		Societe Generale	376,901
38,310		Sodexho Alliance SA	2,648,541
98,326		Suez SA	5,778,228
21,777	@	Thomson	332,145

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		France (continued)
62,242		Total SA	$5,043,652
2,640		Vallourec	759,849
2,556		Veolia Environnement	219,771
110,322		Vinci SA	8,642,410
157,097		Vivendi	6,638,277
			48,200,809
		Germany: 7.2%
7,221		Allianz AG	1,681,996
16,875		BASF AG	2,341,048
15,949		Commerzbank AG	646,356
9,326		DaimlerChrysler AG	935,289
78,383		Deutsche Bank AG	10,067,082
260,684		Deutsche Post AG	7,562,095
30,223		E.ON AG	5,569,878
19,255		Henkel KGaA - Vorzug	988,075
13,015	@	KarstadtQuelle AG	432,304
15,227		Merck KGaA	1,856,198
24,915		Metro AG	2,245,229
1,139		Muenchener Rueckversicherungs AG	218,042
54,205		RWE AG	6,798,117
18,548		Salzgitter AG	3,659,049
16,905		Siemens AG	2,314,500
3,323		ThyssenKrupp AG	210,913
11,342		Volkswagen AG	2,561,955
			50,088,126
		Greece: 0.3%
7,284		Hellenic Exchanges SA Holding Clearing Settlement and Registry	233,142
58,291		Hellenic Telecommunications Organization SA	2,165,602
			2,398,744
		Hong Kong: 0.6%
200		CLP Holdings Ltd.	1,383
149,000	@	Hutchison Telecommunications International Ltd.	206,419
19,000		Hutchison Whampoa Ltd.	202,919
345,500		Johnson Electric Holdings Ltd.	180,442
152,000		Kingboard Chemicals Holdings	967,114
694,000		Melco International Development	1,294,166
170,000		Noble Group Ltd.	247,788
640,000		PCCW Ltd.	422,809
219,000		Shui On Land Ltd.	265,730
17,000		Sun Hung Kai Properties Ltd.	285,986
28,000		Television Broadcasts Ltd.	167,774
			4,242,530
		Ireland: 0.8%
237,157		Allied Irish Banks PLC	5,708,065
			5,708,065
		Italy: 5.1%
231,429	@	Banco Popolare Scarl	5,184,374
239,930		ENI S.p.A.	8,860,042
126,464		Finmeccanica S.p.A.	3,673,426
6,878		Italcementi S.p.A.	152,274
479,662		Parmalat S.p.A	1,699,911
1,943,385		Telecom Italia S.p.A.	5,882,716
90,560		Telecom Italia S.p.A. RNC	218,333
1,146,951		UniCredito Italiano S.p.A.	9,818,791
			35,489,867
		Japan: 20.4%
129,500		Aeon Co., Ltd.	1,823,027
6,200		Aeon Mall Co., Ltd.	188,427
39,000		Amada Co., Ltd.	433,606
11,600		Aoyama Trading Co., Ltd.	294,135
27,000		Asahi Kasei Corp.	217,268
34,100		Astellas Pharma, Inc.	1,629,616
75,000		Bank of Yokohama Ltd.	515,042
89,400		Canon Sales Co., Inc.	1,786,697
168,100		Canon, Inc.	9,122,013
18		Central Japan Railway Co.	190,820
31,000		Chiba Bank Ltd.	238,389
12,000		Chiyoda Corp.	215,082
585,000		COMSYS Holdings Corp.	6,398,760
23,000		Daicel Chemical Industries Ltd.	181,448
22,000		Daifuku Co., Ltd.	250,066
4,100		Daito Trust Construction Co., Ltd.	197,304
5,700		Denso Corp.	213,793
5,030		Diamond Lease Co., Ltd.	166,201
18,000		Dowa Holdings Co., Ltd.	226,608
21		East Japan Railway Co.	165,558
33,500		EDION Corp.	372,070
4,800		Eisai Co., Ltd.	226,584
12,900	@	Elpida Memory, Inc.	470,708
7,400		FamilyMart Co., Ltd.	192,530
6,900		Fast Retailing Co., Ltd.	397,226

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Japan (continued)
73,200		Fuji Photo Film Co., Ltd.	$3,363,109
76,000		Furukawa Electric Co., Ltd.	370,149
11,400		Hikari Tsushin, Inc.	311,153
33,000		Hiroshima Bank Ltd.	179,388
58,000		Hitachi Cable Ltd.	358,305
85,400		Hitachi Chemical Co. Ltd.	1,760,637
94,800		Hitachi High-Technologies Corp.	2,163,211
8,800		Hokkaido Electric Power Co., Inc.	190,055
121,900		Honda Motor Co., Ltd.	4,059,403
165		Inpex Holdings, Inc.	1,688,342
25,200	@	J Front Retailing Co., Ltd.	247,908
11,000		JGC Corp.	211,066
43,000		Joyo Bank Ltd.	238,424
38,600		Kansai Electric Power Co., Inc.	880,488
16,000		Kawasaki Kisen Kaisha Ltd.	233,575
205		KDDI Corp.	1,519,037
44,000		Keisei Electric Railway Co., Ltd.	243,322
22,400		Keyence Corp.	4,957,367
45,000		Kobe Steel Ltd.	167,200
130,700		Komatsu Ltd.	4,357,018
18,500		Komori Corp.	452,246
13,500		Konica Minolta Holdings, Inc.	227,927
40,900		Koyo Seiko Co., Ltd.	717,095
21,000		Kubota Corp.	171,532
2,200		Kyocera Corp.	205,142
5,700		Lawson, Inc.	179,848
5,100		Makita Corp.	222,131
23,800		Matsui Securities Co., Ltd.	181,255
202,000		Matsushita Electric Industrial Co., Ltd.	3,752,540
34,000		Meiji Dairies Corp.	191,823
48,000		Mitsubishi Gas Chemical Co., Inc.	443,155
70,000		Mitsubishi UFJ Financial Group, Inc.	611,239
7,000		Mitsui Fudosan Co., Ltd.	193,278
414,000		Mitsui Mining & Smelting Co., Ltd.	1,774,431
439,000		Mitsui OSK Lines Ltd.	7,063,820
1,514		Mizuho Financial Group, Inc.	8,551,115
22,000		NHK Spring Co., Ltd.	167,108
42,000		Nichirei Corp.	192,404
4,000		Nintendo Co., Ltd.	2,065,217
12,000		Nippon Electric Glass Co., Ltd.	192,074
22,000		Nippon Shokubai Co., Ltd.	213,627
524		Nippon Telegraph & Telephone Corp.	2,434,659
50,000		Nippon Yusen KK	485,561
60,000		Nishi-Nippon City Bank Ltd.	167,713
17,700		Nissan Motor Co., Ltd.	176,597
16,000		Nisshinbo Industries, Inc.	221,454
21,600		Nomura Holdings, Inc.	359,340
20,000		NSK Ltd.	174,789
1,010		Obic Co., Ltd.	195,396
22,000		Olympus Corp.	900,292
770		ORIX Corp.	174,503
53,000		Osaka Gas Co., Ltd.	185,606
16,300		Pioneer Corp.	199,246
16,000		Ricoh Co., Ltd.	336,736
117,000	@	Sanyo Electric Co., Ltd.	191,975
48		Sapporo Hokuyo Holdings, Inc.	475,285
1,085		SBI E*trade Securities Co., Ltd.	1,024,638
31,000		Sekisui House Ltd.	389,455
128,600		Seven & I Holdings Co., Ltd.	3,295,393
2,600		Shin-Etsu Chemical Co., Ltd.	178,879
23,300		Shinko Electric Industries	513,077
40,000		Shinko Securities Co., Ltd.	184,165
9,000		Shiseido Co., Ltd.	199,467
15,600		Showa Shell Sekiyu KK	199,904
16,400		SMC Corp.	2,238,013
742		Softbank Investment Corp.	193,795
26,800		Sony Corp.	1,288,290
8,400		Stanley Electric Co., Ltd.	201,623
161,000		Sumitomo Bakelite Co. Ltd.	923,607
10,400		Sumitomo Electric Industries Ltd.	164,916
18,000		Sumitomo Heavy Industries	230,350
360,000		Sumitomo Metal Mining Co., Ltd.	8,677,972
1,115		Sumitomo Mitsui Financial Group, Inc.	8,650,399
79,000		Sumitomo Osaka Cement Co., Ltd.	194,076
16,900		Sumitomo Rubber Industries, Inc.	211,875
2,300		Sumitomo Titanium Corp.	199,125
292,000		Sumitomo Trust & Banking Co., Ltd.	2,198,499
16,000		Suruga Bank Ltd.	194,431
9,000		Taiyo Yuden Co., Ltd.	177,346
2,900		Takeda Pharmaceutical Co., Ltd.	203,380
391,000		Tanabe Seiyaku Co., Ltd.	4,922,290

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Japan (continued)
2,500		TDK Corp.	$219,182
37,000		Teijin Ltd.	180,124
33,000		THK Co., Ltd.	693,607
37,000		Tobu Railway Co., Ltd.	173,484
6,200		Tokyo Electric Power Co., Inc.	156,210
2,300		Tokyo Electron Ltd.	145,072
887,000		Tokyo Gas Co., Ltd.	4,117,034
22,000		Tokyu Land Corp.	219,609
7,600		Toyota Boshoku Corp.	255,447
162,700		Toyota Motor Corp.	9,518,332
39,000		UNY Co., Ltd.	339,227
29,600		Ushio, Inc.	536,683
26,000		Yamazaki Baking Co., Ltd.	194,903
14,000		Yaskawa Electric Corp.	173,513
91,000		Zeon Corp.	892,946
			142,730,632
		Luxembourg: 1.6%
144,757		ArcelorMittal	11,105,144
			11,105,144
		Netherlands: 4.5%
10,915		Aegon NV	208,723
13,478	@	ASML Holding NV	444,724
292,140	@	Koninklijke Ahold NV	4,408,708
27,098		Koninklijke Philips Electronics NV	1,219,391
279,483		Royal Dutch Shell PLC - Class A	11,490,770
186,620		Royal Dutch Shell PLC - Class B	7,657,302
194,343		Unilever NV	5,994,004
			31,423,622
		New Zealand: 0.3%
221,004		Contact Energy Ltd.	1,538,754
24,040		Fletcher Building Ltd.	231,035
62,203		Sky Network Television Ltd.	271,394
179,706		Vector Ltd.	333,648
			2,374,831
		Norway: 1.1%
14,500		DNB NOR ASA	222,420
5,189		Norsk Hydro ASA	225,301
16,300		Norske Skogindustrier ASA	174,486
13,401	@	Petroleum Geo-Services ASA	386,973
186,250		Statoil ASA	6,355,585
10,200	@	Telenor ASA	203,639
10,650	@	TGS Nopec Geophysical Co. ASA	217,224
			7,785,628
		Portugal: 0.0%
14,466		Portugal Telecom SGPS SA	202,850
			202,850
		Singapore: 1.8%
138,000		ComfortDelgro Corp., Ltd.	179,610
559,000		DBS Group Holdings Ltd.	8,099,313
424,000		Neptune Orient Lines Ltd.	1,509,533
35,000		Oversea-Chinese Banking Corp.	209,117
209,000		Singapore Press Holdings Ltd.	606,583
15,000		United Overseas Bank Ltd.	222,713
240,000		United Overseas Land Ltd.	837,394
319,000		Wing Tai Holdings Ltd.	827,094
			12,491,357
		Spain: 2.7%
6,389		Abertis Infraestructuras SA	200,214
711		Acciona SA	192,886
8,552		Acerinox SA	256,797
3,078		ACS Actividades de Construccion y Servicios SA	169,687
39,631		Banco Bilbao Vizcaya Argentaria SA	929,549
129,762		Banco Santander Central Hispano SA	2,527,209
17,100		Gas Natural SDG SA	964,215
1,769		Grupo Ferrovial	149,681
3,400		Iberdrola SA	199,356
5,096		Repsol YPF SA	181,336
479,130		Telefonica SA	13,386,000
			19,156,930
		Sweden: 2.2%
160,506		Atlas Copco AB - Class B	2,557,522
67,650		Boliden AB	1,443,360
8,800		Electrolux AB	186,621
3,250		Hennes & Mauritz AB	205,779
17,800		Nobia AB	171,868
10,800		Nordea Bank AB	187,496
20,468		Scania AB - B Shares	497,301
12,000		Skandinaviska Enskilda Banken AB	389,809
8,400		SKF AB - B Shares	176,565
5,400		SSAB Svenskt Staal AB	183,459
11,800		Svenska Cellulosa AB - B Shares	219,505

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Sweden (continued)
50,148		Svenska Handelsbanken AB	$1,551,002
437,195		Volvo AB	7,586,794
			15,357,081
		Switzerland: 7.4%
154,820		Credit Suisse Group	10,289,953
1,831		Holcim Ltd.	201,959
2,459		Kuoni Reisen Holding	1,162,367
12,048		Nestle SA	5,401,005
53,250		Novartis AG	2,929,459
4,757	@	OC Oerlikon Corp. AG	1,745,900
49,627		Roche Holding AG	8,986,064
30,763		Schindler Holding AG	1,943,364
236,334		STMicroelectronics NV	3,961,973
3,401		Swatch Group AG - REG	217,217
48,589		Swiss Reinsurance	4,320,964
40,520		UBS AG - Reg	2,177,045
2,820		Xstrata PLC	187,274
27,735		Zurich Financial Services AG	8,314,250
			51,838,794
		United Kingdom: 19.1%
218,386		3I Group PLC	4,458,241
15,165		Amvescap PLC	204,863
9,785		Anglo American PLC	655,479
144,572		ARM Holdings PLC	454,272
126,130		AstraZeneca PLC	6,312,928
13,254		Aviva PLC	198,726
103,290		Barclays PLC	1,255,627
10,189		Bellway PLC	214,797
5,100	@	Berkeley Group Holdings PLC	149,366
346,712		BHP Billiton PLC	12,403,348
12,787		Bovis Homes Group PLC	170,933
653,868		BP PLC	7,563,505
461,907	@	British Airways PLC	3,612,910
5,941		British American Tobacco PLC	212,627
19,512		British Energy Group PLC	211,979
998,081		BT Group PLC	6,262,293
28,778		Carnival PLC	1,372,525
579,682		Compass Group PLC	3,574,441
374,068		Daily Mail & General Trust	4,814,813
15,600		Davis Service Group PLC	171,148
8,848		Diageo PLC	194,004
20,117		Enterprise Inns PLC	242,983
117,269		FKI PLC	217,443
51,787		GKN PLC	374,456
160,614		GlaxoSmithKline PLC	4,259,972
161,032		HBOS PLC	3,013,471
398,868		HSBC Holdings PLC	7,366,088
176,179		Imperial Tobacco Group PLC	8,055,305
765,019		International Power PLC	7,061,351
79,650		J Sainsbury PLC	941,428
40,678		Kingfisher PLC	148,850
22,768		Ladbrokes PLC	200,848
2,139,196		Legal & General Group PLC	5,837,319
20,656		Lloyds TSB Group PLC	228,521
213,423	L	London Stock Exchange Group PLC	7,173,804
15,554		Marks & Spencer Group PLC	195,620
35,543		Misys PLC	162,062
8,991		Next PLC	360,451
15,225		Persimmon PLC	298,792
50,640		Premier Farnell PLC	163,784
14,477		Punch Taverns PLC	290,727
57,045		Rank Group PLC	187,935
3,587		Reckitt Benckiser PLC	210,289
14,463		Resolution PLC	201,405
47,144		Rio Tinto PLC	4,057,527
459,325	@	Rolls-Royce Group PLC	4,903,375
826,045		Royal Bank of Scotland Group PLC	8,912,880
6,693		Scottish & Southern Energy PLC	206,581
83,798		Smith & Nephew PLC	1,022,620
22,743		SSL International PLC	197,714
28,312		Standard Life PLC	166,878
110,416		Tate & Lyle PLC	906,313
28,753		Taylor Woodrow PLC	162,341
23,143		Tesco PLC	207,440
34,373	@	Thomas Cook Group PLC	195,861
6,611		Travis Perkins PLC	208,533
48,505	@	TUI Travel PLC	250,087
141,208		Unilever PLC	4,470,274
14,431		United Utilities PLC	206,321
1,564,957		Vodafone Group PLC	5,640,854
9,653		Wolseley PLC	162,973

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
21,795		Yell Group PLC	$190,980
			133,731,281
		Total Common Stock
		(Cost $640,127,534)	677,904,156
EXCHANGE-TRADED FUNDS: 0.3%
		United States: 0.3%
22,000	L	iShares MSCI EAFE Index Fund	1,816,980

		Total Exchange-Traded Funds
		(Cost $1,780,020)	1,816,980
PREFERRED STOCK: 2.1%
		Germany: 2.1%
2,080		Porsche AG	4,436,588
31,026		RWE AG	3,474,279
52,029		Volkswagen AG	7,132,067

		Total Preferred Stock
		(Cost $9,827,084)	15,042,934
RIGHTS: 0.0%
		Austria: 0.0%
42,986	@	Raiffeisen International Bank - Holdings AG - Rights	—
			—
		Belgium: 0.0%
40,924	@	Fortis	217,082
			217,082
		Total Rights
		(Cost $ - )	217,082
		Total Long-Term Investments
		(Cost $651,734,638)	694,981,152

Principal Amount			Value
SHORT-TERM INVESTMENTS: 1.1%
	Securities Lending Collateralcc: 1.1%
$7,424,119	Bank of New York Mellon Corp. Institutional Cash Reserves		$7,424,119
	Total Short-Term Investments
	(Cost $7,424,119 )		7,424,119
	Total Investments in Securities
	(Cost $659,158,757)	100.2%	$702,405,271
	Other Assets and Liabilities — Net	(0.2)	(1,235,566)
	Net Assets	100.0%	$701,169,705

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
**	Investment in affiliate

*	Cost for federal income tax purposes is $659,838,069.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$68,473,795
	Gross Unrealized Depreciation	(25,906,593)
	Net Unrealized Appreciation	$42,567,202

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of September 30, 2007 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	1.2%
Agriculture	1.2
Airlines	0.6
Auto Manufacturers	4.1
Auto Parts & Equipment	0.3
Banks	16.6
Beverages	1.4
Biotechnology	0.2
Building Materials	0.8
Chemicals	1.2
Commercial Services	0.1
Computers	0.1
Cosmetics/Personal Care	0.0
Distribution/Wholesale	0.6
Diversified	0.0
Diversified Financial Services	3.1
Electric	4.7
Electrical Components & Equipment	0.3
Electronics	1.0
Engineering & Construction	2.5
Entertainment	0.2
Food	3.9
Food Service	0.9
Forest Products & Paper	0.1
Gas	0.8
Hand/Machine Tools	0.7
Healthcare - Products	0.2
Holding Companies - Diversified	0.8
Home Builders	0.2
Home Furnishings	0.8
Household Products/Wares	0.4
Insurance	3.0
Internet	0.2
Iron/Steel	2.9
Leisure Time	0.4
Lodging	0.0
Machinery - Construction & Mining	1.0
Machinery - Diversified	1.3
Media	1.8
Metal Fabricate/Hardware	0.2
Mining	5.7
Miscellaneous Manufacturing	1.0
Office/Business Equipment	1.4
Oil & Gas	7.3
Oil & Gas Services	0.1
Pharmaceuticals	5.8
Real Estate	3.3
Retail	2.0
Semiconductors	1.1
Software	0.0
Telecommunications	7.6
Textiles	0.1
Toys/Games/Hobbies	0.3
Transportation	2.6
Venture Capital	0.6
Water	0.1
Other Long-Term Investments	0.3
Short-Term Investments	1.1
Other Assets and Liabilities - Net	(0.2)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Disciplined Value Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 91.7%
		Banks: 5.4%
9,434		Bank of New York Mellon Corp.	$416,417
68,900		BB&T Corp.	2,782,871
63,400	L	Citizens Banking Corp.	1,021,374
31,276	L	First Financial Bancorp.	399,707
25,600	L	First Horizon National Corp.	682,496
44,500	L	Fulton Financial Corp.	639,910
9,700	L	M&T Bank Corp.	1,003,465
95,300		Marshall & Ilsley Corp.	4,171,281
38,800	@@, L	Popular, Inc.	476,464
23,100		South Financial Group, Inc.	525,294
36,500		Synovus Financial Corp.	1,023,825
14,500	L	Webster Financial Corp.	610,740
			13,753,844
		Beverages: 4.9%
510,000		Coca-Cola Enterprises, Inc.	12,352,200
			12,352,200
		Biotechnology: 2.5%
84,200	@, L	Millipore Corp.	6,382,360
1,300	@, L	PDL BioPharma, Inc.	28,093
			6,410,453
		Chemicals: 0.2%
19,400		Hercules, Inc.	407,788
			407,788
		Commercial Services: 4.4%
15,100	@, L	Apollo Group, Inc. - Class A	908,265
10,500	@, L	BearingPoint, Inc.	42,525
641,100	@, L	Corinthian Colleges, Inc.	10,199,901
			11,150,691
		Computers: 1.0%
114,400		Electronic Data Systems Corp.	2,498,496
			2,498,496
		Diversified Financial Services: 0.4%
2,000	L	Janus Capital Group, Inc.	56,560
11,900		Legg Mason, Inc.	1,003,051
1,500		Waddell & Reed Financial, Inc.	40,545
			1,100,156
		Electric: 0.3%
27,600	L	PNM Resources, Inc.	642,528
			642,528
		Electrical Components & Equipment: 3.3%
326,100		Molex, Inc.	8,269,896
			8,269,896
		Electronics: 1.4%
150,300		Jabil Circuit, Inc.	3,432,852
			3,432,852
		Environmental Control: 5.5%
52,800		Nalco Holding Co.	1,565,520
327,000		Waste Management, Inc.	12,340,980
			13,906,500
		Food: 25.7%
300,000		ConAgra Foods, Inc.	7,839,000
1,142,000	L	Del Monte Foods Co.	11,991,000
177,400	L	Hershey Co.	8,233,134
445,400		Kroger Co.	12,702,808
180,500		Sara Lee Corp.	3,012,545
773		Supervalu, Inc.	30,155
299,500	L	Tootsie Roll Industries, Inc.	7,945,735
133,000		Tyson Foods, Inc.	2,374,050
171,100		WM Wrigley Jr. Co.	10,989,753
			65,118,180
		Forest Products & Paper: 0.5%
40,400		MeadWestvaco Corp.	1,193,012
			1,193,012
		Gas: 2.3%
306,300	L	NiSource, Inc.	5,862,582
			5,862,582
		Healthcare — Products: 2.0%
62,400	@	Zimmer Holdings, Inc.	5,053,776
			5,053,776
		Healthcare — Services: 1.3%
59,000		Quest Diagnostics	3,408,430
			3,408,430
		Housewares: 0.0%
300	L	Newell Rubbermaid, Inc.	8,646
			8,646

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Disciplined Value Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Insurance: 8.1%
321,600		Marsh & McLennan Cos., Inc.	$8,200,800
363,600	L	Progressive Corp.	7,057,476
4,300		Safeco Corp.	263,246
9,500		White Mountains Insurance Group Ltd.	4,937,625
			20,459,147
		Internet: 2.5%
1,100	@	eBay, Inc.	42,922
167,200	@, L	IAC/InterActiveCorp.	4,960,824
50,200	@, L	Yahoo!, Inc.	1,347,368
			6,351,114
		Media: 0.0%
10,000	@, L	Gemstar-TV Guide International, Inc.	69,600
			69,600
		Mining: 0.0%
3,800	@, @@, L	Harmony Gold Mining Co., Ltd. ADR	45,258
			45,258
		Miscellaneous Manufacturing: 2.8%
160,300	@@	Tyco International Ltd.	7,107,702
			7,107,702
		Oil & Gas Services: 0.0%
2,000	@, L	FMC Technologies, Inc.	115,320
			115,320
		Packaging & Containers: 0.5%
45,800		Sealed Air Corp.	1,170,648
			1,170,648
		Pharmaceuticals: 1.3%
65,600	@	Hospira, Inc.	2,719,120
16,300		Omnicare, Inc.	540,019
			3,259,139
		Semiconductors: 7.2%
277,000		Applied Materials, Inc.	5,733,900
12,900	L	KLA-Tencor Corp.	719,562
268,100		Maxim Integrated Products	7,868,735
48,200	@, L	Novellus Systems, Inc.	1,313,932
104,100	L	Xilinx, Inc.	2,721,174
			18,357,303
		Software: 7.1%
235,800	@, L	BEA Systems, Inc.	3,270,546
176,500	L	CA, Inc.	4,539,580
179,000	@, L	Electronic Arts, Inc.	10,022,210
3,300	@, L	Take-Two Interactive Software, Inc.	56,364
			17,888,700
		Telecommunications: 1.1%
2,200	L	IDT Corp.	18,414
168,590	@, @@, L	Nortel Networks Corp.	2,862,658
			2,881,072
		Total Common Stock
		(Cost $217,585,132 )	232,275,033

Principal Amount				Value
SHORT-TERM INVESTMENTS: 32.6%
		U.S. Government Agency Obligations: 10.5%
$26,644,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07		$26,641,188

		Total U.S. Government Agency Obligations
		(Cost $26,641,188 )		26,641,188

		Securities Lending Collateralcc: 22.1%
55,835,412		Bank of New York Mellon Corp. Institutional Cash Reserves		55,835,412

		Total Securities Lending Collateral
		(Cost $55,835,412 )		55,835,412

		Total Short-Term Investments
		(Cost $82,476,600 )		82,476,600

		Total Investments in Securities
		(Cost $300,061,732 )	124.3%	$314,751,633
		Other Assets and Liabilities — Net	(24.3)	(61,491,717)
		Net Assets	100.0%	$253,259,916

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $300,085,902.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$22,760,575
		Gross Unrealized Depreciation		(8,094,844)
		Net Unrealized Appreciation		$14,665,731

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 87.0%
		Aerospace/Defense: 1.6%
39,400	@	Herley Industries, Inc.	$589,424
61,500	@	Spirit Aerosystems Holdings, Inc.	2,394,810
			2,984,234
		Agriculture: 0.1%
4,000	@, L	Tejon Ranch Co.	165,600
			165,600
		Apartments: 1.0%
43,000		Apartment Investment & Management Co.	1,940,590
			1,940,590
		Banks: 12.3%
16,800		Amcore Financial, Inc.	418,656
17,600	L	Boston Private Financial Holdings, Inc.	489,984
8,700	L	Central Pacific Financial Corp.	254,040
136,600	L	Citizens Banking Corp.	2,200,626
16,000	L	Community Trust Bancorp., Inc.	480,640
58,116	L	First Commonwealth Financial Corp.	642,763
8,600	L	First Community Bancorp., Inc.	470,506
30,300	L	First Financial Bancorp.	387,234
30,400	L	First Horizon National Corp.	810,464
13,800		First Midwest Bancorp., Inc.	471,408
24,500	L	FirstMerit Corp.	484,120
20,800	L	Frontier Financial Corp.	485,264
63,900		Fulton Financial Corp.	918,882
20,600		International Bancshares Corp.	447,020
69,731	L	National Penn Bancshares, Inc.	1,140,799
30,500	L	Old National Bancorp.	505,385
18,900		Pacific Capital Bancorp.	497,070
73,090		People’s United Financial, Inc.	1,262,995
18,800	L	Provident Bankshares Corp.	589,004
61,100		South Financial Group, Inc.	1,389,414
52,800		Sterling Financial Corp.	1,420,848
63,400	L	Susquehanna Bancshares, Inc.	1,274,340
11,400	L	UMB Financial Corp.	488,604
88,950		Umpqua Holdings Corp.	1,779,890
18,700	L	United Community Banks, Inc.	458,524
16,500	L	Valley National Bancorp.	365,970
21,500	L	Webster Financial Corp.	905,580
23,100		Wilmington Trust Corp.	898,590
25,400	L	Wintrust Financial Corp.	1,084,326
			23,022,946
		Beverages: 2.0%
155,000		Coca-Cola Enterprises, Inc.	3,754,100
16,600	@	Vermont Pure Holdings Ltd.	31,208
			3,785,308
		Biotechnology: 4.3%
59,900	@, L	Millipore Corp.	4,540,420
1,030,800	@, L	XOMA Ltd.	3,515,028
			8,055,448
		Building Materials: 0.4%
16,800	@	Armstrong World Industries, Inc.	681,912
9,300		Comfort Systems USA, Inc.	132,060
			813,972
		Chemicals: 2.1%
149,500		Hercules, Inc.	3,142,490
99,500	@, L	Symyx Technologies	864,655
			4,007,145
		Commercial Services: 8.1%
414,100	@	Corinthian Colleges, Inc.	6,588,331
120,700	@, L	CRA International, Inc.	5,816,533
888,000	@	Hooper Holmes, Inc.	2,095,680
23,800	@	PHH Corp.	625,464
			15,126,008
		Computers: 1.7%
557,300	@	InFocus Corp.	947,410
222,869	@	Mercury Computer Systems, Inc.	2,291,093
			3,238,503
		Diversified Financial Services: 1.9%
311,136	@, L	Asset Acceptance Capital Corp.	3,609,178
			3,609,178
		Electric: 1.2%
200	L	Idacorp, Inc.	6,548
93,700	L	PNM Resources, Inc.	2,181,336
			2,187,884

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment: 2.9%
214,900		Molex, Inc.	$5,449,864
			5,449,864
		Electronics: 3.3%
115,100	@, L	Newport Corp.	1,752,973
151,200		PerkinElmer, Inc.	4,416,552
100	@	Planar Systems, Inc.	671
			6,170,196
		Energy — Alternate Sources: 4.8%
111,800	@, L	Aventine Renewable Energy Holdings, Inc.	1,181,726
825,000	@, L	FuelCell Energy, Inc.	7,375,499
240,400	@, L	Syntroleum Corp.	451,952
			9,009,177
		Entertainment: 0.2%
47,500	@, L	Lakes Entertainment, Inc.	452,675
			452,675
		Environmental Control: 1.2%
49,186	@, L	Clean Harbors, Inc.	2,189,761
			2,189,761
		Food: 10.5%
563,200		Del Monte Foods Co.	5,913,600
200,400	L	Tootsie Roll Industries, Inc.	5,316,612
51,000		Tyson Foods, Inc.	910,350
133,000	@, L	United Natural Foods, Inc.	3,620,260
211,900	@, L	Winn-Dixie Stores, Inc.	3,966,768
			19,727,590
		Forest Products & Paper: 0.9%
115,400	@	Buckeye Technologies, Inc.	1,747,156
			1,747,156
		Healthcare — Products: 2.5%
39,100	@, L	Kensey Nash Corp.	1,020,901
35,800	@	Orthologic Corp.	50,478
68,800		Vital Signs, Inc.	3,587,232
			4,658,611
		Insurance: 1.3%
104,400	@	Crawford & Co.	576,288
3,500		White Mountains Insurance Group Ltd.	1,819,125
			2,395,413
		Internet: 0.0%
7,200	@	Bluefly, Inc.	6,552
			6,552
		Lodging: 1.9%
120,000		Ameristar Casinos, Inc.	3,372,000
9,200	@, L	MTR Gaming Group, Inc.	87,676
			3,459,676
		Machinery — Diversified: 2.0%
56,100		Cognex Corp.	996,336
49,300	L	Robbins & Myers, Inc.	2,824,397
200		Tennant Co.	9,740
			3,830,473
		Media: 3.1%
525,500	@, L	Playboy Enterprises, Inc.	5,643,870
35,514	@, L	WPT Enterprises, Inc.	102,280
			5,746,150
		Metal Fabricate/Hardware: 0.0%
700		Valmont Industries, Inc.	59,395
			59,395
		Mining: 3.0%
274,800	@, L	Apex Silver Mines Ltd.	5,344,860
100	@@	Gold Fields Ltd. ADR	1,809
100	@@	GoldCorp, Inc.	3,056
31,400	@, @@, L	Minefinders Corp.	335,038
			5,684,763
		Miscellaneous Manufacturing: 1.8%
216,900		Federal Signal Corp.	3,331,584
10,500	@	Lydall, Inc.	97,440
			3,429,024
		Pharmaceuticals: 0.4%
44,000	@, L	Noven Pharmaceuticals, Inc.	700,920
1,400	@	Trimeris, Inc.	10,892
			711,812
		Real Estate: 0.1%
4,800	@, L	Avatar Holdings, Inc.	239,664
			239,664
		Retail: 0.1%
28,400	@	Buca, Inc.	53,108
9,100	@	Rubio’s Restaurants, Inc.	90,545
			143,653
		Savings & Loans: 1.3%
34,000	L	Anchor Bancorp. Wisconsin, Inc.	918,000
175,600		BankAtlantic Bancorp., Inc.	1,522,452
			2,440,452

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors: 5.1%
50,200	@	Actel Corp.	$538,646
2,700	@, L	Advanced Analogic Technologies, Inc.	28,728
483,000	@, L	Entegris, Inc.	4,192,440
52,800	@	Exar Corp.	689,568
291,409	@, L	Ultratech, Inc.	4,038,929
			9,488,311
		Software: 2.2%
152,100	@	BEA Systems, Inc.	2,109,627
24,300	L	Fair Isaac Corp.	877,473
251,800	@, L	Midway Games, Inc.	1,097,848
4,700	@, L	Take-Two Interactive Software, Inc.	80,276
			4,165,224
		Telecommunications: 0.3%
33,800	@	Mastec, Inc.	475,566
			475,566
		Toys/Games/Hobbies: 1.4%
324,800	@, L	Leapfrog Enterprises, Inc.	2,679,600
			2,679,600
		Total Common Stock
		(Cost $163,236,247)	163,297,574

Principal Amount				Value
SHORT-TERM INVESTMENTS: 37.9%
		U.S. Government Agency Obligations: 12.6%
$23,669,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07		$23,666,502
		Total U.S. Government Agency Obligations
		(Cost $23,666,502)		23,666,502
		Securities Lending Collateralcc: 25.3%
47,597,171		Bank of New York Mellon Corp. Institutional Cash Reserves		47,597,171
		Total Securities Lending Collateral
		(Cost $47,597,171)		47,597,171
		Total Short-Term Investments
		(Cost $71,263,673)		71,263,673
		Total Investments in Securities
		(Cost $234,499,920)	124.9%	$234,561,247
		Other Assets and Liabilities — Net	(24.9)	(46,750,428)
		Net Assets	100.0%	$187,810,819

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $234,500,040.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$13,580,239
	Gross Unrealized Depreciation	(13,519,032)
	Net Unrealized Appreciation	$61,207

Item 2.	Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Investors Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 29, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 29, 2007